PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—10.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD Term SOFR + 1.224%,
5.962%, due 03/25/35[1]	$143,573	$140,995
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD Term SOFR + 1.114%,
5.852%, due 10/25/34[1]	72,603	72,121
Anchorage Capital CLO 28 Ltd.,
Series 2024-28A, Class A,
3 mo. USD Term SOFR + 1.700%,
6.317%, due 04/20/37[1,2]	500,000	503,252
Apex Credit CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR + 1.800%,
6.417%, due 04/20/36[1,2]	500,000	502,622
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.314%,
6.052%, due 08/25/34[1]	1,183,260	1,187,023
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD Term SOFR + 0.754%,
5.492%, due 08/25/32[1]	117,725	115,590
Series 2002-4, Class 2A1,
1 mo. USD Term SOFR + 0.854%,
5.592%, due 10/25/32[1]	4,878	4,804
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD Term SOFR + 0.614%,
5.352%, due 07/25/34[1]	56,118	55,260
Countrywide Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD Term SOFR + 0.834%,
5.572%, due 07/25/34[1]	18,745	18,977
Series 2004-6, Class M1,
1 mo. USD Term SOFR + 1.014%,
5.752%, due 10/25/34[1]	45,701	45,660
Diameter Capital CLO 6 Ltd.,
Series 2024-6A, Class A1,
3 mo. USD Term SOFR + 1.610%,
6.266%, due 04/15/37[1,2]	700,000	703,879

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD Term SOFR + 1.242%,
5.898%, due 04/15/28[1,2]	$182,769	$182,843
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD Term SOFR + 1.614%,
6.352%, due 08/25/40[1,2]	45,190	45,544
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD Term SOFR + 0.284%,
5.022%, due 04/25/37[1,2]	1,045,563	961,039
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD Term SOFR + 1.352%,
6.008%, due 07/15/31[1,2]	1,227,632	1,229,062
Generate CLO 3 Ltd.,
Series 3A, Class A2R,
3 mo. USD Term SOFR + 1.830%,
6.447%, due 10/20/36[1,2]	700,000	706,296
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
1.029%, due 04/25/38[1,2,3,4]	4,442,884	90,817
KKR CLO 28 Ltd.,
Series 28A, Class AR,
3 mo. USD Term SOFR + 1.440%,
6.087%, due 02/09/35[1,2]	500,000	500,228
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR,
3 mo. USD Term SOFR + 1.180%,
5.812%, due 10/18/30[1,2]	2,080,310	2,083,574
Marathon CLO 14 Ltd.,
Series 2019-2A, Class A1AR,
3 mo. USD Term SOFR + 1.380%,
5.997%, due 01/20/33[1,2]	400,000	400,177
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD Term SOFR + 0.294%,
5.032%, due 04/25/37[1]	44,655	25,312
Palmer Square CLO Ltd.,
Series 2022-1A, Class A,
3 mo. USD Term SOFR + 1.320%,
5.937%, due 04/20/35[1,2]	150,000	150,207
PRET LLC,
Series 2021-RN2, Class A1,
4.744%, due 07/25/51[1,2]	3,110,216	3,027,036
Series 2022-RN1, Class A1,
3.721%, due 07/25/51[1,2]	1,155,135	1,147,089

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD Term SOFR + 0.994%,
3.819%, due 08/25/33[1]	$94,548	$86,888
Residential Asset Securities Corporation Trust,
Series 2005-KS11, Class M2,
1 mo. USD Term SOFR + 0.744%,
5.482%, due 12/25/35[1]	3,544	3,540
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD Term SOFR + 0.864%,
0.939%, due 11/25/35[1]	281,925	276,878
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD Term SOFR + 0.314%,
5.052%, due 06/25/37[1]	522,937	358,519
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD Term SOFR + 0.384%,
5.122%, due 07/25/36[1,2]	6,325	6,313
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD Term SOFR + 0.804%,
5.542%, due 09/25/35[1]	747,127	709,552
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class AR,
3 mo. USD Term SOFR + 1.680%,
6.297%, due 01/20/37[1,2]	400,000	401,976
TCW CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR + 1.600%,
6.247%, due 01/16/37[1,2]	500,000	500,617
Trinitas CLO XII Ltd.,
Series 2020-12A, Class A1R,
3 mo. USD Term SOFR + 1.370%,
5.996%, due 04/25/33[1,2]	500,000	500,257
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD Term SOFR + 1.322%,
5.978%, due 07/15/31[1,2]	369,562	369,654
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD Term SOFR + 1.392%,
6.009%, due 04/20/32[1,2]	754,682	755,425
Total asset-backed securities
(cost—$17,821,637)		17,869,026

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—18.6%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
5.227%, due 11/25/35[1]	$249,768	$176,402
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
4.559%, due 03/26/37[1,2]	48,818	39,066
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[1,2]	125,162	84,583
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
3.250%, due 02/25/33[1]	1,197	901
Series 2004-2, Class 12A2,
4.360%, due 05/25/34[1]	18,724	17,075
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[1]	291,074	286,459
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[1]	101,008	109,737
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD Term SOFR + 0.394%,
5.132%, due 01/25/35[1,2]	8,399	8,022
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.538%, due 05/19/33[1]	2,555	2,330
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	23,848	8,676
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series KJ45, Class A2,
4.660%, due 01/25/31	600,000	595,414
Federal Home Loan Mortgage Corp. REMICS,
Series 2614, Class WO,
0.000%, due 05/15/33[5]	295,460	252,726
Series 4839, Class UO,
0.000%, due 08/15/56[5]	394,714	270,273
Series 4836, Class PO,
0.000%, due 10/15/58[5]	699,369	499,473
Series 4255, Class SN,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.000%, due 05/15/35[1]	278,356	262,815
Series 4263, Class SD,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.000%, due 11/15/43[1]	305,858	254,150

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 4265, Class ES,
(3.200)* 30 day USD SOFR Average + 13.394%,
0.000%, due 11/15/43[1]	$828,981	$708,341
Series 3621, Class WI,
0.319%, due 05/15/37[1]	19,622	1,472
Series 3635, Class IB,
0.331%, due 10/15/37[1]	34,882	2,500
Series 3598, Class JI,
0.491%, due 10/15/37[1]	12,440	675
Series 4367, Class GS,
0.907%, due 03/15/37[1]	33,090	2,019
Series 4076, Class SW,
(1.000)* 30 day USD SOFR Average + 5.936%,
0.926%, due 07/15/42[1]	863,197	80,903
Series 4438, Class WI,
0.928%, due 11/15/38[1]	92,816	6,852
Series 4338, Class SB,
0.967%, due 10/15/41[1]	52,040	3,408
Series 4463, Class IO,
1.019%, due 02/15/38[1]	54,561	4,054
Series 3684, Class JI,
1.039%, due 11/15/36[1]	99,573	5,105
Series 4156, Class SA,
(1.000)* 30 day USD SOFR Average + 6.086%,
1.076%, due 01/15/33[1]	498,927	37,635
Series 3962, Class KS,
1.081%, due 06/15/38[1]	79,789	7,145
Series 4394, Class WI,
1.089%, due 08/15/41[1]	28,006	2,159
Series 3339, Class LI,
(1.000)* 30 day USD SOFR Average + 6.366%,
1.356%, due 07/15/37[1]	455,803	39,117
Series 4324, Class IO,
1.436%, due 08/15/36[1]	34,649	2,035
Series 5034, Class MI,
2.000%, due 11/25/50	642,116	82,192
Series 4182, Class YI,
2.500%, due 03/15/28	665,344	19,883
Series 2513, Class AS,
(1.000)* 30 day USD SOFR Average + 7.886%,
2.876%, due 02/15/32[1]	96,566	10,136
Series 4037, Class PI,
3.000%, due 04/15/27	42,868	152
Series 4100, Class HI,
3.000%, due 08/15/27	53,465	1,444

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 4182, Class QI,
3.000%, due 02/15/33	$39,250	$2,121
Series 4165, Class TI,
3.000%, due 12/15/42	447,507	26,195
Series 4544, Class IP,
4.000%, due 01/15/46	878,067	159,217
Series 3442, Class MT,
30 day USD SOFR Average + 0.114%,
5.124%, due 07/15/34[1]	24,408	22,746
Series 2411, Class FJ,
30 day USD SOFR Average + 0.464%,
5.474%, due 12/15/29[1]	4,369	4,355
Series 3864, Class NT,
(9.167)* 30 day USD SOFR Average + 59.451%,
5.500%, due 03/15/39[1]	181,440	181,683
Series 4940, Class FE,
30 day USD SOFR Average + 0.664%,
5.521%, due 01/25/50[1]	232,313	227,855
Series 3096, Class FL,
30 day USD SOFR Average + 0.514%,
5.524%, due 01/15/36[1]	47,951	47,295
Series 3114, Class PF,
30 day USD SOFR Average + 0.514%,
5.524%, due 02/15/36[1]	286,178	283,009
Series 3153, Class UF,
30 day USD SOFR Average + 0.544%,
5.554%, due 05/15/36[1]	71,452	71,046
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
5.624%, due 01/15/32[1]	10,769	10,770
Series 4068, Class UF,
30 day USD SOFR Average + 0.614%,
5.624%, due 06/15/42[1]	368,718	363,915
Series 3667, Class FW,
30 day USD SOFR Average + 0.664%,
5.674%, due 02/15/38[1]	5,148	5,115
Series 4832, Class FW,
30 day USD SOFR Average + 0.464%,
5.811%, due 04/15/38[1]	635,588	625,642
Series 4945, Class F,
30 day USD SOFR Average + 0.614%,
5.961%, due 12/15/46[1]	97,289	97,588
Series 3671, Class FQ,
30 day USD SOFR Average + 0.964%,
5.974%, due 12/15/36[1]	421,338	424,178
Series 2136, Class GD,
7.000%, due 03/15/29	381	29
Series 2178, Class PI,
7.500%, due 08/15/29	2,663	285

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 1775, Class Z,
8.500%, due 03/15/25	$33	$34
Federal Home Loan Mortgage Corp. STRIPS,
Series 389, Class C40,
2.500%, due 10/15/52	4,431,698	682,105
Series 303, Class C19,
3.500%, due 01/15/43	371,535	62,937
Series 345, Class C13,
3.500%, due 08/15/45	546,171	83,965
Series 326, Class F2,
30 day USD SOFR Average + 0.664%,
5.674%, due 03/15/44[1]	222,201	220,197
Series 330, Class F4,
30 day USD SOFR Average + 0.464%,
5.811%, due 10/15/37[1]	141,698	139,272
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	188,010	164,327
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	334,944	282,092
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	374,304	325,445
Federal National Mortgage Association Interest STRIPS,
Series 419, Class C3,
3.000%, due 11/25/43	79,687	10,971
Series 413, Class 111,
4.000%, due 07/25/42[1]	401,499	57,470
Series 386, Class 14,
6.500%, due 04/25/38	28,511	7,777
Federal National Mortgage Association REMICS,
Series 2012-111, Class HS,
(0.833)* 30 day USD SOFR Average + 3.571%,
0.000%, due 10/25/42[1]	36,376	23,065
Series 2022-3, Class SD,
(1.000)* 30 day USD SOFR Average + 2.550%,
0.000%, due 02/25/52[1]	3,700,256	18,965
Series 2015-73, Class ES,
(2.333)* 30 day USD SOFR Average + 9.066%,
0.000%, due 10/25/45[1]	176,805	105,287
Series 2014-84, Class AI,
(1.000)* 30 day USD SOFR Average + 6.036%,
0.200%, due 02/25/43[1]	225,663	1,471
Series 2014-43, Class BS,
0.717%, due 07/25/44[1]	165,482	8,070
Series 2012-77, Class IO,
0.744%, due 07/25/52[1]	88,039	4,588
Series 2014-42, Class SA,
0.754%, due 07/25/44[1]	94,344	4,039

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2016-76, Class CS,
0.896%, due 10/25/46[1]	$34,879	$1,645
Series 2015-64, Class KS,
0.898%, due 09/25/45[1]	93,374	6,131
Series 2016-17, Class CS,
0.909%, due 04/25/46[1]	69,587	3,743
Series 2015-10, Class SA,
0.949%, due 03/25/45[1]	187,479	11,298
Series 2014-92, Class SB,
0.967%, due 01/25/45[1]	86,633	5,265
Series 2019-62, Class SN,
(1.000)* 30 day USD SOFR Average + 5.886%,
1.029%, due 11/25/49[1]	185,170	21,285
Series 2014-45, Class SA,
1.047%, due 08/25/44[1]	79,750	4,495
Series 2015-19, Class AI,
1.069%, due 04/25/55[1]	152,826	8,040
Series 2014-47, Class BI,
1.163%, due 08/25/54[1]	157,145	8,648
Series 2013-28, Class YS,
(1.000)* 30 day USD SOFR Average + 6.036%,
1.179%, due 07/25/42[1]	316,620	36,385
Series 2013-34, Class PS,
(1.000)* 30 day USD SOFR Average + 6.036%,
1.179%, due 08/25/42[1]	268,140	20,323
Series 2015-50, Class SB,
1.214%, due 07/25/45[1]	495,086	25,518
Series 2012-134, Class BH,
1.250%, due 12/25/27	2,171,987	2,080,871
Series 2020-70, Class IO,
1.364%, due 10/25/50[1]	8,536,053	419,481
Series 2015-58, Class AI,
1.392%, due 08/25/55[1]	93,022	5,304
Series 2010-76, Class SA,
(1.000)* 30 day USD SOFR Average + 6.386%,
1.529%, due 07/25/40[1]	339,782	25,079
Series 2021-3, Class TI,
2.500%, due 02/25/51	819,330	139,466
Series 2013-30, Class GI,
3.000%, due 01/25/43	581,569	44,960
Series 2013-45, Class IK,
3.000%, due 02/25/43	433,043	42,299
Series 2013-30, Class JI,
3.000%, due 04/25/43	229,868	27,533
Series 2013-116, Class IY,
3.000%, due 09/25/43	168,905	10,590

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2016-14, Class IO,
3.000%, due 03/25/46	$296,229	$36,685
Series 2016-20, Class EI,
3.000%, due 04/25/46	106,700	12,946
Series 2016-52, Class PI,
3.000%, due 04/25/46	261,365	29,374
Series 2016-64, Class IA,
3.000%, due 05/25/46	251,239	29,878
Series 2018-28, Class CA,
3.000%, due 05/25/48	209,551	184,233
Series 2016-63, Class YI,
3.500%, due 04/25/46	43,153	3,242
Series 2015-47, Class GI,
4.000%, due 06/25/44	30,019	2,116
Series 2020-54, Class WF,
30 day USD SOFR Average + 0.564%,
4.029%, due 08/25/50[1]	396,479	383,794
Series 2012-122, Class LI,
4.500%, due 07/25/41	181,017	11,845
Series 2018-85, Class FE,
30 day USD SOFR Average + 0.414%,
5.271%, due 12/25/48[1]	1,300,926	1,276,833
Series 2007-67, Class FB,
30 day USD SOFR Average + 0.434%,
5.291%, due 07/25/37[1]	26,582	26,089
Series 2012-128, Class FK,
30 day USD SOFR Average + 0.464%,
5.321%, due 11/25/42[1]	110,786	108,504
Series 2002-60, Class F1,
30 day USD SOFR Average + 0.514%,
5.371%, due 06/25/32[1]	32,485	32,272
Series 2019-10, Class FA,
30 day USD SOFR Average + 0.514%,
5.371%, due 03/25/49[1]	2,063,268	2,032,749
Series 2012-90, Class FB,
30 day USD SOFR Average + 0.554%,
5.411%, due 08/25/42[1]	37,788	37,220
Series 2010-141, Class FA,
30 day USD SOFR Average + 0.614%,
5.471%, due 12/25/40[1]	102,566	101,332
Series 2009-33, Class FB,
30 day USD SOFR Average + 0.934%,
5.791%, due 03/25/37[1]	236,495	237,661
Series 2024-38, Class FA,
30 day USD SOFR Average + 0.800%,
6.147%, due 01/25/51[1]	1,788,275	1,789,758
Series 2024-10, Class AF,
30 day USD SOFR Average + 0.900%,
6.247%, due 12/25/50[1]	788,574	786,707

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Federal National Mortgage Association-ACES,
Series 2020-M33, Class X2,
2.242%, due 01/25/31[1]	$584,851	$44,297
Series 2016-M11, Class AL,
2.944%, due 07/25/39	441,098	392,930
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD Term SOFR + 0.939%,
5.677%, due 01/25/34[1]	275,704	264,222
Government National Mortgage Association REMICS,
Series 2007-18, Class CO,
0.000%, due 03/20/35[5]	10,765	10,026
Series 2015-166, Class SA,
0.000%, due 06/20/42[1]	125,494	4,965
Series 2015-180, Class SA,
0.000%, due 06/20/42[1]	136,261	5,331
Series 2015-127, Class AS,
0.000%, due 06/20/43[1]	127,960	4,720
Series 2016-138, Class WI,
0.000%, due 08/20/45[1]	118,240	4,750
Series 2016-180, Class WI,
0.000%, due 09/20/45[1]	220,904	8,547
Series 2017-15, Class WI,
0.000%, due 11/20/45[1]	131,339	5,460
Series 2017-57, Class WI,
0.000%, due 12/20/45[1]	55,967	2,040
Series 2015-126, Class GS,
(2.333)* 1 mo. USD Term SOFR + 9.066%,
0.000%, due 09/20/45[1]	323,052	195,639
Series 2013-77, Class GI,
3.000%, due 02/20/43	649,467	58,218
Series 2017-H23, Class MA,
3.000%, due 11/20/67	577,450	556,267
Series 2014-158, Class IA,
3.500%, due 10/20/29	177,140	8,855
Series 2013-23, Class IP,
3.500%, due 08/20/42	529,221	63,232
Series 2015-165, Class IB,
3.500%, due 11/20/42	133,577	12,876
Series 2016-118, Class IE,
3.500%, due 09/20/46	28,294	4,801
Series 2024-H07, Class FC,
30 day USD SOFR Average + 0.650%,
5.540%, due 02/20/74[1]	906,769	904,044
Series 2024-H07, Class JF,
30 day USD SOFR Average + 0.790%,
5.680%, due 04/20/74[1]	501,137	500,780
Series 2010-H01, Class FA,
1 mo. USD Term SOFR + 0.934%,
5.790%, due 01/20/60[1]	313,979	314,601

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2024-H01, Class FB,
30 day USD SOFR Average + 0.900%,
5.790%, due 01/20/74[1]	$999,538	$1,005,437
Series 2024-H02, Class FH,
30 day USD SOFR Average + 0.930%,
5.820%, due 01/20/74[1]	2,008,297	2,023,433
Series 2024-H02, Class FJ,
30 day USD SOFR Average + 1.000%,
5.890%, due 12/20/73[1]	1,481,748	1,484,785
Series 2013-H19, Class DF,
1 mo. USD Term SOFR + 0.764%,
5.960%, due 05/20/63[1]	172,355	171,804
Series 2015-H30, Class FA,
1 mo. USD Term SOFR + 0.794%,
5.990%, due 08/20/61[1]	3,248	3,242
Series 2015-H29, Class FJ,
1 mo. USD Term SOFR + 0.794%,
5.990%, due 11/20/65[1]	822,942	821,806
Series 2015-H29, Class FA,
1 mo. USD Term SOFR + 0.814%,
6.010%, due 10/20/65[1]	707	705
Series 2013-H23, Class TA,
1 mo. USD Term SOFR + 0.834%,
6.030%, due 09/20/63[1]	57,569	57,612
Series 2015-H27, Class FA,
1 mo. USD Term SOFR + 0.864%,
6.060%, due 09/20/65[1]	1,045,587	1,045,005
Series 2016-H14, Class FA,
1 mo. USD Term SOFR + 0.914%,
6.110%, due 06/20/66[1]	209,557	209,550
Series 2013-H20, Class FB,
1 mo. USD Term SOFR + 1.114%,
6.310%, due 08/20/63[1]	101,182	101,746
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[1,2]	1,473,336	1,190,063
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD Term SOFR + 0.444%,
5.182%, due 12/25/34[1]	887	864
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD Term SOFR + 0.754%,
5.492%, due 02/25/35[1]	135,557	124,679
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD Term SOFR + 0.614%,
5.470%, due 06/27/37[1,2]	407,029	255,720

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD Term SOFR + 1.014%,
5.752%, due 12/25/49[1,2]	$303,991	$290,372
Series 2019-INV2, Class A11,
1 mo. USD Term SOFR + 1.014%,
5.752%, due 02/25/50[1,2]	447,858	427,539
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A1,
1 mo. USD Term SOFR + 0.574%,
5.312%, due 04/25/29[1]	8,939	8,226
Series 2004-1, Class 2A2,
5.810%, due 12/25/34[1]	47,997	45,094
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD Term SOFR + 0.434%,
5.172%, due 01/25/35[1]	13,177	12,278
Morgan Stanley Re-REMICS Trust,
Series 2010-R4, Class 4B,
1 mo. USD Term SOFR + 0.344%,
3.410%, due 02/26/37[1,2]	89,166	76,156
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 yr. CMT + 0.500%,
4.770%, due 05/25/42[1,2]	876,659	824,065
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[1,2]	519,655	437,647
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD Term SOFR + 0.614%,
5.352%, due 07/25/36[1]	191,331	122,726
Sequoia Mortgage Trust 11,
Series 11, Class A,
1 mo. USD Term SOFR + 1.014%,
5.774%, due 12/20/32[1]	71,624	62,770
Sequoia Mortgage Trust 5,
Series 5, Class A,
1 mo. USD Term SOFR + 0.814%,
5.574%, due 10/19/26[1]	18,311	17,849
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD Term SOFR + 0.554%,
5.292%, due 05/25/37[1]	77,832	67,867
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
5.272%, due 04/25/36[1]	135,948	121,243

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
5.459%, due 04/25/45[1]	$16,597	$15,936
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
6.803%, due 09/25/33[1]	26,973	25,962
Total mortgage-backed securities
(cost—$37,359,297)		33,130,829

U.S. government agency obligations: 175.6%
Federal Home Loan Mortgage Corp.
1.500%, due 04/01/37	830,901	720,476
2.000%, due 04/01/36	631,869	567,051
2.500%, due 01/01/31	54,870	52,470
2.500%, due 11/01/31	22,457	21,353
2.500%, due 07/01/32	37,617	35,503
2.500%, due 08/01/32	174,578	164,423
2.500%, due 09/01/32	230,767	217,228
2.500%, due 11/01/32	7,272	6,848
2.500%, due 12/01/32	212,637	199,814
2.500%, due 01/01/33	52,955	49,740
2.500%, due 12/01/50	1,011,234	838,778
2.500%, due 08/01/51	4,584,307	3,855,053
2.500%, due 09/01/51	786,007	659,315
2.500%, due 03/01/52	1,229,914	1,026,528
2.500%, due 04/01/52	91,586	76,403
3.000%, due 10/01/26	6,330	6,228
3.000%, due 11/01/26	33,886	33,345
3.000%, due 01/01/27	184,950	181,886
3.000%, due 02/01/32	77,536	74,438
3.000%, due 04/01/32	400,741	384,082
3.000%, due 05/01/32	270,487	259,080
3.000%, due 07/01/32	146,636	140,343
3.000%, due 10/01/32	153,609	146,844
3.000%, due 11/01/32	268,411	256,496
3.000%, due 01/01/33	591,293	563,709
3.000%, due 08/01/37	350,000	326,794
3.000%, due 02/01/40	982,123	894,280
3.000%, due 06/01/42	1,412,953	1,259,250
3.000%, due 07/01/42	163,125	145,380
3.000%, due 08/01/42	56,836	50,654
3.000%, due 04/01/43	110,414	98,730
3.000%, due 05/01/43	65,516	58,579
3.000%, due 12/01/44	127,971	113,099
3.000%, due 08/01/46	131,690	114,806
3.000%, due 12/01/46	610,308	538,039
3.000%, due 06/01/50	488,824	429,742
3.000%, due 04/01/51	1,476,972	1,271,806
3.000%, due 06/01/51	736,885	634,524
.000%, due 07/01/51	5,014,551	4,371,077
3.000%, due 10/01/51	141,905	123,970
3.000%, due 12/01/51	1,195,529	1,029,458
3.000%, due 03/01/52	969,394	839,924
3.000%, due 04/01/52	1,725,451	1,493,314

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
3.050%, due 03/01/32	$221,351	$196,106
3.500%, due 09/01/32	157,803	152,988
3.500%, due 12/01/33	93,784	90,378
3.500%, due 06/01/34	56,810	54,584
3.500%, due 07/01/34	23,521	22,599
3.500%, due 03/01/35	349,355	335,664
3.500%, due 04/01/35	185,251	177,899
3.500%, due 03/01/42	784	723
3.500%, due 07/01/43	611	563
3.500%, due 05/01/48	584,008	530,322
3.500%, due 02/01/50	240,979	216,500
4.000%, due 01/01/37	131,515	127,084
4.000%, due 03/01/43	464,942	441,040
4.000%, due 07/01/43	71,647	67,964
4.000%, due 08/01/44	1,065,238	1,015,396
4.000%, due 11/01/47	116,705	109,669
4.000%, due 01/01/48	324,494	304,912
4.000%, due 02/01/48	16,458	15,464
4.000%, due 03/01/48	10,277	9,645
4.000%, due 04/01/48	25,255	23,705
4.000%, due 06/01/48	104,010	97,075
4.000%, due 10/01/48	1,473,748	1,383,291
4.000%, due 12/01/48	137,016	127,881
4.000%, due 04/01/49	500,120	468,459
4.500%, due 09/01/34	419,345	415,609
4.500%, due 01/01/36	9,545	9,453
4.500%, due 05/01/37	1,053	1,036
4.500%, due 05/01/38	25,447	25,012
4.500%, due 12/01/42	123,677	119,408
4.500%, due 01/01/43	152,051	146,802
4.500%, due 02/01/43	233,558	225,496
4.500%, due 06/01/43	364,102	350,646
4.500%, due 02/01/49	37,171	35,857
4.500%, due 06/01/50	277,833	267,265
4.500%, due 12/01/52	447,328	427,673
4.500%, due 03/01/53	475,471	454,240
4.500%, due 06/01/53	192,665	183,706
5.000%, due 10/01/25	2,187	2,182
5.000%, due 11/01/27	1,168	1,169
5.000%, due 09/01/33	53,497	53,885
5.000%, due 06/01/34	2,780	2,800
5.000%, due 04/01/35	16,758	16,879
5.000%, due 05/01/35	27,857	28,060
5.000%, due 07/01/35	48,027	48,376
5.000%, due 08/01/35	7,692	7,748
5.000%, due 10/01/35	7,163	7,216
5.000%, due 12/01/35	211	212
5.000%, due 07/01/38	111,991	112,597
5.000%, due 11/01/38	71,009	71,437
5.000%, due 06/01/39	16,463	16,552
5.000%, due 03/01/40	1,793	1,800
5.000%, due 07/01/40	79,611	79,896

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
5.000%, due 09/01/40	$73,603	$73,924
5.000%, due 11/01/40	21,032	21,106
5.000%, due 02/01/41	85,184	85,380
5.000%, due 03/01/41	16,898	16,936
5.000%, due 04/01/41	39,477	39,566
5.000%, due 05/01/41	26,200	26,260
5.000%, due 07/01/41	16,226	16,263
5.000%, due 08/01/44	15,971	16,066
5.000%, due 03/01/49	562,323	557,528
5.000%, due 02/01/53	533,338	522,048
5.000%, due 03/01/53	283,397	277,198
5.000%, due 05/01/53	637,545	621,067
5.000%, due 06/01/53	1,374,490	1,348,244
5.000%, due 08/01/53	393,484	385,237
5.500%, due 02/01/32	457	465
5.500%, due 12/01/32	904	924
5.500%, due 02/01/33	20,891	21,352
5.500%, due 05/01/33	214	219
5.500%, due 06/01/33	84,512	86,388
5.500%, due 12/01/33	15,646	15,991
5.500%, due 12/01/34	13,211	13,516
5.500%, due 06/01/35	215,811	220,806
5.500%, due 07/01/35	1,710	1,747
5.500%, due 10/01/35	81,140	83,102
5.500%, due 12/01/35	22,817	23,368
5.500%, due 06/01/36	125,266	128,164
5.500%, due 12/01/36	184,154	188,773
5.500%, due 03/01/37	20,328	20,845
5.500%, due 07/01/37	30,769	31,548
5.500%, due 10/01/37	967	991
5.500%, due 04/01/38	37,491	38,432
5.500%, due 05/01/38	4,093	4,201
5.500%, due 12/01/38	637	654
5.500%, due 01/01/39	18,016	18,473
5.500%, due 09/01/39	57,667	59,128
5.500%, due 02/01/40	2,353	2,415
5.500%, due 03/01/40	2,272	2,332
5.500%, due 05/01/40	33,342	34,229
5.500%, due 03/01/41	35,111	36,044
6.000%, due 11/01/37	368,481	386,175
1 yr. CMT + 2.137%,
6.262%, due 01/01/28[1]	1,682	1,686
1 yr. CMT + 2.415%,
6.578%, due 01/01/29[1]	7,976	7,991
1 yr. USD RFUCCT + 1.772%,
6.616%, due 10/01/39[1]	411,778	418,618
1 yr. CMT + 2.415%,
6.619%, due 11/01/25[1]	4,587	4,572
1 yr. CMT + 2.525%,
6.650%, due 12/01/29[1]	1,061	1,076
1 yr. CMT + 2.150%,
6.734%, due 11/01/27[1]	15,473	15,504

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.625%,
6.750%, due 01/01/30[1]	$12,428	$12,608
1 yr. CMT + 2.282%,
6.837%, due 07/01/28[1]	22,650	22,778
1 yr. CMT + 2.219%,
6.954%, due 11/01/29[1]	19,771	19,894
7.000%, due 08/01/25	5	5
1 yr. USD RFUCCT + 1.765%,
7.049%, due 11/01/36[1]	151,714	154,816
1 yr. CMT + 2.282%,
7.157%, due 06/01/28[1]	6,686	6,717
1 yr. USD RFUCCT + 1.861%,
7.311%, due 11/01/41[1]	427,165	438,585
1 yr. CMT + 2.250%,
7.345%, due 09/01/34[1]	186,754	192,606
1 yr. CMT + 2.441%,
7.377%, due 10/01/27[1]	10,966	11,040
1 yr. CMT + 2.546%,
7.580%, due 10/01/27[1]	2,977	2,992
Federal National Mortgage Association
1.500%, due 08/01/51	472,337	356,999
2.000%, due 05/01/28	55,886	53,602
2.000%, due 09/01/31	55,489	51,868
2.000%, due 11/01/31	176,244	165,010
2.000%, due 01/01/32	30,841	28,854
2.500%, due 06/01/28	33,745	32,804
2.500%, due 07/01/28	337,357	326,789
2.500%, due 08/01/28	110,222	106,757
2.500%, due 09/01/30	10,286	9,850
2.500%, due 11/01/30	13,765	13,163
2.500%, due 01/01/33	169,976	159,201
2.500%, due 11/01/50	393,790	326,648
2.500%, due 01/01/51	1,061,110	880,107
2.500%, due 02/01/51	485,665	404,993
2.500%, due 04/01/51	1,400,775	1,169,124
2.500%, due 09/01/51	1,580,056	1,321,976
2.500%, due 01/01/52	1,565,127	1,304,521
2.500%, due 03/01/52	698,808	583,252
2.500%, due 04/01/52	1,269,118	1,059,250
3.000%, due 10/01/26	8,350	8,210
3.000%, due 11/01/26	173,416	170,497
3.000%, due 12/01/26	16,358	16,076
3.000%, due 01/01/27	171,373	168,343
3.000%, due 02/01/27	34,809	34,176
3.000%, due 05/01/28	39,337	38,433
3.000%, due 02/01/30	47,611	46,317
3.000%, due 04/01/30	20,466	19,798
3.000%, due 05/01/30	24,927	24,111
3.000%, due 10/01/30	8,048	7,762
3.000%, due 04/01/31	569,782	551,881
3.000%, due 02/01/32	76,272	73,199

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
3.000%, due 03/01/32	$74,500	$71,342
3.000%, due 04/01/32	367,037	351,380
3.000%, due 05/01/32	111,022	106,241
3.000%, due 07/01/32	219,421	209,753
3.000%, due 08/01/32	95,232	90,991
3.000%, due 11/01/32	190,795	182,094
3.000%, due 01/01/38	242,875	223,833
3.000%, due 04/01/38	231,344	210,196
3.000%, due 05/01/42	167,205	148,675
3.000%, due 06/01/42	173,676	154,818
3.000%, due 07/01/42	335,080	298,629
3.000%, due 01/01/43	888,284	794,043
3.000%, due 04/01/43	273,765	244,580
3.000%, due 05/01/43	287,697	257,026
3.000%, due 06/01/43	37,802	33,772
3.000%, due 09/01/43	24,766	22,126
3.000%, due 11/01/46	1,065,043	951,191
3.000%, due 12/01/46	2,481,089	2,192,553
3.000%, due 02/01/47	201,878	180,357
3.000%, due 09/01/49	759,568	655,377
3.000%, due 11/01/49	210,763	185,496
3.000%, due 02/01/50	1,501,951	1,295,929
3.000%, due 03/01/50	3,320,005	2,903,852
3.000%, due 07/01/50	557,998	481,772
3.000%, due 12/01/50	429,331	370,433
3.000%, due 02/01/51	1,858,312	1,600,174
3.000%, due 04/01/51	3,158,248	2,720,428
3.000%, due 05/01/51	3,301,134	2,842,574
3.000%, due 08/01/51	419,869	361,488
3.000%, due 10/01/51	168,008	144,670
3.000%, due 12/01/51	402,918	346,949
3.000%, due 02/01/52	116,871	101,655
3.000%, due 04/01/52	1,680,618	1,447,795
3.000%, due 07/01/52	432,849	374,800
3.000%, due 02/01/57	529,349	448,877
3.000%, due 05/01/58	545,311	462,295
3.500%, due 11/01/25	15,765	15,624
3.500%, due 08/01/26	73,067	72,273
3.500%, due 06/01/28	60,668	59,708
3.500%, due 08/01/29	12,016	11,788
3.500%, due 09/01/32	208,855	206,303
3.500%, due 11/01/33	39,091	37,669
3.500%, due 02/01/34	57,989	55,866
3.500%, due 01/01/35	114,066	109,596
3.500%, due 02/01/35	108,743	104,482
3.500%, due 04/01/35	102,899	98,815
3.500%, due 05/01/35	629,576	607,426
3.500%, due 03/01/42	157,007	144,847
3.500%, due 04/01/42	10,649	9,809
3.500%, due 07/01/42	277	256
3.500%, due 09/01/42	56,575	52,194
3.500%, due 12/01/42	637,286	588,789

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
3.500%, due 03/01/43	$402,548	$370,808
3.500%, due 05/01/43	1,698	1,564
3.500%, due 07/01/43	2,304,955	2,122,717
3.500%, due 08/01/43	5,440,438	5,011,065
3.500%, due 01/01/44	76,464	70,543
3.500%, due 06/01/45	1,247,696	1,138,333
3.500%, due 08/01/45	20,068	18,309
3.500%, due 10/01/45	7,174	6,571
3.500%, due 09/01/46	498,009	456,804
3.500%, due 02/01/47	1,416,486	1,302,199
3.500%, due 08/01/47	138,830	126,560
3.500%, due 09/01/47	182,932	167,475
3.500%, due 11/01/47	248,651	226,641
3.500%, due 12/01/47	240,854	219,565
3.500%, due 02/01/48	222,535	200,752
3.500%, due 03/01/48	797,168	719,150
3.500%, due 02/01/50	88,444	79,460
3.500%, due 03/01/50	3,715,722	3,337,339
3.500%, due 04/01/50	324,277	291,222
3.500%, due 06/01/56	681,225	607,076
3.500%, due 01/01/57	630,703	560,805
3.500%, due 01/01/59	913,733	808,621
3.575%, due 02/01/26	500,000	492,838
4.000%, due 07/01/25	173	172
4.000%, due 09/01/25	140	139
4.000%, due 10/01/25	228	227
4.000%, due 11/01/25	678	673
4.000%, due 01/01/26	16,848	16,724
4.000%, due 02/01/26	28,734	28,509
4.000%, due 03/01/26	4,771	4,734
4.000%, due 04/01/26	74,230	73,651
4.000%, due 08/01/32	782	766
4.000%, due 06/01/33	32,559	31,946
4.000%, due 07/01/33	109,907	107,347
4.000%, due 08/01/33	648,204	635,206
4.000%, due 07/01/34	326,725	318,558
4.000%, due 07/01/35	611,129	596,754
4.000%, due 04/01/37	523,791	506,270
4.000%, due 03/01/38	370,651	358,760
4.000%, due 07/01/38	448,205	430,924
4.000%, due 08/01/38	201,085	193,417
4.000%, due 09/01/38	247,095	237,567
4.000%, due 05/01/39	42,080	40,158
4.000%, due 09/01/39	115,745	110,722
4.000%, due 09/01/40	845,084	806,677
4.000%, due 12/01/40	655,906	627,222
4.000%, due 11/01/41	268,431	256,676
4.000%, due 12/01/41	317,195	303,305
4.000%, due 07/01/42	1,449,547	1,383,585
4.000%, due 09/01/42	2,080,062	1,982,725
4.000%, due 10/01/42	1,778,813	1,695,574
4.000%, due 08/01/44	87,541	83,843

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
4.000%, due 12/01/44	$2,556	$2,415
4.000%, due 06/01/45	9,766	9,220
4.000%, due 08/01/45	724,482	683,976
4.000%, due 02/01/47	65,659	61,815
4.000%, due 03/01/47	27,988	26,274
4.000%, due 04/01/47	105,429	99,159
4.000%, due 05/01/47	189,986	178,655
4.000%, due 06/01/47	4,607	4,336
4.000%, due 11/01/47	22,452	21,071
4.000%, due 01/01/48	87,757	82,361
4.000%, due 02/01/48	183,754	171,454
4.000%, due 03/01/48	91,932	85,899
4.000%, due 12/01/48	206,653	192,635
4.000%, due 06/01/49	674,841	632,609
4.490%, due 04/01/33	300,000	295,259
4.500%, due 06/01/29	6,109	6,047
4.500%, due 06/01/35	12,122	11,992
4.500%, due 12/01/38	128,929	127,271
4.500%, due 01/01/39	487	478
4.500%, due 02/01/39	51,360	50,533
4.500%, due 03/01/39	3,012	2,957
4.500%, due 06/01/39	21,037	20,657
4.500%, due 07/01/39	1,495	1,468
4.500%, due 08/01/39	52,440	51,491
4.500%, due 10/01/39	1,649	1,619
4.500%, due 12/01/39	122,608	120,392
4.500%, due 01/01/40	1,290	1,267
4.500%, due 02/01/40	1,281	1,258
4.500%, due 03/01/40	28,364	27,779
4.500%, due 08/01/40	21,623	21,178
4.500%, due 11/01/40	226,725	222,048
4.500%, due 07/01/41	150,132	146,828
4.500%, due 08/01/41	269,631	263,704
4.500%, due 01/01/42	740,141	724,889
4.500%, due 08/01/42	1,889	1,846
4.500%, due 09/01/42	89,982	86,718
4.500%, due 05/01/43	487,856	469,847
4.500%, due 06/01/43	985,063	948,657
4.500%, due 07/01/43	1,767,008	1,700,080
4.500%, due 09/01/43	110,278	107,699
4.500%, due 11/01/43	27,124	26,490
4.500%, due 07/01/44	105,661	103,080
4.500%, due 12/01/44	761	742
4.500%, due 09/01/48	137,533	132,671
4.500%, due 01/01/49	122,935	118,663
4.500%, due 07/01/52	2,880,943	2,741,540
4.500%, due 05/01/53	119,219	113,644
4.500%, due 07/01/53	174,670	166,673
4.500%, due 08/01/53	4,222,156	4,053,742
4.500%, due 04/01/59	630,526	600,919
4.700%, due 04/01/33	313,000	311,439

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.100%,
4.813%, due 05/01/30[1]	$9,772	$9,796
5.000%, due 03/01/25	256	255
5.000%, due 05/01/37	3,260	3,275
5.000%, due 09/01/37	6,348	6,379
5.000%, due 06/01/38	31,416	31,547
5.000%, due 06/01/48	86,115	85,103
5.000%, due 07/01/48	34,935	34,619
5.000%, due 03/01/49	27,702	27,366
5.000%, due 06/01/53	762,768	746,960
5.000%, due 08/01/53	87,349	85,518
5.500%, due 11/01/32[7]	18,419	18,795
5.500%, due 12/01/33[7]	434	443
5.500%, due 04/01/34[7]	9,872	10,089
5.500%, due 01/01/35[7]	56,981	58,230
5.500%, due 05/01/37[7]	61,299	62,780
5.500%, due 07/01/37[7]	29,801	30,521
5.500%, due 06/01/38[7]	51,745	53,060
5.500%, due 11/01/39[7]	120,862	123,935
5.500%, due 07/01/40[7]	142,015	145,625
5.500%, due 02/01/42[7]	80,725	82,678
5.500%, due 08/01/53[7]	439,844	437,160
5.610%, due 10/01/28	883,000	904,794
5.810%, due 06/01/31	1,700,000	1,773,712
6.000%, due 12/01/32[7]	3,432	3,558
6.000%, due 02/01/33	6,066	6,289
6.000%, due 09/01/34	40,471	41,963
6.000%, due 05/01/35	8,980	9,357
6.000%, due 06/01/35	4,882	5,087
6.000%, due 07/01/35	14,520	15,131
6.000%, due 09/01/35	568	592
6.000%, due 01/01/36	8,344	8,692
6.000%, due 06/01/36	180	188
6.000%, due 09/01/36	13,757	14,399
6.000%, due 12/01/36	46,484	48,651
6.000%, due 03/01/37	2,947	3,085
6.000%, due 10/01/37	15,983	16,730
6.000%, due 11/01/38	122,684	128,430
6.000%, due 05/01/39	15,835	16,577
6.000%, due 11/01/40	168,097	175,952
6.000%, due 05/01/49	291,550	293,769
6.000%, due 01/01/53	481,354	484,565
1 yr. USD RFUCCT + 1.790%,
6.283%, due 02/01/42[1]	55,599	56,821
1 yr. USD MTA + 1.200%,
6.323%, due 03/01/44[1]	57,284	56,783
6.500%, due 10/01/36	179,158	190,435
6.500%, due 02/01/37	2,466	2,622
6.500%, due 07/01/37	25,073	26,719
6.500%, due 08/01/37	11,565	12,327
6.500%, due 09/01/37	12,327	13,136
6.500%, due 12/01/37	34,156	36,398

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
6.500%, due 05/01/40	$367,542	$391,073
1 yr. CMT + 2.130%,
6.564%, due 09/01/41[1]	83,187	84,874
1 yr. CMT + 2.285%,
6.597%, due 05/01/35[1]	59,087	60,612
1 yr. CMT + 2.502%,
6.627%, due 12/01/27[1]	6,186	6,246
1 yr. CMT + 2.243%,
7.000%, due 01/01/36[1]	121,482	125,350
1 yr. USD RFUCCT + 1.729%,
7.023%, due 05/01/38[1]	359,471	365,872
1 yr. CMT + 2.241%,
7.074%, due 10/01/37[1]	579,730	598,537
1 yr. CMT + 2.095%,
7.220%, due 09/01/26[1]	3	3
Government National Mortgage Association
2.500%, due 09/20/51	5,130,478	4,354,722
3.000%, due 11/15/42	26,902	24,094
3.000%, due 01/20/43	397,846	357,734
3.000%, due 02/15/43	366,815	323,147
3.000%, due 02/20/43	402,272	361,714
3.000%, due 05/15/43	349,772	312,131
3.000%, due 06/15/43	110,193	98,336
3.000%, due 07/15/43	21,062	18,796
3.000%, due 11/20/43	82,368	73,783
3.000%, due 01/15/45	249,722	219,147
3.000%, due 02/15/45	18,427	16,170
3.000%, due 07/15/45	349,751	306,916
3.000%, due 10/15/45	632,550	558,100
3.000%, due 09/20/47	418,246	370,808
3.000%, due 02/20/48	255,357	226,676
3.000%, due 04/20/50	1,522,688	1,342,118
3.000%, due 10/20/51	147,692	129,693
3.000%, due 05/20/52	872,624	765,579
3.000%, due 09/20/52	426,949	374,575
3.000%, due 02/20/53	858,564	755,052
3.500%, due 11/15/42	215,358	199,002
3.500%, due 03/15/45	101,184	91,808
3.500%, due 04/15/45	99,278	90,700
3.500%, due 04/20/45	3,204	2,933
3.500%, due 11/20/45	502,063	459,586
3.500%, due 12/20/45	195,070	178,574
3.500%, due 04/20/46	298,132	272,583
3.500%, due 05/20/46	345,804	316,152
3.500%, due 04/20/47	292,596	266,925
3.500%, due 07/20/47	2,046,463	1,870,123
3.500%, due 08/20/47	214,880	196,027
3.500%, due 09/20/47	80,912	73,813
3.500%, due 10/20/47	2,802,257	2,553,321
3.500%, due 11/20/47	276,316	252,073
3.500%, due 12/20/47	71,358	65,097
3.500%, due 01/20/48	1,265,540	1,154,504

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
3.500%, due 02/20/48	$1,066,502	$972,923
3.500%, due 03/20/48	1,599,587	1,459,220
3.500%, due 09/20/48	447,800	408,533
3.500%, due 06/20/49	1,840,074	1,667,209
3.500%, due 02/20/53	348,541	316,398
1 yr. CMT + 1.500%,
3.625%, due 08/20/25[1]	626	623
1 yr. CMT + 1.500%,
3.625%, due 09/20/25[1]	1,041	1,035
1 yr. CMT + 1.500%,
3.625%, due 08/20/26[1]	2,390	2,373
1 yr. CMT + 1.500%,
3.625%, due 07/20/27[1]	1,073	1,067
1 yr. CMT + 1.500%,
3.625%, due 07/20/30[1]	8,010	8,006
3.750%, due 05/20/30	258,631	254,130
4.000%, due 12/20/40	109,355	104,049
4.000%, due 07/20/41	41,720	39,995
4.000%, due 12/15/41	602,271	576,930
4.000%, due 01/15/47	35,744	33,680
4.000%, due 02/15/47	168,008	158,307
4.000%, due 04/15/47	307,391	288,793
4.000%, due 05/15/47	56,288	53,013
4.000%, due 06/15/47	25,219	23,751
4.000%, due 07/15/47	49,610	46,724
4.000%, due 08/15/47	85,616	80,633
4.000%, due 12/15/47	14,183	13,358
4.000%, due 12/20/47	54,022	50,915
4.000%, due 01/20/48	139,217	131,206
4.000%, due 03/20/48	180,087	169,392
4.000%, due 04/20/48	402,901	378,756
4.000%, due 05/20/48	112,343	105,698
4.000%, due 06/20/48	137,761	129,612
4.000%, due 07/20/48	41,572	39,105
4.000%, due 07/15/49	15,833	14,812
1 yr. CMT + 1.500%,
4.000%, due 09/20/26[1]	300	299
1 yr. CMT + 1.500%,
4.000%, due 08/20/27[1]	4,024	4,007
1 yr. CMT + 1.500%,
4.000%, due 07/20/30[1]	3,460	3,476
1 yr. CMT + 1.500%,
4.000%, due 08/20/30[1]	13,393	13,387
4.500%, due 09/15/39	185,709	182,146
4.500%, due 06/15/40	91,501	89,744
4.500%, due 07/20/40	15,914	15,609
4.500%, due 08/20/40	11,497	11,278
4.500%, due 09/20/40	47,986	47,068
4.500%, due 10/20/40	12,925	12,678
4.500%, due 01/20/41	61,714	60,533
4.500%, due 02/20/41	15,114	14,822
4.500%, due 03/20/41	92,234	90,457

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
4.500%, due 04/20/41	$12,259	$12,022
4.500%, due 06/20/41	105,998	103,954
4.500%, due 07/20/41	27,340	26,813
4.500%, due 09/20/41	2,726	2,674
4.500%, due 12/20/41	24,427	23,956
4.500%, due 05/20/43	5,481	5,376
4.500%, due 07/20/43	3,864	3,790
4.500%, due 10/20/44	52,929	51,318
4.500%, due 08/20/45	64,733	63,134
4.500%, due 12/15/45	6,972	6,738
4.500%, due 08/15/46	7,711	7,453
4.500%, due 09/15/46	134,851	130,341
4.500%, due 10/15/46	112,983	109,203
4.500%, due 01/15/47	198,998	192,349
4.500%, due 04/20/48	18,416	17,810
4.500%, due 05/20/48	51,878	50,170
4.500%, due 06/20/48	127,073	122,802
4.500%, due 10/20/48	164,413	157,660
4.500%, due 01/20/49	123,283	118,941
4.500%, due 02/20/49	214,641	207,426
1 yr. CMT + 1.500%,
4.500%, due 07/20/30[1]	3,114	3,120
1 yr. CMT + 1.500%,
4.500%, due 08/20/30[1]	886	887
1 yr. CMT + 1.500%,
4.500%, due 10/20/30[1]	2,770	2,770
1 yr. CMT + 1.500%,
4.625%, due 01/20/25[1]	28	28
1 yr. CMT + 1.500%,
4.625%, due 02/20/25[1]	59	59
1 yr. CMT + 1.500%,
4.625%, due 03/20/25[1]	317	315
1 yr. CMT + 1.500%,
4.625%, due 03/20/26[1]	854	850
1 yr. CMT + 1.500%,
4.625%, due 01/20/27[1]	17,495	17,415
1 yr. CMT + 1.500%,
4.625%, due 02/20/27[1]	1,199	1,194
1 yr. CMT + 1.500%,
4.625%, due 01/20/28[1]	1,821	1,814
1 yr. CMT + 1.500%,
4.625%, due 02/20/28[1]	741	739
1 yr. CMT + 1.500%,
4.875%, due 04/20/26[1]	10,051	9,999
1 yr. CMT + 1.500%,
4.875%, due 06/20/26[1]	3,426	3,409
1 yr. CMT + 1.500%,
4.875%, due 04/20/27[1]	2,888	2,876
1 yr. CMT + 1.500%,
4.875%, due 04/20/30[1]	1,591	1,593

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%,
4.875%, due 05/20/30[1]	$16,285	$16,325
5.000%, due 12/20/33	58,620	59,109
5.000%, due 01/20/34	30,406	30,660
5.000%, due 12/15/34	5,067	5,063
5.000%, due 02/20/38	42,362	42,619
5.000%, due 04/15/38	46,048	46,653
5.000%, due 04/20/38	49,465	49,757
5.000%, due 12/15/39	3,235	3,251
5.000%, due 05/15/40	75,618	75,996
5.000%, due 05/15/41	30,169	30,319
5.000%, due 08/20/41	6,883	6,916
5.000%, due 12/20/42	8,541	8,589
5.000%, due 08/20/43	741,292	744,886
5.000%, due 09/20/48	73,705	72,806
5.000%, due 10/20/48	128,305	126,797
5.000%, due 11/20/48	177,790	175,424
5.000%, due 12/20/48	160,624	158,486
1 yr. CMT + 1.500%,
5.000%, due 05/20/25[1]	140	139
1 yr. CMT + 1.500%,
5.000%, due 04/20/27[1]	521	519
1 yr. CMT + 1.500%,
5.000%, due 04/20/30[1]	1,478	1,475
1 yr. CMT + 1.500%,
5.000%, due 05/20/30[1]	61,036	61,197
5.500%, due 08/15/35	9,032	9,325
5.500%, due 02/15/38	790	819
5.500%, due 04/15/38	72,638	75,457
5.500%, due 05/15/38	74,887	77,855
5.500%, due 06/15/38	43,766	45,519
5.500%, due 10/15/38	204,316	212,183
5.500%, due 11/15/38	10,436	10,851
5.500%, due 12/15/38	2,359	2,450
5.500%, due 03/15/39	26,367	27,122
5.500%, due 05/15/39	18,526	19,249
5.500%, due 09/15/39	96,955	100,783
5.500%, due 01/15/40	3,466	3,566
5.500%, due 03/15/40	121,447	125,813
5.500%, due 09/20/48	11,602	11,655
1 yr. CMT + 1.500%,
5.500%, due 05/20/25[1]	434	432
1 yr. CMT + 1.500%,
5.500%, due 06/20/25[1]	695	692
6.000%, due 10/20/38	902	948
6.500%, due 02/15/29	62	63
6.500%, due 09/20/32	548	568
6.500%, due 01/15/36	7,227	7,386
6.500%, due 09/15/36	68,417	71,918
6.500%, due 02/15/37	1,056	1,093
6.500%, due 04/15/37	4,245	4,535
6.500%, due 01/15/38	4,751	5,025

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
6.500%, due 06/15/38	$11,735	$12,486
6.500%, due 07/15/38	79	79
6.500%, due 11/15/38	1,837	2,005
6.500%, due 12/20/38	4,405	4,706
9.000%, due 04/20/25	66	66
9.000%, due 12/20/26	638	641
9.000%, due 01/20/27	3,029	3,048
9.000%, due 09/20/30	654	667
9.000%, due 10/20/30	1,972	2,053
9.000%, due 11/20/30	2,324	2,366
Government National Mortgage Association, TBA
2.000%	10,200,000	8,323,996
2.500%	3,200,000	2,712,870
3.000%	20,600,000	18,071,659
4.000%	4,550,000	4,238,470
4.500%	9,860,000	9,409,309
5.000%	6,000,000	5,853,102
5.500%	1,500,000	1,489,396
6.500%	1,000,000	1,015,586
Uniform Mortgage-Backed Security, TBA
1.500%	3,000,000	2,265,336
2.000%	37,250,000	29,699,936
2.500%	9,850,000	8,156,795
3.000%[7]	1,000,000	933,757
3.500%	1,500,000	1,429,626
4.000%[7]	1,000,000	966,656
4.500%[7]	3,000,000	2,948,427
5.000%	2,200,000	2,195,912
5.500%[7]	1,000,000	1,009,220
6.000%	42,000,000	42,251,743
6.500%	8,750,000	8,929,600
7.000%	1,100,000	1,138,588
Total U.S. government agency obligations (cost—$330,340,472)		312,717,365

U.S. Treasury obligations: 3.4%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, due 01/15/25[7]	500,997	499,352
U.S. Treasury Inflation-Indexed Notes, 0.250%, due 01/15/25	5,582,976	5,541,834
Total U.S. Treasury obligations
(cost—$5,941,353)		6,041,186

Short-term U.S. treasury obligations—2.0%
U.S. Treasury Bills
4.591% due 01/23/25[7,8]	344,000	340,447
4.602% due 01/23/25[7,8]	324,000	320,646
4.614% due 12/19/24[7,8]	346,000	343,923
4.628% due 01/16/25[7,8]	1,427,000	1,413,397
4.634% due 01/16/25[7,8]	445,000	440,753
4.634% due 01/16/25[7,8]	165,000	163,425
4.731% due 12/03/24[7,8]	198,000	197,184
4.762% due 12/03/24[7,8]	273,000	271,868
Total short-term U.S. treasury obligations
(cost—$3,491,643)		3,491,643

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of
	shares	Value
Short-term investments—3.3%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.824%
(cost $2,331,166)	2,331,166	$2,331,166
Total Short-term investments
(cost—$5,822,809)		5,822,809

	Number of contracts	Notional amount
Options Purchased: 0.0%†
Put options: 0.0%†
UMBS TBA strike @ 96.789, expires 12/05/24 (Counterparty: MSCI)	2,500,000	USD	241,975,000	17,869
UMBS TBA strike @ 98.305, expires 12/05/24 (Counterparty: MSCI)	2,500,000	USD	245,750,000	9,500
UMBS TBA strike @ 97.641, expires 12/05/24 (Counterparty: BOA)	2,000,000	USD	195,280,000	4,901
UMBS TBA strike @ 99.266, expires 01/07/25 (Counterparty: JPMCB)	2,000,000	USD	198,540,000	6,427
UMBS TBA strike @ 98.891, expires 12/05/24 (Counterparty: JPMCB)	2,000,000	USD	197,780,000	2,739
UMBS TBA strike @ 97.414, expires 01/07/25 (Counterparty: GS)	500,000	USD	48,705,000	1,855
UMBS TBA strike @ 97.422, expires 01/07/25 (Counterparty: GS)	2,000,000	USD	194,840,000	7,448
Total Put options				50,739
Total Options Purchased (cost—$30,976)				50,739

Swaptions Purchased: 0.2%
Put swaptions: 0.2%
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 12/16/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/18/25	4,300,000	USD	4,300,000	87
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 12/16/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/18/25	10,000,000	USD	10,000,000	17
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/21/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/23/26	16,400,000	USD	16,400,000	159
10 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/28/25 (Counterparty: DB; pay floating rate); underlying swap terminates 01/30/35	6,800,000	USD	6,800,000	1,321
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 03/03/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/05/26	8,000,000	USD	8,000,000	498
1 Year USD SOFR Interest Rate Swap strike @ 5.300, expires 03/13/25 (Counterparty: GSI; pay floating rate); underlying swap terminates 03/17/26	3,000,000	USD	3,000,000	194
10 Year USD SOFR Interest Rate Swap strike @ 4.250, expires 11/29/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/03/34	4,200,000	USD	4,200,000	7,847
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 03/25/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/27/26	14,000,000	USD	14,000,000	2,446

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/25/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 09/29/26	14,300,000	USD	14,300,000	$10,741
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: GSI; pay floating rate); underlying swap terminates 10/21/35	5,500,000	USD	5,500,000	11,868
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/26	5,500,000	USD	5,500,000	2,361
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/35	2,500,000	USD	2,500,000	5,395
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 10/21/26	2,500,000	USD	2,500,000	1,073
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 11/03/25 (Counterparty: DB; pay floating rate); underlying swap terminates 11/05/26	2,700,000	USD	2,700,000	1,284
7 Year USD SOFR Interest Rate Swap strike @ 4.483, expires 11/25/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 11/27/31	3,300,000	USD	3,300,000	1,270
7 Year USD SOFR Interest Rate Swap strike @ 4.530, expires 12/03/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/05/31	2,000,000	USD	2,000,000	878
7 Year USD SOFR Interest Rate Swap strike @ 4.372, expires 12/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/09/31	1,000,000	USD	1,000,000	983
7 Year USD SOFR Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	36,038
7 Year USD SOFR Interest Rate Swap strike @ 3.480, expires 02/05/25 (Counterparty: BB; pay floating rate); underlying swap terminates 02/07/32	3,300,000	USD	3,300,000	78,065
1 Year USD SOFR Interest Rate Swap strike @ 4.308, expires 05/14/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 05/16/26	12,600,000	USD	12,600,000	16,299

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/10/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/12/35	7,100,000	USD	7,100,000	$43,813
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/11/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/15/35	3,800,000	USD	3,800,000	23,608
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: BB; pay floating rate); underlying swap terminates 09/16/26	11,200,000	USD	11,200,000	7,839
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/16/35	3,300,000	USD	3,300,000	20,624
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 03/13/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/17/35	8,300,000	USD	8,300,000	13,664
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/16/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/18/35	3,300,000	USD	3,300,000	20,873
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/26/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/30/35	4,300,000	USD	4,300,000	28,514
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 10/24/25 (Counterparty: BB; pay floating rate); underlying swap terminates 10/28/26	7,500,000	USD	7,500,000	6,524
10 Year USD SOFR Interest Rate Swap strike @ 4.125, expires 12/05/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/34	5,600,000	USD	5,600,000	20,830
10 Year USD SOFR Interest Rate Swap strike @ 4.225, expires 12/05/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/34	5,600,000	USD	5,600,000	14,020
1 Year USD SOFR Interest Rate Swap strike @ 4.750, expires 10/31/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 11/04/26	4,000,000	USD	4,000,000	54
Total put swaptions				379,187

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions: 0.0%†
7 Year USD SOFR Interest Rate Swap strike @ 2.500, expires 03/10/25 (Counterparty: GSI; pay floating rate); underlying swap terminates 03/12/32	2,200,000	USD	2,200,000	$2,359
7 Year USD SOFR Interest Rate Swap strike @ 3.483, expires 11/25/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 11/27/31	3,300,000	USD	3,300,000	10,433
7 Year USD SOFR Interest Rate Swap strike @ 3.530, expires 12/03/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/05/31	2,000,000	USD	2,000,000	8,982
7 Year USD SOFR Interest Rate Swap strike @ 3.372, expires 12/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/09/31	1,000,000	USD	1,000,000	2,678
7 Year USD SOFR Interest Rate Swap strike @ 3.348, expires 12/06/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/10/31	2,000,000	USD	2,000,000	5,073
7 Year USD SOFR Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	41,562
7 Year USD SOFR Interest Rate Swap strike @ 2.870, expires 01/21/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/23/32	4,400,000	USD	4,400,000	5,880
7 Year USD SOFR Interest Rate Swap strike @ 2.780, expires 02/05/25 (Counterparty: BB; pay floating rate); underlying swap terminates 02/07/32	3,300,000	USD	3,300,000	4,512
5 Year USD SOFR Interest Rate Swap strike @ 2.450, expires 11/07/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/12/29	2,200,000	USD	2,200,000	1
Total call swaptions				81,480
Total Swaptions Purchased (cost—$743,540)				460,667
Total investments before investments sold short (cost—$398,060,084)—211.1%				376,092,621

	Number of shares
Investments sold short: (48.0)%
U.S. government agency obligations: (48.0)%
Government National Mortgage Association, TBA
3.500%	$(1,400,000)	(1,265,083)
Uniform Mortgage-Backed Security, TBA
3.000%	(44,150,000)	(38,018,316)
3.500%	(19,750,000)	(17,662,385)
4.000%	(3,500,000)	(3,383,303)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
U.S. government agency obligations—(continued)
4.000%	$(3,625,000)	$(3,350,576)
4.500%	(1,100,000)	(1,081,008)
4.500%	(14,900,000)	(14,146,745)
5.000%	(2,600,000)	(2,524,785)
5.500%	(4,150,000)	(4,107,521)
Total U.S. government agency obligations (cost—$(87,374,180))		(85,539,722)
Total investments sold short (Proceeds—$(87,374,180))		(85,539,722)
Total investments (cost—$310,685,904)—163.1%		290,552,899
Liabilities in excess of other assets—(63.1)%		(112,447,856)
Net assets—100.0%		$178,105,043

	Face amount
Reverse Repurchase Agreement: (21.0)%
Reverse repurchase agreement dated 10/11/24 with Citigroup, Inc., 5.000% to be repurchased 11/8/24 for $(5,985,171), collateralized by $4,649,340 Government Mortgage Association Obligations, 3.500% to 4.000% due 07/20/47 to 10/01/48 and $1,767,009 Federal National Mortgage Association Obligations, 4.500% due 7/1/43: (value—$6,416,349); proceeds:	$(5,961,986)	$(5,961,986)
Reverse repurchase agreement dated 10/11/24 with Wells Fargo, 4.990% to be repurchased 11/8/24 for $(31,517,798), collateralized by $5,130,478 Government Mortgage Association Obligations, 2.500% due 9/20/51 and $30,033,227 Federal National Mortgage Association Obligations, 2.500% to 4.500% due 9/1/42 to 8/1/53: (value—$35,163,705); proceeds:	$(31,395,947)	$(31,395,947)
Total Reverse Repurchase Agreement (cost—$(37,357,933))		(37,357,933)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	413,560,000	4,000,000	UMBS TBA, strike @ 103.391	JPMCB	11/07/24	$2,891	$—	$2,891
USD	49,915,000	500,000	UMBS TBA, strike @ 99.832	JPMCB	11/07/24	957	(40)	917
USD	99,800,000	1,000,000	UMBS TBA, strike @ 99.797	CITI	11/07/24	1,875	(86)	1,789
USD	298,140,000	3,000,000	UMBS TBA, strike @ 99.375	BOA	11/07/24	9,609	(646)	8,963
USD	742,275,000	7,500,000	UMBS TBA, strike @ 98.969	CITI	12/05/24	16,406	(14,128)	2,278
Total						$31,738	$(14,900)	$16,838

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	192,780,000	2,000,000	UMBS TBA, strike @ 96.391	GS	11/07/24	$9,219	$(4,991)	$4,228
USD	193,660,000	2,000,000	UMBS TBA, strike @ 96.828	CITI	11/07/24	7,500	(7,652)	(152)
USD	712,275,000	7,500,000	UMBS TBA, strike @ 94.969	CITI	12/05/24	21,387	(20,625)	762
Total						$38,106	$(33,268)	$4,838
Total options written						$69,844	$(48,168)	$21,676

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,900	1,900,000	7 Year USD SOFR Interest Rate Swap strike @ 4.013 terminating 12/09/31	BOA	Pay	12/05/24	$3,990	$(7,778)	$(3,788)
USD	2,000	2,000,000	10 Year USD SOFR Interest Rate Swap strike @ 4.005 terminating 12/09/34	GSI	Pay	12/05/24	6,600	(11,730)	(5,130)
USD	1,200	1,200,000	7 Year USD SOFR Interest Rate Swap strike @ 4.142 terminating 01/09/32	MSCI	Pay	01/07/25	3,540	(5,163)	(1,623)
USD	1,300	1,300,000	10 Year USD SOFR Interest Rate Swap strike @ 4.145 terminating 12/09/34	BOA	Pay	12/05/24	3,836	(4,473)	(637)
USD	1,500	1,500,000	7 Year USD SOFR Interest Rate Swap strike @ 4.209 terminating 12/09/31	BOA	Pay	12/05/24	2,887	(2,874)	13
USD	1,700	1,700,000	10 Year USD SOFR Interest Rate Swap strike @ 4.088 terminating 01/09/35	BOA	Pay	01/07/25	9,520	(11,839)	(2,319)
Total							$30,373	$(43,857)	$(13,484)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
22	USD	3 Month SOFR Futures	March 2027	$5,341,053	$5,298,150	$(42,903)
U.S. Treasury futures buy contracts:
136	USD	U.S. Treasury Note 10 Year Futures	December 2024	$15,534,472	$15,023,750	$(510,722)
1	USD	U.S. Treasury Note 5 Year Futures	December 2024	109,610	107,234	(2,376)
Total				$20,985,135	$20,429,134	$(556,001)
Interest rate futures sell contracts:
72	USD	3 Month SOFR Futures	June 2025	$(17,270,973)	$(17,268,300)	$2,673
22	USD	3 Month SOFR Futures	March 2026	(5,342,108)	(5,298,700)	43,408
34	USD	30 Day Federal Funds Futures	October 2024	(13,448,040)	(13,483,495)	(35,455)
43	USD	30 Day Federal Funds Futures	January 2025	(17,131,864)	(17,132,391)	(527)
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	December 2024	$(3,112,012)	$(3,089,180)	$22,832
Total				$(56,304,997)	$(56,272,066)	$32,931
Net unrealized appreciation (depreciation)						$(523,070)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
USD	3,400	04/17/25	Annual	1 day USD SOFR	3.750%	$(39,901)	$(39,901)
USD	3,400	04/18/25	Annual	1 day USD SOFR	3.750	(39,790)	(39,790)
USD	6,600	04/24/25	Annual	1 day USD SOFR	4.000	(59,536)	(59,536)
USD	3,600	04/25/25	Annual	1 day USD SOFR	4.000	(32,357)	(32,357)
USD	18,600	06/21/25	Annual	3.750%	1 day USD SOFR	176,034	121,283
USD	1,700	06/21/26	Annual	3.500	1 day USD SOFR	24,447	24,595
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750	(11,908)	(42,167)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	249,499	117,388
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(49,039)	69,766
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	(7,298)	(7,298)
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,748,157)	(878,377)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	107,739	107,739
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	106,146	106,146
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	110,827	110,827
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	(598)	(57,553)
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	145,585	61,848
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	34,235	34,235
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	34,273	34,273
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	8,890	8,890
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(59,159)	(59,159)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(55,499)	(55,499)
USD	400	05/08/30	Annual	1 day USD SOFR	3.550	(7,954)	(7,954)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	307,572	238,792
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	(2,287)	(2,287)
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	39,286	39,286
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(104,334)	(104,334)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145%	$24,898	$24,898
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	55,853	55,853
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	56,580	56,580
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	76,782	76,782
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	14,258	14,258
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	658	658
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	43,379	43,379
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	11,607	11,607
USD	7,000	12/20/30	Annual	3.500%	1 day USD SOFR	217,798	211,270
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	59,698	59,698
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	(71,591)	(71,591)
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	15,059	15,059
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	5,973	5,973
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	5,473	5,473
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	123,313	123,313
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	105,642	105,642
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	66,515	66,515
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	15,496	15,496
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	55,780	(35,434)
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	137,219	137,219
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	1,043,624	293,090
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	73,245	45,012
USD	4,000	06/15/32	Annual	2.55	1 day USD SOFR	362,259	362,259
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	125,976	125,976
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	192,112	192,112
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	128,448	128,448

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
USD	600	12/21/32	Annual	2.000%	1 day USD SOFR	$91,626	$31,707
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	48,665	48,665
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	95,095	95,095
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510%	(30,287)	(30,287)
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	31,753	31,753
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(209,882)	(51,189)
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	72,332	(178,512)
USD	4,500	12/18/34	Annual	3.750	1 day USD SOFR	9,630	92,771
USD	3,200	12/20/53	Annual	3.500	1 day USD SOFR	290,110	100,507
USD	600	06/20/54	Annual	3.500	1 day USD SOFR	20,335	(13,799)
USD	1,000	12/18/54	Annual	3.500	1 day USD SOFR	25,347	37,070
USD	16,000	02/02/25	At Maturity	4.600	1 day USD SOFR	93,541	93,541
USD	29,500	02/05/25	At Maturity	4.1	1 day USD SOFR	297,935	297,935
USD	29,500	02/05/25	At Maturity	1 day USD SOFR	4.600	(151,233)	(151,233)
USD	27,500	02/06/25	At Maturity	4.600	1 day USD SOFR	140,321	140,321
USD	5,900	05/30/25	At Maturity	5.000	1 day USD SOFR	(12,482)	(12,482)
USD	8,500	06/18/25	At Maturity	5.000	1 day USD SOFR	21,364	21,364
USD	27,000	03/03/25	Quarterly	1.350	1 day USD SOFR	481,898	481,898
USD	8,900	05/04/25	Quarterly	1.500	1 day USD SOFR	193,917	193,917
Total						$3,582,755	$2,987,443

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$17,778,209	$90,817	$17,869,026
Mortgage-backed securities	—	33,130,829	—	33,130,829
U.S. government agency obligations	—	312,717,365	—	312,717,365
U.S. Treasury obligations	—	6,041,186	—	6,041,186
Short-term investments	—	2,331,166	—	2,331,166
Short-term U.S. treasury obligations	—	3,491,643	—	3,491,643
Options purchased	—	50,739	—	50,739
Swaptions Purchased	—	460,667	—	460,667
Futures contracts	68,913	—	—	68,913
Swap agreements	—	6,276,047	—	6,276,047
Total	$68,913	$382,277,851	$90,817	$382,437,581

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(85,539,722)	$—	$(85,539,722)
Reverse Repurchase Agreement	—	(37,357,933)	—	(37,357,933)
Options written	—	(48,168)	—	(48,168)
Swaptions written	—	(43,857)	—	(43,857)
Futures contracts	(591,983)	—	—	(591,983)
Swap agreements	—	(2,693,292)	—	(2,693,292)
Total	$(591,983)	$(125,682,972)	$—	$(126,274,955)

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

1	Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $18,401,140, represented 10.3% of the Portfolios net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Zero coupon bond.
6	In U.S. dollars unless otherwise indicated.
7	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
8	Rates shown reflect yield at October 31, 2024.
9	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—23.7%
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[1]	$760,000	$791,528
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	2,300,000	2,316,080
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%,
7.967%, due 01/20/36[1,2]	1,730,000	1,761,557
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,645,964
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	1,750,000	1,754,297
Business Jet Securities LLC,
Series 2024-2A, Class A,
5.364%, due 09/15/39[1]	1,163,611	1,143,521
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[1]	1,124,115	1,114,572
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[1]	887,813	901,536

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[1]	$889,845	$893,944
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[1]	1,830,000	1,878,535
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD Term SOFR + 1.214%,
5.952%, due 07/25/51[1,2]	43,347	42,857
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	57,488	51,083
Series 2021-C, Class A1,
1 mo. USD Term SOFR + 1.014%,
5.752%, due 07/26/55[1,2]	175,160	171,841
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	77,573	69,246
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	88,234	78,792
Credit Acceptance Auto Loan Trust,
Series 2021-4, Class A,
1.260%, due 10/15/30[1]	27,996	27,949
Series 2022-1A, Class A,
4.600%, due 06/15/32[1]	291,273	290,791
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,300,000	2,388,853

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	$995,000	$972,400
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[1,3]	835,975	832,368
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	49,770	45,371
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[1]	1,897,355	1,855,036
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	160,390	125,635
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	89,801	71,980
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	196,117
Series 2024-2A, Class A,
4.470%, due 02/21/34[1]	1,280,000	1,256,365
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	170,215

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
MCF CLO 10 Ltd.,
Series 2023-1A, Class C,
3 mo. USD Term SOFR + 4.200%,
8.856%, due 04/15/35[1,2]	$630,000	$635,436
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	145,379	125,758
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD Term SOFR + 1.164%,
5.968%, due 12/15/59[1,2]	100,626	100,672
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	84,204
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	43,580	39,165
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate + -1.990%,
6.010%, due 04/15/60[1,2]	206,137	203,876
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	10,971	10,889

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	$306,587	$281,646
Series 2021-BA, Class AFL,
1 mo. USD Term SOFR + 0.894%,
5.654%, due 04/20/62[1,2]	435,444	432,498
Series 2021-CA, Class AFL,
1 mo. USD Term SOFR + 0.854%,
5.614%, due 04/20/62[1,2]	276,205	274,063
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	1,150,000	1,050,796
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[1]	1,740,000	1,762,182
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[1]	1,090,000	1,095,459
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	826,256	830,836
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[1]	1,090,000	1,101,581

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	$1,610,000	$1,621,679
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[1]	250,341	250,557
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,970,000	1,942,037
Prodigy Finance DAC,
Series 2021-1A, Class A,
1 mo. USD Term SOFR + 1.364%,
6.102%, due 07/25/51[1,2]	85,213	84,754
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	245,000	227,302
Series 2022-2B, Class B,
8.510%, due 11/17/32[1]	2,360,000	2,396,064
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[1]	1,490,000	1,497,665
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[1]	1,370,000	1,347,256

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	$2,200,000	$2,262,284
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	113,700	112,429
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD Term SOFR + 4.864%,
9.668%, due 10/15/41[1,2]	293,149	306,877

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD Term SOFR + 0.864%,
5.668%, due 10/15/35[1,2]	$30,089	$30,045
Series 2018-A, Class A2B,
1 mo. USD Term SOFR + 0.914%,
5.718%, due 02/15/36[1,2]	131,075	130,738
Series 2018-C, Class A2B,
1 mo. USD Term SOFR + 0.864%,
5.668%, due 11/15/35[1,2]	180,336	179,788
Series 2021-A, Class A2A1,
1 mo. USD Term SOFR + 0.844%,
5.630%, due 01/15/53[1,2]	373,388	368,204
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	84,442	80,524
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	118,612	106,330
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	19,354	19,142
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	65,257	60,409
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[1]	740,000	744,658

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	$1,003,000	$888,812
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[1]	790,000	791,923
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[1]	1,070,000	1,080,344
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[1]	535,776	561,655
Total asset-backed securities
(cost—$47,375,217)		47,968,970

Corporate bonds—42.5%
Agriculture: 0.4%
Cargill, Inc.
5.125%, due 10/11/32[1]	810,000	825,140

Airlines: 0.2%
Air Canada Pass-Through Trust
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]	38,797	35,951

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	$80,369	$75,067
Series 2016-1, Class AA,
3.575%, due 01/15/28	43,359	41,779
Series 2017-1, Class AA,
3.650%, due 02/15/29	26,189	25,090
Delta Air Lines Pass-Through Trust
Series 2020-1, Class AA,
2.000%, due 06/10/28	49,453	45,976
United Airlines Pass-Through Trust
Series 2019-2, Class AA,
2.700%, due 05/01/32	40,397	35,798
Series 2015-1, Class AA,
3.450%, due 12/01/27	28,819	27,576
Series 2018-1, Class AA,
3.500%, due 03/01/30	14,200	13,254
Series 2019-1, Class AA,
4.150%, due 08/25/31	51,053	48,631
		349,122
Banks: 14.3%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	1,500,000	1,493,377
5.398%, due 11/29/27[1]	1,260,000	1,286,106

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	$840,000	$822,931
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,400,000	1,362,392
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,077,534
Comerica Bank
4.000%, due 07/27/25	800,000	791,996
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2,5]	1,280,000	1,207,488
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	25,000	24,610
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	1,885,000	1,954,718
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,595,964
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	964,102
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	647,000	639,405
Huntington National Bank
5.650%, due 01/10/30	1,240,000	1,266,503

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	$1,400,000	$1,392,137
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	776,071
KeyBank NA
5.850%, due 11/15/27[5]	1,080,000	1,106,300
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,420,000	1,382,954
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	692,026
Morgan Stanley
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]	885,000	952,475
NatWest Group PLC
1 day USD SOFR + 1.300%,
6.367%, due 11/15/28[2]	940,000	947,458
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,030,000	1,054,573
Santander Holdings USA, Inc.
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	855,000	857,969
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	778,110

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[1]	$680,000	$691,392
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	571,650
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,346,656
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	580,000	607,574
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,525,000	1,355,017
		28,999,488
Commercial services: 1.1%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1,5]	1,500,000	1,495,447
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[1,5]	625,000	638,513
		2,133,960
Diversified financial services: 2.9%
Ally Financial, Inc.
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]	1,005,000	1,044,545
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[1]	1,410,000	1,489,296

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Brightsphere Investment Group, Inc.
4.800%, due 07/27/26	$585,000	$572,363
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,400,000	1,402,324
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	161,572
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[1]	1,250,000	1,231,331
		5,901,431
Electric: 2.6%
Alexander Funding Trust II
7.467%, due 07/31/28[1]	1,145,000	1,212,752
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[1]	1,110,000	1,058,491
Duke Energy Florida LLC
5.950%, due 11/15/52	880,000	929,101
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,6]	1,360,000	1,346,459
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	195,686
Southern California Edison Co.
5.950%, due 11/01/32	585,000	619,012
		5,361,501

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Energy-Alternate Sources: 0.5%
NextEra Energy Partners LP
2.500%, due 06/15/26[1,5]	$1,180,000	$1,102,905

Gas: 0.4%
Southern California Gas Co.
5.050%, due 09/01/34	850,000	847,847

Healthcare-services: 0.5%
CommonSpirit Health
6.073%, due 11/01/27	965,000	998,697

Insurance: 9.8%
American National Group, Inc.
5.750%, due 10/01/29	465,000	466,175
Athene Global Funding
4.721%, due 10/08/29[1]	675,000	662,716
Athene Holding Ltd.
6.650%, due 02/01/33	1,175,000	1,264,291
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,280,000	1,310,160
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,655,000	1,551,557
(fixed, converts to FRN on 09/01/25),
5.750%, due 09/01/40[2,5]	125,000	122,871
Enstar Group Ltd.
4.950%, due 06/01/29	1,400,000	1,381,730
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,110,000	2,193,556

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Global Atlantic Fin Co.
7.950%, due 06/15/33[1]	$1,065,000	$1,189,108
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[1,2]	395,000	409,849
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	845,000	825,990
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[1,2]	800,000	819,384
Reinsurance Group of America, Inc.
6.000%, due 09/15/33	1,125,000	1,173,806
RenaissanceRe Holdings Ltd.
5.750%, due 06/05/33	1,645,000	1,669,852
SiriusPoint Ltd.
7.000%, due 04/05/29	795,000	816,614
Stewart Information Services Corp.
3.600%, due 11/15/31	1,700,000	1,466,596
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	2,600,000	2,587,182
		19,911,437
Investment companies: 3.8%
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[5]	1,025,000	1,030,585
Blackstone Private Credit Fund
3.250%, due 03/15/27	209,000	197,950
7.300%, due 11/27/28[1]	1,525,000	1,600,664

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Investment companies—(continued)
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	$710,000	$739,613
FS KKR Capital Corp.
7.875%, due 01/15/29	1,830,000	1,943,875
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34[1]	1,085,000	1,080,047
Oaktree Strategic Credit Fund
6.500%, due 07/23/29[5]	1,060,000	1,056,678
		7,649,412
Media: 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 03/01/31[1]	1,005,000	1,022,036

Oil & gas: 0.5%
Sunoco LP
7.000%, due 05/01/29[1]	915,000	943,895

Real estate investment trusts: 3.4%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	1,790,000	1,752,311
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,462,739
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,350,101
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[1]	1,363,000	1,318,589
		6,883,740

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Retail: 0.4%
Macy's Retail Holdings LLC
5.875%, due 03/15/30[1,5]	$865,000	$836,585

Semiconductors: 0.7%
ams-OSRAM AG
12.250%, due 03/30/29[1]	1,400,000	1,453,523

Telecommunications: 0.5%
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[1]	1,050,000	997,341
Total corporate bonds
(cost—$84,046,199)		86,218,060

Loan assignments—13.4%
Aerospace & defense: 0.4%
Propulsion BC Finco SARL
3 mo. USD Term SOFR + 3.250%,
7.867%, due 09/14/29[2]	868,371	870,724

Agriculture: 0.3%
A-AG U.S. GSI Bidco, Inc.
0.000%, due 10/08/31[2,7]	525,000	523,687

Airlines: 0.6%
United Airlines, Inc.
3 mo. USD Term SOFR + 2.750%,
7.385%, due 02/22/31[2]	1,169,125	1,169,955

Chemicals: 0.5%
INEOS Enterprises Holdings U.S. Finco LLC
3 mo. USD Term SOFR + 3.750%,
8.907%, due 07/08/30[2]	1,027,238	1,028,522

Commercial services: 1.4%
Priority Holdings LLC
3 mo. USD Term SOFR + 4.750%,
9.807%, due 05/16/31[2]	1,057,350	1,053,712

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Commercial services—(continued)
System One Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.504%, due 03/02/28[2]	$1,721,396	$1,723,548
		2,777,260
Diversified financial services: 0.6%
LendingTree, Inc.
1 mo. USD Term SOFR + 4.000%,
8.799%, due 09/15/28[2]	1,223,103	1,217,367

Electric: 0.8%
Eastern Power LLC
1 mo. USD Term SOFR + 5.250%,
9.935%, due 04/03/28[2]	1,539,563	1,539,763

Environmental control: 0.3%
Tidal Waste & Recycling Holdings LLC
0.000%, due 10/03/31[2,7]	622,000	622,000

Health care products: 0.8%
Medline Borrower LP
1 mo. USD Term SOFR + 2.750%,
7.435%, due 10/23/28[2]	1,106,902	1,107,644
Sotera Health Holdings LLC
3 mo. USD Term SOFR + 3.250%,
7.835%, due 05/30/31[2]	620,000	620,391
		1,728,035
Healthcare-services: 1.0%
IQVIA, Inc.
3 mo. USD Term SOFR + 2.000%,
6.604%, due 01/02/31[2]	992,500	994,674

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Healthcare-services—(continued)
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 4.250%,
9.569%, due 09/01/28[2]	$1,273,737	$953,354
		1,948,028
Home Furnishings: 0.9%
Whirlpool Corp.
1 mo. USD Term SOFR + 1.125%,
5.910%, due 09/23/25[2,3,4]	1,855,000	1,852,681

Investment companies: 0.5%
MIP V Waste Holdings LLC
1 mo. USD Term SOFR + 3.000%,
7.685%, due 12/08/28[2]	1,115,001	1,115,470

Media: 0.5%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
7.286%, due 08/16/31[2]	1,070,000	1,074,012

Pharmaceuticals: 0.6%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
6.935%, due 05/05/28[2]	1,163,280	1,163,175

Pipelines: 2.4%
AL NGPL Holdings LLC
3 mo. USD Term SOFR + 2.500%,
7.090%, due 04/17/28[2]	1,114,104	1,115,029
BCP Renaissance Parent LLC
3 mo. USD Term SOFR + 3.250%,
7.854%, due 10/31/28[2]	1,016,819	1,016,819

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Pipelines—(continued)
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 3.500%,
8.363%, due 09/12/31[2]	$1,600,000	$1,595,008
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
7.185%, due 02/22/30[2]	1,161,254	1,160,836
		4,887,692
Real estate investment trusts: 0.4%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 2.750%,
7.435%, due 11/18/27[2]	751,613	753,492

Software: 0.6%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
7.854%, due 07/06/29[2]	1,141,375	1,131,844

Telecommunications: 0.8%
Connect Finco SARL
1 mo. USD Term SOFR + 3.500%,
8.185%, due 12/11/26[2]	299,007	296,977
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
6.935%, due 09/20/30[2]	1,083,800	1,070,122
Lumen Technologies, Inc.
1 mo. USD Term SOFR + 6.000%,
10.685%, due 06/01/28[2]	322,906	317,775
		1,684,874
Total loan assignments
(cost—$27,224,347)		27,088,581

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—11.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	$465,000	$417,227
Bank,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	211,147
BBCMS Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	82,523
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	172,681
Series 2019-B15, Class C,
3.720%, due 12/15/72[2]	111,000	85,186
Series 2022-B35, Class A5,
4.444%, due 05/15/55[2]	270,000	254,074
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A,
1 mo. USD Term SOFR + 0.803%,
5.607%, due 10/15/38[1,2]	201,881	200,746
Series 2021-CIP, Class A,
1 mo. USD Term SOFR + 1.035%,
5.840%, due 12/15/38[1,2]	213,356	211,889
BX Trust,
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	1,922,935

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2022-GPA, Class B,
1 mo. USD Term SOFR + 2.664%,
7.450%, due 08/15/41[1,2]	$981,468	$981,468
Series 2022-GPA, Class C,
1 mo. USD Term SOFR + 3.213%,
7.999%, due 08/15/42[1,2]	932,395	932,395
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	82,902
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	282,012
Citigroup Commercial Mortgage Trust,
Series 2023-PRM3, Class B,
6.360%, due 07/10/28[1,2]	880,000	896,925
COMM Mortgage Trust,
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	219,019	217,211
CRSO Trust
7.658%, due 07/10/28[2]	880,000	910,346
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[1]	660,000	681,304

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD Term SOFR + 1.194%,
5.999%, due 07/15/38[1,2]	$364,431	$364,431
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K121, Class X1,
1.019%, due 10/25/30[2]	1,174,602	55,388
Series KL06, Class XFX,
1.364%, due 12/25/29[2]	720,000	32,980
Series K142, Class A2,
2.400%, due 03/25/32	385,000	331,456
Series K144, Class A2,
2.450%, due 04/25/32	270,000	232,616
Series K145, Class A2,
2.580%, due 05/25/32	605,000	525,263
Series KC02, Class A2,
3.370%, due 07/25/25	465,825	461,160
Federal Home Loan Mortgage Corp. Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	170,000	151,183
Federal National Mortgage Association-ACES,
Series 2022-M5, Class A3,
2.353%, due 01/01/34[2]	325,000	268,294

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	$154,745	$145,559
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A,
1 mo. USD Term SOFR + 1.164%,
5.969%, due 04/15/38[1,2]	85,041	84,934
Series 2022-ACB, Class A,
30 day USD SOFR Average + 1.400%,
6.410%, due 03/15/39[1,2]	360,000	360,000
MF1 Trust,
Series 2021-W10, Class A,
1 mo. USD Term SOFR + 1.070%,
5.856%, due 12/15/34[1,2]	100,000	98,908
Series 2021-W10, Class B,
1 mo. USD Term SOFR + 1.370%,
6.156%, due 12/15/34[1,2]	370,000	363,449
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[2]	520,000	514,358
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
6.207%, due 03/15/39[1,2]	2,000,000	1,988,750

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.095%, due 03/15/40[1,2]	$2,050,000	$2,070,846
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	2,006,119
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[1]	870,000	883,556
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A,
1 mo. USD Term SOFR + 2.186%,
6.990%, due 05/15/37[1,2]	260,000	261,136
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	129,951
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	431,370
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
8.869%, due 11/15/27[1,2]	2,330,000	2,336,553
Total mortgage-backed securities
(cost—$22,941,143)		22,641,231

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—0.4%
California: 0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.574%, due 07/01/45	$145,000	$162,129
State of California, GO Bonds,
7.550%, due 04/01/39	70,000	84,848
		246,977
Michigan: 0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	71,754

Minnesota: 0.0%†
University of Minnesota, Revenue Bonds,
4.048%, due 04/01/52	78,000	66,338

New Jersey: 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	114,863
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	18,910
		133,773
New York: 0.1%
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
Series C,
2.052%, due 03/15/30	$120,000	$105,795
Series C,
2.152%, due 03/15/31	165,000	142,399
		248,194
Texas: 0.1%
City of Houston TX, GO Bonds,
3.961%, due 03/01/47	85,000	73,102
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	37,060
		110,162
Total municipal bonds
(cost—$1,041,603)		877,198

	Number of shares
Preferred stocks: 1.1%
Capital markets: 1.1%
CION Investment Corp.	36,000	923,400
Trinity Capital, Inc.	50,000	1,267,000
		2,190,400
Total preferred stocks (cost—$2,150,000)		2,190,400

	Face
	amount
U.S. Treasury obligations: 3.7%
U.S. Treasury Bonds
1.375% due 08/15/50	6,450,000	3,336,363
3.625% due 02/15/53	1,775,000	1,523,380
3.875% due 02/15/43	475,000	434,347
U.S. Treasury Notes,
3.500%, due 09/30/29	2,270,000	2,204,560
Total U.S. Treasury obligations
(cost—$7,981,044)		7,498,650

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of
	shares	Value
Common stocks: 1.2%
Mortgage real estate investment: 1.2%
Ellington Financial, Inc.,Series C2,6
(cost—$2,335,000)	93,400	$2,399,446

	Face amount
Short-term U.S. treasury obligations—1.2%
U.S. Treasury Bills
4.462% due 04/10/25[8]	$1,200,000	1,176,879
5.149% due 01/23/25[8]	1,300,000	1,286,705
Total short-term U.S. treasury obligations (cost—$2,462,211)		2,463,584

	Number of shares
Short-term investments—2.6%
Investment companies: 1.4%
State Street Institutional U.S. Government Money Market Fund, 4.824%[8] (cost $2,772,451)	2,772,451	2,772,451
Total Short-term investments (cost—$5,234,662)		5,236,035

	Number of
	shares	Value
Investment of cash collateral from securities loaned—3.6%
Money market funds: 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[8]
(cost—$7,384,913)	7,384,913	$7,384,913
Total investments
(cost—$207,714,128)[9]—103.4%		209,503,484
Liabilities in excess of other assets—(3.4)%		(6,889,599)
Net assets—100.0%		$202,613,885

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
87	USD	U.S. Long Bond Futures	December 2024	$10,856,872	$10,263,281	$(593,591)
131	USD	U.S. Treasury Note 10 Year Futures	December 2024	14,977,750	14,471,406	(506,344)
15	USD	U.S. Treasury Note 2 Year Futures	December 2024	3,115,349	3,089,180	(26,169)
153	USD	Ultra U.S. Treasury Bond Futures	December 2024	20,514,640	19,220,625	(1,294,015)
233	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2024	27,598,192	26,503,750	(1,094,442)
Total				$77,062,803	$73,548,242	$(3,514,561)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures sell contracts:
191	USD	U.S. Treasury Note 5 Year Futures	December 2024	(20,970,791)	(20,481,765)	$489,026
Total				$(20,970,791)	$(20,481,765)	$489,026
Net unrealized appreciation (depreciation)						$(3,025,535)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,399,446	$—	$—	$2,399,446
Preferred stocks	2,190,400	—	—	2,190,400
Asset-backed securities	—	47,968,970	—	47,968,970
Corporate bonds	—	86,218,060	—	86,218,060
Loan assignments	—	25,235,900	1,852,681	27,088,581
Mortgage-backed securities	—	22,641,231	—	22,641,231
Municipal bonds	—	877,198	—	877,198
U.S. Treasury obligations	—	7,498,650	—	7,498,650
Short-term investments	—	2,772,451	—	2,772,451
Short-term U.S. treasury obligations	—	2,463,584	—	2,463,584
Investment of cash collateral from securities loaned	—	7,384,913	—	7,384,913
Futures contracts	489,026	—	—	489,026
Total	$5,078,872	$203,060,957	$1,852,681	$209,992,510

Liabilities
Futures contracts	$(3,514,561)	$—	$—	$(3,514,561)
Total	$(3,514,561)	$—	$—	$(3,514,561)

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $97,720,552, represented 48.2% of the Portfolios net assets at period end.
2	Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Security, or portion thereof, was on loan at the period end.
6	Perpetual investment. Date shown reflects the next call date.
7	Position is unsettled. Contract rate was not determined at October 31, 2024 and does not take effect until settlement.
8	Rates shown reflect yield at October 31, 2024.
9	Includes $8,336,578 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,384,913 and non-cash collateral of $1,145,391.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—16.4%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD Term SOFR + 0.404%,
5.432%, due 07/25/34[2]	254,301	$249,169
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[3]	980,000	1,020,654
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[3]	3,000,000	3,020,973
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D,
6.315%, due 05/17/32[3]	210,589	212,444
Series 2024-B, Class E,
6.678%, due 09/15/32[3,4]	250,000	249,917
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%,
7.967%, due 01/20/36[2,3]	2,270,000	2,311,407
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C,
6.180%, due 10/20/27[3]	135,000	135,126
Series 2023-4A, Class A,
5.490%, due 06/20/29[3]	2,100,000	2,133,657

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D,
30 day USD SOFR Average + 2.750%,
7.607%, due 06/25/47[2,3]	16,821	$17,010
Series 2024-EDU1, Class C,
30 day USD SOFR Average + 1.800%,
6.657%, due 06/25/47[2,3]	38,953	38,953
Beacon Container Finance II LLC,
Series 2021-1A, Class A,
2.250%, due 10/22/46[3]	93,100	84,073
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3]	2,340,000	2,345,746
Blue Stream Issuer LLC,
Series 2024-1A, Class A2,
5.408%, due 11/20/54[3,4]	104,000	104,000
BPCRE Ltd.,
Series 2022-FL2, Class A,
1 mo. USD Term SOFR + 2.400%,
7.159%, due 01/16/37[2,3]	196,772	195,911

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Business Jet Securities LLC,
Series 2024-1A, Class B,
6.924%, due 05/15/39[3]	92,211	$93,911
Series 2024-1A, Class A,
6.197%, due 05/15/39[3]	107,886	109,114
Series 2024-2A, Class A,
5.364%, due 09/15/39[3]	1,508,750	1,482,701
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[3]	1,452,396	1,440,067
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[3]	1,164,021	1,182,015
CCG Receivables Trust,
Series 2024-1, Class C,
5.220%, due 03/15/32[3]	100,000	99,268
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.074%,
5.812%, due 06/25/34[2]	185,600	187,394
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[3]	1,130,103	1,135,309
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[3]	2,360,000	2,422,591

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Compass Datacenters Issuer II LLC,
Series 2024-1A, Class B,
7.000%, due 02/25/49[3]	102,000	$102,765
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[3]	3,050,000	3,167,827
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C, Class B,
6.780%, due 01/20/31[3]	94,752	95,269
Series 2024-1C, Class A,
6.050%, due 01/20/31[3]	94,752	95,309
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[3]	58,000	55,681
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[3]	1,285,000	1,255,813
Dell Equipment Finance Trust,
Series 2024-1, Class C,
5.730%, due 03/22/30[3]	100,000	100,977
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD Term SOFR + 0.934%,
5.738%, due 09/15/29[2]	23,580	22,816

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[3]	1,084,777	$1,080,097
ELFI Graduate Loan Program LLC,
Series 2024-A, Class A,
5.560%, due 08/25/49[3]	97,537	98,033
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD Term SOFR + 0.594%,
5.332%, due 10/25/36[2]	951,961	623,857
Foundation Finance Trust,
Series 2024-2A, Class D,
6.590%, due 03/15/50[3]	100,000	100,141
Frontier Issuer LLC,
Series 2023-1, Class A2,
6.600%, due 08/20/53[3]	139,000	141,676
Series 2024-1, Class B,
7.020%, due 06/20/54[3]	97,000	99,909
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30 day USD SOFR Average + 1.900%,
6.773%, due 01/19/39[2,3]	501,784	501,940
GLS Auto Receivables Issuer Trust,
Series 2024-1A, Class D,
5.950%, due 12/17/29[3]	61,000	61,760

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
GLS Auto Select Receivables Trust,
Series 2024-4A, Class D,
5.280%, due 10/15/31[3]	34,000	$33,378
Series 2024-4A, Class C,
4.750%, due 11/15/30[3]	33,000	32,432
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR,
3 mo. USD Term SOFR + 1.150%,
5.785%, due 04/24/31[2,3]	371,379	371,650
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[3]	2,562,919	2,505,755
Gracie Point International Funding LLC,
Series 2024-1A, Class C,
90 day USD SOFR Average + 3.500%,
8.868%, due 03/01/28[2,3]	100,000	100,473
Series 2024-1A, Class A,
90 day USD SOFR Average + 1.700%,
7.068%, due 03/01/28[2,3]	108,000	108,340
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD Term SOFR + 0.394%,
5.132%, due 06/25/36[2]	460,983	448,285

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30 day USD SOFR Average + 1.700%,
6.693%, due 04/20/37[2,3]	707,991	$707,549
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	48,191	46,867
Series 2022-2A, Class B,
4.740%, due 01/25/37[3]	50,818	50,150
Series 2024-1B, Class C,
6.620%, due 09/15/39[3]	50,645	50,816
Series 2024-1B, Class B,
5.990%, due 09/15/39[3]	21,705	21,724
Series 2024-2A, Class C,
5.990%, due 03/25/38[3]	114,406	114,801
HPEFS Equipment Trust,
Series 2024-2A, Class D,
5.820%, due 04/20/32[3]	114,000	115,424
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1,
6.153%, due 05/20/32[3]	213,174	215,365

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
JP Morgan Mortgage Trust,
Series 2023-HE3, Class M1,
30 day USD SOFR Average + 2.100%,
6.973%, due 05/25/54[2,3]	95,000	$95,707
Series 2024-HE1, Class M2,
30 day USD SOFR Average + 2.400%,
7.290%, due 08/25/54[2,3]	36,000	36,268
Series 2024-HE1, Class M1,
30 day USD SOFR Average + 2.000%,
6.890%, due 08/25/54[2,3]	47,000	47,233
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD Term SOFR + 1.450%,
6.209%, due 02/17/39[2,3]	588,313	586,657
Lendmark Funding Trust,
Series 2024-2A, Class A,
4.470%, due 02/21/34[3]	1,640,000	1,609,717
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD Term SOFR + 1.414%,
6.218%, due 11/15/38[2,3]	322,307	320,913
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD Term SOFR + 1.614%,
6.374%, due 11/22/38[2,3]	316,703	316,064

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
MCF CLO 10 Ltd.,
Series 2023-1A, Class C,
3 mo. USD Term SOFR + 4.200%,
8.856%, due 04/15/35[2,3]	820,000	$827,075
MetroNet Infrastructure Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/20/52[3]	173,643	176,993
MF1 Ltd.,
Series 2022-FL8, Class A,
1 mo. USD Term SOFR + 1.350%,
6.109%, due 02/19/37[2,3]	581,198	578,640
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD Term SOFR + 0.819%,
5.557%, due 12/25/34[2]	122,828	117,842
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	87,889	86,143
Series 2023-2A, Class C,
7.060%, due 11/20/40[3]	81,442	83,088
Series 2024-2A, Class C,
4.920%, due 03/20/42[3]	100,000	97,947
Series 2024-2A, Class B,
4.580%, due 03/20/42[3]	125,000	122,343

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A,
0.940%, due 07/15/69[3]	40,820	$36,529
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	207,362	181,510
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	443,232	387,194
Series 2021-GA, Class A,
1.580%, due 04/15/70[3]	165,936	146,636
Series 2024-A, Class A,
5.660%, due 10/15/72[3]	221,999	225,594
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[3]	1,500,000	1,370,604
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[3]	2,250,000	2,278,684
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[3]	1,460,000	1,467,312
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[3]	1,103,988	1,110,109

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[3]	1,410,000	$1,424,982
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[3]	2,120,000	2,135,378
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[3]	332,330	332,617
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[3]	2,560,000	2,523,663
Pagaya AI Debt Trust,
Series 2024-3, Class A,
6.258%, due 10/15/31[3]	296,427	298,897
Prestige Auto Receivables Trust,
Series 2021-1A, Class D,
2.080%, due 02/15/28[3]	179,000	171,674
Regional Management Issuance Trust,
Series 2022-2B, Class B,
8.510%, due 11/17/32[3]	3,140,000	3,187,984
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[3]	1,920,000	1,929,877

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Residential Asset Securities Corporation Trust,
Series 2005-KS11, Class M2,
1 mo. USD Term SOFR + 0.744%,
5.482%, due 12/25/35[2]	9,747	$9,734
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[3]	1,790,000	1,760,283
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	3,000,000	3,084,933
Series 2023-5, Class A2,
6.310%, due 07/15/27	185,236	185,713
Series 2024-1, Class C,
5.450%, due 03/15/30	50,000	50,329
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD Term SOFR + 0.909%,
2.055%, due 03/25/35[2]	50,824	45,154
Series 2006-1, Class M1,
1 mo. USD Term SOFR + 0.579%,
5.317%, due 03/25/36[2]	656,597	630,633

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C,
5.510%, due 01/20/32[3]	68,000	$68,713
Series 2024-1A, Class A2,
5.350%, due 06/21/27[3]	298,740	299,329
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[3]	43,762	41,685
Series 2021-2A, Class B,
1.800%, due 09/20/38[3]	18,543	17,756
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	82,730	81,746
Series 2023-2A, Class C,
7.300%, due 04/20/40[3]	65,947	66,885
Series 2023-3A, Class C,
7.120%, due 09/20/40[3]	75,702	76,944
Series 2024-1A, Class C,
5.940%, due 01/20/43[3]	76,966	76,612
Series 2024-2A, Class C,
5.830%, due 06/20/41[3]	99,556	98,508
Series 2024-3A, Class C,
5.320%, due 08/20/41[3]	210,000	208,685
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	135,855

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Sotheby's Artfi Master Trust,
Series 2024-1A, Class A1,
6.430%, due 12/22/31[3]	171,000	$172,874
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[3]	950,000	955,980
Series 2023-3A, Class A2,
5.900%, due 10/25/48[3]	124,000	125,016
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,347,167	1,193,796
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1,
1 mo. USD Term SOFR + 0.774%,
5.512%, due 02/25/35[2]	268	466
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	15,067	15,004
Subway Funding LLC,
Series 2024-1A, Class A2I,
6.028%, due 07/30/54[3]	100,000	100,714
TAL Advantage VII LLC,
Series 2020-1A, Class A,
2.050%, due 09/20/45[3]	57,125	52,885

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[3]	1,020,000	$1,022,483
TIF Funding III LLC,
Series 2024-1A, Class C,
6.310%, due 04/20/49[3]	95,625	94,578
Series 2024-1A, Class B,
5.580%, due 04/20/49[3]	104,231	103,521
Towd Point Mortgage Trust,
Series 2024-CES1, Class A1B,
6.049%, due 01/25/64[2,3]	85,782	85,412
Series 2024-CES1, Class A1A,
5.848%, due 01/25/64[2,3]	124,385	124,297
Series 2024-CES2, Class A1A,
6.125%, due 02/25/64[2,3]	196,802	197,196
Trafigura Securitisation Finance PLC,
Series 2024-1A, Class B,
7.290%, due 11/15/27[3]	200,000	200,011
U.S. Bank NA,
Series 2023-1, Class B,
6.789%, due 08/25/32[3]	149,831	151,616
U.S. Small Business Administration,
Series 2005-20H, Class 1,
5.110%, due 08/01/25	11,712	11,673
Series 2007-20D, Class 1,
5.320%, due 04/01/27	81,413	80,566

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[3]	1,370,000	$1,383,245
VMC Finance LLC,
Series 2022-FL5, Class A,
30 day USD SOFR Average + 1.900%,
6.790%, due 02/18/39[2,3]	430,008	429,053
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[3]	702,658	736,597
Ziply Fiber Issuer LLC,
Series 2024-1A, Class B,
7.810%, due 04/20/54[3]	155,000	159,440
Total asset-backed securities (cost—$70,287,610)		71,446,083

Corporate bonds—45.5%
Aerospace & defense: 0.6%
Boeing Co.
2.196%, due 02/04/26	100,000	96,304
2.700%, due 02/01/27	100,000	94,396
2.750%, due 02/01/26	300,000	290,864
3.450%, due 11/01/28	200,000	185,153
5.930%, due 05/01/60	100,000	93,209
L3Harris Technologies, Inc.
5.400%, due 07/31/33	110,000	111,602
Rolls-Royce PLC
5.750%, due 10/15/27[3]	200,000	204,043

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
RTX Corp.
5.750%, due 11/08/26	100,000	$102,127
TransDigm, Inc.
6.375%, due 03/01/29[3]	55,000	55,827
6.625%, due 03/01/32[3]	35,000	35,593
6.750%, due 08/15/28[3]	560,000	572,018
6.875%, due 12/15/30[3]	530,000	543,292
		2,384,428
Agriculture: 0.4%
BAT Capital Corp.
6.343%, due 08/02/30	200,000	211,051
Cargill, Inc.
5.125%, due 10/11/32[3]	1,085,000	1,105,280
Imperial Brands Finance PLC
3.500%, due 07/26/26[3]	200,000	194,925
5.875%, due 07/01/34[3]	200,000	201,780
		1,713,036
Airlines: 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA,
3.200%, due 06/15/28	195,600	184,144
Series 2015-2, Class AA,
3.600%, due 09/22/27	179,194	172,367
JetBlue Pass-Through Trust
Series 2019-1, Class A,
2.950%, due 05/15/28	237,816	213,182
Spirit Airlines Pass-Through Trust
Series 2015-1A,
4.100%, due 04/01/28	51,495	47,679
		617,372

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Apparel: 0.1%
Birkenstock Financing SARL
5.250%, due 04/30/29[5]	EUR	100,000	$111,087
Tapestry, Inc.
7.700%, due 11/27/30		100,000	102,070
			213,157
Auto manufacturers: 0.6%
American Honda Finance Corp.
1 day USD SOFR Index + 0.670%,
5.514%, due 01/10/25[2]		200,000	200,169
Daimler Truck Finance North America LLC
2.000%, due 12/14/26[3]		200,000	189,146
Ford Motor Credit Co. LLC
3.375%, due 11/13/25		200,000	196,172
5.800%, due 03/05/27		200,000	201,762
Hyundai Capital America
5.250%, due 01/08/27[3]		200,000	201,477
5.875%, due 04/07/25[3]		200,000	200,601
5.950%, due 09/21/26[3]		100,000	101,833
Jaguar Land Rover Automotive PLC
4.500%, due 07/15/28[5]	EUR	100,000	109,341
Nissan Motor Acceptance Co. LLC
2.000%, due 03/09/26[3]		100,000	95,085
2.750%, due 03/09/28[3]		200,000	179,936
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		200,000	196,217
4.810%, due 09/17/30[3]		200,000	184,751

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Volkswagen Bank GmbH
2.500%, due 07/31/26[5]	EUR	700,000	$749,394
			2,805,884
Auto parts & equipment: 0.0%†
Adient Global Holdings Ltd.
8.250%, due 04/15/31[3,6]		105,000	108,772
ZF Europe Finance BV
3.000%, due 10/23/29[5,6]	EUR	100,000	97,082
			205,854
Banks: 13.6%
ABN AMRO Bank NV
(fixed, converts to FRN on 10/13/25),
6.575%, due 10/13/26[2,3]		200,000	202,364
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]		1,700,000	1,692,494
5.398%, due 11/29/27[3]		1,680,000	1,714,807
Australia & New Zealand Banking Group Ltd.
5.671%, due 10/03/25		250,000	252,701
Banco Santander SA
4.379%, due 04/12/28		200,000	195,955
5.147%, due 08/18/25		200,000	200,328
Bangkok Bank PCL
5.650%, due 07/05/34[3]		25,000	25,570

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[2]	200,000	$176,723
(fixed, converts to FRN on 02/04/32),
2.972%, due 02/04/33[2]	270,000	234,236
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]	100,000	97,441
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	200,000	195,936
Series MM,
(fixed, converts to FRN on 01/28/25),
4.300%, due 01/28/25[2,6,7]	20,000	19,846
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,6,7]	200,000	192,640
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28[2]	250,000	247,519
(fixed, converts to FRN on 07/22/27),
4.948%, due 07/22/28[2]	90,000	90,360
(fixed, converts to FRN on 01/20/26),
5.080%, due 01/20/27[2]	200,000	200,516
(fixed, converts to FRN on 01/23/34),
5.468%, due 01/23/35[2]	130,000	131,932
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[2]	200,000	206,440
Series AA,
(fixed, converts to FRN on 03/17/25),
6.100%, due 03/17/25[2,7]	140,000	139,818

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of Montreal
5.300%, due 06/05/26	105,000	$106,146
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,760,000	1,712,721
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[2,7]	170,000	160,391
(fixed, converts to FRN on 03/14/29),
4.975%, due 03/14/30[2]	200,000	201,449
Bank of New Zealand
4.846%, due 02/07/28[3]	1,390,000	1,393,277
Bank of Nova Scotia
5.350%, due 12/07/26	170,000	172,694
Banque Federative du Credit Mutuel SA
4.753%, due 07/13/27[3]	200,000	199,878
5.896%, due 07/13/26[3]	200,000	203,787
Barclays PLC
4.836%, due 05/09/28	270,000	266,589
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[2]	200,000	199,068
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[2]	400,000	448,831
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[2,7]	200,000	206,722

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
BNP Paribas SA
3.375%, due 01/09/25[3]	200,000	$199,319
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[2,3,7]	200,000	186,877
(fixed, converts to FRN on 05/20/29),
5.497%, due 05/20/30[2,3]	200,000	202,817
BPCE SA
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]	250,000	262,899
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3]	200,000	203,267
Citibank NA
5.864%, due 09/29/25	100,000	101,082
Citigroup, Inc.
Series X,
(fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[2,7]	128,000	123,707
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28[2]	430,000	421,505
Citizens Financial Group, Inc.
Series B,
3 mo. USD Term SOFR + 3.265%,
7.854%, due 01/06/25[2,7]	60,000	59,669
Series C,
3 mo. USD Term SOFR + 3.419%,
8.008%, due 01/06/25[2,7]	80,000	79,510

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Comerica Bank
4.000%, due 07/27/25	1,020,000	$1,009,794
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2,6]	1,690,000	1,594,262
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]	200,000	204,062
Deutsche Bank AG
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25[2]	200,000	199,737
(fixed, converts to FRN on 09/11/34),
5.403%, due 09/11/35[2]	150,000	145,628
(fixed, converts to FRN on 02/08/27),
5.706%, due 02/08/28[2]	200,000	202,112
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[2]	200,000	210,822

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Fifth Third Bancorp
(fixed, converts to FRN on 11/01/26),
1.707%, due 11/01/27[2]	40,000	$37,650
(fixed, converts to FRN on 04/25/32),
4.337%, due 04/25/33[2]	105,000	98,266
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	35,000	34,453
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	2,430,000	2,519,875
Series H,
3 mo. USD Term SOFR + 3.295%,
7.898%, due 12/01/24[2,7]	115,000	114,535
Goldman Sachs Bank USA
1 day USD SOFR + 0.770%,
5.642%, due 03/18/27[2]	200,000	200,268
1 day USD SOFR + 0.750%,
5.782%, due 05/21/27[2]	250,000	250,172

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[2]	100,000	$94,547
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32[2]	245,000	210,913
3.500%, due 04/01/25	100,000	99,429
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[2,7]	45,000	42,830
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[2,7]	20,000	19,151
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[2,7]	50,000	47,878
Series Y,
(fixed, converts to FRN on 11/10/34),
6.125%, due 11/10/34[2,7]	70,000	69,430
3 mo. USD Term SOFR + 2.012%,
6.629%, due 10/28/27[2]	200,000	204,820
Series X,
(fixed, converts to FRN on 05/10/29),
7.500%, due 05/10/29[2,7]	125,000	131,069
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	61,207

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	2,000,000	$1,773,293
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[2,7]	200,000	177,784
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[2]	200,000	201,587
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[2]	600,000	635,766
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	1,205,000	1,283,693
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	830,000	820,257
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[2,6,7]	50,000	47,804
Series F,
(fixed, converts to FRN on 07/15/30),
5.625%, due 07/15/30[2,6,7]	19,000	18,922
(fixed, converts to FRN on 02/02/34),
5.709%, due 02/02/35[2]	85,000	85,979
Huntington National Bank
5.650%, due 01/10/30	1,645,000	1,680,159

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	1,800,000	$1,789,891
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[2,7]	227,000	201,656
(fixed, converts to FRN on 03/19/29),
5.335%, due 03/19/30[2]	200,000	202,533
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[2,6,7]	200,000	197,735
1 day USD SOFR Index + 1.560%,
6.472%, due 09/11/27[2]	200,000	202,928
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[3]	200,000	188,590
7.200%, due 11/28/33[3]	200,000	220,617

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[2]	200,000	$188,135
(fixed, converts to FRN on 06/01/27),
2.182%, due 06/01/28[2]	250,000	234,147
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[2]	200,000	192,003
(fixed, converts to FRN on 04/22/51),
3.328%, due 04/22/52[2]	105,000	75,981
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]	200,000	192,215
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[2]	100,000	98,982
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[2,7]	16,000	15,923
(fixed, converts to FRN on 07/24/28),
5.299%, due 07/24/29[2]	200,000	202,969
(fixed, converts to FRN on 10/22/26),
6.070%, due 10/22/27[2]	200,000	205,115
Series CC,
3 mo. USD Term SOFR + 2.842%,
7.413%, due 02/01/25[2,7]	45,000	45,402
KeyBank NA
5.850%, due 11/15/27[6]	1,435,000	1,469,944
Lloyds Bank PLC
7.500%, due 04/02/32[2,5]	800,000	531,025

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,785,000	$1,738,431
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	810,000	918,920
(fixed, converts to FRN on 03/27/30),
8.000%, due 09/27/29[2,7]	200,000	208,432
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[2,7]	190,000	172,864
(fixed, converts to FRN on 03/13/31),
6.082%, due 03/13/32[2]	45,000	46,508
Series G,
(fixed, converts to FRN on 08/01/29),
7.014%, due 02/01/25[2,7]	56,000	55,768
Mitsubishi UFJ Financial Group, Inc.
2.193%, due 02/25/25	200,000	198,332
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[2]	200,000	186,546
(fixed, converts to FRN on 07/10/29),
5.382%, due 07/10/30[2]	200,000	203,379

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Morgan Stanley
3.591%, due 07/22/28[2]		300,000	$290,793
(fixed, converts to FRN on 03/21/29),
3.790%, due 03/21/30[2]	EUR	100,000	110,468
(fixed, converts to FRN on 02/01/28),
5.123%, due 02/01/29[2]		200,000	201,608
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[2]		200,000	203,861
(fixed, converts to FRN on 01/18/34),
5.466%, due 01/18/35[2]		45,000	45,587
(fixed, converts to FRN on 04/19/34),
5.831%, due 04/19/35[2]		70,000	72,752
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]		1,380,000	1,485,215
Morgan Stanley Bank NA
(fixed, converts to FRN on 05/26/27),
5.504%, due 05/26/28[2]		250,000	254,337
1 day USD SOFR + 1.080%,
5.923%, due 01/14/28[2]		250,000	252,047

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
NatWest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35[2]	550,000	$476,981
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[2]	200,000	191,380
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[2]	200,000	209,086
1 day USD SOFR + 1.300%,
6.367%, due 11/15/28[2]	1,220,000	1,229,679
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,370,000	1,402,685
Nordea Bank Abp
1.500%, due 09/30/26[3]	200,000	188,489
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,7]	304,000	280,211
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[2,7]	22,000	21,730
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[2,6,7]	75,000	75,082
(fixed, converts to FRN on 10/20/33),
6.875%, due 10/20/34[2]	85,000	94,464
Royal Bank of Canada
4.950%, due 04/25/25	140,000	140,181

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[2]	1,200,000	$1,131,433
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2,6]	1,140,000	1,143,959
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	1,145,000	1,180,048
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[2]	100,000	103,977
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[2]	400,000	406,444
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[2,5,7]	200,000	198,500
5.375%, due 03/05/29[3]	885,000	899,827
Societe Generale SA
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]	300,000	316,324
Standard Chartered PLC
(fixed, converts to FRN on 07/06/26),
6.187%, due 07/06/27[2,3,6]	100,000	101,749

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
State Street Corp.
(fixed, converts to FRN on 02/06/25),
1.746%, due 02/06/26[2]	115,000	$113,907
(fixed, converts to FRN on 03/30/25),
2.901%, due 03/30/26[2]	80,000	79,289
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	740,000	762,199
Sumitomo Mitsui Financial Group, Inc.
1.902%, due 09/17/28	200,000	179,574
2.632%, due 07/14/26	145,000	140,292
3.010%, due 10/19/26	50,000	48,482
5.316%, due 07/09/29[6]	200,000	204,126
Svenska Handelsbanken AB
5.250%, due 06/15/26[3]	250,000	253,002
Toronto-Dominion Bank
3.766%, due 06/06/25	100,000	99,401
5.532%, due 07/17/26	85,000	86,149

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,720,000	$1,690,693
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[2,7]	15,000	14,560
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[2]	200,000	196,004
(fixed, converts to FRN on 06/08/33),
5.867%, due 06/08/34[2]	170,000	174,812
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	770,000	806,607
Series N,
(fixed, converts to FRN on 09/01/29),
6.669%, due 03/01/25[2,7]	110,000	109,413
Series L,
3 mo. USD Term SOFR + 3.364%,
8.310%, due 12/15/24[2,6,7]	73,000	73,040
U.S. Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[2,6,7]	310,000	290,550
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[2]	200,000	193,583

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27[2]		200,000	$195,015
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]		1,915,000	1,701,546
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[2,7]		60,000	58,109
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[2]		200,000	204,241
(fixed, converts to FRN on 10/23/33),
6.491%, due 10/23/34[2]		130,000	140,469
(fixed, converts to FRN on 09/15/28),
7.625%, due 09/15/28[2,6,7]		50,000	53,740
Wells Fargo Bank NA
5.450%, due 08/07/26		100,000	101,494
5.550%, due 08/01/25		100,000	100,596
Westpac Banking Corp.
5.512%, due 11/17/25		145,000	146,577
			58,969,323
Beverages: 0.1%
Constellation Brands, Inc.
4.800%, due 01/15/29		100,000	99,936
JDE Peet's NV
4.500%, due 01/23/34[5]	EUR	200,000	227,084
			327,020
Biotechnology: 0.1%
Amgen, Inc.
5.750%, due 03/02/63		240,000	240,347

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Biotechnology—(continued)
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	300,000	$251,982
		492,329
Building Materials: 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, due 12/15/30[3]	245,000	249,171

Chemicals: 0.1%
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	200,000	171,294
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3,6]	65,000	61,178
9.750%, due 11/15/28[3]	165,000	175,050
Sociedad Quimica y Minera de Chile SA
5.500%, due 09/10/34[3]	20,000	19,210
		426,732
Commercial services: 0.9%
Ashtead Capital, Inc.
5.500%, due 08/11/32[3]	1,700,000	1,694,840
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[3,6]	805,000	822,405
Block, Inc.
6.500%, due 05/15/32[3]	200,000	203,553
Boost Newco Borrower LLC
7.500%, due 01/15/31[3]	235,000	247,742
CoStar Group, Inc.
2.800%, due 07/15/30[3]	200,000	174,429

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Duke University
Series 2020,
2.682%, due 10/01/44		300,000	$218,012
Emory University
Series 2020,
2.143%, due 09/01/30		200,000	173,660
Equifax, Inc.
4.800%, due 09/15/29		200,000	198,318
HealthEquity, Inc.
4.500%, due 10/01/29[3]		275,000	262,078
Verisure Midholding AB
5.250%, due 02/15/29[5]	EUR	100,000	108,570
			4,103,607
Computers: 0.0%†
Hewlett Packard Enterprise Co.
5.000%, due 10/15/34		65,000	63,076

Construction materials: 0.0%†
Cemex SAB de CV
(fixed, converts to FRN on 06/14/28),
9.125%, due 03/14/28[2,3,7]		45,000	47,939

Diversified financial services: 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26		200,000	198,536
5.100%, due 01/19/29		50,000	50,129
Ally Financial, Inc.
2.200%, due 11/02/28		200,000	177,722
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[2,7]		104,000	84,379
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]		1,285,000	1,335,563

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
American Express Co.
Series D,
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[2,7]	140,000	$132,517
(fixed, converts to FRN on 04/23/26),
5.645%, due 04/23/27[2]	200,000	202,512
(fixed, converts to FRN on 10/30/25),
6.338%, due 10/30/26[2]	200,000	202,794
Aviation Capital Group LLC
5.375%, due 07/15/29[3]	200,000	201,175
6.250%, due 04/15/28[3]	200,000	206,430
Avolon Holdings Funding Ltd.
5.750%, due 03/01/29[3]	200,000	202,584
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[3]	1,805,000	1,906,510
Brightsphere Investment Group, Inc.
4.800%, due 07/27/26	755,000	738,690
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,700,000	1,702,822
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[2,6]	125,000	127,444

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Charles Schwab Corp.
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[2,7]	132,000	$126,680
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[2,7]	256,000	223,032
Series K,
(fixed, converts to FRN on 06/01/27),
5.000%, due 06/01/27[2,6,7]	55,000	53,581
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[2,7]	15,000	14,922
Lazard Group LLC
4.375%, due 03/11/29	100,000	97,635
Lehman Brothers Holdings, Inc.
0.000%, due 01/24/13[8]	4,500,000	3,150
0.000%, due 12/30/13[8]	1,900,000	1,330
0.000%, due 12/30/49[8]	900,000	630
Navient Corp.
5.500%, due 03/15/29	25,000	23,815
Series A,
5.625%, due 01/25/25	100,000	98,824
Nomura Holdings, Inc.
1 day USD SOFR + 1.250%,
6.106%, due 07/02/27[2]	200,000	201,532
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[3]	1,660,000	1,635,208

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
XP, Inc.
6.750%, due 07/02/29[3]	35,000	$35,131
		9,985,277
Electric: 5.8%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	262,000	230,560
AES Corp.
2.450%, due 01/15/31[6]	200,000	168,223
Alexander Funding Trust II
7.467%, due 07/31/28[3]	1,475,000	1,562,279
Algonquin Power & Utilities Corp.
5.365%, due 06/15/26	200,000	201,116
Alliant Energy Finance LLC
5.950%, due 03/30/29[3]	100,000	103,491
Alpha Generation LLC
6.750%, due 10/15/32[3]	150,000	152,107
Ameren Corp.
5.000%, due 01/15/29	200,000	201,015
American Electric Power Co., Inc.
5.950%, due 11/01/32	195,000	205,103
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[2]	135,000	139,738
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31	200,000	174,451
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[3]	1,495,000	1,425,625

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
AusNet Services Holdings Pty. Ltd.
(fixed, converts to FRN on 09/11/26),
1.625%, due 03/11/81[2,5]	EUR	100,000	$104,315
Avangrid, Inc.
3.800%, due 06/01/29		200,000	190,988
Black Hills Corp.
2.500%, due 06/15/30		200,000	174,494
Calpine Corp.
3.750%, due 03/01/31[3]		55,000	49,563
4.625%, due 02/01/29[3]		318,000	301,541
5.000%, due 02/01/31[3]		319,000	301,053
5.125%, due 03/15/28[3]		35,000	34,207
CenterPoint Energy Houston Electric LLC
5.200%, due 10/01/28[6]		200,000	203,781
CenterPoint Energy, Inc.
(fixed, converts to FRN on 05/15/30),
6.700%, due 05/15/55[2]		80,000	79,819
Constellation Energy Generation LLC
6.125%, due 01/15/34		200,000	213,429
6.500%, due 10/01/53		50,000	55,014

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31	200,000	$168,404
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[2,7]	60,000	58,254
5.375%, due 11/15/32	270,000	274,567
Series B,
(fixed, converts to FRN on 06/01/34),
7.000%, due 06/01/54[2]	155,000	164,920
DTE Energy Co.
5.100%, due 03/01/29	300,000	302,346
Duke Energy Corp.
(fixed, converts to FRN on 09/01/34),
6.450%, due 09/01/54[2]	70,000	71,146
Duke Energy Florida LLC
5.950%, due 11/15/52	1,175,000	1,240,561
Duke Energy Progress LLC
2.000%, due 08/15/31	1,200,000	1,005,934
Edison International
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[2,7]	235,000	228,724
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,7]	1,810,000	1,791,978
5.450%, due 06/15/29	200,000	203,374

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Electricite de France SA
(fixed, converts to FRN on 09/17/35),
7.375%, due 06/17/35[2,5,7]	GBP	100,000	$131,846
(fixed, converts to FRN on 12/06/28),
7.500%, due 09/06/28[2,5,7]	EUR	200,000	238,478
Elia Group SA
(fixed, converts to FRN on 06/15/28),
5.850%, due 03/15/28[2,5,7]		100,000	114,241
Enel Finance America LLC
7.100%, due 10/14/27[3]		500,000	529,919
EPH Financing International AS
6.651%, due 11/13/28[5]	EUR	200,000	233,318
Eversource Energy
5.950%, due 02/01/29		100,000	103,846
Exelon Corp.
2.750%, due 03/15/27		200,000	191,423
5.150%, due 03/15/29		200,000	202,732
Georgia Power Co.
5.004%, due 02/23/27		200,000	202,208
1 day USD SOFR Index + 0.750%,
5.857%, due 05/08/25[2]		200,000	200,600
IPALCO Enterprises, Inc.
4.250%, due 05/01/30		200,000	189,153
Lightning Power LLC
7.250%, due 08/15/32[3]		95,000	98,832
MidAmerican Energy Co.
3.650%, due 04/15/29		1,400,000	1,342,943

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Monongahela Power Co.
3.550%, due 05/15/27[3,6]		1,800,000	$1,744,664
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28		100,000	100,681
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3,6]		1,400,000	1,148,042
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27		300,000	292,531
5.749%, due 09/01/25		165,000	166,182
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]		300,000	291,391
NRG Energy, Inc.
3.625%, due 02/15/31[3]		60,000	53,121
3.875%, due 02/15/32[3]		3,000	2,664
5.250%, due 06/15/29[3]		60,000	58,632
6.000%, due 02/01/33[3]		25,000	24,862
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,7]		320,000	353,151
Orsted AS
(fixed, converts to FRN on 12/08/28),
5.250%, due 09/08/28[2,5]	EUR	200,000	224,392

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Pacific Gas & Electric Co.
3.150%, due 01/01/26	100,000	$97,802
4.300%, due 03/15/45	425,000	343,873
4.950%, due 07/01/50	52,830	46,330
5.550%, due 05/15/29	200,000	203,806
6.400%, due 06/15/33	200,000	212,842
6.950%, due 03/15/34	100,000	110,895
PacifiCorp
2.700%, due 09/15/30	100,000	88,403
5.100%, due 02/15/29	200,000	202,440
Pinnacle West Capital Corp.
1 day USD SOFR + 0.820%,
5.750%, due 06/10/26[2]	200,000	200,752
Sempra
(fixed, converts to FRN on 10/01/34),
6.400%, due 10/01/54[2]	70,000	69,754
Southern California Edison Co.
5.150%, due 06/01/29	200,000	203,070
5.850%, due 11/01/27	100,000	103,366
5.950%, due 11/01/32	775,000	820,058
Southern Co.
Series A,
3.700%, due 04/30/30	200,000	188,578
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51[2]	435,000	425,828
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28	200,000	195,107

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
SSE PLC
(fixed, converts to FRN on 04/21/28),
4.000%, due 01/21/28[2,5,7]	EUR	100,000	$108,912
Vattenfall AB
(fixed, converts to FRN on 08/17/28),
6.875%, due 08/17/83[2,5]	GBP	100,000	132,381
Vistra Operations Co. LLC
4.375%, due 05/01/29[3]		30,000	28,557
5.000%, due 07/31/27[3]		640,000	631,581
5.500%, due 09/01/26[3]		10,000	9,970
6.875%, due 04/15/32[3]		550,000	568,730
WEC Energy Group, Inc.
1.800%, due 10/15/30		200,000	168,593
			25,183,600
Electronics: 0.1%
Arrow Electronics, Inc.
5.150%, due 08/21/29		200,000	199,083
Honeywell International, Inc.
4.125%, due 11/02/34	EUR	200,000	228,389
TD SYNNEX Corp.
6.100%, due 04/12/34		100,000	103,386
			530,858
Energy-Alternate Sources: 0.3%
FS Luxembourg SARL
8.875%, due 02/12/31[3]		40,000	40,823
NextEra Energy Partners LP
2.500%, due 06/15/26[3,6]		1,540,000	1,439,384
			1,480,207

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Engineering & construction: 0.1%
Abertis Infraestructuras Finance BV
(fixed, converts to FRN on 02/24/26),
3.248%, due 11/24/25[2,5,7]	EUR	100,000	$107,785
Sydney Airport Finance Co. Pty. Ltd.
3.375%, due 04/30/25[3]		300,000	297,355
			405,140
Entertainment: 0.4%
Banijay Entertainment SAS
7.000%, due 05/01/29[5]	EUR	100,000	113,942
Churchill Downs, Inc.
6.750%, due 05/01/31[3]		225,000	229,066
Cirsa Finance International SARL
7.875%, due 07/31/28[5]	EUR	200,000	230,603
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]		225,000	212,409
Warnermedia Holdings, Inc.
4.054%, due 03/15/29[6]		300,000	280,263
5.050%, due 03/15/42		635,000	506,756
			1,573,039
Environmental control: 0.0%†
Ambipar Lux SARL
9.875%, due 02/06/31[3]		20,000	20,469

Food: 0.2%
Bellis Acquisition Co. PLC
8.125%, due 05/14/30[5]	GBP	100,000	127,413
Campbell Soup Co.
5.400%, due 03/21/34[6]		120,000	121,367

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, due 12/01/52		45,000	$46,272
Kroger Co.
5.400%, due 01/15/49		115,000	111,580
Minerva Luxembourg SA
8.875%, due 09/13/33[3]		45,000	47,025
Post Holdings, Inc.
6.250%, due 02/15/32[3]		75,000	75,833
Sysco Corp.
6.600%, due 04/01/50		184,000	206,705
			736,195
Forest products & paper: 0.0%†
Celulosa Arauco y Constitucion SA
4.200%, due 01/29/30[3,6]		25,000	23,234

Gas: 0.5%
APA Infrastructure Ltd.
(fixed, converts to FRN on 02/09/29),
7.125%, due 11/09/83[2,5]	EUR	100,000	118,750
National Fuel Gas Co.
2.950%, due 03/01/31		300,000	260,277
NiSource, Inc.
3.600%, due 05/01/30		200,000	187,150
Southern California Gas Co.
2.950%, due 04/15/27		100,000	96,237
5.050%, due 09/01/34		1,100,000	1,097,214
Southwest Gas Corp.
4.050%, due 03/15/32		200,000	185,766
			1,945,394

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Healthcare-products: 0.1%
Medline Borrower LP
3.875%, due 04/01/29[3]	395,000	$369,511
Zimmer Biomet Holdings, Inc.
5.350%, due 12/01/28	200,000	203,947
		573,458
Healthcare-services: 0.5%
Centene Corp.
2.625%, due 08/01/31	300,000	249,635
CommonSpirit Health
6.073%, due 11/01/27	1,290,000	1,335,046
HCA, Inc.
3.125%, due 03/15/27	200,000	192,362
4.125%, due 06/15/29	49,000	47,191
5.450%, due 04/01/31	60,000	60,670
5.500%, due 06/01/33	95,000	95,420
Icon Investments Six DAC
5.809%, due 05/08/27	200,000	203,977
		2,184,301
Holding companies-divers: 0.0%†
Benteler International AG
10.500%, due 05/15/28[3]	90,000	93,041

Insurance: 7.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	50,000	47,421
6.750%, due 04/15/28[3]	435,000	437,049
7.000%, due 01/15/31[3]	215,000	216,448
American National Group, Inc.
5.750%, due 10/01/29	600,000	601,516

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Aon North America, Inc.
5.450%, due 03/01/34	90,000	$91,365
Athene Global Funding
4.721%, due 10/08/29[3]	870,000	854,168
5.583%, due 01/09/29[3]	200,000	202,870
5.684%, due 02/23/26[3]	200,000	201,584
1 day USD SOFR Index + 1.030%,
6.037%, due 08/27/26[2,3]	100,000	100,139
Athene Holding Ltd.
6.650%, due 02/01/33	1,555,000	1,673,168
Corebridge Financial, Inc.
5.750%, due 01/15/34	95,000	97,253
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,690,000	1,729,821
Corebridge Global Funding
5.750%, due 07/02/26[3]	100,000	101,724
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	2,165,000	2,029,681
(fixed, converts to FRN on 09/01/25),
5.750%, due 09/01/40[2,6]	130,000	127,785
Enstar Group Ltd.
4.950%, due 06/01/29	1,850,000	1,825,857
Equitable Holdings, Inc.
4.350%, due 04/20/28	300,000	294,228
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,715,000	2,822,514

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
F&G Global Funding
5.875%, due 06/10/27[3]	100,000	$101,533
Fidelity National Financial, Inc.
3.400%, due 06/15/30	200,000	181,363
Global Atlantic Fin Co.
7.950%, due 06/15/33[3]	1,360,000	1,518,486
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[2,3]	600,000	622,556
HUB International Ltd.
7.250%, due 06/15/30[3]	520,000	537,380
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	103,802
MassMutual Global Funding II
1 day USD SOFR + 0.980%,
5.824%, due 07/10/26[2,3]	200,000	201,966
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	1,120,000	1,094,803
5.000%, due 01/06/26[3]	150,000	150,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[2,3]	1,000,000	1,024,230
Mutual of Omaha Cos Global Funding
5.350%, due 04/09/27[3]	250,000	253,180
New York Life Global Funding
0.850%, due 01/15/26[3]	125,000	119,540

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Northwestern Mutual Global Funding
0.800%, due 01/14/26[3]	53,000	$50,680
4.350%, due 09/15/27[3]	985,000	980,802
Pacific Life Global Funding II
5.500%, due 07/18/28[3]	100,000	102,264
Panther Escrow Issuer LLC
7.125%, due 06/01/31[3]	130,000	133,104
Principal Life Global Funding II
1.500%, due 11/17/26[3]	145,000	136,532
Protective Life Global Funding
5.215%, due 06/12/29[3]	200,000	203,854
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[2]	70,000	67,645
(fixed, converts to FRN on 03/15/34),
6.500%, due 03/15/54[2]	50,000	52,155
Reinsurance Group of America, Inc.
6.000%, due 09/15/33	1,445,000	1,507,688
RenaissanceRe Holdings Ltd.
5.750%, due 06/05/33	2,105,000	2,136,801
RGA Global Funding
6.000%, due 11/21/28[3]	200,000	207,605
SiriusPoint Ltd.
7.000%, due 04/05/29	1,025,000	1,052,868
Stewart Information Services Corp.
3.600%, due 11/15/31	2,000,000	1,725,407

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]	3,400,000	$3,383,238
		31,104,704
Internet: 0.1%
Expedia Group, Inc.
3.800%, due 02/15/28	100,000	96,800
6.250%, due 05/01/25[3]	196,000	196,306
Uber Technologies, Inc.
5.350%, due 09/15/54	180,000	171,662
		464,768
Investment companies: 2.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, due 10/02/31[3]	200,000	193,438
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[6]	1,325,000	1,332,219
Blackstone Private Credit Fund
7.300%, due 11/27/28[3]	1,975,000	2,072,991
Blue Owl Capital Corp.
2.875%, due 06/11/28	1,100,000	993,559
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	950,000	989,623
FS KKR Capital Corp.
7.875%, due 01/15/29	2,390,000	2,538,722
Golub Capital BDC, Inc.
7.050%, due 12/05/28	200,000	207,956

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Investment companies—(continued)
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34[3]		1,400,000	$1,393,610
Oaktree Strategic Credit Fund
6.500%, due 07/23/29[6]		1,365,000	1,360,722
			11,082,840
Iron & steel: 0.1%
CSN Inova Ventures
6.750%, due 01/28/28[3,6]		145,000	138,611
Metinvest BV
7.650%, due 10/01/27[3]		25,000	16,750
7.750%, due 10/17/29[3]		110,000	69,850
Vale Overseas Ltd.
6.400%, due 06/28/54		20,000	20,069
			245,280
Lodging: 0.2%
Las Vegas Sands Corp.
6.000%, due 08/15/29		200,000	204,024
6.200%, due 08/15/34		55,000	56,059
Marriott International, Inc.
5.550%, due 10/15/28		200,000	205,791
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]		105,000	101,817
Wynn Macau Ltd.
5.500%, due 01/15/26[3]		75,000	74,130
			641,821
Machinery-diversified: 0.1%
Ingersoll Rand, Inc.
5.700%, due 08/14/33		25,000	25,977
TK Elevator Midco GmbH
4.375%, due 07/15/27[5]	EUR	200,000	216,053
			242,030

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media: 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]		190,000	$169,696
4.750%, due 03/01/30[3]		65,000	59,129
4.750%, due 02/01/32[3]		120,000	103,746
7.375%, due 03/01/31[3]		1,300,000	1,322,037
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		200,000	175,664
3.500%, due 06/01/41		200,000	136,898
3.900%, due 06/01/52		100,000	64,292
4.800%, due 03/01/50		565,000	423,908
Fox Corp.
5.576%, due 01/25/49[6]		310,000	294,271
6.500%, due 10/13/33		170,000	181,017
			2,930,658
Mining: 0.0%†
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]		125,000	112,109

Office & business equipment: 0.0%†
Zebra Technologies Corp.
6.500%, due 06/01/32[3]		55,000	56,271

Oil & gas: 0.6%
3R Lux SARL
9.750%, due 02/05/31[3]		40,000	41,350
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/26),
3.250%, due 03/22/26[2,5,7]	EUR	200,000	215,821

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Continental Resources, Inc.
5.750%, due 01/15/31[3]	200,000	$200,223
Crescent Energy Finance LLC
7.375%, due 01/15/33[3]	20,000	19,399
Devon Energy Corp.
5.750%, due 09/15/54	135,000	125,632
Diamondback Energy, Inc.
5.750%, due 04/18/54	65,000	63,136
6.250%, due 03/15/53	85,000	87,834
Ecopetrol SA
4.625%, due 11/02/31	50,000	41,200
5.875%, due 05/28/45	65,000	45,662
FORESEA Holding SA
7.500%, due 06/15/30[5]	20,272	19,359
Geopark Ltd.
5.500%, due 01/17/27[3]	70,000	65,953
Gran Tierra Energy, Inc.
9.500%, due 10/15/29[3]	45,000	41,400
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	65,000	57,174
6.375%, due 10/24/48[3]	50,000	47,390
Medco Bell Pte. Ltd.
6.375%, due 01/30/27[3]	55,000	54,759
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	42,486
Petrobras Global Finance BV
6.000%, due 01/13/35	20,000	19,374
6.500%, due 07/03/33	40,000	40,704

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Petroleos Mexicanos
6.350%, due 02/12/48		85,000	$58,055
6.750%, due 09/21/47		55,000	39,240
Pioneer Natural Resources Co.
5.100%, due 03/29/26		100,000	100,750
Raizen Fuels Finance SA
6.950%, due 03/05/54[3]		30,000	30,469
Saudi Arabian Oil Co.
5.750%, due 07/17/54[3]		30,000	28,865
SierraCol Energy Andina LLC
6.000%, due 06/15/28[3]		30,000	27,214
Sunoco LP
7.000%, due 05/01/29[3]		1,185,000	1,222,421
			2,735,870
Packaging & containers: 0.1%
Mauser Packaging Solutions Holding Co.
7.875%, due 04/15/27[3]		280,000	287,700
WRKCo, Inc.
4.650%, due 03/15/26		200,000	199,128
4.900%, due 03/15/29		100,000	99,694
			586,522
Pharmaceuticals: 0.7%
Bayer AG
(fixed, converts to FRN on 09/25/30),
5.375%, due 03/25/82[2,5]	EUR	100,000	107,875
Bayer U.S. Finance LLC
6.125%, due 11/21/26[3]		400,000	408,738
Cigna Group
4.375%, due 10/15/28		200,000	196,429

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
CVS Pass-Through Trust
Series 2013,
4.704%, due 01/10/36[3]		2,288,544	$2,105,297
Pfizer Investment Enterprises Pte. Ltd.
4.750%, due 05/19/33		200,000	197,040
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	EUR	200,000	215,947
			3,231,326
Pipelines: 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]		90,000	87,656
6.625%, due 02/01/32[3]		315,000	318,499
Cheniere Energy Partners LP
3.250%, due 01/31/32		200,000	174,036
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3]		110,000	104,676
7.500%, due 12/15/33[3]		355,000	375,597
Eastern Energy Gas Holdings LLC
5.650%, due 10/15/54		40,000	39,086
Enbridge, Inc.
5.300%, due 04/05/29		200,000	202,930
Series NC5,
(fixed, converts to FRN on 01/15/29),
8.250%, due 01/15/84[2]		100,000	105,633

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Energy Transfer LP
5.250%, due 04/15/29	200,000	$201,769
5.250%, due 07/01/29	200,000	201,986
5.950%, due 05/15/54	150,000	147,750
6.100%, due 12/01/28	200,000	208,550
EnLink Midstream LLC
5.375%, due 06/01/29	200,000	201,612
Greensaif Pipelines Bidco SARL
5.853%, due 02/23/36[3]	200,000	200,314
Kinder Morgan, Inc.
5.550%, due 06/01/45	100,000	94,676
7.750%, due 01/15/32	200,000	229,128
MPLX LP
4.700%, due 04/15/48	378,000	316,792
5.000%, due 03/01/33	200,000	194,574
ONEOK, Inc.
5.050%, due 11/01/34	300,000	291,084
5.650%, due 11/01/28	200,000	205,378
5.850%, due 01/15/26	200,000	202,033
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[3]	100,000	92,204
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	25,000	25,944
8.375%, due 06/01/31[3]	25,000	25,967
9.500%, due 02/01/29[3]	25,000	27,633
9.875%, due 02/01/32[3]	25,000	27,288
Western Midstream Operating LP
6.350%, due 01/15/29	200,000	208,061

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
Williams Cos., Inc.
4.800%, due 11/15/29		200,000	$198,860
			4,709,716
Private Equity : 0.0%†
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]		200,000	187,482

Real estate: 0.1%
CBRE Services, Inc.
5.500%, due 04/01/29		200,000	205,290
CPI Property Group SA
(fixed, converts to FRN on 10/16/25),
4.875%, due 07/16/25[2,5,7]	EUR	100,000	97,898
Heimstaden Bostad AB
(fixed, converts to FRN on 01/29/28),
3.000%, due 10/29/27[2,5,7]		100,000	95,180
Newmark Group, Inc.
7.500%, due 01/12/29		200,000	211,745
			610,113
Real estate investment trusts: 2.2%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[3]		2,395,000	2,344,573
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3]		1,900,000	1,834,459
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, due 02/01/30[3]		65,000	66,585

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27		60,000	$58,732
6.500%, due 04/01/32[3]		230,000	232,729
7.250%, due 07/15/28[3]		35,000	36,303
SBA Tower Trust
6.599%, due 01/15/28[3]		3,100,000	3,167,527
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[3]		1,715,000	1,659,119
			9,400,027
Retail: 0.3%
Ceconomy AG
6.250%, due 07/15/29[5]	EUR	100,000	111,224
Cougar JV Subsidiary LLC
8.000%, due 05/15/32[3]		65,000	67,952
Eroski S Coop
10.625%, due 04/30/29[5]	EUR	100,000	117,137
Macy's Retail Holdings LLC
5.875%, due 03/15/30[3,6]		1,127,000	1,089,979
McDonald's Corp.
3.625%, due 09/01/49		130,000	97,007
			1,483,299
Savings & loans: 0.1%
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3,6]		200,000	190,956
(fixed, converts to FRN on 10/18/26),
6.557%, due 10/18/27[2,3]		250,000	257,588
			448,544

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Semiconductors: 0.9%
ams-OSRAM AG
12.250%, due 03/30/29[3,6]	1,800,000	$1,868,816
Broadcom, Inc.
3.137%, due 11/15/35[3]	847,000	695,945
4.926%, due 05/15/37[3]	268,000	257,003
5.050%, due 07/12/29	200,000	201,706
Foundry JV Holdco LLC
6.250%, due 01/25/35[3]	200,000	204,538
Intel Corp.
3.250%, due 11/15/49	25,000	15,963
4.750%, due 03/25/50	50,000	40,916
4.900%, due 08/05/52	40,000	33,210
5.600%, due 02/21/54	85,000	78,619
5.700%, due 02/10/53	30,000	28,037
Marvell Technology, Inc.
5.950%, due 09/15/33	185,000	193,637
Micron Technology, Inc.
4.975%, due 02/06/26	200,000	200,616
		3,819,006
Shipbuilding: 0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28	200,000	180,542

Software: 0.3%
Fiserv, Inc.
5.450%, due 03/15/34	200,000	202,994

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Oracle Corp.
2.875%, due 03/25/31		200,000	$177,112
3.850%, due 04/01/60		200,000	141,849
3.950%, due 03/25/51		215,000	163,916
4.200%, due 09/27/29		200,000	194,827
4.650%, due 05/06/30		100,000	99,328
UKG, Inc.
6.875%, due 02/01/31[3]		255,000	261,250
			1,241,276
Telecommunications: 1.1%
Altice France SA
5.875%, due 02/01/27[3]	EUR	200,000	175,194
AT&T, Inc.
3.500%, due 09/15/53		490,000	341,493
British Telecommunications PLC
(fixed, converts to FRN on 12/20/28),
8.375%, due 12/20/83[2,5]	GBP	230,000	318,757
C&W Senior Finance Ltd.
6.875%, due 09/15/27[3]		45,000	44,606
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[3]		1,350,000	1,282,295
Crown Castle Towers LLC
4.241%, due 07/15/28[3]		81,000	78,344
Iliad Holding SASU
5.625%, due 10/15/28[5]	EUR	200,000	221,196
Lorca Telecom Bondco SA
4.000%, due 09/18/27[5]		200,000	217,240

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Motorola Solutions, Inc.
2.300%, due 11/15/30		200,000	$172,005
Optics Bidco SpA
7.875%, due 07/31/28[5]	EUR	200,000	245,641
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]		110,000	114,194
Rogers Communications, Inc.
3.800%, due 03/15/32		114,000	103,912
T-Mobile USA, Inc.
2.050%, due 02/15/28		100,000	91,886
2.550%, due 02/15/31		200,000	173,920
3.400%, due 10/15/52		370,000	257,157
4.500%, due 04/15/50		205,000	174,072
Verizon Communications, Inc.
2.987%, due 10/30/56		210,000	129,918
5.500%, due 02/23/54		55,000	54,712
Vodafone Group PLC
4.875%, due 06/19/49		275,000	242,732
5.750%, due 06/28/54		70,000	69,391
(fixed, converts to FRN on 08/30/29),
6.500%, due 08/30/84[2,5,6]	EUR	100,000	118,619
			4,627,284
Transportation: 0.0%†
MV24 Capital BV
6.748%, due 06/01/34[3]		31,532	30,672

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Water: 0.0%†
Veolia Environnement SA
(fixed, converts to FRN on 02/22/29),
5.993%, due 11/22/28[2,5,7]	EUR	100,000	$116,021
Total corporate bonds (cost—$199,231,769)			197,641,322

Loan assignments—8.1%
Aerospace & defense: 0.3%
Propulsion BC Finco SARL
3 mo. USD Term SOFR + 3.250%,
7.867%, due 09/14/29[2]		1,126,402	1,129,454

Agriculture: 0.2%
A-AG U.S. GSI Bidco, Inc.
0.000%, due 10/08/31[2,9]		675,000	673,313

Airlines: 0.3%
United Airlines, Inc.
3 mo. USD Term SOFR + 2.750%,
7.385%, due 02/22/31[2]		1,517,375	1,518,452

Chemicals: 0.3%
INEOS Enterprises Holdings U.S. Finco LLC
3 mo. USD Term SOFR + 3.750%,
8.907%, due 07/08/30[2]		1,329,950	1,331,612

Commercial services: 0.8%
Priority Holdings LLC
3 mo. USD Term SOFR + 4.750%,
9.807%, due 05/16/31[2]		1,366,575	1,361,874
System One Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.504%, due 03/02/28[2]		2,224,906	2,227,687
			3,589,561

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Diversified financial services: 0.4%
LendingTree, Inc.
1 mo. USD Term SOFR + 4.000%,
8.799%, due 09/15/28[2]	1,586,595	$1,579,154

Electric: 0.5%
Eastern Power LLC
1 mo. USD Term SOFR + 5.250%,
9.935%, due 04/03/28[2]	1,987,167	1,987,426
Lightstone Holdco LLC
2022 Extended Term Loan B,
3 mo. USD Term SOFR + 5.750%,
10.335%, due 01/29/27[2]	87,898	88,808
2022 Extended Term Loan C,
3 mo. USD Term SOFR + 5.750%,
10.335%, due 01/29/27[2]	4,971	5,023
		2,081,257
Environmental control: 0.2%
Tidal Waste & Recycling Holdings LLC
0.000%, due 10/03/31[2,9]	798,000	798,000

Health care products: 0.5%
Medline Borrower LP
1 mo. USD Term SOFR + 2.750%,
7.435%, due 10/23/28[2]	1,455,041	1,456,016
Sotera Health Holdings LLC
3 mo. USD Term SOFR + 3.250%,
7.835%, due 05/30/31[2]	800,000	800,504
		2,256,520

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Healthcare-services: 0.6%
IQVIA, Inc.
3 mo. USD Term SOFR + 2.000%,
6.604%, due 01/02/31[2]	1,230,700	$1,233,395
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 4.250%,
9.569%, due 09/01/28[2]	1,665,657	1,246,694
		2,480,089
Home Furnishings: 0.6%
Whirlpool Corp.
1 mo. USD Term SOFR + 1.125%,
5.910%, due 09/23/25[2,10,11]	2,400,000	2,397,000

Investment companies: 0.3%
MIP V Waste Holdings LLC
1 mo. USD Term SOFR + 3.000%,
7.685%, due 12/08/28[2]	1,434,275	1,434,877

Media: 0.3%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
7.286%, due 08/16/31[2]	1,380,000	1,385,175

Pharmaceuticals: 0.3%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
6.935%, due 05/05/28[2]	1,524,972	1,524,835

Pipelines: 1.5%
AL NGPL Holdings LLC
3 mo. USD Term SOFR + 2.500%,
7.090%, due 04/17/28[2]	1,426,426	1,427,610

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Pipelines—(continued)
BCP Renaissance Parent LLC
3 mo. USD Term SOFR + 3.250%,
7.854%, due 10/31/28[2]	1,326,706	$1,326,707
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 3.500%,
8.363%, due 09/12/31[2,9]	2,050,000	2,043,604
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
7.185%, due 02/22/30[2]	1,523,840	1,523,291
		6,321,212
Real estate investment trusts: 0.2%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 2.750%,
7.435%, due 11/18/27[2]	1,002,150	1,004,655

Software: 0.3%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
7.854%, due 07/06/29[2]	1,488,750	1,476,319
Polaris Newco LLC
USD Term Loan B,
3 mo. USD Term SOFR + 4.000%,
8.847%, due 06/02/28[2]	9,798	9,724
		1,486,043
Telecommunications: 0.5%
Connect Finco SARL
1 mo. USD Term SOFR + 3.500%,
8.185%, due 12/11/26[2]	382,965	380,365

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Telecommunications—(continued)
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
6.935%, due 09/20/30[2]	1,385,680	$1,368,193
Lumen Technologies, Inc.
1 mo. USD Term SOFR + 6.000%,
10.685%, due 06/01/28[2]	416,342	409,726
		2,158,284
Total loan assignments (cost—$35,323,621)		35,149,493

Mortgage-backed securities—10.8%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B,
4.092%, due 08/10/35[2,3]	124,000	121,169
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
5.706%, due 09/25/35[2]	27,022	23,431
BAMLL Trust,
Series 2024-BHP, Class B,
1 mo. USD Term SOFR + 2.900%,
7.704%, due 08/15/39[2,3]	136,000	136,447
Banc of America Funding Trust,
Series 2005-D, Class A1,
5.599%, due 05/25/35[2]	130,869	120,179
Bank,
Series 2021-BN38, Class C,
3.218%, due 12/15/64[2]	51,000	39,829

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2019-BN17, Class C,
4.507%, due 04/15/52[2]	72,000	$65,100
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[2]	64	61
Bank5,
Series 2024-5YR5, Class B,
6.539%, due 02/15/29[2]	37,000	37,839
Series 2023-5YR3, Class C,
7.315%, due 09/15/56[2]	43,000	44,773
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
1.150%, due 09/15/55[2]	1,298,067	93,882
BCP Trust,
Series 2021-330N, Class A,
1 mo. USD Term SOFR + 0.913%,
5.718%, due 06/15/38[2,3]	500,000	463,054
Bear Stearns ALT-A Trust,
Series 2006-1, Class 21A2,
4.684%, due 02/25/36[2]	244,745	166,184
Series 2004-9, Class 2A1,
4.961%, due 09/25/34[2]	45,045	39,723
Series 2005-7, Class 22A1,
5.239%, due 09/25/35[2]	237,826	139,908
Bear Stearns ARM Trust,
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[2]	37,638	32,277

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2004-6, Class 2A1,
4.136%, due 09/25/34[2]	156,848	$141,835
Series 2004-3, Class 1A2,
5.259%, due 07/25/34[2]	35,082	32,714
Series 2003-5, Class 2A1,
5.371%, due 08/25/33[2]	35,313	32,459
Series 2003-1, Class 6A1,
6.500%, due 04/25/33[2]	2,963	2,953
Benchmark Mortgage Trust,
Series 2020-B19, Class AS,
2.148%, due 09/15/53	53,000	42,193
Series 2020-B19, Class B,
2.351%, due 09/15/53	47,000	34,909
Series 2020-B17, Class C,
3.371%, due 03/15/53[2]	90,000	66,163
Series 2020-IG2, Class UBRC,
3.509%, due 09/15/48[2,3]	100,000	94,375
Series 2020-B16, Class C,
3.653%, due 02/15/53[2]	59,000	46,067
Series 2023-B40, Class C,
7.406%, due 12/15/56[2]	41,000	43,454
BPR Trust,
Series 2022-OANA, Class D,
1 mo. USD Term SOFR + 3.695%,
8.499%, due 04/15/37[2,3]	156,979	157,371

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D,
1 mo. USD Term SOFR + 1.764%,
6.568%, due 09/15/36[2,3]	228,071	$226,218
Series 2024-KING, Class C,
1 mo. USD Term SOFR + 1.940%,
6.744%, due 05/15/34[2,3]	105,000	104,770
Series 2024-MF, Class C,
1 mo. USD Term SOFR + 1.941%,
6.745%, due 02/15/39[2,3]	143,444	142,861
Series 2024-KING, Class D,
1 mo. USD Term SOFR + 2.490%,
7.294%, due 05/15/34[2,3]	120,000	119,700
Series 2024-XL5, Class D,
1 mo. USD Term SOFR + 2.690%,
7.494%, due 03/15/41[2,3]	150,705	150,657
Series 2023-XL3, Class D,
1 mo. USD Term SOFR + 3.589%,
8.393%, due 12/09/40[2,3]	77,459	77,508
BX Trust,
Series 2019-OC11, Class D,
3.944%, due 12/09/41[2,3]	100,000	90,598
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,570,259
Series 2024-BIO, Class C,
1 mo. USD Term SOFR + 2.640%,
7.444%, due 02/15/41[2,3]	100,000	98,469

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-GPA, Class B,
1 mo. USD Term SOFR + 2.664%,
7.450%, due 08/15/41[2,3]	1,315,167	$1,315,167
Series 2024-VLT4, Class E,
1 mo. USD Term SOFR + 2.889%,
7.693%, due 07/15/29[2,3]	136,000	136,214
Series 2022-GPA, Class C,
1 mo. USD Term SOFR + 3.213%,
7.999%, due 08/15/42[2,3]	1,256,279	1,256,279
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D,
1 mo. USD Term SOFR + 2.047%,
6.851%, due 12/15/37[2,3]	127,000	126,841
Series 2019-LIFE, Class F,
1 mo. USD Term SOFR + 2.847%,
7.651%, due 12/15/37[2,3]	100,000	99,097
Chase Home Lending Mortgage Trust,
Series 2024-2, Class A6A,
6.000%, due 02/25/55[2,3]	114,976	114,876
Series 2024-3, Class A6,
6.000%, due 02/25/55[2,3]	179,806	179,542
Series 2024-4, Class A6,
6.000%, due 03/25/55[2,3]	184,788	184,689
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	718,063	513,031

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2007-S6, Class 2A1,
5.500%, due 12/25/49	469,807	$178,645
CHL Mortgage Pass-Through Trust,
Series 2005-HYB9, Class 5A1,
1 yr. USD Term SOFR + 2.465%,
6.248%, due 02/20/36[2]	82,322	74,648
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.135%, due 02/10/48[2]	914,844	216
Series 2017-P8, Class C,
4.255%, due 09/15/50[2]	68,000	59,470
Series 2023-SMRT, Class C,
5.852%, due 10/12/40[2,3]	100,000	99,599
Series 2023-PRM3, Class C,
6.360%, due 07/10/28[2,3]	100,000	101,108
Series 2023-PRM3, Class B,
6.360%, due 07/10/28[2,3]	1,120,000	1,141,541
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3,
1 yr. CMT + 1.800%,
6.830%, due 09/25/35[2]	347	338
Series 2005-4, Class A,
6.851%, due 08/25/35[2]	46,897	46,283

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2005-6, Class A2,
1 yr. CMT + 2.150%,
6.938%, due 09/25/35[2]	4,348	$4,227
Series 2005-11, Class A1A,
1 yr. CMT + 2.400%,
7.410%, due 05/25/35[2]	18,658	18,369
COMM Mortgage Trust,
Series 2014-UBS3, Class XA,
0.646%, due 06/10/47[2]	204,319	2
Series 2024-277P, Class B,
6.999%, due 08/10/44[2,3]	134,000	138,329
CONE Trust,
Series 2024-DFW1, Class A,
1 mo. USD Term SOFR + 1.642%,
6.446%, due 08/15/41[2,3]	54,000	54,000
Series 2024-DFW1, Class D,
1 mo. USD Term SOFR + 3.040%,
7.844%, due 08/15/41[2,3]	57,000	57,000
Countrywide Alternative Loan Trust,
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,146,303	628,613
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	289,582	148,330
Series 2005-62, Class 2A1,
1 yr. USD MTA + 1.000%,
6.061%, due 12/25/35[2]	71,063	59,594

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	$8,927
CRSO Trust
7.658%, due 07/10/28[2]	1,130,000	1,168,968
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[3]	860,000	887,760
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD Term SOFR + 0.634%,
5.394%, due 08/19/45[2]	98,753	82,595
EFMT,
Series 2024-INV2, Class A3,
5.441%, due 10/25/69[2,3]	99,591	98,413
Series 2024-INV2, Class M1,
5.726%, due 10/25/69[2,3]	100,000	97,946
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A,
3.555%, due 09/10/35[2,3]	155,000	150,756
ELM Trust,
Series 2024-ELM, Class D10,
6.626%, due 06/10/39[2,3]	100,000	101,023
Series 2024-ELM, Class D15,
6.674%, due 06/10/39[2,3]	100,000	101,140
Fashion Show Mall LLC,
Series 2024-SHOW, Class C,
6.276%, due 10/10/41[2,3]	100,000	97,539

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Federal Home Loan Mortgage Corp. Multiclass Certificates,
Series 2020-RR04, Class X,
2.126%, due 02/27/29[2]	3,460,000	$230,831
Federal Home Loan Mortgage Corp. REMICS,
Series 2764, Class LZ,
4.500%, due 03/15/34	182,454	180,643
Series 2921, Class PG,
5.000%, due 01/15/35	404,319	398,866
Series 2764, Class ZG,
5.500%, due 03/15/34	132,096	135,310
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
5.624%, due 01/15/32[2]	3,586	3,586
Series 2983, Class TZ,
6.000%, due 05/15/35	436,234	453,560
Series 3149, Class CZ,
6.000%, due 05/15/36	528,448	551,220
Series 5474, Class FB,
30 day USD SOFR Average + 1.150%,
6.058%, due 11/25/54[2]	275,000	273,692
Series 5471, Class FK,
30 day USD SOFR Average + 1.150%,
6.150%, due 08/25/54[2]	275,000	273,559

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 5475, Class FA,
30 day USD SOFR Average + 1.100%,
6.251%, due 11/25/54[2]	250,000	$249,084
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
Series 2021-DNA7, Class M2,
30 day USD SOFR Average + 1.800%,
6.657%, due 11/25/41[2,3]	130,000	131,057
Series 2024-HQA1, Class M2,
30 day USD SOFR Average + 2.000%,
6.857%, due 03/25/44[2,3]	210,000	210,951
Series 2022-DNA1, Class M2,
30 day USD SOFR Average + 2.500%,
7.357%, due 01/25/42[2,3]	417,000	424,560
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average + 2.900%,
7.757%, due 04/25/42[2,3]	210,000	217,239
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average + 3.350%,
8.207%, due 05/25/42[2,3]	436,000	453,985
Series 2021-DNA6, Class B1,
30 day USD SOFR Average + 3.400%,
8.257%, due 10/25/41[2,3]	200,000	205,898
Series 2022-DNA6, Class M1B,
30 day USD SOFR Average + 3.700%,
8.557%, due 09/25/42[2,3]	178,000	187,558

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA2, Class M2,
30 day USD SOFR Average + 3.750%,
8.607%, due 02/25/42[2,3]	439,000	$459,560
Series 2022-DNA3, Class M2,
30 day USD SOFR Average + 4.350%,
9.207%, due 04/25/42[2,3]	111,000	118,262
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average + 4.500%,
9.357%, due 06/25/42[2,3]	192,000	206,282
Series 2022-HQA1, Class M2,
30 day USD SOFR Average + 5.250%,
10.107%, due 03/25/42[2,3]	383,000	412,654
Series 2022-HQA1, Class B1,
30 day USD SOFR Average + 7.000%,
11.857%, due 03/25/42[2,3]	200,000	220,958
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	300,210	302,380
Series T-58, Class 2A,
6.500%, due 09/25/43	136,170	137,055
Federal National Mortgage Association Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2,
30 day USD SOFR Average + 3.100%,
7.957%, due 03/25/42[2,3]	191,000	198,378

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-R01, Class 1B1,
30 day USD SOFR Average + 3.150%,
8.007%, due 12/25/41[2,3]	178,000	$182,450
Series 2023-R02, Class 1M2,
30 day USD SOFR Average + 3.350%,
8.207%, due 01/25/43[2,3]	144,000	152,256
Series 2022-R03, Class 1M2,
30 day USD SOFR Average + 3.500%,
8.357%, due 03/25/42[2,3]	475,000	498,364
Series 2023-R01, Class 1M2,
30 day USD SOFR Average + 3.750%,
8.607%, due 12/25/42[2,3]	133,000	141,811
Series 2022-R08, Class 1B1,
30 day USD SOFR Average + 5.600%,
10.457%, due 07/25/42[2,3]	336,000	367,181
Federal National Mortgage Association REMICS,
Series 2006-65, Class GD,
6.000%, due 07/25/26	9,605	9,621
Series 2003-64, Class AH,
6.000%, due 07/25/33	544,486	558,227
Series 2024-40, Class FA,
30 day USD SOFR Average + 1.150%,
6.007%, due 03/25/54[2]	244,312	243,022

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-67, Class FA,
30 day USD SOFR Average + 1.170%,
6.027%, due 09/25/54[2]	268,341	$268,296
Series 2024-76, Class JF,
30 day USD SOFR Average + 1.250%,
6.363%, due 11/25/54[2]	275,000	276,075
Federal National Mortgage Association REMICS Trust,
Series 1999-W4, Class A9,
6.250%, due 02/25/29	42,667	42,929
Federal National Mortgage Association Trust,
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	138,778	140,456
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
6.745%, due 08/25/35[2]	7,749	5,385
Government National Mortgage Association REMICS,
Series 2020-86, Class WK,
1.000%, due 06/20/50	216,012	162,315
Series 2021-119, Class NC,
1.500%, due 07/20/51	200,073	162,395
Series 2021-103, Class HE,
2.000%, due 06/20/51	196,159	160,531

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2018-38, Class WF,
1 mo. USD Term SOFR + 0.414%,
5.259%, due 10/20/43[2]	585,063	$561,147
Series 2017-182, Class FW,
1 mo. USD Term SOFR + 0.464%,
5.309%, due 05/20/47[2]	192,476	183,525
Series 2015-H20, Class FB,
1 mo. USD Term SOFR + 0.714%,
5.910%, due 08/20/65[2]	483,453	482,258
Great Wolf Trust,
Series 2024-WOLF, Class D,
1 mo. USD Term SOFR + 2.890%,
7.694%, due 03/15/39[2,3]	110,000	110,344
GS Mortgage Securities Trust,
Series 2019-GC42, Class C,
3.701%, due 09/10/52[2]	122,000	100,254
Series 2015-GS1, Class AS,
4.037%, due 11/10/48[2]	169,000	158,951
Series 2016-GS2, Class C,
4.697%, due 05/10/49[2]	70,000	66,815
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
5.252%, due 09/25/35[2]	75,023	70,809
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
5.082%, due 07/19/35[2]	103,123	76,228

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2004-11, Class 3A1A,
1 mo. USD Term SOFR + 0.814%,
5.574%, due 01/19/35[2]	14,044	$13,121
Hilton USA Trust,
Series 2016-HHV, Class E,
4.194%, due 11/05/38[2,3]	100,000	95,219
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B,
2.854%, due 09/06/38[2,3]	125,000	117,548
Series 2022-OPO, Class D,
3.450%, due 01/05/39[2,3]	144,000	113,040
JP Morgan Mortgage Trust,
Series 2005-A8, Class 1A1,
5.638%, due 11/25/35[2]	244,682	195,450
Series 2024-2, Class A6A,
6.000%, due 08/25/54[2,3]	130,675	130,427
Series 2024-4, Class A6A,
6.000%, due 10/25/54[2,3]	156,890	156,739
Series 2006-A4, Class 2A2,
6.046%, due 06/25/36[2]	121,503	85,323
LHOME Mortgage Trust,
Series 2024-RTL4, Class A1,
5.921%, due 07/25/39[2,3]	217,000	217,329
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D,
2.335%, due 09/10/39[2,3]	100,000	88,834

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
MED Commercial Mortgage Trust,
Series 2024-MOB, Class C,
1 mo. USD Term SOFR + 2.291%,
7.095%, due 05/15/41[2,3]	100,000	$99,250
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[2]	103,000	96,071
Morgan Stanley Capital I Trust,
Series 2017-H1, Class B,
4.075%, due 06/15/50	19,000	17,761
Series 2017-H1, Class C,
4.281%, due 06/15/50[2]	50,000	44,132
Series 2018-L1, Class AS,
4.637%, due 10/15/51[2]	63,000	61,044
Series 2018-H4, Class C,
5.051%, due 12/15/51[2]	80,000	70,903
Series 2021-230P, Class B,
1 mo. USD Term SOFR + 1.563%,
6.367%, due 12/15/38[2,3]	63,000	59,240
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class M1,
5.609%, due 07/25/69[2,3,10]	100,000	97,962
Series 2024-3, Class A2,
6.000%, due 07/25/54[2,3]	141,247	141,316

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
MSWF Commercial Mortgage Trust,
Series 2023-1, Class C,
6.683%, due 05/15/56[2]	42,000	$43,444
Series 2023-2, Class C,
7.018%, due 12/15/56[2]	32,000	33,640
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
6.207%, due 03/15/39[2,3]	2,650,000	2,635,094
NAAC Reperforming Loan REMICS Trust Certificates,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	339,682	285,097
New Residential Mortgage Loan Trust,
Series 2024-RTL2, Class A1,
5.443%, due 09/25/39[2,3]	226,000	222,114
NYMT Loan Trust,
Series 2024-INV1, Class A3,
5.834%, due 06/25/69[2,3]	109,000	108,300
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.095%, due 03/15/40[2,3]	2,640,000	2,666,846
OBX Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,3]	273,452	228,397

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]	3,100,000	$2,703,899
One Market Plaza Trust,
Series 2017-1MKT, Class A,
3.614%, due 02/10/32[3]	73,045	67,833
Series 2017-1MKT, Class C,
4.016%, due 02/10/32[3]	100,000	88,020
ONE Mortgage Trust,
Series 2021-PARK, Class E,
1 mo. USD Term SOFR + 1.864%,
6.669%, due 03/15/36[2,3]	150,000	141,609
ONNI Commercial Mortgage Trust,
Series 2024-APT, Class C,
6.430%, due 07/15/39[2,3]	136,000	135,691
ORL Trust,
Series 2023-GLKS, Class D,
1 mo. USD Term SOFR + 4.301%,
9.105%, due 10/19/36[2,3]	128,000	128,000
Reperforming Loan Trust REMICS,
Series 2003-R4, Class 2A,
4.756%, due 01/25/34[2,3]	339,781	294,235
Series 2006-R1, Class AF1,
1 mo. USD Term SOFR + 0.454%,
5.192%, due 01/25/36[2,3]	241,925	224,759
RFMSI Trust,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	143,111	133,719

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
ROCK Trust,
Series 2024-CNTR, Class D,
7.109%, due 11/13/41[3]	209,000	$211,266
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[3]	1,125,000	1,142,529
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD Term SOFR + 0.514%,
5.274%, due 07/20/36[2]	36,035	31,176
Series 2024-4, Class A10,
6.000%, due 05/25/54[2,3]	191,960	191,814
SG Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,3]	442,045	365,019
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
6.530%, due 07/25/34[2]	117,192	112,628
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
5.272%, due 04/25/36[2]	299,086	266,734

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD Term SOFR + 0.774%,
5.534%, due 09/19/32[2]	12,296	$11,783
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
4.654%, due 09/25/37[2]	78,479	77,360
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3]	210,158	197,388
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,3]	359,069	303,427
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,3]	211,193	179,061
Series 2022-4, Class A3,
4.740%, due 04/25/67[2,3]	107,382	103,546
Series 2024-7, Class A1,
5.095%, due 09/25/69[2,3]	127,137	126,191
Series 2024-7, Class A3,
5.400%, due 09/25/69[2,3]	99,326	98,457
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR2, Class 2A1,
3.901%, due 03/25/36[2]	309,180	277,999

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2005-AR13, Class A1A1,
1 mo. USD Term SOFR + 0.694%,
5.432%, due 10/25/45[2]	158,433	$154,417
Series 2006-AR9, Class 1A,
1 yr. USD MTA + 1.000%,
6.061%, due 08/25/46[2]	210,732	190,614
Series 2002-AR6, Class A,
1 yr. USD MTA + 1.400%,
6.461%, due 06/25/42[2]	4,055	3,705
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class B,
3.811%, due 11/15/49	143,000	135,056
Series 2017-C39, Class C,
4.118%, due 09/15/50	76,000	68,082
Series 2015-NXS4, Class C,
4.671%, due 12/15/48[2]	54,000	51,665
Series 2024-1CHI, Class C,
6.226%, due 07/15/35[2,3]	132,000	131,660
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.339%, due 09/15/57[2]	892,586	9

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
8.869%, due 11/15/27[2,3]	3,100,000	$3,108,719
Total mortgage-backed securities (cost—$47,642,045)		46,730,988

Municipal bonds—0.4%
California: 0.0%†
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A-1,
3.714%, due 06/01/41	200,000	152,931

Florida: 0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds,
Series A,
5.526%, due 07/01/34	200,000	203,297

Illinois: 0.3%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34	1,400,000	1,214,512

New York: 0.0%†
New York City Transitional Finance Authority, Future Tax, Revenue Bonds,
Series C-2,
4.375%, due 05/01/37	200,000	190,437

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Municipal bonds—(continued)
Texas: 0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023-1,Class A1
5.102%, due 04/01/35		92,691	$94,080
Total municipal bonds (cost—$1,902,273)			1,855,257

Non-U.S. government agency obligations: 0.8%
Angola: 0.0%†
Angola Government International Bonds
8.750%, due 04/14/32[3]		10,000	9,039
9.375%, due 05/08/48[3]		35,000	29,827
			38,866
Brazil: 0.1%
Brazil Government International Bonds
6.125%, due 03/15/34		70,000	69,336
Brazil Letras do Tesouro Nacional
0.000%, due 04/01/25[12]	BRL	800,000	132,232
			201,568
Colombia: 0.0%†
Colombia Government International Bonds
3.000%, due 01/30/30		50,000	41,575

Costa Rica: 0.0%†
Costa Rica Government International Bonds
7.158%, due 03/12/45[5]		30,000	31,331

Dominican Republic: 0.0%†
Dominican Republic International Bonds
6.850%, due 01/27/45[3]		110,000	111,595

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Non-U.S. government agency obligations—(continued)
El Salvador: 0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[3]	25,000	$23,625

Guatemala: 0.0%†
Guatemala Government Bonds
3.700%, due 10/07/33[3]	45,000	37,167
6.550%, due 02/06/37[3]	15,000	15,060
		52,227
Indonesia: 0.1%
Indonesia Government International Bonds
4.625%, due 04/15/43[3]	165,000	153,863

Israel: 0.1%
Israel Government International Bonds
5.500%, due 03/12/34	200,000	194,000

Japan: 0.1%
Japan Bank for International Cooperation
2.875%, due 07/21/27	300,000	288,258
Japan International Cooperation Agency
2.750%, due 04/27/27	300,000	287,684
		575,942
Mexico: 0.0%†
Mexico Government International Bonds
4.400%, due 02/12/52	175,000	124,688

Mongolia: 0.0%†
Mongolia Government International Bonds
5.125%, due 04/07/26[3]	55,000	54,175

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Oman: 0.0%†
Oman Government International Bonds
6.500%, due 03/08/47[3]		30,000	$30,187
7.000%, due 01/25/51[3]		70,000	74,594
			104,781
Panama: 0.0%†
Panama Government International Bonds
2.252%, due 09/29/32		80,000	58,520

Paraguay: 0.1%
Paraguay Government International Bonds
3.849%, due 06/28/33[3]		40,000	35,487
4.950%, due 04/28/31[3]		70,000	68,097
5.400%, due 03/30/50[3]		60,000	53,119
			156,703
Poland: 0.0%†
Republic of Poland Government International Bonds
5.125%, due 09/18/34		100,000	98,828

Qatar: 0.0%†
Qatar Government International Bonds
4.400%, due 04/16/50[3]		60,000	53,100

Romania: 0.1%
Romania Government International Bonds
3.000%, due 02/14/31[5]		104,000	87,945
3.625%, due 03/27/32[3]		50,000	42,891
4.000%, due 02/14/51[3]		60,000	40,387
5.375%, due 03/22/31[3]	EUR	250,000	275,198
			446,421

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Saudi Arabia: 0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[3]		120,000	$78,713
3.750%, due 01/21/55[3]		50,000	35,109
4.875%, due 07/18/33[3]		200,000	197,937
5.000%, due 01/18/53[3]		200,000	175,563
			487,322
South Africa: 0.0%†
Republic of South Africa Government International Bonds
5.650%, due 09/27/47		90,000	70,312
5.750%, due 09/30/49		45,000	35,044
			105,356
United Kingdom: 0.1%
U.K. Gilts
4.375%, due 07/31/54[5]	GBP	265,000	314,937

Uruguay: 0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50		95,000	90,155
Total non-U.S. government agency obligations (cost $3,826,666)			3,519,578

	Number of shares
Preferred stocks: 0.6%
Capital markets: 0.6%
CION Investment Corp.*	48,000	1,231,200
Trinity Capital, Inc.	50,000	1,267,000
		2,498,200
Total preferred stocks (cost—$2,450,000)		2,498,200

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations: 8.6%
Federal Home Loan Mortgage Corp.
2.500%, due 02/01/51	50,557	$41,931
2.500%, due 10/01/53	142,567	118,387
3.500%, due 05/01/52	484,561	433,778
3.500%, due 07/01/52	76,649	68,798
3.500%, due 11/01/52	494,580	442,594
4.000%, due 04/01/52	499,700	462,733
4.000%, due 10/01/52	94,584	87,643
4.500%, due 08/01/52	976,470	928,869
4.500%, due 10/01/52	220,994	210,781
5.000%, due 10/01/52	214,683	209,023
5.000%, due 11/01/52	293,180	285,463
5.000%, due 12/01/52	420,272	408,932
5.000%, due 02/01/53	217,077	211,085
5.000%, due 04/01/53	403,723	392,242
5.000%, due 05/01/53	642,267	624,117
5.000%, due 03/01/54	199,360	193,688
5.500%, due 04/01/53	514,115	509,946
5.500%, due 07/01/53	818,085	811,377
5.500%, due 08/01/53	382,593	380,393
5.500%, due 10/01/53	282,865	280,312
5.500%, due 11/01/53	231,023	229,281
5.500%, due 12/01/53	435,473	431,516
5.500%, due 03/01/54	121,034	120,435
5.500%, due 06/01/54	291,255	288,756
6.000%, due 06/01/53	205,121	207,188
6.000%, due 07/01/53	418,848	421,849
6.000%, due 08/01/53	176,524	177,681
6.000%, due 10/01/53	296,655	298,599

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
6.000%, due 12/01/53	58,279	$58,661
6.000%, due 02/01/54	193,616	194,885
6.000%, due 03/01/54	204,676	206,003
6.000%, due 09/01/54	220,713	222,144
7.645%, due 05/01/25	89,926	89,926
Federal National Mortgage Association
2.500%, due 09/01/51	402,193	335,358
2.500%, due 10/01/51	470,985	391,540
2.500%, due 12/01/51	529,439	439,806
3.000%, due 02/01/52	949,392	822,060
3.000%, due 06/01/52	83,869	72,491
3.000%, due 07/01/52	147,406	127,031
3.000%, due 03/01/53	45,325	39,060
3.500%, due 07/01/52	26,548	23,764
3.750%, due 11/01/26[2,10,11]	2,015	2,015
4.000%, due 06/01/52	498,147	462,398
4.000%, due 10/01/52	474,939	440,276
4.500%, due 10/01/52	233,039	221,944
4.500%, due 05/01/53	361,539	344,105
1 yr. CMT + 2.100%,
4.813%, due 05/01/30[2]	9,772	9,796
5.000%, due 10/01/52	260,364	253,272
5.000%, due 12/01/52	503,668	490,077
5.000%, due 02/01/53	435,150	423,757
5.000%, due 03/01/53	382,379	371,690
5.000%, due 04/01/53	413,447	402,375

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
5.000%, due 05/01/53	90,499	$87,928
5.000%, due 06/01/53	645,665	627,461
5.000%, due 07/01/53	184,854	180,478
5.188%, due 11/01/34[2]	1,100,037	1,100,037
5.500%, due 01/01/53	416,044	412,850
5.500%, due 02/01/53	213,516	211,832
5.500%, due 03/01/53	58,140	57,689
5.500%, due 06/01/53	133,823	132,758
5.500%, due 07/01/53	283,308	280,804
5.500%, due 09/01/53	287,553	284,976
5.500%, due 10/01/53	69,280	68,655
5.500%, due 02/01/54	212,243	210,276
5.500%, due 03/01/54	188,351	186,559
5.500%, due 06/01/54	458,822	454,688
5.500%, due 07/01/54	147,090	145,930
1 yr. USD RFUCCT + 1.603%,
5.978%, due 12/01/35[2]	12,104	12,196
6.000%, due 06/01/53	389,944	392,822
6.000%, due 07/01/53	436,629	439,490
6.000%, due 08/01/53	43,901	44,188
6.000%, due 09/01/53	319,864	321,960
6.000%, due 10/01/53	318,658	320,746
6.000%, due 12/01/53	58,258	58,640
6.000%, due 02/01/54	126,854	128,531
1 yr. USD RFUCCT + 1.780%,
6.030%, due 11/01/35[2]	2,789	2,820

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
1 yr. USD RFUCCT + 1.830%,
6.205%, due 03/01/36[2]	13,109	$13,282
1 yr. USD RFUCCT + 1.912%,
6.287%, due 02/01/36[2]	8,468	8,600
1 yr. USD RFUCCT + 1.815%,
6.323%, due 03/01/36[2]	14,432	14,610
1 yr. CMT + 2.405%,
6.655%, due 05/01/27[2]	135	134
6 mo. USD RFUCCT + 1.538%,
6.663%, due 01/01/36[2]	2,420	2,440
1 yr. CMT + 2.229%,
6.868%, due 04/01/27[2]	2,472	2,487
Government National Mortgage Association
1 yr. CMT + 1.500%,
3.625%, due 07/20/25[2]	132	132
1 yr. CMT + 1.500%,
4.625%, due 01/20/26[2]	246	245
1 yr. CMT + 1.500%,
4.875%, due 05/20/26[2]	850	846
5.000%, due 12/20/49	40,407	39,867
Uniform Mortgage-Backed Security, TBA
3.500%	800,000	715,438
4.000%	5,000,000	4,621,350
4.500%	1,500,000	1,424,169
5.000%[13]	2,300,000	2,234,054
5.500%	6,000,000	5,938,584
6.000%	600,000	603,738
Total U.S. government agency obligations (cost—$38,068,169)		37,506,121

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations: 11.3%
U.S. Treasury Bonds
1.375% due 08/15/50	9,020,000	$4,665,736
1.625% due 11/15/50	2,000,000	1,105,391
2.250% due 08/15/49	300,000	195,609
2.375% due 02/15/42	600,000	442,031
2.375% due 11/15/49	100,000	66,949
2.875% due 08/15/45	500,000	383,477
2.875% due 05/15/49	200,000	148,891
2.875% due 05/15/52	750,000	554,004
3.000% due 11/15/44	500,000	393,926
3.000% due 02/15/49	400,000	305,203
3.000% due 08/15/52	2,400,000	1,819,875
3.250% due 05/15/42	11,000,000	9,257,187
3.375% due 11/15/48	100,000	81,805
3.625% due 02/15/53	9,695,000	8,320,658
3.875% due 02/15/43	300,000	274,324
3.875% due 05/15/43	400,000	364,766
4.250% due 08/15/54	300,000	288,703
4.375% due 08/15/43	300,000	292,559
4.625% due 05/15/44	100,000	100,500
4.625% due 05/15/54	200,000	204,656
U.S. Treasury Inflation-Indexed Bonds
0.125% due 02/15/51	120,909	71,587
0.750% due 02/15/45	401,034	306,605
1.000% due 02/15/46	332,133	264,377
1.000% due 02/15/49	125,097	96,918
1.500% due 02/15/53	529,495	454,276

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
2.125% due 02/15/54	205,138	$202,971
U.S. Treasury Inflation-Indexed Notes
0.125% due 10/15/25	121,320	119,082
0.125% due 07/15/31	704,694	629,976
0.125% due 01/15/32	340,677	300,456
0.250% due 01/15/25	1,063,232	1,055,397
0.375% due 07/15/25	1,194,669	1,179,879
0.625% due 01/15/26	132,480	129,960
0.625% due 07/15/32	812,573	740,419
1.250% due 04/15/28	1,469,258	1,438,840
1.875% due 07/15/34	1,078,440	1,070,821
2.125% due 04/15/29	859,973	869,080
U.S. Treasury Notes
0.500% due 08/31/27	5,900,000	5,331,664
2.625% due 07/31/29[13]	700,000	653,953
3.500% due 09/30/29	4,865,000	4,724,751
4.250% due 12/31/24[13]	283,000	282,823
Total U.S. Treasury obligations (cost—$51,962,601)		49,190,085

	Number of shares
Common stocks: 0.7%
Mortgage real estate investment: 0.7%
Ellington Financial, Inc.,Series C2,7 (cost—$3,025,000)	121,000	3,108,490

Exchange traded funds: 0.4%
Invesco Senior Loan ETF[6] (cost—$1,676,021)	73,013	1,532,543

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Short-term U.S. treasury obligations—0.6%
U.S. Treasury Bills
4.462% due 04/10/25[14]	$1,300,000	$1,274,952
5.149% due 01/23/25[14]	1,450,000	1,435,171
Total short-term U.S. treasury obligations (cost—$2,708,586)		2,710,123

	Number of
	shares
Short-term investments—3.1%
Investment companies: 2.5%
State Street Institutional U.S. Government Money Market Fund, 4.824%[14] (cost $10,554,906)	10,554,906	10,554,906
Total Short-term investments (cost—$13,263,492)		13,265,029

Investment of cash collateral from securities loaned—2.9%
Money market funds: 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[14] (cost—$12,545,493)	12,545,493	12,545,493

	Number of contracts	Notional amount
Options Purchased: 0.0%†
Call options: 0.0%†
Call USD vs. Put CNH strike @ 7.400, expires 12/06/24 (Counterparty: BNP)	100,000	USD	740,000	89
Call USD vs. Put CNH strike @ 7.375, expires 02/14/25 (Counterparty: HSBC)	100,000	USD	738,000	317
Call USD vs. Put CNH strike @ 7.325, expires 12/06/24 (Counterparty: BNP)	100,000	USD	733,000	181
Total Call options				587

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Options Purchased—(continued)
Put options: 0.0%†
CDX.NA.IG.S42 strike @ 0.600, expires 11/20/24 (Counterparty: BNP)	600,000	USD	360,000	$145
CDX.NA.IG.S42 strike @ 0.600, expires 11/20/24 (Counterparty: GSI)	600,000	USD	360,000	145
Total Put options				290

Total Options Purchased (cost—$33,890)				877

Swaptions Purchased: 0.0%†
Put swaptions: 0.0%†
30 Year USD SOFR Interest Rate Swap strike @ 4.329, expires 05/29/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/02/55	200,000	USD	200,000	3,242

Call swaptions: 0.0%†
1 Year USD SOFR Interest Rate Swap strike @ 2.050, expires 02/19/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 02/21/26	900,000	USD	900,000	1,024
5 Year USD SOFR Interest Rate Swap strike @ 2.930, expires 03/06/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 03/06/30	625,000	USD	625,000	1,197
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/06/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/06/26	1,700,000	USD	1,700,000	1,016

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
5 Year USD SOFR Interest Rate Swap strike @ 2.960, expires 03/10/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 03/10/30	500,000	USD	500,000	$1,054
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/10/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/10/26	2,500,000	USD	2,500,000	1,557
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/11/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/11/26	1,700,000	USD	1,700,000	1,077
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/12/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/12/26	2,500,000	USD	2,500,000	1,612
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/13/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/13/26	2,500,000	USD	2,500,000	1,640
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/18/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/18/26	2,500,000	USD	2,500,000	1,732

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
5 Year USD SOFR Interest Rate Swap strike @ 2.940, expires 03/24/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 03/24/30	500,000	USD	500,000	$1,174
Total call swaptions				13,083
Total Swaptions Purchased (cost—$18,239)				16,325
Total investments before investments sold short (cost—$481,256,889)—109.6%				476,005,884

	Number of shares
Investments sold short: (0.2)%
U.S. government agency obligations: (0.2)%
Uniform Mortgage-Backed Security, TBA 5.000%	$(700,000)	$(679,750)
Total investments sold short (Proceeds—$(680,578))		(679,750)
Total investments (cost—$480,576,311)[15]—109.4%		475,326,134
Liabilities in excess of other assets—(9.4)%		(40,873,748)
Net assets—100.0%		$434,452,386

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	(225,000)	(2,000)	U.S. Treasury Note 10 Year Futures, strike @ 112.500	GSI	11/22/24	$551	$(594)	$(43)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	960,000	1,200,000	CDX.NA.IG.S42, strike @ 0.800	BNP	11/20/24	$1,081	$(56)	$1,025
USD	960,000	1,200,000	CDX.NA.IG.S42, strike @ 0.800	GSI	11/20/24	1,199	(55)	1,144
USD	217,000	2,000	U.S. Treasury Note 10 Year Futures, strike @ 108.500	GSI	11/22/24	797	(656)	141
Total						$3,077	$(767)	$2,310
Total options written						$3,628	$(1,361)	$2,267

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.050 terminating 02/21/35	CITI	Pay	02/19/25	$746	$(532)	$214
GBP	200	200,000	10 Year USD SOFR Interest Rate Swap strike @ 3.243 terminating 03/06/35	GS	Pay	03/06/25	1	(952)	(951)
EUR	700	700,000	5 Year USD SOFR Interest Rate Swap strike @ 1.958 terminating 03/10/30	CITI	Pay	03/06/25	4,127	(2,710)	1,417
EUR	700	700,000	5 Year USD SOFR Interest Rate Swap strike @ 2.008 terminating 03/12/30	CITI	Pay	03/10/25	3,925	(3,196)	729
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.255 terminating 03/10/35	GS	Pay	03/10/25	—	(1,515)	(1,515)
GBP	200	200,000	10 Year USD SOFR Interest Rate Swap strike @ 3.250 terminating 03/11/35	GS	Pay	03/11/25	—	(1,012)	(1,012)
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.245 terminating 03/12/35	GS	Pay	03/12/25	—	(1,520)	(1,520)
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.250 terminating 03/13/35	GS	Pay	03/13/25	—	(1,561)	(1,561)
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.250 terminating 03/18/35	GS	Pay	03/18/25	—	(1,626)	(1,626)
EUR	600	600,000	5 Year USD SOFR Interest Rate Swap strike @ 1.948 terminating 03/26/30	CITI	Pay	03/24/25	3,382	(2,563)	819
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.140 terminating 11/05/34	BOA	Pay	11/01/24	265	—	265
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.115 terminating 11/06/34	GS	Pay	11/04/24	355	—	355
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.366 terminating 11/14/34	MSCI	Pay	11/12/24	397	(110)	287
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.365 terminating 11/20/34	GS	Pay	11/18/24	414	(172)	242
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.460 terminating 11/26/34	GS	Pay	11/22/24	463	(331)	132

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.470 terminating 11/27/34	GS	Pay	11/25/24	$451	$(360)	$91
Total							$14,526	$(18,160)	$(3,634)

			Put Swaptions
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.410 terminating 11/05/34	BOA	Pay	11/01/24	$264	$(289)	$(25)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.515 terminating 11/06/34	GS	Pay	11/04/24	355	(2,217)	(1,862)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.866 terminating 11/14/34	MSCI	Pay	11/12/24	396	(633)	(237)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.865 terminating 11/20/34	GS	Pay	11/18/24	414	(754)	(340)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.960 terminating 11/26/34	GS	Pay	11/22/24	464	(565)	(101)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.970 terminating 11/27/34	GS	Pay	11/25/24	451	(557)	(106)
Total							$2,344	$(5,015)	$(2,671)
Total swaptions written							$16,870	$(23,175)	$(6,305)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
4	EUR	Euro Bund 10 Year Index Futures	December 2024	$578,781	$573,462	$(5,319)
18	EUR	EURO Schatz 2 Year Index Futures	December 2024	2,087,751	2,085,999	(1,752)
Interest rate futures buy contracts:
12	CAD	Canadian Bond 10 Year Futures	December 2024	$1,068,735	$1,051,373	$(17,362)
3	GBP	United Kingdom Long Gilt Bond Futures	December 2024	369,954	363,780	(6,174)
U.S. Treasury futures buy contracts:
103	USD	U.S. Long Bond Futures	December 2024	$12,855,094	$12,150,781	$(704,313)
315	USD	U.S. Treasury Note 10 Year Futures	December 2024	35,873,566	34,797,656	(1,075,910)
110	USD	U.S. Treasury Note 2 Year Futures	December 2024	22,888,042	22,653,984	(234,058)
156	USD	U.S. Treasury Note 5 Year Futures	December 2024	17,022,257	16,728,563	(293,694)
234	USD	Ultra U.S. Treasury Bond Futures	December 2024	31,375,332	29,396,250	(1,979,082)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
135	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2024	$15,981,454	$15,356,250	$(625,204)
Total				$140,100,966	$135,158,098	$(4,942,868)
Index futures sell contracts:
5	EUR	EURO BOBL 5 Year Index Future	December 2024	$(646,765)	$(642,588)	$4,177
U.S. Treasury futures sell contracts:
210	USD	U.S. Treasury Note 5 Year Futures	December 2024	$(23,056,892)	$(22,519,219)	$537,673
44	USD	Ultra U.S. Treasury Bond Futures	December 2024	(5,949,556)	(5,527,500)	422,056
37	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2024	(4,382,425)	(4,208,750)	173,675
Total				$(34,035,638)	$(32,898,057)	$1,137,581
Net unrealized appreciation (depreciation)						$(3,805,287)

OTC credit default swap agreements on credit indices—sell protection17

Referenced obligations	Implied credit spread as of October 31, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[16]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S40	N/A	EUR	100	12/20/28	Quarterly	(5.000)%	$(13,386)	$18,399	$5,013
iTraxx Europe Crossover S40	N/A	EUR	200	12/20/28	Quarterly	(5.000)	(26,496)	36,812	10,316
iTraxx Europe Crossover S42	N/A	EUR	200	12/20/29	Quarterly	(5.000)	(42,249)	40,844	(1,405)
Total							$(82,131)	$96,055	$13,924

* Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection17

Referenced obligations	Implied credit spread as of October 31, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[16]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000	$(1,143)	$7,467	$8,610
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100,000	06/20/26	Quarterly	1.000	278	585	307
Boeing Co., 2.600%, due 12/20/29	N/A	USD	300,000	12/20/29	Quarterly	1.000	(5,669)	(3,193)	2,476
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200,000	06/20/28	Quarterly	5.000	25,041	32,997	7,956
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000	(771)	7,626	8,397
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	100,000	12/20/28	Quarterly	1.000	(196)	1,968	2,164
Total							$17,540	$47,450	$29,910

* Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[16]	Payments received by the portfolio[16]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 Month AUD Bank Bill Swap	4.500%	$(549)	$6,220
AUD	300	03/20/34	Semi-annual	6 Month AUD Bank Bill Swap	4.500	(690)	7,178
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(1,694)	(3,909)
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.00	(9,091)	(8,770)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(13,552)	(13,552)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(3,396)	(3,396)
CAD	1,100	06/01/32	Semi-annual	3.500%	1 dayCAD CORRA	(25,634)	(17,129)
CAD	300	12/20/33	Semi-annual	3.750	1 dayCAD CORRA	(11,883)	(10,795)
CNY	17,200	12/18/25	Quarterly	7 day CNY Repo Fixing	1.500	(3,812)	(782)
CNY	3,600	12/18/29	Quarterly	1.500	7 dayCNY RepoFixing	6,459	(510)
EUR	200	03/09/33	Annual	6 Month EURIBOR	2.547	4,709	4,709
EUR	2,200	03/19/35	Annual	6 mo. EURIBOR	2.500	21,758	2,483
EUR	100	08/13/29	Semi-annual	2.700	6 mo.EURIBOR	(1,339)	(1,339)
EUR	100	08/14/29	Semi-annual	2.650	6 mo.EURIBOR	(1,080)	(1,080)
EUR	100	09/25/29	Semi-annual	2.300	6 mo.EURIBOR	513	513
EUR	1,000	03/19/55	Semi-annual	2.250	6 mo.EURIBOR	(22,079)	(19,652)
GBP	400	09/18/29	Annual	1 day GBP SONIA	4.000	(1,861)	(8,596)
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	2,754	2,754
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	1,457	2,910
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	114	15,147
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	1,286	1,286

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[16]	Payments received by the portfolio[16]	Value	Unrealized appreciation (depreciation)
USD	100	10/31/30	Annual	3.722%	1 day USD SOFR	$1,316	$1,316
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	2,424	2,424
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	1,257	1,257
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	4,824	4,824
USD	300	06/30/31	Annual	3.350	1 day USD SOFR	7,162	7,609
USD	300	07/02/31	Annual	3.300	1 day USD SOFR	8,021	12,283
USD	100	07/05/31	Annual	3.100	1 day USD SOFR	3,827	4,017
USD	300	06/15/32	Annual	1.750	1 day USD SOFR	44,097	8,832
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	77,864	59,067
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	16,161	16,161
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	4,180	4,180
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	1,129	1,129
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	908	908
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	5,107	5,107
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	1,543	1,543
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	1,334	1,334
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(2,651)	(2,651)
USD	100	12/19/33	Annual	3.950	1 day USD SOFR	(177)	(177)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	22,047	19,212
USD	100	01/08/34	Annual	3.648	1 day USD SOFR	2,332	2,332
USD	100	01/08/34	Annual	3.670	1 day USD SOFR	2,139	2,139
USD	100	01/09/34	Annual	3.594	1 day USD SOFR	2,784	2,784
USD	100	08/05/34	Annual	3.850	1 day USD SOFR	(256)	(256)
USD	100	08/06/34	Annual	3.795	1 day USD SOFR	200	200
USD	100	08/07/34	Annual	3.645	1 day USD SOFR	1,450	1,450
USD	100	08/07/34	Annual	3.715	1 day USD SOFR	864	864

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[16]	Payments received by the portfolio[16]	Value	Unrealized appreciation (depreciation)
USD	100	08/13/34	Annual	3.679%	1 day USD SOFR	$1,139	$1,139
USD	100	08/19/34	Annual	3.595	1 day USD SOFR	1,815	1,815
USD	100	08/21/34	Annual	3.558	1 day USD SOFR	2,114	2,114
USD	100	08/22/34	Annual	3.613	1 day USD SOFR	1,650	1,650
USD	100	08/28/34	Annual	3.565	1 day USD SOFR	2,024	2,024
USD	100	08/28/34	Annual	3.599	1 day USD SOFR	1,741	1,741
USD	100	08/28/34	Annual	3.611	1 day USD SOFR	1,641	1,641
USD	100	08/28/34	Annual	3.643	1 day USD SOFR	1,374	1,374
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(8,412)	(8,412)
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	62,513	17,802
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	5,069	341
USD	1,600	05/31/25	At Maturity	5.160	1 day USD SOFR	(5,914)	(5,879)
USD	800	12/18/25	At Maturity	3.500	1 day USD SOFR	4,324	4,009
Total						$223,354	$132,937

OTC credit default swap agreements on corporate issues—sell protection17

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[16]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	Banco do Brasil SA, 4.625%, due 12/20/24	USD	100	12/20/24	Quarterly	(1.000)	$(165)	$197	$362

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	17,867	TRY	673,684	01/06/25	$599
BB	USD	27,352	TRY	1,031,141	01/09/25	815
BB	USD	27,798	TRY	1,046,588	01/23/25	339

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	62,219	TRY	2,350,058	01/27/25	$678
BB	USD	157,058	CNH	1,121,159	02/18/25	1,474
BB	EUR	3,100,000	USD	3,465,508	11/04/24	93,483
BB	USD	217,549	AUD	316,000	11/04/24	(9,590)
BB	USD	96,693	TRY	3,600,946	11/19/24	6,865
BB	USD	92,991	TRY	3,502,597	11/25/24	7,065
BB	USD	28,768	TRY	1,083,604	11/26/24	2,152
BB	USD	55,849	TRY	2,081,326	11/29/24	3,343
BB	USD	12,133	TRY	455,182	12/13/24	630
BNP	BRL	569,303	USD	101,273	01/03/25	3,449
BNP	TWD	498,308	USD	15,694	01/22/25	27
BNP	CAD	362,000	USD	267,936	11/04/24	7,917
BNP	USD	215,073	EUR	199,000	11/04/24	1,389
BNP	USD	1,205,459	GBP	928,000	11/04/24	(8,849)
BNP	USD	19,893	JPY	3,034,577	11/05/24	79
BNP	TWD	451,180	USD	14,218	11/18/24	118
BNP	TWD	460,410	USD	14,360	11/18/24	(29)
BNP	USD	15,694	TWD	502,554	11/18/24	12
BNP	USD	34,000	TWD	1,062,311	11/18/24	(800)
BNP	CNH	398,794	USD	56,103	11/20/24	43
BNP	USD	451,212	CNH	3,198,000	11/20/24	(1,659)
BNP	GBP	928,000	USD	1,205,412	12/03/24	8,852
BNP	JPY	3,023,622	USD	19,893	12/03/24	(79)
BNP	CNH	9,320,115	USD	1,295,000	12/10/24	(16,850)
BNP	USD	285,560	CNH	2,047,894	12/10/24	2,691
BNP	USD	41,389	MXN	834,034	12/11/24	28
BNP	USD	56,103	CNH	398,031	12/18/24	(49)
BNP	USD	184	MXN	3,595	12/18/24	(6)
BOA	CNH	1,121,746	USD	157,058	02/18/25	(1,557)
BOA	USD	84,413	EUR	76,000	11/04/24	(1,744)
BOA	USD	212,785	GBP	164,000	11/04/24	(1,315)
BOA	JPY	8,200,000	USD	57,309	11/05/24	3,340
BOA	CNH	397,159	USD	55,769	11/20/24	(61)
BOA	USD	55,769	CNH	396,406	12/18/24	57
CITI	EUR	3,652,011	USD	4,076,079	01/16/25	90,956
CITI	GBP	450,000	USD	602,764	01/16/25	22,623
CITI	JPY	384,930	USD	2,725	01/16/25	167
CITI	USD	233,810	JPY	33,000,000	01/16/25	(14,508)
CITI	USD	844,476	MXN	16,941,377	01/16/25	(8,145)
CITI	TWD	742,535	USD	23,413	01/22/25	67
CITI	USD	325,754	BRL	1,882,860	02/04/25	(3,758)
CITI	BRL	1,861,360	USD	325,754	11/04/24	3,770
CITI	USD	331,472	BRL	1,861,360	11/04/24	(9,487)
CITI	TWD	2,781,350	USD	87,604	11/18/24	682
CITI	TWD	945,361	USD	29,436	11/18/24	(109)
CITI	USD	15,474	TWD	495,810	11/18/24	21
CITI	USD	7,939	TWD	252,937	11/18/24	(34)
CITI	CNH	404,565	USD	56,773	11/20/24	(98)
CITI	USD	750,000	CNH	5,399,540	12/10/24	10,011

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	USD	56,773	CNH	403,791	12/18/24	$93
DB	USD	112,055	MXN	2,267,039	02/13/25	(639)
GS	USD	50,474	MXN	1,027,646	02/11/25	46
GS	BRL	800,000	USD	143,432	04/02/25	7,817
GS	USD	11,266	JPY	1,723,022	11/05/24	74
GS	TWD	493,669	USD	15,682	11/18/24	254
GS	USD	49,000	TWD	1,533,689	11/18/24	(1,068)
GS	MYR	102,998	USD	24,065	11/20/24	524
GS	JPY	1,716,791	USD	11,266	12/03/24	(74)
GSI	HUF	1,062,600	USD	2,949	01/16/25	128
GSI	JPY	29,827,067	USD	211,750	01/16/25	13,535
GSI	USD	2,969	HUF	1,062,600	01/16/25	(148)
GSI	USD	214,515	JPY	30,501,775	01/16/25	(11,815)
GSI	USD	218,554	MXN	4,390,000	01/16/25	(1,836)
GSI	USD	165,000	BRL	907,632	11/08/24	(8,094)
HSBC	AUD	362,000	USD	241,012	11/04/24	2,780
HSBC	EUR	50,000	USD	54,317	11/04/24	(71)
HSBC	GBP	928,000	USD	1,241,150	11/04/24	44,540
HSBC	USD	495,808	EUR	459,000	11/04/24	3,469
HSBC	TWD	477,967	USD	14,980	11/18/24	42
HSBC	TWD	279,302	USD	8,660	11/18/24	(69)
HSBC	CNH	54,000	USD	7,578	11/20/24	(13)
HSBC	AUD	46,000	USD	30,205	12/03/24	(77)
JPMCB	USD	24,414	TRY	1,087,400	05/06/25	2,045
JPMCB	USD	25,024	TRY	1,112,198	05/08/25	1,987
JPMCB	USD	2,830,476	EUR	2,615,000	11/04/24	13,990
JPMCB	USD	25,893	TRY	958,679	11/06/24	2,038
JPMCB	USD	24,414	TRY	905,027	11/07/24	1,931
JPMCB	USD	43,955	TRY	1,734,634	11/08/24	6,497
JPMCB	TWD	463,574	USD	14,266	11/18/24	(222)
JPMCB	USD	45,459	TRY	1,704,053	11/21/24	3,438
JPMCB	USD	30,172	TRY	1,134,467	11/26/24	2,199
JPMCB	EUR	2,615,000	USD	2,833,868	12/03/24	(13,957)
JPMCB	USD	21,563	TRY	812,891	12/04/24	1,427
JPMCB	CNH	2,048,865	USD	285,560	12/10/24	(2,827)
JPMCB	USD	34,175	TRY	1,289,937	12/11/24	2,063
JPMCB	USD	24,620	TRY	923,264	12/17/24	1,169
JPMCB	USD	36,098	TRY	1,360,339	12/19/24	1,828
Net unrealized appreciation (depreciation)						$268,019

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$3,108,490	$—	$—	$3,108,490
Preferred stocks	2,498,200	—	—	2,498,200
Exchange traded funds	1,532,543	—	—	1,532,543
Asset-backed securities	—	71,446,083	—	71,446,083
Corporate bonds	—	197,641,322	—	197,641,322
Loan assignments	—	32,752,493	2,397,000	35,149,493
Mortgage-backed securities	—	46,730,988	—	46,730,988
Municipal bonds	—	1,855,257	—	1,855,257
Non-U.S. government agency obligations	—	3,519,578	—	3,519,578
U.S. government agency obligations	—	37,504,106	2,015	37,506,121
U.S. Treasury obligations	—	49,190,085	—	49,190,085
Short-term investments
Investment companies	—	10,554,906	—	10,554,906
Short-term U.S. treasury obligations	—	2,710,123	—	2,710,123
Options purchased	—	877	—	877
Investment of cash collateral from securities loaned	—	12,545,493	—	12,545,493
Swaptions Purchased	—	16,325	—	16,325
Futures contracts	1,137,581	—	—	1,137,581
Swap agreements	—	484,319	—	484,319
Forward foreign currency contracts	—	387,656	—	387,656
Total	$8,276,814	$467,339,611	$2,399,015	$478,015,440

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(679,750)	$—	$(679,750)
Options written	(1,250)	(111)	—	(1,361)
Swaptions written	—	(23,175)	—	(23,175)
Futures contracts	(4,942,868)	—	—	(4,942,868)
Swap agreements	—	(117,263)	—	(117,263)
Forward foreign currency contracts	—	(119,637)	—	(119,637)
Total	$(4,944,118)	$(939,936)	$—	$(5,884,054)

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $176,118,409, represented 40.5% of the Portfolios net assets at period end.
4	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Security, or portion thereof, was on loan at the period end.
7	Perpetual investment. Date shown reflects the next call date.
8	Bond interest in default.
9	Position is unsettled. Contract rate was not determined at October 31, 2024 and does not take effect until settlement.
10	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
11	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
12	Zero coupon bond.
13	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
14	Rates shown reflect yield at October 31, 2024.
15	Includes $17,158,376 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $12,545,493 and non-cash collateral of $5,028,038.
16	Payments made or received are based on the notional amount.
17	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—98.7%
Alabama: 3.7%
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/32	$1,000,000	$1,095,365
5.000%, due 10/01/39	1,000,000	1,078,932
County of Jefferson AL Sewer Revenue, Revenue Bonds,
5.000%, due 10/01/38	1,000,000	1,082,623
5.250%, due 10/01/40	750,000	819,334
Lower Alabama Gas District, Gas Project, Revenue Bonds,
4.000%, due 12/01/50[1]	2,500,000	2,508,986
		6,585,240
Arizona: 3.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds,
Series A,
4.000%, due 11/01/35	2,000,000	2,019,695
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2,Class A
3.625%, due 05/20/33	908,013	862,142
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds,
4.000%, due 06/01/49[1]	750,000	750,167
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,058,156
Salt Verde Financial Corp., Revenue Bonds,
5.000%, due 12/01/32	1,000,000	1,074,959
		5,765,119
Arkansas: 0.8%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds,
5.000%, due 10/01/34	1,320,000	1,393,495

California: 1.4%
California Housing Finance Agency, Revenue Bonds,
Series 2021-1,Class A
3.500%, due 11/20/35	1,418,118	1,359,728
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds,
Series A- SAN FRANCIS, 5.000%, due 05/01/39	1,000,000	1,073,396
		2,433,124

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Colorado: 0.1%
Colorado Heakth Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1]	$140,000	$145,742

Connecticut: 1.5%
State of Connecticut Special Tax, Revenue Bonds,
Series A,
4.000%, due 05/01/36	1,000,000	1,020,117
Series A,
4.000%, due 05/01/39	1,650,000	1,666,805
		2,686,922
District of Columbia: 0.9%
District of Columbia, Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,638,058

Florida: 3.6%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, (AGM),
Series D,
5.000%, due 07/01/35	1,500,000	1,658,232
City of Jacksonville FL, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/39	750,000	831,262
County of Miami-Dade FL Water & Sewer System, Revenue Bonds,
Series B,
5.000%, due 10/01/40	1,250,000	1,387,957
County of Polk FL Utility System, Refunding, Revenue Bonds,
5.000%, due 10/01/35	625,000	685,077
JEA Electric System, Refunding, Revenue Bonds,
Series 3A,
5.000%, due 10/01/34	1,630,000	1,770,367
		6,332,895
Georgia: 3.6%
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,029,228
Georgia Ports Authority, Revenue Bonds,
5.000%, due 07/01/41	1,500,000	1,639,480
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,596,598
Series C,
5.000%, due 09/01/53[1]	1,000,000	1,063,620

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Georgia—(continued)
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	$1,000,000	$1,048,836
		6,377,762
Hawaii: 0.6%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,048,325

Illinois: 8.7%
Chicago Midway International Airport, Revenue Bonds,
Series C,
5.000%, due 01/01/34	1,500,000	1,611,505
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,000,000	1,010,929
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds, (BAM),
Series A,
5.000%, due 01/01/38	1,700,000	1,908,667
City of Chicago IL, GO Bonds,
Series A,
5.000%, due 01/01/44	500,000	512,577
City of Chicago IL, Refunding, GO Bonds,
Series A,
4.000%, due 01/01/35	1,250,000	1,241,459
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds,
5.000%, due 11/15/35	2,500,000	2,610,003
Illinois Finance Authority, University of Chicago, Refunded, Revenue Bonds,
Series A,
5.250%, due 04/01/43	900,000	1,002,076
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,523,058
Regional Transportation Authority, Revenue Bonds, (NATL),
6.500%, due 07/01/30	1,000,000	1,128,974
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,892,317
		15,441,565

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Indiana: 5.8%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series 1,
4.000%, due 10/01/36	$2,020,000	$2,056,830
Indiana Finance Authority, Indiana University Health Inc Obligated Group, Revenue Bonds,
Series B,
2.250%, due 12/01/58[1]	5,250,000	5,186,716
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,009,424
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,058,063
		10,311,033
Iowa: 0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,Class 1
5.000%, due 06/01/33	500,000	538,714

Kentucky: 1.8%
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, due 12/01/50[1]	1,000,000	1,004,605
Series A-1,
5.250%, due 04/01/54[1]	2,000,000	2,171,906
		3,176,511
Louisiana: 2.5%
Jefferson Sales Tax District, Revenue Bonds, (AGM),
Series B,
4.000%, due 12/01/32	1,895,000	1,943,732
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, (AGM),
Series B,
5.000%, due 01/01/28	1,500,000	1,503,277
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-3,
2.200%, due 06/01/37[1]	1,000,000	977,156
		4,424,165
Massachusetts: 1.2%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,038,021

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Michigan: 2.5%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds,
5.000%, due 07/01/38	$1,000,000	$1,093,067
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT,
Series P3,
5.000%, due 06/30/32	3,300,000	3,414,925
		4,507,992
Missouri: 1.1%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,018,690

Nebraska: 0.8%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,376,671

Nevada: 0.3%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/33	500,000	527,294

New Jersey: 4.1%
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds,
5.000%, due 07/01/33	1,000,000	1,068,437
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	6,000,000	6,259,885
		7,328,322
New Mexico: 1.2%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,093,449

New York: 7.8%
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,305,463
City of New York, Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,396,518
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,819,502

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series A,
4.000%, due 03/15/39	$2,190,000	$2,208,357
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT,
5.000%, due 12/01/35	2,000,000	2,112,467
5.000%, due 12/01/36	1,000,000	1,053,004
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds, (AGM),
4.250%, due 06/30/42	1,000,000	976,481
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A-P3,
5.000%, due 07/01/34	1,000,000	1,001,198
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,031,157
		13,904,147
North Carolina: 0.9%
Charlotte NC Airport Revenue, Revenue Bonds,
Series B,
5.000%, due 07/01/36	1,540,000	1,640,716

North Dakota: 0.8%
North Dakota Housing Finance Agency, Revenue Bonds,
Series C,
5.000%, due 07/01/42	1,330,000	1,406,474

Ohio: 3.0%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds,
Series A,
5.000%, due 12/01/41	1,500,000	1,676,196
Ohio Water Development Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/39	1,500,000	1,684,403
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series C,
2.750%, due 01/01/52[1]	1,980,000	1,938,906
		5,299,505
Oklahoma: 0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (AGM),
Series A,
4.000%, due 01/01/33	650,000	667,028

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania: 9.5%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	$3,190,000	$3,354,137
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds,
5.000%, due 06/01/31	1,500,000	1,587,863
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds,
5.000%, due 06/30/34	2,200,000	2,337,745
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds,
Series 134B,
5.000%, due 10/01/27	1,250,000	1,288,811
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,286,260
Philadelphia Authority for Industrial Development, Revenue Bonds,
5.000%, due 05/01/38	2,300,000	2,548,207
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding),
Series F,
5.000%, due 09/01/30	10,000	10,378
Philadelphia School District, GO Bonds, (State Aid Withholding),
Series A,
4.000%, due 09/01/35	1,500,000	1,514,646
Series A,
5.000%, due 09/01/31	1,000,000	1,049,921
Southeastern Pennsylvania Transportation Authority,Revenue Bonds,
5.250%, due 06/01/40	1,750,000	1,941,596
		16,919,564
Rhode Island: 1.9%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation),
4.000%, due 05/15/42	2,300,000	2,244,427
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A-SENIOR BONDS,
5.000%, due 12/01/30	1,125,000	1,188,332
		3,432,759

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
South Carolina: 0.9%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	$1,500,000	$1,507,870

Tennessee: 4.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/35	1,350,000	1,399,848
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
4.000%, due 07/01/33	1,500,000	1,525,702
Series C,
4.000%, due 01/01/32	3,000,000	3,146,209
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,000,000	1,021,670
		7,093,429
Texas: 11.1%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/37	1,000,000	1,137,720
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	1,000,000	1,053,806
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/37	2,500,000	2,767,029
City of El Paso TX, GO Bonds,
5.000%, due 08/15/34	2,000,000	2,043,524
Dayton Independent School District, GO Bonds, (PSF-GTD),
4.000%, due 02/15/40	1,400,000	1,387,711
Garland Independent School District, GO Bonds, (PSF-GTD),
Series A,
5.000%, due 02/15/42	2,000,000	2,182,009
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,746,622

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	$1,000,000	$1,001,005
Katy Independent School District, CIB, Refunding, GO Bonds, (PSF-GTD),
Series A,
3.000%, due 02/15/32	2,375,000	2,270,273
Midland Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 02/15/37	1,680,000	1,869,247
Plano Independent School District, GO Bonds,
5.000%, due 02/15/43	1,000,000	1,077,313
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds,
Series B,
5.500%, due 01/01/54[1]	1,000,000	1,119,036
		19,655,295
Virginia: 1.4%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds,
5.000%, due 12/31/42	1,000,000	1,046,860
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/39	1,350,000	1,486,784
		2,533,644
Washington: 3.9%
Energy Northwest, Bonneville Power Administration, Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/35	1,250,000	1,399,147
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	1,000,000	982,592
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,000,000	1,000,474
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,087,953
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,542,738

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Washington—(continued)
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	$948,674	$892,530
		6,905,434
Wisconsin: 3.4%
City of Milwaukee WI , GO Bonds, (AGM),
Series B4,
5.000%, due 04/01/35	2,000,000	2,218,637
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds,
5.000%, due 03/01/34	1,500,000	1,527,746
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	2,330,000	2,309,805
		6,056,188
Total municipal bonds (cost—$179,770,540)		175,211,162

	Number of shares
Short-term investments—0.2%
Investment companies: 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.824%[2] (cost $393,982)	393,982	$393,982
Total investments (cost—$180,164,522)—98.9%		175,605,144
Other assets in excess of liabilities—1.1%		2,023,423
Net assets—100.0%		$177,628,567

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$175,211,162	$—	$175,211,162
Short-term investments	—	393,982	—	393,982
Total	$—	$175,605,144	$—	$175,605,144

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Rates shown reflect yield at October 31, 2024.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Asset-backed securities: 1.1%
United States: 1.1%
Credit Acceptance Auto Loan Trust,
Series 2024-1A, Class A,
5.680%, due 03/15/34[2]		571,000	$576,987
GM Financial Automobile Leasing Trust,
Series 2024-1, Class A3,
5.090%, due 03/22/27		438,000	440,525
Merchants Fleet Funding LLC,
Series 2024-1A, Class A,
5.820%, due 04/20/37[2]		408,000	411,931
Tesla Auto Lease Trust,
Series 2024-A, Class A3,
5.300%, due 06/21/27[2]		219,000	220,210
Toyota Lease Owner Trust,
Series 2024-A, Class A3,
5.250%, due 04/20/27[2]		331,000	333,685
Total asset-backed securities (cost—$1,966,815)			1,983,338

Corporate bonds: 38.5%
Australia: 2.1%
Glencore Funding LLC
5.634%, due 04/04/34[2]		461,000	468,138
6.375%, due 10/06/30[2]		87,000	92,422
Santos Finance Ltd.
6.875%, due 09/19/33[2]		152,000	163,198
Westpac Banking Corp.
1.079%, due 04/05/27[3]	EUR	2,950,000	3,087,785
			3,811,543
Belgium: 0.3%
KBC Group NV
(fixed, converts to FRN on 03/05/29),
8.000%, due 09/05/28[3,4,5]	EUR	200,000	235,507
(fixed, converts to FRN on 10/16/29),
4.932%, due 10/16/30[2,4]		225,000	222,574
			458,081
Brazil: 0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[2,6]		429,000	372,265

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Canada: 4.8%
Bank of Montreal
0.125%, due 01/26/27[3]	EUR	3,100,000	$3,188,384
Emera, Inc.
Series 16-A, (fixed, converts to FRN on 06/15/26),
6.750%, due 06/15/76[4]		95,000	95,117
Enbridge, Inc.
5.300%, due 04/05/29		260,000	263,810
(fixed, converts to FRN on 01/15/28),
7.375%, due 01/15/83[4]		530,000	540,388
Series 2017-A,(fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77[4]		190,000	184,309
Toronto-Dominion Bank
0.864%, due 03/24/27[3]	EUR	2,950,000	3,074,732
3.666%, due 09/08/31[3]	EUR	700,000	798,899
(fixed, converts to FRN on 10/31/27),
8.125%, due 10/31/82[4]		275,000	289,755
Transcanada Trust
(fixed, converts to FRN on 09/15/29),
5.500%, due 09/15/79[4]		160,000	153,701
			8,589,095
Denmark: 0.6%
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,4]		230,000	234,671
(fixed, converts to FRN on 06/21/29),
4.750%, due 06/21/30[3,4]	EUR	350,000	402,519

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Denmark—(continued)
(fixed, converts to FRN on 09/11/25),
1.621%, due 09/11/26[2,4]		460,000	$446,047
			1,083,237
France: 2.7%
Alstom SA
(fixed, converts to FRN on 08/29/29),
5.868%, due 05/29/29[3,4,5]	EUR	100,000	113,047
BNP Paribas SA
(fixed, converts to FRN on 08/16/29),
7.750%, due 08/16/29[2,4,5]		425,000	440,145
BPCE SA
0.500%, due 02/24/27[3]	EUR	100,000	102,493
4.375%, due 07/13/28[3]	EUR	600,000	674,715
(fixed, converts to FRN on 01/18/26),
5.975%, due 01/18/27[2,4,6]		370,000	373,494
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,4]		830,000	872,824
(fixed, converts to FRN on 10/19/33),
7.003%, due 10/19/34[2,4]		250,000	272,709
Credit Agricole SA
(fixed, converts to FRN on 09/11/27),
4.631%, due 09/11/28[2,4]		250,000	247,996
(fixed, converts to FRN on 10/03/28),
6.316%, due 10/03/29[2,4,6]		355,000	371,215
Electricite de France SA
6.900%, due 05/23/53[2,6]		200,000	222,139
(fixed, converts to FRN on 06/01/28),
2.625%, due 12/01/27[3,4,5]	EUR	400,000	408,472

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
France—(continued)
(fixed, converts to FRN on 09/15/30),
3.375%, due 06/15/30[3,4,5]	EUR	200,000	$200,603
Engie SA
(fixed, converts to FRN on 06/14/30),
4.750%, due 03/14/30[3,4,5]	EUR	200,000	223,728
TotalEnergies Capital SA
5.275%, due 09/10/54[6]		100,000	95,964
TotalEnergies SE
(fixed, converts to FRN on 09/04/30),
2.000%, due 06/04/30[3,4,5]	EUR	250,000	242,704
			4,862,248
Germany: 1.2%
Commerzbank AG
(fixed, converts to FRN on 04/09/32),
7.875%, due 10/09/31[3,4,5]	EUR	200,000	235,226
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,4]	EUR	800,000	871,853
Deutsche Bank AG
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[4]		185,000	195,010
RWE Finance U.S. LLC
5.875%, due 04/16/34[2]		150,000	152,516
Volkswagen Leasing GmbH
0.625%, due 07/19/29[3]	EUR	200,000	189,347
Vonovia SE
0.625%, due 12/14/29[3]	EUR	400,000	378,928
5.000%, due 11/23/30[3]	EUR	100,000	117,032
			2,139,912

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Hong Kong: 0.1%
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]		200,000	$195,746

India: 0.2%
Muthoot Finance Ltd.
7.125%, due 02/14/28[2]		340,000	345,610

Indonesia: 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[3]		202,000	204,714

Ireland: 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32		150,000	131,887
5.750%, due 06/06/28[6]		175,000	179,557
AIB Group PLC
(fixed, converts to FRN on 04/04/27),
2.250%, due 04/04/28[3,4]	EUR	500,000	531,752
(fixed, converts to FRN on 04/30/30),
7.125%, due 10/30/29[3,4,5]	EUR	200,000	225,980
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[2]		385,000	381,878
4.250%, due 04/15/26[2]		1,105,000	1,087,276
5.750%, due 03/01/29[2]		741,000	750,574
5.750%, due 11/15/29[2]		165,000	167,568
6.375%, due 05/04/28[2]		155,000	159,724
Bank of Ireland Group PLC
(fixed, converts to FRN on 07/04/30),
5.000%, due 07/04/31[3,4]	EUR	300,000	350,779
			3,966,975

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Italy: 1.3%
Enel Finance International NV
5.500%, due 06/15/52[2,6]		200,000	$191,630
Enel SpA
(fixed, converts to FRN on 07/16/28),
6.375%, due 04/16/28[3,4,5]	EUR	300,000	349,270
Intesa Sanpaolo SpA
5.250%, due 01/13/30[3]	EUR	300,000	356,079
6.625%, due 06/20/33[2]		405,000	429,757
UniCredit SpA
0.850%, due 01/19/31[3]	EUR	350,000	325,298
(fixed, converts to FRN on 01/17/28),
4.800%, due 01/17/29[3,4]	EUR	400,000	456,500
(fixed, converts to FRN on 06/03/26),
7.500%, due 06/03/26[3,4,5]	EUR	200,000	225,708
			2,334,242
Japan: 0.5%
Rakuten Group, Inc.
11.250%, due 02/15/27[2]		248,000	269,700
Takeda Pharmaceutical Co. Ltd.
5.300%, due 07/05/34[6]		200,000	202,667
5.650%, due 07/05/54[6]		200,000	203,206
5.800%, due 07/05/64		200,000	203,195
			878,768
Mexico: 0.7%
Petroleos Mexicanos
5.950%, due 01/28/31[6]		900,000	774,000
6.700%, due 02/16/32		530,000	470,211
			1,244,211

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Netherlands: 0.4%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 12/01/26),
0.375%, due 12/01/27[3,4]	EUR	100,000	$102,888
ING Groep NV
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[4,5,6]		580,000	573,431
			676,319
New Zealand: 0.7%
Westpac Securities NZ Ltd.
3.750%, due 04/20/28[3]	EUR	1,039,000	1,163,851

Norway: 0.5%
Aker BP ASA
5.600%, due 06/13/28[2]		205,000	208,673
6.000%, due 06/13/33[2]		205,000	209,406
DNB Bank ASA
(fixed, converts to FRN on 11/05/29),
4.853%, due 11/05/30[2,4,7]		400,000	398,838
			816,917
Spain: 1.7%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/19/29),
9.375%, due 03/19/29[4,5]		200,000	216,554
Banco Santander SA
6.607%, due 11/07/28		400,000	424,562
(fixed, converts to FRN on 05/21/29),
9.625%, due 11/21/28[4,5]		400,000	437,265
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,4]		415,000	421,780

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Spain—(continued)
(fixed, converts to FRN on 07/16/30),
7.500%, due 01/16/30[3,4,5]	EUR	400,000	$466,265
(fixed, converts to FRN on 07/19/28),
5.000%, due 07/19/29[3,4]	EUR	400,000	460,300
(fixed, converts to FRN on 09/13/33),
6.840%, due 09/13/34[2,4]		230,000	248,661
Iberdrola Finanzas SA
(fixed, converts to FRN on 07/25/28),
4.875%, due 04/25/28[3,4,5]	EUR	200,000	223,886
Telefonica Europe BV
(fixed, converts to FRN on 11/23/28),
7.125%, due 08/23/28[3,4,5]	EUR	100,000	119,687
			3,018,960
Turkey: 0.1%
Turkiye Varlik Fonu Yonetimi AS
8.250%, due 02/14/29[3]		210,000	220,229

United Kingdom: 4.8%
BAT Capital Corp.
4.540%, due 08/15/47		157,000	125,764
Eversholt Funding PLC
6.359%, due 12/02/25[3]	GBP	301,000	392,304
Gatwick Funding Ltd.
6.125%, due 03/02/26[3]	GBP	100,000	130,559
Heathrow Funding Ltd.
1.125%, due 10/08/30[3]	EUR	300,000	284,822
6.450%, due 12/10/31[3]	GBP	350,000	474,138
6.750%, due 12/03/26[3]	GBP	478,000	634,208

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 03/04/29),
5.546%, due 03/04/30[4]		440,000	$447,220
(fixed, converts to FRN on 06/17/31),
4.600%, due 12/17/30[4,5,6]		365,000	322,352
(fixed, converts to FRN on 09/11/34),
6.950%, due 03/11/34[4,5]		200,000	199,163
Lloyds Banking Group PLC
(fixed, converts to FRN on 08/07/26),
5.985%, due 08/07/27[4]		240,000	244,448
(fixed, converts to FRN on 09/27/31),
6.750%, due 09/27/31[4,5,6]		275,000	263,703
Nationwide Building Society
2.000%, due 04/28/27[3]	EUR	300,000	318,821
(fixed, converts to FRN on 12/20/27),
5.750%, due 06/20/27[3,4,5]	GBP	200,000	247,895
NatWest Group PLC
(fixed, converts to FRN on 05/10/34),
8.125%, due 11/10/33[4,5,6]		275,000	294,680
(fixed, converts to FRN on 06/29/26),
6.000%, due 12/29/25[4,5,6]		370,000	369,261
(fixed, converts to FRN on 09/06/27),
4.067%, due 09/06/28[3,4]	EUR	505,000	562,619
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[4]		425,000	435,139

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[4]		814,000	$827,114
Segro Capital SARL
1.250%, due 03/23/26[3]	EUR	200,000	212,090
Standard Chartered PLC
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,4]		343,000	325,147
(fixed, converts to FRN on 02/08/27),
6.750%, due 02/08/28[2,4]		819,000	847,984
(fixed, converts to FRN on 02/15/28),
7.750%, due 08/15/27[2,4,5]		200,000	205,500
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3,4]	EUR	200,000	207,482
(fixed, converts to FRN on 10/15/29),
5.005%, due 10/15/30[2,4]		200,000	197,627
			8,570,040
United States: 13.3%
AbbVie, Inc.
4.050%, due 11/21/39		81,000	71,181
4.250%, due 11/21/49		230,000	195,307
Accenture Capital, Inc.
4.500%, due 10/04/34		90,000	86,996
Ameren Illinois Co.
5.900%, due 12/01/52		40,000	42,767
American Airlines Pass-Through Trust
Series 2016-3, Class A,
3.250%, due 10/15/28		49,820	45,453

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Series 2017-2, Class A,
3.600%, due 10/15/29		61,579	$56,256
Bank of America Corp.
(fixed, converts to FRN on 04/25/28),
5.202%, due 04/25/29[4,6]		325,000	328,192
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[4]		905,000	934,141
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[4]		311,000	264,448
Baxter International, Inc.
2.539%, due 02/01/32[6]		370,000	311,133
Berry Global, Inc.
5.650%, due 01/15/34[2]		130,000	129,810
Boeing Co.
6.858%, due 05/01/54[2]		215,000	230,529
BP Capital Markets PLC
(fixed, converts to FRN on 03/01/34),
6.450%, due 12/01/33[4,5,6]		280,000	292,194
(fixed, converts to FRN on 06/22/29),
3.625%, due 03/22/29[3,4,5]	EUR	200,000	213,761
Broadcom, Inc.
3.137%, due 11/15/35[2]		80,000	65,733
3.419%, due 04/15/33[2]		180,000	158,593
Cadence Design Systems, Inc.
4.700%, due 09/10/34		240,000	234,178
Cencora, Inc.
2.700%, due 03/15/31[6]		337,000	294,981
2.800%, due 05/15/30[6]		76,000	68,333

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
5.125%, due 02/15/34	169,000	$167,888
CF Industries, Inc.
4.950%, due 06/01/43	159,000	142,875
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	250,000	219,580
3.500%, due 06/01/41	275,000	188,234
Cheniere Energy Partners LP
4.500%, due 10/01/29	440,000	423,636
Citigroup, Inc.
(fixed, converts to FRN on 02/13/29),
5.174%, due 02/13/30[4]	580,000	583,900
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[4]	460,000	440,913
(fixed, converts to FRN on 05/01/31),
2.561%, due 05/01/32[4]	210,000	179,713
Columbia Pipelines Operating Co. LLC
5.927%, due 08/15/30[2,6]	65,000	67,546
6.036%, due 11/15/33[2]	230,000	238,179
Comcast Corp.
2.937%, due 11/01/56	300,000	185,364
ConocoPhillips Co.
5.550%, due 03/15/54	130,000	129,759
Constellation Energy Generation LLC
6.250%, due 10/01/39	175,000	186,509
6.500%, due 10/01/53	80,000	88,023
Duke Energy Corp.
5.800%, due 06/15/54	55,000	55,136

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Edison International
5.450%, due 06/15/29	295,000	$299,976
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[4]	175,000	183,601
Series A,(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[4,5]	205,000	202,959
Energy Transfer LP
5.550%, due 02/15/28	402,000	410,517
5.600%, due 09/01/34[6]	80,000	80,592
5.750%, due 02/15/33	225,000	229,363
(fixed, converts to FRN on 10/01/29),
7.125%, due 10/01/54[4]	355,000	358,775
EnLink Midstream LLC
6.500%, due 09/01/30[2,6]	245,000	258,027
Entergy Arkansas LLC
5.750%, due 06/01/54	45,000	46,466
Entergy Corp.
(fixed, converts to FRN on 12/01/29),
7.125%, due 12/01/54[4]	85,000	86,902
Entergy Texas, Inc.
5.550%, due 09/15/54	30,000	29,844
Enterprise Products Operating LLC
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78[4]	74,000	71,018
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[4]	105,000	103,360

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 09/06/29),
4.895%, due 09/06/30[4]		80,000	$79,091
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2]		210,000	195,196
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	759,388
5.800%, due 03/08/29		270,000	270,269
General Electric Co.
4.125%, due 09/19/35[3]	EUR	88,000	99,325
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[4]		345,000	354,704
(fixed, converts to FRN on 05/01/28),
4.223%, due 05/01/29[4]		665,000	649,848
(fixed, converts to FRN on 07/23/29),
5.049%, due 07/23/30[4]		310,000	310,716
(fixed, converts to FRN on 07/23/34),
5.330%, due 07/23/35[4]		110,000	109,876
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[4]		280,000	264,732
(fixed, converts to FRN on 10/23/29),
4.692%, due 10/23/30[4]		290,000	286,208
(fixed, converts to FRN on 10/23/34),
5.016%, due 10/23/35[4]		130,000	126,933
HCA, Inc.
3.500%, due 09/01/30		117,000	107,314
3.500%, due 07/15/51		190,000	129,396

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
4.625%, due 03/15/52	105,000	$86,300
5.250%, due 06/15/49	10,000	9,062
5.450%, due 09/15/34	235,000	233,332
5.950%, due 09/15/54	6,000	5,985
Hyundai Capital America
4.875%, due 11/01/27[7]	360,000	359,931
ITC Holdings Corp.
2.950%, due 05/14/30[2]	45,000	40,514
5.400%, due 06/01/33[2]	370,000	371,640
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250%, due 11/15/53[2]	120,000	134,687
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]	330,000	281,811
KeyCorp
(fixed, converts to FRN on 03/06/34),
6.401%, due 03/06/35[4]	141,000	148,780
Kroger Co.
5.000%, due 09/15/34	135,000	132,787
5.500%, due 09/15/54	75,000	72,833
Marvell Technology, Inc.
2.950%, due 04/15/31	79,000	69,872
5.750%, due 02/15/29	67,000	68,980
5.950%, due 09/15/33	109,000	114,089
Meta Platforms, Inc.
5.400%, due 08/15/54	120,000	120,549

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Monongahela Power Co.
5.850%, due 02/15/34[2]		60,000	$61,862
Morgan Stanley
(fixed, converts to FRN on 04/19/34),
5.831%, due 04/19/35[4]		170,000	176,684
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[4]		655,000	667,644
(fixed, converts to FRN on 07/21/33),
5.424%, due 07/21/34[4]		250,000	252,577
(fixed, converts to FRN on 10/18/29),
4.654%, due 10/18/30[4]		480,000	473,380
Netflix, Inc.
4.625%, due 05/15/29	EUR	700,000	809,403
NextEra Energy Capital Holdings, Inc.
(fixed, converts to FRN on 06/15/34),
6.750%, due 06/15/54[4]		365,000	382,204
NiSource, Inc.
(fixed, converts to FRN on 11/30/29),
6.950%, due 11/30/54[4]		190,000	194,697
Occidental Petroleum Corp.
4.625%, due 06/15/45		85,000	67,100
5.375%, due 01/01/32		50,000	49,366
Pacific Gas & Electric Co.
5.800%, due 05/15/34		265,000	272,529
6.150%, due 01/15/33		210,000	219,744
6.750%, due 01/15/53		143,000	156,406
6.950%, due 03/15/34		240,000	266,149

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
PNC Financial Services Group, Inc.
(fixed, converts to FRN on 10/21/31),
4.812%, due 10/21/32[4]		155,000	$151,964
Prologis Euro Finance LLC
1.000%, due 02/06/35	EUR	200,000	166,965
Prudential Financial, Inc.
(fixed, converts to FRN on 03/15/34),
6.500%, due 03/15/54[4]		124,000	129,344
Realty Income Corp.
5.125%, due 07/06/34	EUR	100,000	119,906
San Diego Gas & Electric Co.
5.350%, due 04/01/53		170,000	166,151
Solventum Corp.
5.450%, due 03/13/31[2]		290,000	292,436
Southern Co. Gas Capital Corp.
5.750%, due 09/15/33		100,000	104,060
Series 20-A, 1.750%, due 01/15/31		220,000	181,996
Take-Two Interactive Software, Inc.
5.600%, due 06/12/34		40,000	40,679
T-Mobile USA, Inc.
3.375%, due 04/15/29		320,000	300,448
U.S. Bancorp
(fixed, converts to FRN on 01/23/34),
5.678%, due 01/23/35[4]		65,000	66,628
Uber Technologies, Inc.
4.800%, due 09/15/34		245,000	237,506

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Virginia Electric & Power Co.
5.000%, due 01/15/34		180,000	$178,412
5.550%, due 08/15/54		20,000	20,178
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]		209,000	203,090
6.000%, due 04/15/34[2]		65,000	67,079
Warnermedia Holdings, Inc.
4.054%, due 03/15/29		245,000	228,882
4.279%, due 03/15/32		300,000	262,900
5.050%, due 03/15/42		355,000	283,305
Wells Fargo & Co.
(fixed, converts to FRN on 04/22/27),
5.707%, due 04/22/28[4]		460,000	468,926
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[4]		106,000	107,793
(fixed, converts to FRN on 10/23/28),
6.303%, due 10/23/29[4]		38,000	39,822
WPC Eurobond BV
1.350%, due 04/15/28	EUR	200,000	203,265
			23,748,269
Total corporate bonds (cost—$67,169,657)			68,701,232

Mortgage-backed securities: 2.5%
Spain: 0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A,
3 mo. EURIBOR + 0.150%,
3.358%, due 01/18/49[3,4]	EUR	215,199	231,248
			231,248

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Mortgage-backed securities—(continued)
United Kingdom: 0.5%
Gemgarto PLC, Series 2021-1A, Class A,
1 day GBP SONIA + 0.590%,
5.570%, due 12/16/67[2,4]	GBP	141,853	$182,804
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A,
1 day GBP SONIA + 0.290%,
5.270%, due 01/21/70[2,4]	GBP	600,000	771,086
			953,890
United States: 1.9%
Angel Oak Mortgage Trust, Series 2020-1, Class A1,
2.466%, due 12/25/59[2,4]		58,137	55,794
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B,
4.575%, due 09/10/58[4]		470,000	430,888
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C,
4.918%, due 01/15/49[4]		320,000	294,776
Federal National Mortgage Association REMICS, Series 2021-86, Class T,
2.500%, due 09/25/48		1,510,155	1,325,023
GS Mortgage Securities Trust, Series 2017-GS6, Class C,
4.322%, due 05/10/50[4]		350,000	265,353

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
United States—(continued)
OBX Trust
Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%,
5.602%, due 02/25/60[2,4]	66,278	$64,147
Series 2023-NQM1, Class A1,
6.120%, due 11/25/62[2,4]	189,775	190,336
Starwood Mortgage Residential Trust, Series 2020-1, Class A1,
2.275%, due 02/25/50[2,4]	13,869	13,188
UBS Commercial Mortgage Trust
Series 2017-C1, Class C,
4.430%, due 11/15/50[4]	360,000	326,108
Series 2018-C11, Class B,
4.713%, due 06/15/51[4]	440,000	391,973
Verus Securitization Trust, Series 2020-1, Class A1,
3.417%, due 01/25/60[2,4]	49,018	47,715
		3,405,301
Total mortgage-backed securities (cost—$5,009,855)		4,590,439

Non-U.S. government agency obligations: 38.0%
Bahrain: 0.3%
Bahrain Government International Bonds
6.750%, due 09/20/29[3]	545,000	557,262

Bermuda: 0.5%
Bermuda Government International Bonds
4.750%, due 02/15/29[2]	910,000	894,139

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Brazil: 0.4%
Brazil Government International Bonds
3.875%, due 06/12/30		725,000	$659,199

Canada: 3.6%
Hydro-Quebec Series 19,
6.500%, due 02/15/35	CAD	750,000	652,789
Province of British Columbia
2.800%, due 06/18/48	CAD	300,000	168,477
Province of Ontario
3.650%, due 06/02/33	CAD	3,430,000	2,441,388
Province of Quebec
3.600%, due 09/01/33	CAD	3,360,000	2,377,954
5.000%, due 12/01/41	CAD	1,100,000	863,978
			6,504,586
China: 9.3%
China Government Bonds
Series INBK, 2.120%, due 06/25/31	CNY	60,000,000	8,486,465
Series INBK, 2.280%, due 03/25/31	CNY	50,000,000	7,134,927
4.500%, due 05/22/34[3]	CNY	6,000,000	994,647
			16,616,039
Colombia: 0.6%
Colombia Government International Bonds
3.250%, due 04/22/32		950,000	732,925
7.750%, due 11/07/36[7]		330,000	324,152
			1,057,077
Dominican Republic: 0.4%
Dominican Republic International Bonds
4.875%, due 09/23/32[3]		720,000	655,920

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
France: 3.0%
French Republic Government Bonds OAT
Series OAT, 0.000%, due 05/25/32[3,8]	EUR	3,050,000	$2,668,591
Series OAT, 2.000%, due 11/25/32[3]	EUR	2,650,000	2,683,521
			5,352,112
Germany: 2.3%
Bundesrepublik Deutschland Bundesanleihe
2.500%, due 08/15/54[3]	EUR	3,887,697	4,145,703

Hungary: 1.0%
Hungary Government Bonds Series 35/A,
7.000%, due 10/24/35	HUF	248,510,000	663,799
Hungary Government International Bonds
5.500%, due 03/26/36[2]		321,000	309,264
6.125%, due 05/22/28[2]		291,000	298,275
6.125%, due 05/22/28[3]		500,000	512,500
			1,783,838
Indonesia: 0.8%
Indonesia Treasury Bonds Series FR73,
8.750%, due 05/15/31	IDR	19,821,000,000	1,389,175

Israel: 0.8%
Israel Government International Bonds
Series 5Y, 5.375%, due 03/12/29		480,000	480,900
Series 10Y, 5.500%, due 03/12/34		967,000	937,990
			1,418,890
Italy: 0.8%
Italy Buoni Poliennali del Tesoro Series 7Y,
3.500%, due 02/15/31[3]	EUR	1,300,000	1,435,569

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Japan: 3.4%
Japan Government Ten Year Bonds Series 370,
0.500%, due 03/20/33	JPY	199,400,000	$1,284,394
Japan Government Thirty Year Bonds Series 74,
1.000%, due 03/20/52	JPY	369,600,000	1,863,325
Japan Government Twenty Year Bonds
Series 183, 1.400%, due 12/20/42	JPY	224,900,000	1,417,267
Series 186, 1.500%, due 09/20/43	JPY	240,500,000	1,527,461
			6,092,447
Mexico: 1.5%
Mexico Bonos Series M,
7.750%, due 05/29/31	MXN	46,000,000	2,059,563
Mexico Government International Bonds
4.490%, due 05/25/32	EUR	496,000	539,632
			2,599,195
Morocco: 0.2%
Morocco Government International Bonds
2.375%, due 12/15/27[2]		340,000	309,740

Romania: 0.4%
Romania Government International Bonds
1.750%, due 07/13/30[3]	EUR	810,000	750,290

South Korea: 1.3%
Korea Treasury Bonds Series 3406,
3.500%, due 06/10/34	KRW	3,193,870,000	2,388,204

Spain: 3.5%
Spain Government Bonds
3.150%, due 04/30/33[3]	EUR	1,400,000	1,544,779

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Spain—(continued)
3.550%, due 10/31/33[3]	EUR	4,200,000	$4,760,428
			6,305,207
Supranationals: 1.0%
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	205,410
4.700%, due 10/22/31[3]		850,000	773,500
European Union
3.000%, due 03/04/53[3]	EUR	866,628	880,533
			1,859,443
Turkey: 0.4%
Republic of Turkiye
6.500%, due 01/03/35		657,000	622,507

United Kingdom: 2.5%
U.K. Gilts
1.250%, due 07/31/51[3]	GBP	700,000	420,691
1.625%, due 10/22/28[3]	GBP	1,105,000	1,295,752
3.750%, due 10/22/53[3]	GBP	1,600,000	1,705,273
4.375%, due 07/31/54[3]	GBP	880,000	1,045,828
			4,467,544
Total non-U.S. government agency obligations (cost—$70,193,571)			67,864,086

U.S. government agency obligations: 15.2%
United States: 15.2%
Federal Home Loan Mortgage Corp.
4.500%, due 09/01/52		1,737,872	1,653,280
5.000%, due 01/01/53		904,517	880,111
5.500%, due 05/01/53		3,718,883	3,686,475
6.000%, due 06/01/53		520,686	524,098
6.000%, due 07/01/53		864,149	870,340
6.000%, due 08/01/53		1,473,977	1,483,636
6.000%, due 07/01/54		612,474	619,548

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
United States—(continued)
Federal National Mortgage Association
2.500%, due 07/01/51	3,408,737	$2,856,166
2.500%, due 02/01/52	713,186	592,002
2.500%, due 05/01/52	774,146	648,174
3.000%, due 08/01/51	1,788,963	1,562,841
3.000%, due 11/01/51	1,842,997	1,605,184
3.000%, due 01/01/52	1,536,381	1,342,200
3.000%, due 03/01/52	726,949	632,033
3.000%, due 05/01/52	1,046,649	902,099
3.000%, due 07/01/52	857,635	739,089
3.500%, due 04/01/52	4,212,678	3,806,482
3.500%, due 05/01/58	1,208,056	1,086,422
6.500%, due 10/01/53	1,575,194	1,607,703
Total U.S. government agency obligations (cost—$27,724,252)		27,097,883

	Face
	amount[1]	Value
U.S. Treasury obligations: 2.0%
United States: 2.0%
U.S. Treasury Notes,
3.750%, due 08/31/26	3,550,000	$3,522,959
Total U.S. Treasury obligations (cost—$3,562,494)		3,522,959

	Number of
	shares
Short-term investments: 1.7%
Investment companies: 1.7%
State Street Institutional U.S. Government Money Market Fund, 4.824%[9] (cost $3,008,703)	3,008,703	3,008,703

Investment of cash collateral from securities loaned—3.0%
Money market funds—3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[9] (cost $5,427,225)	5,427,225	5,427,225
Total investments (cost $184,062,572)[10]—102.0%		182,195,865
Liabilities in excess of other assets—(2.0)%		(3,638,702)
Net assets—100.0%		$178,557,163

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
67	EUR	3 Month Euro Euribor Futures	June 2025	$17,855,364	$17,827,173	$(28,191)
67	EUR	3 Month Euro Euribor Futures	September 2025	17,881,796	17,839,016	(42,780)
75	USD	3 Month SOFR Futures	December 2025	18,197,011	18,052,500	(144,511)
26	AUD	Australian Bond 10 Year Futures	December 2024	2,001,656	1,913,727	(87,929)
60	EUR	Eurex Short-term Euro-BTP Futures	December 2024	6,979,506	6,974,870	(4,636)
156	EUR	EURO Schatz 2 Year Index Futures	December 2024	18,100,898	18,078,664	(22,234)
64	EUR	Italian Government Bond Futures	December 2024	8,358,211	8,322,592	(35,619)
4	JPY	Japan Government Bond 10 Year Futures	December 2024	3,796,250	3,795,972	(278)
8	GBP	United Kingdom Long Gilt Bond Futures	December 2024	1,023,371	970,080	(53,291)
U.S. Treasury futures buy contracts:
56	USD	U.S. Long Bond Futures	December 2024	$6,993,433	$6,606,250	$(387,183)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
125	USD	U.S. Treasury Note 2 Year Futures	December 2024	$26,069,422	$25,743,164	$(326,258)
Total				$127,256,918	$126,124,008	$(1,132,910)
Index futures sell contracts:
33	EUR	EURO Bobl 5 Year Index Future	December 2024	$(4,281,099)	$(4,241,082)	$40,017
Interest rate futures sell contracts:
67	EUR	3 Month Euro Euribor Futures	March 2027	$(17,853,384)	$(17,811,687)	$41,697
67	EUR	3 Month Euro Euribor Futures	December 2026	(17,860,957)	(17,816,241)	44,716
75	USD	3 Month SOFR Futures	June 2027	(18,184,514)	(18,060,937)	123,577
28	CAD	Canadian Bond 10 Year Futures	December 2024	(2,503,429)	(2,453,205)	50,224
26	EUR	Euro Bund 10 Year Futures	December 2024	(3,776,921)	(3,727,501)	49,420
8	EUR	German Euro Buxl 30 Year Futures	December 2024	(1,173,978)	(1,151,797)	22,181
U.S. Treasury futures sell contracts:
44	USD	U.S. Treasury Note 10 Year Futures	December 2024	$(5,036,736)	$(4,860,625)	$176,111
36	USD	U.S. Treasury Note 5 Year Futures	December 2024	(3,893,273)	(3,860,438)	32,835
25	USD	Ultra U.S. Treasury Bond Futures	December 2024	(3,318,633)	(3,140,625)	178,008
86	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2024	(9,980,979)	(9,782,500)	198,479
Total				$(87,863,903)	$(86,906,638)	$957,265
Net unrealized appreciation (depreciation)						$(175,645)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	342,588	TRY	14,681,607	01/22/25	$52,570
BB	EUR	50,000	USD	55,013	11/25/24	579
BB	EUR	108,139	USD	117,079	11/25/24	(650)
BB	GBP	796,091	USD	1,035,128	11/25/24	8,638
BB	SEK	2,341,517	USD	225,734	11/25/24	5,744
BB	USD	38,415	CNY	270,872	11/25/24	(286)
BB	USD	206,318	EUR	190,000	11/25/24	533
BB	USD	454,152	GBP	349,231	11/25/24	(3,850)
BB	USD	159,425	RON	726,166	11/25/24	(718)
BNP	AUD	72,106	USD	47,888	11/25/24	424
BNP	CAD	625,436	EUR	417,037	11/25/24	4,495
BNP	CNY	857,160	USD	120,298	11/25/24	(360)
BNP	EUR	417,364	PLN	1,806,727	11/25/24	(3,283)
BNP	EUR	749,000	USD	813,976	11/25/24	(1,450)
BNP	HUF	395,327,101	USD	1,075,728	11/25/24	23,356
BNP	JPY	18,553,605	USD	124,507	11/25/24	2,081
BNP	USD	457,620	AUD	680,178	11/25/24	(9,894)
BNP	USD	45,408	CAD	62,445	11/25/24	(525)
BNP	USD	458,078	CHF	389,729	11/25/24	(5,739)
BNP	USD	388,410	DKK	2,646,151	11/25/24	(2,133)
BNP	USD	92,918	EUR	85,000	11/25/24	(379)
BNP	USD	456,693	JPY	67,556,742	11/25/24	(10,921)
BNP	USD	455,823	NZD	750,670	11/25/24	(7,087)
CITI	AUD	679,131	EUR	416,552	11/25/24	6,457

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	AUD	36,000	USD	23,902	11/25/24	$205
CITI	CAD	629,052	USD	457,027	11/25/24	4,901
CITI	EUR	1,346,714	USD	1,470,914	11/25/24	4,765
CITI	EUR	163,859	USD	178,043	11/25/24	(348)
CITI	GBP	344,343	JPY	68,185,091	11/25/24	5,919
CITI	GBP	349,340	USD	455,729	11/25/24	5,285
CITI	JPY	68,004,250	GBP	351,057	11/25/24	3,931
CITI	JPY	68,142,790	USD	456,672	11/25/24	7,033
CITI	USD	6,533	CAD	9,000	11/25/24	(64)
CITI	USD	84,204	EUR	78,000	11/25/24	713
CITI	USD	1,633,358	EUR	1,494,533	11/25/24	(6,279)
CITI	USD	518,737	GBP	398,082	11/25/24	(5,446)
CITI	USD	801,632	JPY	117,792,662	11/25/24	(24,379)
CITI	USD	458,070	NZD	748,004	11/25/24	(10,928)
CITI	USD	228,863	ZAR	4,043,333	11/25/24	73
GSI	TRY	11,081,434	USD	267,603	01/22/25	(30,656)
GSI	EUR	2,920,632	USD	3,202,146	11/25/24	22,493
GSI	JPY	68,669,035	EUR	414,622	11/25/24	(1,719)
GSI	SGD	599,793	USD	457,027	11/25/24	2,381
GSI	USD	801,640	JPY	117,732,858	11/25/24	(24,781)
GSI	USD	1,448,261	MXN	29,029,905	11/25/24	(2,765)
GSI	USD	914,419	SEK	9,472,802	11/25/24	(24,430)
GSI	USD	2,275,300	SGD	2,966,538	11/25/24	(26,650)
HSBC	AUD	20,000	USD	13,570	11/25/24	405
HSBC	CAD	33,600	USD	24,396	11/25/24	246
HSBC	CNY	788,199	USD	111,858	11/25/24	908
HSBC	EUR	1,459,680	USD	1,603,842	11/25/24	14,708
HSBC	GBP	246,962	USD	321,323	11/25/24	2,888
HSBC	JPY	5,167,800	USD	35,066	11/25/24	967
HSBC	USD	69,530	CAD	94,468	11/25/24	(1,632)
HSBC	USD	456,893	EUR	420,000	11/25/24	355
HSBC	USD	19,432	GBP	15,000	11/25/24	(91)
MSCI	TRY	3,600,173	USD	88,871	01/22/25	(8,028)
MSCI	AUD	1,407,355	USD	946,411	11/25/24	20,020
MSCI	CAD	8,200	USD	5,954	11/25/24	61
MSCI	CNY	445,965	USD	63,125	11/25/24	349
MSCI	EUR	226,866	USD	246,538	11/25/24	(448)
MSCI	GBP	44,954	USD	58,856	11/25/24	892
MSCI	HUF	411,617	USD	1,096	11/25/24	1
MSCI	JPY	17,216,529	USD	113,429	11/25/24	(174)
MSCI	MXN	53,888,995	USD	2,770,774	11/25/24	87,460
MSCI	THB	30,227,573	USD	912,944	11/25/24	15,965
MSCI	USD	4,438,910	AUD	6,593,443	11/25/24	(98,781)
MSCI	USD	552,470	CHF	472,846	11/25/24	(3,661)
MSCI	USD	260,167	CZK	6,012,490	11/25/24	(1,775)
MSCI	USD	25,252	EUR	23,000	11/25/24	(212)
MSCI	USD	1,273,968	GBP	975,650	11/25/24	(15,954)
MSCI	USD	51,824	HUF	19,397,397	11/25/24	(188)
MSCI	USD	310,159	ILS	1,165,259	11/25/24	1,983

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	10,333,000	JPY	1,535,506,579	11/25/24	$(200,981)
MSCI	USD	146,507	NOK	1,572,230	11/25/24	(3,560)
MSCI	USD	399,163	PLN	1,568,446	11/25/24	(7,560)
MSCI	USD	1,556,642	THB	51,610,470	11/25/24	(25,144)
SSB	CAD	1,887,439	USD	1,369,599	11/25/24	13,018
SSB	USD	798,285	NZD	1,310,599	11/25/24	(14,834)
TDB	EUR	417,230	CHF	388,990	11/25/24	(2,752)
Net unrealized appreciation (depreciation)						$(268,693)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$1,983,338	$—	$1,983,338
Corporate bonds	—	68,701,232	—	68,701,232
Mortgage-backed securities	—	4,590,439	—	4,590,439
Non-U.S. government agency obligations	—	67,864,086	—	67,864,086
U.S. government agency obligations	—	27,097,883	—	27,097,883
U.S. Treasury obligations	—	3,522,959	—	3,522,959
Short-term investments	—	3,008,703	—	3,008,703
Investment of cash collateral from securities loaned	—	5,427,225	—	5,427,225
Futures contracts	957,265	—	—	957,265
Forward foreign currency contracts	—	322,802	—	322,802
Total	$957,265	$182,518,667	$—	$183,475,932

Liabilities
Futures contracts	$(1,132,910)	$—	$—	$(1,132,910)
Forward foreign currency contracts	—	(591,495)	—	(591,495)
Total	$(1,132,910)	$(591,495)	$—	$(1,724,405)

At October 31, 2024, there were no transfers in or out of Level 3.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2024 (unaudited)

Portfolio footnotes

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $19,676,875, represented 11.0% of the Portfolios net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Perpetual investment. Date shown reflects the next call date.
6	Security, or portion thereof, was on loan at the period end.
7	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
8	Zero coupon bond.
9	Rates shown reflect yield at October 31, 2024.
10	Includes $5,625,838 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,427,225 and non-cash collateral of $332,357.

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—95.9%
Advertising: 0.7%
Advantage Sales & Marketing, Inc.
6.500%, due 11/15/28[2]		75,000	$70,200
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]		75,000	72,710
7.500%, due 06/01/29[2]		125,000	106,826
7.750%, due 04/15/28[2]		200,000	178,002
7.875%, due 04/01/30[2]		100,000	101,959
Lamar Media Corp.
3.750%, due 02/15/28		25,000	23,764
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		125,000	117,220
4.625%, due 03/15/30[2]		175,000	162,788
5.000%, due 08/15/27[2]		200,000	196,973
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	275,000	298,077
			1,328,519
Aerospace & defense: 1.6%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[2]		50,000	51,111
Boeing Co.
6.528%, due 05/01/34[2]		75,000	79,076
Bombardier, Inc.
6.000%, due 02/15/28[2]		175,000	174,804
7.250%, due 07/01/31[2]		50,000	51,658
7.500%, due 02/01/29[2]		100,000	104,125
7.875%, due 04/15/27[2]		305,000	305,601
Evander Gold Mines Ltd.
10.000%, due 04/19/26[4,5,6]	EUR	106,300	0

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
Spirit AeroSystems, Inc.
4.600%, due 06/15/28	125,000	$119,261
9.375%, due 11/30/29[2]	100,000	107,851
9.750%, due 11/15/30[2]	150,000	166,511
TransDigm, Inc.
4.625%, due 01/15/29	175,000	166,185
4.875%, due 05/01/29	100,000	95,511
5.500%, due 11/15/27	750,000	743,439
6.000%, due 01/15/33[2]	100,000	99,126
6.375%, due 03/01/29[2]	50,000	50,752
6.625%, due 03/01/32[2]	100,000	101,693
6.750%, due 08/15/28[2]	275,000	280,902
6.875%, due 12/15/30[2]	75,000	76,881
7.125%, due 12/01/31[2]	100,000	103,477
Triumph Group, Inc.
9.000%, due 03/15/28[2]	80,000	83,346
		2,961,310
Agriculture: 0.2%
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]	75,000	74,274
6.000%, due 06/15/30[2]	100,000	99,312
MHP Lux SA
6.250%, due 09/19/29[3]	200,000	156,500
		330,086
Airlines: 0.9%
Allegiant Travel Co.
7.250%, due 08/15/27[2]	50,000	49,250
American Airlines, Inc.
7.250%, due 02/15/28[2]	100,000	101,645
8.500%, due 05/15/29[2]	150,000	157,640

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		112,500	$112,162
5.750%, due 04/20/29[2]		275,000	272,315
Grupo Aeromexico SAB de CV
8.250%, due 11/15/29[2,7]		300,000	299,250
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2]		175,000	181,854
Latam Airlines Group SA
7.875%, due 04/15/30[2]		275,000	275,344
Transportes Aereos Portugueses SA
5.125%, due 11/15/29[2]	EUR	100,000	108,449
United Airlines Pass-Through Trust Series 2020-1, Class A,
5.875%, due 10/15/27		22,746	23,257
United Airlines, Inc.
4.625%, due 04/15/29[2]		150,000	143,566
			1,724,732
Apparel: 0.3%
Crocs, Inc.
4.125%, due 08/15/31[2]		175,000	153,295
4.250%, due 03/15/29[2]		25,000	22,930
CT Investment GmbH
6.375%, due 04/15/30[2]	EUR	200,000	224,294
Hanesbrands, Inc.
9.000%, due 02/15/31[2]		50,000	53,573
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]		75,000	69,903

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Apparel—(continued)
Takko Fashion GmbH
10.250%, due 04/15/30[2,7]	EUR	100,000	$110,951
			634,946
Auto manufacturers: 0.2%
Allison Transmission, Inc.
3.750%, due 01/30/31[2]		25,000	22,187
4.750%, due 10/01/27[2]		75,000	73,143
Jaguar Land Rover Automotive PLC
5.875%, due 01/15/28[2]		200,000	197,765
JB Poindexter & Co., Inc.
8.750%, due 12/15/31[2]		75,000	78,690
Wabash National Corp.
4.500%, due 10/15/28[2]		25,000	22,754
			394,539
Auto parts & equipment: 2.4%
Adient Global Holdings Ltd.
7.000%, due 04/15/28[2]		25,000	25,415
8.250%, due 04/15/31[2]		25,000	25,898
Adler Pelzer Holding GmbH
9.500%, due 04/01/27[2]	EUR	200,000	205,933
9.500%, due 04/01/27[3]		100,000	102,966
American Axle & Manufacturing, Inc.
5.000%, due 10/01/29		25,000	22,619
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[2]		25,000	25,050
8.500%, due 05/15/27[2]		25,000	25,134
Dana, Inc.
4.500%, due 02/15/32		25,000	21,384

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		150,000	$147,934
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		275,000	230,137
Forvia SE
2.750%, due 02/15/27[3]	EUR	350,000	365,008
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29		75,000	67,905
5.250%, due 04/30/31		25,000	21,959
5.250%, due 07/15/31		275,000	241,741
7.000%, due 03/15/28		25,000	25,452
9.500%, due 05/31/25		31,000	31,099
Grupo Antolin-Irausa SA
3.500%, due 04/30/28[3]	EUR	100,000	81,059
10.375%, due 01/30/30[2]		125,000	117,681
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK,
8.750%, due 05/15/28[2,8]		225,000	259,827
6.750% cash or 7.500% PIK,
6.750%, due 11/15/29[2,8]		100,000	110,271
7.750% Cash or 8.500% PIK,
7.750%, due 11/15/30[2,8]		200,000	200,008
8.000% Cash or 8.750% PIK,
8.000%, due 11/15/32[2,8]		200,000	200,654

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de Real de CV
5.000%, due 05/07/28[3]		200,000	$185,000
Mahle GmbH
6.500%, due 05/02/31[2]	EUR	100,000	105,784
Nemak SAB de CV
2.250%, due 07/20/28[2]		125,000	121,375
3.625%, due 06/28/31[3]		200,000	158,376
Phinia, Inc.
6.625%, due 10/15/32[2]		50,000	49,835
6.750%, due 04/15/29[2]		25,000	25,520
Schaeffler AG
4.500%, due 03/28/30[3]	EUR	200,000	215,915
4.750%, due 08/14/29[3]		100,000	110,729
Standard Profil Automotive GmbH
6.250%, due 04/30/26[3]		100,000	79,754
Tenneco, Inc.
8.000%, due 11/17/28[2]		150,000	138,900
ZF Europe Finance BV
6.125%, due 03/13/29[3]	EUR	300,000	333,602
ZF Finance GmbH
5.750%, due 08/03/26[3]		100,000	111,447
ZF North America Capital, Inc.
6.875%, due 04/14/28[2]		150,000	151,296
6.875%, due 04/23/32[2]		150,000	146,536
			4,489,203
Banks: 1.4%
Access Bank PLC
6.125%, due 09/21/26[3]		200,000	190,312

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Banco BPM SpA
(fixed, converts to FRN on 01/19/27),
3.375%, due 01/19/32[3,6]	EUR	200,000	$214,909
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[6,9]	GBP	200,000	257,890
Citigroup, Inc.
Series V, (fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[6,9]		175,000	173,863
Commerzbank AG
(fixed, converts to FRN on 12/29/26),
1.375%, due 12/29/31[3,6]	EUR	200,000	207,152
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,6]		100,000	108,982
(fixed, converts to FRN on 12/06/27),
6.500%, due 12/06/32[3,6]		100,000	116,177
Deutsche Bank AG
(fixed, converts to FRN on 05/19/26),
5.625%, due 05/19/31[3,6]		100,000	111,121
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		250,000	247,052
7.625%, due 05/01/26[2]		75,000	75,270
12.000%, due 10/01/28[2]		25,000	27,011
12.250%, due 10/01/30[2]		25,000	27,535
Goldman Sachs Group, Inc.
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[6,9]		75,000	74,546

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	EUR	250,000	$257,262
JPMorgan Chase & Co.
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[6,9]		75,000	74,640
UniCredit SpA
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,6]	EUR	325,000	345,390
			2,509,112
Beverages: 0.2%
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]		200,000	213,482
4.375%, due 04/30/29[2]		150,000	141,319
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	98,781
			453,582
Biotechnology: 0.1%
Grifols SA
3.875%, due 10/15/28[3]	EUR	100,000	98,799

Building Materials: 1.9%
AmeriTex HoldCo Intermediate LLC
10.250%, due 10/15/28[2]		50,000	52,609
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		300,000	268,376
5.000%, due 03/01/30[2]		100,000	95,536
6.375%, due 06/15/32[2]		225,000	226,271
Cemex SAB de CV
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[3,6,9]		600,000	582,366

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building Materials—(continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, due 12/15/30[2]	EUR	125,000	$142,770
6.625%, due 12/15/30[2]		100,000	101,702
Griffon Corp.
5.750%, due 03/01/28		250,000	245,502
Knife River Corp.
7.750%, due 05/01/31[2]		50,000	52,381
Masterbrand, Inc.
7.000%, due 07/15/32[2]		25,000	25,608
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750%, due 04/01/32[2]		75,000	76,294
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	71,657
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		75,000	72,575
9.750%, due 07/15/28[2]		100,000	101,512
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]		50,000	48,849
Project Grand U.K. PLC
9.000%, due 06/01/29[2]	EUR	100,000	112,528
Sisecam U.K. PLC
8.250%, due 05/02/29[2]		200,000	204,876
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]		225,000	223,147

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building Materials—(continued)
Standard Industries, Inc.
4.375%, due 07/15/30[2]		175,000	$160,818
5.000%, due 02/15/27[2]		125,000	122,411
6.500%, due 08/15/32[2]		50,000	50,311
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	99,139
6.500%, due 03/15/27[2]		50,000	49,992
7.250%, due 01/15/31[2]		45,000	46,753
Victoria PLC
3.625%, due 08/24/26[3]	EUR	100,000	97,354
West China Cement Ltd.
4.950%, due 07/08/26[3]		200,000	151,329
Wilsonart LLC
11.000%, due 08/15/32[2]		75,000	73,857
			3,556,523
Chemicals: 3.6%
ASP Unifrax Holdings, Inc.
5.850% Cash or 7.100% PIK,
7.100%, due 09/30/29[2,8]		19,750	11,652
Avient Corp.
6.250%, due 11/01/31[2]		50,000	50,146
7.125%, due 08/01/30[2]		125,000	128,548
Braskem Netherlands Finance BV
4.500%, due 01/31/30[3]		450,000	390,487
8.000%, due 10/15/34[2]		400,000	399,000

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Chemours Co.
4.000%, due 05/15/26	EUR	200,000	$215,897
4.625%, due 11/15/29[2]		50,000	43,410
5.375%, due 05/15/27		75,000	72,212
5.750%, due 11/15/28[2]		175,000	161,537
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	225,000	202,207
Herens Midco SARL
5.250%, due 05/15/29[3]		200,000	164,365
INEOS Quattro Finance 2 PLC
6.750%, due 04/15/30[2]		100,000	110,034
8.500%, due 03/15/29[2]		200,000	231,147
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		100,000	94,167
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,8]		125,000	116,430
Italmatch Chemicals SpA
10.000%, due 02/06/28[2]	EUR	125,000	144,144
Mativ Holdings, Inc.
8.000%, due 10/01/29[2]		50,000	50,878
Methanex Corp.
5.125%, due 10/15/27		75,000	72,990
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	96,750
Nobian Finance BV
3.625%, due 07/15/26[3]	EUR	125,000	134,330

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	$45,551
5.250%, due 06/01/27[2]		75,000	73,612
8.500%, due 11/15/28[2]		125,000	132,532
9.000%, due 02/15/30[2]		150,000	159,761
OCP SA
6.875%, due 04/25/44[3]		500,000	491,405
7.500%, due 05/02/54[2]		200,000	206,876
Olin Corp.
5.625%, due 08/01/29		150,000	147,885
Olympus Water U.S. Holding Corp.
5.375%, due 10/01/29[3]	EUR	225,000	232,548
6.250%, due 10/01/29[2]		200,000	190,749
9.625%, due 11/15/28[3]	EUR	125,000	145,102
9.750%, due 11/15/28[2]		200,000	212,182
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]		125,000	59,062
Rain Carbon, Inc.
12.250%, due 09/01/29[2]		50,000	53,310
Sasol Financing USA LLC
4.500%, due 11/08/27[3]		200,000	180,060
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		25,000	23,938
6.625%, due 05/01/29[2]		150,000	145,625
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, due 07/15/28[2]	EUR	150,000	175,400
9.500%, due 07/15/28[3,10]		100,000	116,933

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Chemicals—(continued)
Synthomer PLC
7.375%, due 05/02/29[2]	125,000	$141,571
7.375%, due 05/02/29[3]	100,000	113,256
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]	240,000	128,751
5.375%, due 09/01/25[2]	46,000	41,389
Tronox, Inc.
4.625%, due 03/15/29[2]	150,000	136,093
UPL Corp. Ltd.
(fixed, converts to FRN on 05/27/25),
5.250%, due 02/27/25[3,6,9]	200,000	157,876
WR Grace Holdings LLC
4.875%, due 06/15/27[2]	125,000	122,655
5.625%, due 08/15/29[2]	125,000	115,458
7.375%, due 03/01/31[2]	50,000	51,677
		6,691,588
Coal: 0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[4,5,11]	550,000	5,500
Coronado Finance Pty. Ltd.
9.250%, due 10/01/29[2]	25,000	25,576
Murray Energy Corp.
9.000% Cash and 3.000% PIK,
12.000%, due 04/15/24[2,4,5,8,12]	1,268,693	0
		31,076
Commercial services: 4.2%
ADT Security Corp.
4.125%, due 08/01/29[2]	25,000	23,376
4.875%, due 07/15/32[2]	150,000	139,789

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		81,000	$79,291
Allied Universal Holdco LLC
7.875%, due 02/15/31[2]		25,000	25,442
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	183,000
9.750%, due 07/15/27[2]		250,000	250,602
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625%, due 06/01/28[2]	EUR	100,000	102,405
4.625%, due 06/01/28[2]		200,000	187,262
4.875%, due 06/01/28[3]	GBP	150,000	177,022
Alta Equipment Group, Inc.
9.000%, due 06/01/29[2]		50,000	44,407
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		250,000	230,400
4.625%, due 10/01/27[2]		25,000	24,088
APCOA Group GmbH
6.000%, due 04/15/31[2]	EUR	200,000	216,723
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	161,408
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[3]	EUR	125,000	129,170
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[2]		200,000	186,146
5.750%, due 07/15/27[2]		25,000	24,540
5.750%, due 07/15/27[2]		25,000	24,386

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Avis Budget Finance PLC
7.250%, due 07/31/30[2]	EUR	200,000	$218,692
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[3]		100,000	105,005
BCP V Modular Services Finance PLC
6.750%, due 11/30/29[3]		150,000	141,543
Belron U.K. Finance PLC
4.625%, due 10/15/29[2]		200,000	220,528
Block, Inc.
6.500%, due 05/15/32[2]		75,000	76,332
Boels Topholding BV
5.750%, due 05/15/30[2]	EUR	100,000	112,194
5.750%, due 05/15/30[3]		100,000	112,194
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
8.500%, due 01/15/31[3]	GBP	100,000	139,087
Brink's Co.
6.500%, due 06/15/29[2]		75,000	76,504
6.750%, due 06/15/32[2]		100,000	101,840
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	68,538
Champions Financing, Inc.
8.750%, due 02/15/29[2]		25,000	25,238
CPI CG, Inc.
10.000%, due 07/15/29[2]		50,000	52,375

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
EquipmentShare.com, Inc.
8.000%, due 03/15/33[2]		125,000	$126,205
GEO Group, Inc.
8.625%, due 04/15/29		75,000	78,450
10.250%, due 04/15/31		100,000	107,181
Herc Holdings, Inc.
6.625%, due 06/15/29[2]		75,000	76,737
Hertz Corp.
3.000%, due 01/15/28[2]		50,000	8,375
4.625%, due 12/01/26[2]		25,000	18,886
La Financiere Atalian
3.500% Cash and 5.000% PIK,
8.500%, due 06/30/28[8]	EUR	323,201	164,115
Loxam SAS
6.375%, due 05/31/29[2]		100,000	113,746
Matthews International Corp.
8.625%, due 10/01/27[2]		100,000	103,148
Mavis Tire Express Services Topco Corp.
6.500%, due 05/15/29[2]		325,000	311,465
Mundys SpA
1.875%, due 02/12/28[3]	EUR	225,000	233,012
Neptune Bidco U.S., Inc.
9.290%, due 04/15/29[2]		275,000	256,995
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	116,328
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.000%, due 06/15/29[2]		100,000	92,301

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, due 01/15/28[2]		75,000	$74,920
PROG Holdings, Inc.
6.000%, due 11/15/29[2]		25,000	24,164
Q-Park Holding I BV
5.125%, due 02/15/30[2]	EUR	100,000	111,219
Rekeep SpA
7.250%, due 02/01/26[3]		175,000	183,218
RR Donnelley & Sons Co.
9.500%, due 08/01/29[2]		75,000	75,529
10.875%, due 08/01/29[2]		75,000	73,944
Service Corp. International
3.375%, due 08/15/30		25,000	22,155
4.000%, due 05/15/31		225,000	202,918
5.750%, due 10/15/32		100,000	98,233
United Rentals North America, Inc.
3.750%, due 01/15/32		75,000	66,505
3.875%, due 02/15/31		125,000	113,399
4.000%, due 07/15/30		225,000	207,788
5.250%, due 01/15/30		275,000	270,669
5.500%, due 05/15/27		25,000	24,952
6.125%, due 03/15/34[2]		25,000	25,209
Verisure Holding AB
7.125%, due 02/01/28[2]	EUR	125,000	141,408
9.250%, due 10/15/27[3]		80,000	91,240
Verisure Midholding AB
5.250%, due 02/15/29[3]		100,000	108,571

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
Vortex Opco LLC
8.000%, due 04/30/30[2]	78,375	$29,391
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]	100,000	99,753
Williams Scotsman, Inc.
4.625%, due 08/15/28[2]	75,000	71,694
6.125%, due 06/15/25[2]	60,000	59,908
6.625%, due 06/15/29[2]	50,000	50,759
		7,694,017
Computers: 0.7%
Amentum Holdings, Inc.
7.250%, due 08/01/32[2]	75,000	77,683
ASGN, Inc.
4.625%, due 05/15/28[2]	175,000	167,110
CA Magnum Holdings
5.375%, due 10/31/26[3]	200,000	196,250
Exela Intermediate LLC/Exela Finance, Inc.
5.75% Cash and 5.75% PIK,
11.500%, due 04/15/26[2,8]	162,951	26,887
Insight Enterprises, Inc.
6.625%, due 05/15/32[2]	25,000	25,558
McAfee Corp.
7.375%, due 02/15/30[2]	75,000	72,307
NCR Atleos Corp.
9.500%, due 04/01/29[2]	200,000	220,121
NCR Voyix Corp.
5.000%, due 10/01/28[2]	125,000	120,246
5.125%, due 04/15/29[2]	88,000	84,101

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Computers—(continued)
Seagate HDD Cayman
4.125%, due 01/15/31		80,000	$71,942
9.625%, due 12/01/32		226,125	257,710
Western Digital Corp.
4.750%, due 02/15/26		50,000	49,412
			1,369,327
Construction materials: 0.1%
JELD-WEN, Inc.
7.000%, due 09/01/32[2]		50,000	49,552
Limak Cimento Sanayi ve Ticaret AS
9.750%, due 07/25/29[3]		200,000	194,000
			243,552
Cosmetics/Personal Care: 0.1%
Coty, Inc.
5.750%, due 09/15/28[2]	EUR	100,000	113,350

Distribution & wholesale: 0.5%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[2]		50,000	47,521
Azelis Finance NV
5.750%, due 03/15/28[3]	EUR	300,000	336,771
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	176,040
Li & Fung Ltd.
5.250%, due 05/03/25[3,9]		200,000	109,123
OPENLANE, Inc.
5.125%, due 06/01/25[2]		16,000	15,905
Resideo Funding, Inc.
4.000%, due 09/01/29[2]		50,000	45,894
6.500%, due 07/15/32[2]		50,000	50,321

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Distribution & wholesale—(continued)
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[2]		50,000	$51,271
7.750%, due 03/15/31[2]		25,000	26,340
Velocity Vehicle Group LLC
8.000%, due 06/01/29[2]		25,000	25,757
Windsor Holdings III LLC
8.500%, due 06/15/30[2]		50,000	52,621
			937,564
Diversified financial services: 3.7%
4finance SA
10.750%, due 10/26/26	EUR	200,000	213,832
AG Issuer LLC
6.250%, due 03/01/28[2]		100,000	97,913
AG TTMT Escrow Issuer LLC
8.625%, due 09/30/27[2]		25,000	25,828
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[6,9]		100,000	89,962
6.700%, due 02/14/33		75,000	75,317
Azorra Finance Ltd.
7.750%, due 04/15/30[2]		50,000	49,405
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[3,8]	GBP	100,000	126,044
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[2]		75,000	79,218
Bubbles Holdco SPA
3 mo. EURIBOR + 4.250%,
7.496%, due 09/30/31[2,6]	EUR	100,000	108,366

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Coinbase Global, Inc.
0.500%, due 06/01/26		25,000	$24,106
3.375%, due 10/01/28[2]		325,000	288,875
3.625%, due 10/01/31[2]		275,000	229,334
Credito Real SAB de CV SOFOM ER
5.000%, due 02/01/27[3,12]	EUR	275,000	27,164
doValue SpA
3.375%, due 07/31/26[2]		150,000	158,561
Enova International, Inc.
9.125%, due 08/01/29[2]		25,000	25,664
Focus Financial Partners LLC
6.750%, due 09/15/31[2]		50,000	49,672
Freedom Mortgage Holdings LLC
9.250%, due 02/01/29[2]		75,000	76,809
Garfunkelux Holdco 3 SA
7.750%, due 11/01/25[3]	GBP	225,000	183,650
GGAM Finance Ltd.
5.875%, due 03/15/30[2]		75,000	73,969
6.875%, due 04/15/29[2]		25,000	25,477
8.000%, due 02/15/27[2]		25,000	25,828
goeasy Ltd.
6.875%, due 05/15/30[2,7]		75,000	76,191
7.625%, due 07/01/29[2]		150,000	154,052
9.250%, due 12/01/28[2]		50,000	53,316
Hightower Holding LLC
9.125%, due 01/31/30[2]		50,000	52,716

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
International Personal Finance PLC
9.750%, due 11/12/25	EUR	100,000	$109,591
Intrum AB
9.250%, due 03/15/28[3]		100,000	80,645
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		75,000	70,962
6.125%, due 11/01/32[2]		100,000	100,065
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		100,000	99,654
9.500%, due 02/15/29[2]		100,000	106,366
Jerrold Finco PLC
7.875%, due 04/15/30[2]	GBP	100,000	132,310
Macquarie Airfinance Holdings Ltd.
6.500%, due 03/26/31[2]		25,000	25,971
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	189,038
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		75,000	70,213
5.500%, due 08/15/28[2]		100,000	97,578
5.750%, due 11/15/31[2]		50,000	47,823
6.000%, due 01/15/27[2]		75,000	74,728
7.125%, due 02/01/32[2]		50,000	51,120

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Navient Corp.
5.000%, due 03/15/27		231,000	$227,094
5.500%, due 03/15/29		125,000	119,077
Series A,
5.625%, due 08/01/33		150,000	129,438
6.750%, due 06/15/26		150,000	152,865
9.375%, due 07/25/30		75,000	81,655
11.500%, due 03/15/31		100,000	112,240
Newday Bondco PLC
13.250%, due 12/15/26[3]	GBP	92,700	128,079
OneMain Finance Corp.
3.875%, due 09/15/28		25,000	23,043
4.000%, due 09/15/30		75,000	66,022
5.375%, due 11/15/29		25,000	23,959
6.625%, due 01/15/28		75,000	76,177
7.125%, due 03/15/26		100,000	102,449
7.125%, due 11/15/31		50,000	50,572
7.500%, due 05/15/31		100,000	102,265
7.875%, due 03/15/30		250,000	260,262
ONEMAIN FINANCE Corp.
6.625%, due 05/15/29		50,000	50,000
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	163,236
5.750%, due 09/15/31[2]		75,000	71,601
7.875%, due 12/15/29[2]		125,000	130,872
PHH Escrow Issuer LLC
9.875%, due 11/01/29[2,7]		50,000	49,000

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
PRA Group, Inc.
8.375%, due 02/01/28[2]		100,000	$102,826
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, due 03/01/29[2]		75,000	69,081
3.875%, due 03/01/31[2]		75,000	66,799
4.000%, due 10/15/33[2]		250,000	215,614
StoneX Group, Inc.
7.875%, due 03/01/31[2]		25,000	26,300
Synchrony Financial
7.250%, due 02/02/33		75,000	76,791
Titanium 2l Bondco SARL
6.250%, due 01/14/31[8]	EUR	215,800	83,942
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, due 06/15/31[2]		25,000	25,671
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, due 02/01/30[2]		100,000	85,599
7.875%, due 05/01/27[2]		175,000	170,357
World Acceptance Corp.
7.000%, due 11/01/26[2]		100,000	98,985
			6,789,204
Electric: 3.4%
AES Andes SA
(fixed, converts to FRN on 04/07/25),
6.350%, due 10/07/79[3,6]		200,000	198,208
AES Corp.
(fixed, converts to FRN on 01/15/30),
7.600%, due 01/15/55[6]		75,000	77,727

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
AES Espana BV
5.700%, due 05/04/28[2]		400,000	$379,876
Alpha Generation LLC
6.750%, due 10/15/32[2]		100,000	101,405
American Electric Power Co., Inc.
(fixed, converts to FRN on 12/15/34),
6.950%, due 12/15/54[6]		50,000	52,334
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[6]		75,000	77,632
Aydem Yenilenebilir Enerji AS
7.750%, due 02/02/27[3]		300,000	297,844
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625%, due 02/15/32[2,7]	EUR	125,000	139,206
Calpine Corp.
4.500%, due 02/15/28[2]		25,000	24,079
5.000%, due 02/01/31[2]		100,000	94,374
5.125%, due 03/15/28[2]		325,000	317,634
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]		50,000	44,307
4.750%, due 03/15/28[2]		50,000	48,500
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	103,893
3.125%, due 01/01/28[3]		200,000	207,786
Electricidad Firme de Mexico Holdings SA de CV
4.900%, due 11/20/26[2]		200,000	193,162

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Electricite de France SA
(fixed, converts to FRN on 01/29/25),
5.375%, due 01/29/25[3,6,9]	EUR	100,000	$109,060
Energia Group Roi Financeco DAC
6.875%, due 07/31/28[2]		250,000	284,691
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]		200,000	199,750
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[3]		200,000	185,250
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	192,892
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	46,784
Lightning Power LLC
7.250%, due 08/15/32[2]		100,000	104,034
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		316,230	307,338

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
NRG Energy, Inc.
3.375%, due 02/15/29[2]	50,000	$45,592
3.625%, due 02/15/31[2]	25,000	22,134
5.250%, due 06/15/29[2]	150,000	146,580
5.750%, due 01/15/28	25,000	25,013
5.750%, due 07/15/29[2]	175,000	174,562
6.000%, due 02/01/33[2]	75,000	74,585
6.250%, due 11/01/34[2]	75,000	74,921
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,6,9]	125,000	137,950
PG&E Corp.
5.000%, due 07/01/28	150,000	146,302
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[6]	25,000	25,823
Pike Corp.
8.625%, due 01/31/31[2]	25,000	26,562
RRI Energy, Inc.
3.000%, due 06/15/17[4,5,12]	75,000	0
Talen Energy Supply LLC
8.625%, due 06/01/30[2]	125,000	134,841
Termocandelaria Power SA
7.750%, due 09/17/31[2]	200,000	200,500
TransAlta Corp.
7.750%, due 11/15/29	50,000	52,800

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,6,9]		175,000	$176,478
(fixed, converts to FRN on 10/15/26),
8.000%, due 10/15/26[2,6,9]		125,000	128,395
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]		100,000	95,190
5.000%, due 07/31/27[2]		50,000	49,342
5.500%, due 09/01/26[2]		275,000	274,170
5.625%, due 02/15/27[2]		75,000	74,806
6.875%, due 04/15/32[2]		150,000	155,108
7.750%, due 10/15/31[2]		150,000	158,456
			6,187,876
Electrical components & equipment: 0.3%
Belden, Inc.
3.375%, due 07/15/31[3]	EUR	300,000	309,139
Energizer Holdings, Inc.
6.500%, due 12/31/27[2]		50,000	50,570
EnerSys
6.625%, due 01/15/32[2]		25,000	25,676
Nexans SA
4.125%, due 05/29/29[3]	EUR	100,000	110,698
Senvion Holding GmbH
3.875%, due 10/25/22[3,12]		400,000	1,088
WESCO Distribution, Inc.
6.625%, due 03/15/32[2]		25,000	25,619
			522,790
Electronics: 0.7%
Coherent Corp.
5.000%, due 12/15/29[2]		225,000	215,843

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electronics—(continued)
EquipmentShare.com, Inc.
8.625%, due 05/15/32[2]	100,000	$103,161
Imola Merger Corp.
4.750%, due 05/15/29[2]	600,000	580,031
Sensata Technologies BV
4.000%, due 04/15/29[2]	200,000	187,020
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]	75,000	66,938
TTM Technologies, Inc.
4.000%, due 03/01/29[2]	200,000	186,982
		1,339,975
Energy-Alternate Sources: 0.6%
Continuum Energy Aura Pte. Ltd.
9.500%, due 02/24/27[3]	400,000	419,125
Greenko Power II Ltd.
4.300%, due 12/13/28[2]	216,875	202,271
ReNew Pvt Ltd.
5.875%, due 03/05/27[2]	299,000	292,646
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]	125,000	116,629
5.000%, due 01/31/28[2]	50,000	48,851
		1,079,522
Engineering & construction: 1.1%
Aeropuertos Argentina 2000 SA
8.500%, due 08/01/31[3]	100,000	103,552
Aeropuertos Dominicanos Siglo XXI SA
7.000%, due 06/30/34[3]	200,000	204,000
Arcosa, Inc.
6.875%, due 08/15/32[2]	50,000	51,318

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Engineering & construction—(continued)
IHS Holding Ltd.
5.625%, due 11/29/26[3]		200,000	$195,908
6.250%, due 11/29/28[3]		350,000	328,055
Kingston Airport Revenue Finance Ltd.
6.750%, due 12/15/36[2]		400,000	404,948
OHL Operaciones SA
5.100% Cash or 4.650% PIK,
9.750%, due 03/31/26[2,8]	EUR	101,350	104,731
Sarens Finance Co. NV
5.750%, due 02/21/27[3]		338,000	365,039
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	66,862
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	191,104
			2,015,517
Entertainment: 3.4%
888 Acquisitions Ltd.
10.750%, due 05/15/30[3]	GBP	200,000	257,890
Affinity Interactive
6.875%, due 12/15/27[2]		150,000	122,836
Allwyn Entertainment Financing U.K. PLC
7.250%, due 04/30/30[2]	EUR	125,000	143,957
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26		25,000	22,334
7.500%, due 02/15/29[2]		125,000	107,839
10.000% Cash or 12.000% PIK,
10.000%, due 06/15/26[2,8]		74,932	75,163

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Boyne USA, Inc.
4.750%, due 05/15/29[2]		50,000	$47,681
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		250,000	234,385
6.000%, due 10/15/32[2]		50,000	48,771
6.500%, due 02/15/32[2]		50,000	50,706
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.250%, due 07/15/29		25,000	24,082
6.500%, due 10/01/28		200,000	201,697
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		25,000	24,254
5.500%, due 04/01/27[2]		150,000	149,106
5.750%, due 04/01/30[2]		125,000	123,057
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		50,000	49,059
7.000%, due 08/01/32[2]		50,000	51,252
Cirsa Finance International SARL
6.500%, due 03/15/29[3]	EUR	100,000	114,388
Codere Finance 2 Luxembourg SA
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[3,8]		100,556	47,580
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[2,8]		61,563	29,130
13.000%, due 06/30/25[3]		6,555	7,023
Empire Resorts, Inc.
7.750%, due 11/01/26[3]		300,000	285,750
Everi Holdings, Inc.
5.000%, due 07/15/29[2]		50,000	49,610

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Great Canadian Gaming Corp.
8.750%, due 11/15/29[2,7]		50,000	$50,000
IGT Lottery Holdings BV
4.250%, due 03/15/30[2]	EUR	100,000	109,396
Inter Media & Communication SpA
6.750%, due 02/09/27[3]		247,847	274,718
6.750%, due 02/09/27[2]		99,139	109,887
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	197,125
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]		225,000	221,458
LHMC Finco 2 SARL
7.250% Cash or 8.000% PIK,
7.250%, due 10/02/25[3,8]	EUR	202,018	219,749
Light & Wonder International, Inc.
7.000%, due 05/15/28[2]		175,000	175,743
7.250%, due 11/15/29[2]		25,000	25,561
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29[2]		50,000	36,077
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		125,000	118,422
4.750%, due 10/15/27[2]		150,000	145,975
5.625%, due 03/15/26[2]		225,000	224,063

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Lottomatica SpA
5.375%, due 06/01/30[2]	EUR	100,000	$112,665
3 mo. EURIBOR + 3.250%,
6.755%, due 06/01/31[2,6]		100,000	109,407
7.125%, due 06/01/28[2]		100,000	114,457
Melco Resorts Finance Ltd.
7.625%, due 04/17/32[2]		200,000	202,530
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	118,005
Mohegan Tribal Gaming Authority
8.000%, due 02/01/26[2]		150,000	148,991
Motion Finco SARL
7.375%, due 06/15/30[2]	EUR	225,000	244,795
Penn Entertainment, Inc.
4.125%, due 07/01/29[2]		225,000	202,278
Playtech PLC
4.250%, due 03/07/26[3]	EUR	125,000	135,815
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		125,000	88,438
5.875%, due 09/01/31[2]		125,000	80,648
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[2]		75,000	74,374

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 03/01/30[2]		50,000	$48,745
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]		150,000	144,060
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]		25,000	24,851
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	121,353
6.250%, due 03/15/33[2]		75,000	74,649
7.125%, due 02/15/31[2]		75,000	78,899
			6,300,684
Environmental control: 0.3%
Clean Harbors, Inc.
6.375%, due 02/01/31[2]		50,000	50,376
GFL Environmental, Inc.
6.750%, due 01/15/31[2]		50,000	51,481
Madison IAQ LLC
5.875%, due 06/30/29[2]		100,000	94,847
Paprec Holding SA
7.250%, due 11/17/29[2]	EUR	100,000	114,914
7.250%, due 11/17/29[3]		125,000	143,642
Reworld Holding Corp.
5.000%, due 09/01/30		100,000	91,898
			547,158

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food: 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		25,000	$23,098
4.625%, due 01/15/27[2]		175,000	171,691
4.875%, due 02/15/30[2]		175,000	170,451
5.875%, due 02/15/28[2]		50,000	50,080
6.500%, due 02/15/28[2]		150,000	153,497
B&G Foods, Inc.
8.000%, due 09/15/28[2]		75,000	77,917
Boparan Finance PLC
7.625%, due 11/30/25[3]	GBP	125,000	160,778
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		50,000	41,386
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK,
8.750%, due 10/01/29[2,8]		25,000	25,791
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, due 07/01/29[2]		50,000	52,126
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		175,000	156,139
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, due 02/15/29[2]		175,000	181,206
Kroger Co.
5.000%, due 09/15/34		100,000	98,361
5.650%, due 09/15/64		25,000	24,294

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		75,000	$69,634
4.375%, due 01/31/32[2]		125,000	114,515
Minerva Luxembourg SA
4.375%, due 03/18/31[3]		200,000	168,250
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	116,997
5.500%, due 10/15/27[2]		50,000	49,576
6.125%, due 09/15/32[2]		50,000	50,209
Pilgrim's Pride Corp.
6.250%, due 07/01/33		75,000	77,855
Post Holdings, Inc.
4.500%, due 09/15/31[2]		50,000	45,518
4.625%, due 04/15/30[2]		350,000	327,105
5.500%, due 12/15/29[2]		75,000	73,149
5.625%, due 01/15/28[2]		10,000	10,082
6.250%, due 10/15/34[2]		25,000	24,724
Rallye SA
Series COFP,
5.250%, due 02/28/32[3]	EUR	800,000	421
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	162,108

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Food—(continued)
U.S. Foods, Inc.
4.750%, due 02/15/29[2]	200,000	$192,667
5.750%, due 04/15/33[2]	25,000	24,620
6.875%, due 09/15/28[2]	50,000	51,396
7.250%, due 01/15/32[2]	50,000	51,951
Ulker Biskuvi Sanayi AS
7.875%, due 07/08/31[2]	200,000	204,500
United Natural Foods, Inc.
6.750%, due 10/15/28[2]	25,000	24,125
Viking Baked Goods Acquisition Corp.
8.625%, due 11/01/31[2,7]	75,000	74,761
		3,300,978
Food service: 0.1%
Aramark Services, Inc.
5.000%, due 02/01/28[2]	25,000	24,549
TKC Holdings, Inc.
10.500%, due 05/15/29[2]	100,000	101,014
		125,563
Forest products & paper: 0.1%
Appcion
9.000%, due 06/01/25[2,4,5,11,12]	650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]	83,000	75,892
Mercer International, Inc.
5.125%, due 02/01/29	50,000	43,152
12.875%, due 10/01/28[2]	25,000	26,471
		152,015

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Gas: 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25		19,000	$18,936
5.750%, due 05/20/27		150,000	144,670
5.875%, due 08/20/26		50,000	48,993
EP Infrastructure AS
1.698%, due 07/30/26[3]	EUR	100,000	104,411
2.045%, due 10/09/28[3]		150,000	149,840
UGI International LLC
2.500%, due 12/01/29[3]		175,000	174,728
			641,578
Hand & machine tools: 0.2%
Dynamo Newco II GmbH
6.250%, due 10/15/31[2]		150,000	164,133
IMA Industria Macchine Automatiche SpA
3.750%, due 01/15/28[3]		100,000	106,230
Werner FinCo LP/Werner FinCo, Inc.
11.500%, due 06/15/28[2]		25,000	27,792
8.750% Cash and 5.750% PIK,
14.500%, due 10/15/28[2,8]		134,571	137,472
			435,627
Healthcare-products: 0.9%
Avantor Funding, Inc.
3.875%, due 07/15/28[3]	EUR	100,000	108,344
3.875%, due 11/01/29[2]		100,000	92,231
4.625%, due 07/15/28[2]		225,000	217,557
Bausch & Lomb Corp.
8.375%, due 10/01/28[2]		175,000	183,605
Embecta Corp.
5.000%, due 02/15/30[2]		25,000	22,629

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-products—(continued)
Marcolin SpA
6.125%, due 11/15/26[3]	EUR	200,000	$218,094
Medline Borrower LP
5.250%, due 10/01/29[2]		375,000	363,226
RAY Financing LLC
6.500%, due 07/15/31[2]	EUR	250,000	281,455
Sotera Health Holdings LLC
7.375%, due 06/01/31[2]		100,000	102,406
			1,589,547
Healthcare-services: 2.9%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]		100,000	93,907
5.500%, due 07/01/28[2]		125,000	121,269
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		100,000	96,926
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[3]	EUR	175,000	185,784
3.125%, due 02/15/29[2]		50,000	48,542
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		82,000	73,289

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		250,000	$208,492
5.250%, due 05/15/30[2]		125,000	109,092
5.625%, due 03/15/27[2]		175,000	170,671
6.000%, due 01/15/29[2]		75,000	70,630
6.125%, due 04/01/30[2]		150,000	117,447
6.875%, due 04/01/28[2]		23,000	19,084
6.875%, due 04/15/29[2]		250,000	211,138
8.000%, due 12/15/27[2]		250,000	249,591
10.875%, due 01/15/32[2]		300,000	321,514
Concentra Escrow Issuer Corp.
6.875%, due 07/15/32[2]		100,000	102,618
DaVita, Inc.
4.625%, due 06/01/30[2]		150,000	138,093
Encompass Health Corp.
4.750%, due 02/01/30		125,000	120,226
Fortrea Holdings, Inc.
7.500%, due 07/01/30[2]		25,000	24,584
IQVIA, Inc.
2.250%, due 03/15/29[3]	EUR	200,000	204,867
6.500%, due 05/15/30[2]		200,000	205,446
LifePoint Health, Inc.
5.375%, due 01/15/29[2]		100,000	91,500
10.000%, due 06/01/32[2]		125,000	133,370
11.000%, due 10/15/30[2]		75,000	83,603
ModivCare, Inc.
5.000%, due 10/01/29[2]		75,000	51,065

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]		75,000	$67,912
3.875%, due 05/15/32[2]		75,000	66,488
4.375%, due 06/15/28[2]		150,000	143,919
MPH Acquisition Holdings LLC
5.500%, due 09/01/28[2]		200,000	135,877
Radiology Partners, Inc.
4.275% Cash and 3.500% PIK,
7.775%, due 01/31/29[2,8]		90,625	89,266
Select Medical Corp.
6.250%, due 08/15/26[2]		125,000	125,262
Surgery Center Holdings, Inc.
7.250%, due 04/15/32[2]		75,000	77,010
Tenet Healthcare Corp.
4.250%, due 06/01/29		50,000	47,301
4.375%, due 01/15/30		75,000	70,315
5.125%, due 11/01/27		175,000	173,521
6.125%, due 10/01/28		450,000	449,572
6.125%, due 06/15/30		275,000	276,287
6.250%, due 02/01/27		50,000	50,038
6.750%, due 05/15/31		250,000	255,574
U.S. Acute Care Solutions LLC
9.750%, due 05/15/29[2]		75,000	76,498
			5,357,588
Holding companies-divers: 0.1%
ProGroup AG
5.375%, due 04/15/31[2]	EUR	100,000	104,924

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Home builders: 1.5%
Adams Homes, Inc.
9.250%, due 10/15/28[2]	175,000	$183,090
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	70,100
4.625%, due 04/01/30[2]	150,000	138,145
6.625%, due 01/15/28[2]	100,000	99,978
Beazer Homes USA, Inc.
5.875%, due 10/15/27	50,000	49,748
7.250%, due 10/15/29	100,000	101,651
7.500%, due 03/15/31[2]	25,000	25,701
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]	25,000	23,251
5.000%, due 06/15/29[2]	125,000	118,171
Century Communities, Inc.
3.875%, due 08/15/29[2]	75,000	68,220
Dream Finders Homes, Inc.
8.250%, due 08/15/28[2]	100,000	104,628
Empire Communities Corp.
9.750%, due 05/01/29[2]	75,000	78,362
Forestar Group, Inc.
3.850%, due 05/15/26[2]	100,000	97,462
5.000%, due 03/01/28[2]	125,000	119,617
Installed Building Products, Inc.
5.750%, due 02/01/28[2]	150,000	148,906

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—(continued)
KB Home
4.000%, due 06/15/31		125,000	$113,001
6.875%, due 06/15/27		25,000	25,822
7.250%, due 07/15/30		75,000	77,690
LGI Homes, Inc.
4.000%, due 07/15/29[2]		25,000	22,381
8.750%, due 12/15/28[2]		100,000	105,349
Maison Finco PLC
6.000%, due 10/31/27[3]	GBP	100,000	124,553
Mattamy Group Corp.
4.625%, due 03/01/30[2]		125,000	116,730
Miller Homes Group Finco PLC
7.000%, due 05/15/29[3]	GBP	100,000	126,250
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28		100,000	95,398
4.750%, due 04/01/29		125,000	118,552
STL Holding Co. LLC
8.750%, due 02/15/29[2]		75,000	79,659
Thor Industries, Inc.
4.000%, due 10/15/29[2]		75,000	68,451
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	74,524
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		100,000	99,404
			2,674,794
Home furnishings: 0.2%
Arcelik AS
8.500%, due 09/25/28[3]		200,000	209,200

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Home furnishings—(continued)
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]	125,000	$115,179
		324,379
Household products: 0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]	175,000	163,380
5.500%, due 06/01/28[2]	75,000	73,895
Perrigo Finance Unlimited Co.
6.125%, due 09/30/32	25,000	24,687
		261,962
Household products/wares: 0.1%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]	100,000	89,727

Housewares: 0.4%
Newell Brands, Inc.
5.700%, due 04/01/26	200,000	200,447
6.375%, due 09/15/27	75,000	75,798
6.625%, due 09/15/29	50,000	50,697
6.875%, due 04/01/36	125,000	124,392
7.000%, due 04/01/46	50,000	46,401
Scotts Miracle-Gro Co.
4.000%, due 04/01/31	125,000	111,904
4.375%, due 02/01/32	50,000	45,240
		654,879
Insurance: 0.7%
Acrisure LLC/Acrisure Finance, Inc.
6.000%, due 08/01/29[2]	275,000	260,240
8.250%, due 02/01/29[2]	100,000	101,628
8.500%, due 06/15/29[2]	25,000	25,689

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.375%, due 10/01/32[2]	50,000	$49,566
AmWINS Group, Inc.
6.375%, due 02/15/29[2]	25,000	25,123
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves
7.875%, due 11/01/29[2]	100,000	99,900
AssuredPartners, Inc.
5.625%, due 01/15/29[2]	100,000	94,622
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125%, due 05/15/31[2]	75,000	76,493
FWD Group Holdings Ltd.
(fixed, converts to FRN on 06/15/27),
8.045%, due 12/15/24[3,6,9]	300,000	300,099
HUB International Ltd.
5.625%, due 12/01/29[2]	25,000	24,209
7.250%, due 06/15/30[2]	150,000	155,014
Ryan Specialty LLC
5.875%, due 08/01/32[2]	50,000	49,833
		1,262,416
Internet: 0.8%
Cogent Communications Group LLC
7.000%, due 06/15/27[2]	125,000	126,326

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Internet—(continued)
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.000%, due 06/15/27[2]		50,000	$50,279
Gen Digital, Inc.
6.750%, due 09/30/27[2]		50,000	50,859
7.125%, due 09/30/30[2]		150,000	155,237
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[2]		175,000	172,956
iliad SA
5.375%, due 05/02/31[3]	EUR	300,000	340,864
Match Group Holdings II LLC
4.125%, due 08/01/30[2]		75,000	68,197
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		75,000	48,243
United Group BV
4.000%, due 11/15/27[3]	EUR	100,000	107,153
6.500%, due 10/31/31[2]		175,000	190,737
Wayfair LLC
7.250%, due 10/31/29[2]		50,000	50,596
Ziff Davis, Inc.
4.625%, due 10/15/30[2]		69,000	63,139
			1,424,586
Investment companies: 0.7%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		75,000	68,863
5.250%, due 04/15/29[2]		125,000	120,181

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Investment companies—(continued)
Huarong Finance 2019 Co. Ltd.
(fixed, converts to FRN on 09/30/25),
4.250%, due 09/30/25[3,6,9]		250,000	$246,108
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		50,000	41,710
5.250%, due 05/15/27		125,000	116,451
6.250%, due 05/15/26		225,000	221,149
9.000%, due 06/15/30		50,000	48,288
9.750%, due 01/15/29		75,000	74,944
Linx Capital Ltd.
15.200%, due 04/01/25[2,8]	EUR	455,357	411,111
			1,348,805
Iron & steel: 1.3%
Algoma Steel, Inc.
9.125%, due 04/15/29[2]		50,000	51,165
ATI, Inc.
4.875%, due 10/01/29		75,000	71,040
5.125%, due 10/01/31		100,000	94,407
7.250%, due 08/15/30		50,000	51,815
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	158,408
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	141,335
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	200,155

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(continued)
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]		50,000	$46,138
5.875%, due 06/01/27		225,000	224,854
7.000%, due 03/15/32[2]		25,000	25,028
Commercial Metals Co.
4.125%, due 01/15/30		50,000	46,399
4.375%, due 03/15/32		50,000	45,998
Infrabuild Australia Pty. Ltd.
14.500%, due 11/15/28[2]		50,000	49,194
Metinvest BV
7.750%, due 10/17/29[3]		200,000	127,000
Mineral Resources Ltd.
8.000%, due 11/01/27[2]		100,000	102,540
8.125%, due 05/01/27[2]		148,000	149,054
9.250%, due 10/01/28[2]		50,000	52,639
Samarco Mineracao SA
9.000% PIK,
9.000%, due 06/30/31[3,8]		675,490	638,899
TMS International Corp.
6.250%, due 04/15/29[2]		25,000	24,187
			2,300,255
IT services: 0.1%
Almaviva-The Italian Innovation Co. SpA
5.000%, due 10/30/30[2]	EUR	100,000	108,688

Leisure time: 3.7%
Acushnet Co.
7.375%, due 10/15/28[2]		25,000	26,070

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(continued)
Carnival Corp.
5.750%, due 03/01/27[2]		700,000	$702,097
5.750%, due 01/15/30[2]	EUR	175,000	202,080
5.750%, due 01/15/30[3]		100,000	115,813
6.000%, due 05/01/29[2]		350,000	350,573
6.650%, due 01/15/28		100,000	101,907
7.625%, due 03/01/26[2]		425,000	427,972
10.500%, due 06/01/30[2]		25,000	26,973
Carnival PLC
1.000%, due 10/28/29	EUR	275,000	258,793
Codere New Holdco SA
3.000%, due 11/30/27[3,4,5,8,11]		125,662	205
Deuce Finco PLC
5.500%, due 06/15/27[2]	GBP	125,000	157,595
Life Time, Inc.
5.750%, due 01/15/26[2]		275,000	274,849
6.000%, due 11/15/31[2,7]		225,000	224,045
8.000%, due 04/15/26[2]		425,000	427,086
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]		50,000	50,236
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		125,000	119,855
NCL Corp. Ltd.
5.875%, due 03/15/26[2]		400,000	399,562
5.875%, due 02/15/27[2]		50,000	49,948
7.750%, due 02/15/29[2]		100,000	106,078
8.125%, due 01/15/29[2]		25,000	26,504

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(continued)
NCL Finance Ltd.
6.125%, due 03/15/28[2]		100,000	$100,612
Pinnacle Bidco PLC
8.250%, due 10/11/28[3]	EUR	100,000	115,642
10.000%, due 10/11/28[3]	GBP	200,000	275,080
Royal Caribbean Cruises Ltd.
5.375%, due 07/15/27[2]		500,000	499,083
5.500%, due 08/31/26[2]		75,000	75,084
5.625%, due 09/30/31[2]		125,000	124,489
6.000%, due 02/01/33[2]		100,000	100,614
6.250%, due 03/15/32[2]		25,000	25,488
7.500%, due 10/15/27		100,000	105,987
TUI AG
5.875%, due 03/15/29[2]	EUR	100,000	113,543
5.875%, due 03/15/29[3]		200,000	227,085
TUI Cruises GmbH
6.250%, due 04/15/29[2]		100,000	113,968
6.250%, due 04/15/29[3]		100,000	113,968
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		375,000	372,574
6.250%, due 05/15/25[2]		75,000	74,988
7.000%, due 02/15/29[2]		100,000	100,782
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[2]		75,000	73,963
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	145,817
			6,807,008

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Lodging: 2.2%
Boyd Gaming Corp.
4.750%, due 12/01/27		25,000	$24,530
4.750%, due 06/15/31[2]		250,000	233,322
Fortune Star BVI Ltd.
3.950%, due 10/02/26[3]	EUR	100,000	101,882
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		100,000	99,819
Hilton Domestic Operating Co., Inc.
4.000%, due 05/01/31[2]		325,000	296,047
4.875%, due 01/15/30		50,000	48,447
5.750%, due 05/01/28[2]		125,000	125,287
5.875%, due 03/15/33[2]		75,000	75,157
6.125%, due 04/01/32[2]		75,000	75,749
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, due 07/01/31[2]		200,000	178,726
5.000%, due 06/01/29[2]		200,000	187,174
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]		300,000	293,619
MGM Resorts International
4.750%, due 10/15/28		100,000	96,666
5.500%, due 04/15/27		75,000	74,840
6.500%, due 04/15/32		100,000	100,010
Motel One GmbH/Muenchen
7.750%, due 04/02/31[3]	EUR	150,000	173,177
Sani/Ikos Financial Holdings 1 SARL
7.250%, due 07/31/30[2]		100,000	113,289

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Station Casinos LLC
4.500%, due 02/15/28[2]		25,000	$23,861
4.625%, due 12/01/31[2]		50,000	45,434
Studio City Finance Ltd.
5.000%, due 01/15/29[2]		200,000	180,258
5.000%, due 01/15/29[3]		250,000	225,323
Travel & Leisure Co.
4.625%, due 03/01/30[2]		75,000	69,923
6.625%, due 07/31/26[2]		100,000	100,845
TVL Finance PLC
10.250%, due 04/28/28[2]	GBP	200,000	268,302
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		150,000	148,879
Wynn Macau Ltd.
5.500%, due 01/15/26[3]		300,000	296,520
5.500%, due 10/01/27[3]		400,000	386,750
			4,043,836
Machinery-construction & mining: 0.2%
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	71,047
Manitowoc Co., Inc.
9.250%, due 10/01/31[2]		50,000	50,770
Terex Corp.
5.000%, due 05/15/29[2]		150,000	144,185
Vertiv Group Corp.
4.125%, due 11/15/28[2]		50,000	47,583
			313,585
Machinery-diversified: 0.8%
ATS Corp.
4.125%, due 12/15/28[2]		25,000	23,437

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
Chart Industries, Inc.
7.500%, due 01/01/30[2]		125,000	$130,010
9.500%, due 01/01/31[2]		125,000	134,380
Galapagos SA
5.375%, due 06/15/21[3,12]	EUR	27,500	150
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28[2]		75,000	62,903
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, due 02/15/29[2]		75,000	77,164
Mangrove Luxco III SARL
3 mo. EURIBOR + 5.000%,
8.179%, due 07/15/29[2,6]	EUR	125,000	137,396
Omnia Della Toffola SpA
3 mo. EURIBOR + 4.250%,
7.353%, due 11/05/31[2,6,7]		125,000	133,973
OT Merger Corp.
7.875%, due 10/15/29[2]		50,000	21,750
Selecta Group BV
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2,8]	EUR	207,887	224,518
10.000%, due 07/01/26[2,8]		93,367	91,455
9.250% Cash or 10.000% PIK,
10.000%, due 07/01/26[3,8]		77,583	75,994
TK Elevator Holdco GmbH
6.625%, due 07/15/28[3]		90,000	97,907

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
TK Elevator Midco GmbH
4.375%, due 07/15/27[3]	300,000	$324,080
		1,535,117
Media: 5.0%
Altice Financing SA
2.250%, due 01/15/25[3]	100,000	107,687
3.000%, due 01/15/28[3]	275,000	250,896
4.250%, due 08/15/29[3]	275,000	247,157
5.000%, due 01/15/28[2]	200,000	169,129
AMC Networks, Inc.
4.250%, due 02/15/29	200,000	138,040
10.250%, due 01/15/29[2]	25,000	25,750
Audacy Capital LLC
6.750%, due 03/31/29[2,12]	75,000	2,063
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]	225,000	195,252
4.250%, due 01/15/34[2]	475,000	379,482
4.500%, due 06/01/33[2]	725,000	602,906
4.750%, due 03/01/30[2]	175,000	159,192
4.750%, due 02/01/32[2]	625,000	540,344
5.000%, due 02/01/28[2]	150,000	145,179
5.375%, due 06/01/29[2]	25,000	23,864
6.375%, due 09/01/29[2]	200,000	198,025
7.375%, due 03/01/31[2]	100,000	101,695

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
CSC Holdings LLC
4.500%, due 11/15/31[2]	$400,000	$293,224
5.000%, due 11/15/31[2]	200,000	97,749
11.250%, due 05/15/28[2]	400,000	390,008
11.750%, due 01/31/29[2]	200,000	195,108
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, due 08/15/27[2]	250,000	240,707
DISH DBS Corp.
5.125%, due 06/01/29	125,000	83,153
5.250%, due 12/01/26[2]	75,000	69,417
5.750%, due 12/01/28[2]	150,000	131,057
7.375%, due 07/01/28	175,000	128,216
7.750%, due 07/01/26	100,000	84,589
DISH Network Corp.
11.750%, due 11/15/27[2]	250,000	263,155
Gray Television, Inc.
4.750%, due 10/15/30[2]	150,000	94,315
5.375%, due 11/15/31[2]	125,000	75,377
7.000%, due 05/15/27[2]	25,000	24,324
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]	50,000	30,674
5.250%, due 08/15/27[2]	150,000	100,892
6.375%, due 05/01/26	30,291	25,630
8.375%, due 05/01/27	75,000	38,886
Liberty Interactive LLC
8.250%, due 02/01/30	50,000	25,616

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]	125,000	$125,822
Midcontinent Communications
8.000%, due 08/15/32[2]	50,000	50,892
News Corp.
3.875%, due 05/15/29[2]	200,000	186,121
5.125%, due 02/15/32[2]	200,000	191,658
Nexstar Media, Inc.
4.750%, due 11/01/28[2]	25,000	23,503
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]	75,000	45,055
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]	25,000	21,972
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]	100,000	76,625
5.125%, due 02/15/27[2]	100,000	88,668
Sirius XM Radio, Inc.
3.875%, due 09/01/31[2]	350,000	300,767
4.000%, due 07/15/28[2]	125,000	116,784
5.000%, due 08/01/27[2]	50,000	48,998
5.500%, due 07/01/29[2]	150,000	145,514
Sunrise FinCo I BV
4.875%, due 07/15/31[2]	400,000	366,000
TEGNA, Inc.
4.625%, due 03/15/28	25,000	23,475
5.000%, due 09/15/29	25,000	23,339
Univision Communications, Inc.
4.500%, due 05/01/29[2]	475,000	421,690
7.375%, due 06/30/30[2]	125,000	120,006
8.000%, due 08/15/28[2]	25,000	25,406

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
UPCB Finance VII Ltd.,[3]
3.625%, due 06/15/29	EUR	225,000	$239,215
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	171,931
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[3]	GBP	200,000	221,786
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[3]		100,000	120,241
VZ Vendor Financing II BV
2.875%, due 01/15/29[2]	EUR	200,000	199,507
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]		200,000	199,536
			9,233,269
Metal fabricate/hardware: 0.1%
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		175,000	170,733
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	70,469
			241,202
Mining: 2.0%
Aris Mining Corp.
8.000%, due 10/31/29[2]		200,000	200,737
Arsenal AIC Parent LLC
8.000%, due 10/01/30[2]		150,000	157,668
11.500%, due 10/01/31[2]		50,000	55,637
Coeur Mining, Inc.
5.125%, due 02/15/29[2]		100,000	95,349

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
Constellium SE
3.125%, due 07/15/29[2]	EUR	275,000	$281,243
3.125%, due 07/15/29[3]		100,000	102,270
5.375%, due 08/15/32[2]		175,000	188,929
First Quantum Minerals Ltd.
6.875%, due 10/15/27[3]		500,000	494,195
8.625%, due 06/01/31[2]		200,000	201,500
FMG Resources August 2006 Pty. Ltd.
4.375%, due 04/01/31[2]		275,000	250,348
5.875%, due 04/15/30[2]		150,000	149,282
6.125%, due 04/15/32[2]		150,000	150,495
Freeport-McMoRan, Inc.
5.450%, due 03/15/43		50,000	47,985
Hudbay Minerals, Inc.
4.500%, due 04/01/26[2]		75,000	74,064
IAMGOLD Corp.
5.750%, due 10/15/28[2]		50,000	48,628
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		125,000	119,093
Novelis Corp.
3.250%, due 11/15/26[2]		100,000	96,212
3.875%, due 08/15/31[2]		25,000	21,955
4.750%, due 01/30/30[2]		25,000	23,422
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	100,000	103,787
Taseko Mines Ltd.
8.250%, due 05/01/30[2]		50,000	51,667

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
Vedanta Resources Ltd.
13.875%, due 12/09/28[3]		376,000	$383,520
WE Soda Investments Holding PLC
9.500%, due 10/06/28[3]		300,000	309,937
			3,607,923
Miscellaneous manufacturers: 0.4%
Amsted Industries, Inc.
4.625%, due 05/15/30[2]		25,000	23,320
CTEC II GmbH
5.250%, due 02/15/30[3]	EUR	200,000	200,777
FXI Holdings, Inc.
12.250%, due 11/15/26[2]		234,000	232,755
12.250%, due 11/15/26[2]		94,000	93,100
LSB Industries, Inc.
6.250%, due 10/15/28[2]		25,000	24,186
Trinity Industries, Inc.
7.750%, due 07/15/28[2]		150,000	155,088
			729,226
Office & business equipment: 0.1%
Xerox Holdings Corp.
5.000%, due 08/15/25[2]		51,000	50,026
8.875%, due 11/30/29[2]		25,000	21,762
Zebra Technologies Corp.
6.500%, due 06/01/32[2]		50,000	51,156
			122,944
Oil & gas: 9.4%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, due 10/01/29[2]		100,000	100,693

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Antero Resources Corp.
7.625%, due 02/01/29[2]	49,000	$50,251
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625%, due 10/15/32[2]	50,000	49,526
8.250%, due 12/31/28[2]	25,000	25,509
9.000%, due 11/01/27[2]	150,000	178,030
Baytex Energy Corp.
8.500%, due 04/30/30[2]	150,000	152,628
California Resources Corp.
8.250%, due 06/15/29[2]	100,000	100,993
Chord Energy Corp.
6.375%, due 06/01/26[2]	75,000	75,161
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]	150,000	150,046
8.375%, due 01/15/29[2]	250,000	260,054
Civitas Resources, Inc.
5.000%, due 10/15/26[2]	175,000	171,875
8.375%, due 07/01/28[2]	25,000	25,837
8.625%, due 11/01/30[2]	50,000	52,528
CNX Resources Corp.
6.000%, due 01/15/29[2]	125,000	123,937
7.250%, due 03/01/32[2]	25,000	25,760
7.375%, due 01/15/31[2]	25,000	25,698
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	100,000	91,366
6.750%, due 03/01/29[2]	100,000	95,767
Cosan Overseas Ltd.
8.250%, due 02/05/25[3,9]	300,000	303,810

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Crescent Energy Finance LLC
7.375%, due 01/15/33[2]	75,000	$72,748
7.625%, due 04/01/32[2]	25,000	24,684
9.250%, due 02/15/28[2]	75,000	78,703
Ecopetrol SA
4.625%, due 11/02/31	450,000	370,800
5.875%, due 05/28/45	500,000	351,250
8.375%, due 01/19/36	200,000	194,900
8.625%, due 01/19/29	200,000	211,420
Encino Acquisition Partners Holdings LLC
8.750%, due 05/01/31[2]	25,000	25,662
Energean Israel Finance Ltd.
4.875%, due 03/30/26[3]	300,000	290,814
5.875%, due 03/30/31[3]	75,000	63,818
Expand Energy Corp.
5.500%, due 02/01/26[2]	50,000	49,912
6.750%, due 04/15/29[2]	250,000	252,730
8.375%, due 09/15/28	125,000	128,590
FORESEA Holding SA
7.500%, due 06/15/30[3]	200,000	190,989
Global Marine, Inc.
7.000%, due 06/01/28	150,000	141,329
Gran Tierra Energy, Inc.
9.500%, due 10/15/29[3]	200,000	184,000
Gulfport Energy Operating Corp.
6.750%, due 09/01/29[2]	25,000	25,129

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000%, due 04/15/30[2]	100,000	$95,381
6.000%, due 02/01/31[2]	175,000	165,455
6.250%, due 11/01/28[2]	75,000	73,176
6.875%, due 05/15/34[2]	25,000	23,930
7.250%, due 02/15/35[2]	100,000	98,096
Kraken Oil & Gas Partners LLC
7.625%, due 08/15/29[2]	75,000	74,098
Leviathan Bond Ltd.
6.125%, due 06/30/25[3]	75,000	74,039
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	174,666
Matador Resources Co.
6.250%, due 04/15/33[2]	125,000	122,329
6.500%, due 04/15/32[2]	25,000	24,759
6.875%, due 04/15/28[2]	75,000	76,356
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	233,949	197,043
Medco Laurel Tree Pte. Ltd.
6.950%, due 11/12/28[2]	400,000	397,796
MEG Energy Corp.
5.875%, due 02/01/29[2]	75,000	73,529
Moss Creek Resources Holdings, Inc.
8.250%, due 09/01/31[2]	25,000	24,495

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Murphy Oil Corp.
6.000%, due 10/01/32	25,000	$24,063
Nabors Industries Ltd.
7.500%, due 01/15/28[2]	100,000	95,132
Nabors Industries, Inc.
8.875%, due 08/15/31[2]	75,000	70,907
NewCo Holding USD 20 SARL
9.375%, due 11/07/29[2,7]	200,000	199,500
Noble Finance II LLC
8.000%, due 04/15/30[2]	100,000	101,364
Northern Oil & Gas, Inc.
8.125%, due 03/01/28[2]	200,000	201,941
8.750%, due 06/15/31[2]	100,000	103,460
Parkland Corp.
4.500%, due 10/01/29[2]	250,000	232,247
4.625%, due 05/01/30[2]	100,000	91,913
5.875%, due 07/15/27[2]	100,000	98,955
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	275,000	266,912
7.875%, due 09/15/30[2]	100,000	99,829
Permian Resources Operating LLC
5.375%, due 01/15/26[2]	200,000	199,035
7.000%, due 01/15/32[2]	200,000	204,019
8.000%, due 04/15/27[2]	100,000	102,775
Petrobras Global Finance BV
6.500%, due 07/03/33	200,000	203,522
6.850%, due 06/05/15	400,000	370,800

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Petroleos Mexicanos
2.750%, due 04/21/27[3]	EUR	475,000	$476,638
4.750%, due 02/26/29[3]		275,000	276,098
5.950%, due 01/28/31		720,000	619,200
6.500%, due 03/13/27		675,000	660,751
6.500%, due 06/02/41		1,250,000	925,437
6.625%, due 11/30/24[3,9]		100,000	66,360
6.625%, due 06/15/35		350,000	285,512
6.700%, due 02/16/32		700,000	621,033
6.750%, due 09/21/47		479,000	341,743
6.950%, due 01/28/60		250,000	178,125
7.690%, due 01/23/50		1,000,000	776,900
10.000%, due 02/07/33		100,000	105,540
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	99,494
7.125%, due 01/15/26[2]		40,000	39,942
Puma International Financing SA
7.750%, due 04/25/29[3]		200,000	204,986
Range Resources Corp.
8.250%, due 01/15/29		125,000	128,787
Sanchez Energy Corp.
6.125%, due 01/15/23		325,000	4,875
7.750%, due 06/15/21[12]		475,000	7,125
Saturn Oil & Gas, Inc.
9.625%, due 06/15/29[2]		47,000	46,414
SM Energy Co.
6.750%, due 09/15/26		100,000	100,210
6.750%, due 08/01/29[2]		75,000	74,538

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	25,000	$23,462
6.000%, due 04/15/27	150,000	150,157
7.000%, due 09/15/28[2]	75,000	77,084
Talos Production, Inc.
9.000%, due 02/01/29[2]	75,000	77,245
9.375%, due 02/01/31[2]	125,000	128,700
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	122,943
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[2]	25,000	23,602
Transocean Aquila Ltd.
8.000%, due 09/30/28[2]	45,385	46,585
Transocean Titan Financing Ltd.
8.375%, due 02/01/28[2]	50,000	51,445
Transocean, Inc.
6.800%, due 03/15/38	250,000	207,420
7.500%, due 04/15/31	125,000	116,617
8.000%, due 02/01/27[2]	86,000	85,751
8.250%, due 05/15/29[2]	75,000	75,346
8.500%, due 05/15/31[2]	25,000	25,192
8.750%, due 02/15/30[2]	3,187	3,303
9.350%, due 12/15/41	125,000	112,892
Trident Energy Finance PLC
12.500%, due 11/30/29[2]	300,000	315,187
Valaris Ltd.
8.375%, due 04/30/30[2]	25,000	25,365

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	125,000	$123,524
Viper Energy, Inc.
5.375%, due 11/01/27[2]	75,000	74,148
Vital Energy, Inc.
7.750%, due 07/31/29[2]	100,000	98,127
7.875%, due 04/15/32[2]	20,000	19,220
9.750%, due 10/15/30	75,000	79,133
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29[2]	50,000	48,493
YPF SA
6.950%, due 07/21/27[3]	69,000	67,461
8.500%, due 03/23/25[3]	25,000	24,986
		17,321,565
Oil & gas services: 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	175,000	175,324
6.875%, due 04/01/27[2]	27,000	27,081
Bristow Group, Inc.
6.875%, due 03/01/28[2]	100,000	99,310
Enerflex Ltd.
9.000%, due 10/15/27[2]	90,000	93,425
Helix Energy Solutions Group, Inc.
9.750%, due 03/01/29[2]	125,000	133,318
Kodiak Gas Services LLC
7.250%, due 02/15/29[2]	50,000	51,396
Nine Energy Service, Inc.
13.000%, due 02/01/28	150,000	98,250

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
Oceaneering International, Inc.
6.000%, due 02/01/28		25,000	$24,563
OHI Group SA
13.000%, due 07/22/29[2]		200,000	197,000
Star Holding LLC
8.750%, due 08/01/31[2]		50,000	47,550
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27		75,000	75,357
7.125%, due 03/15/29[2]		125,000	127,312
Weatherford International Ltd.
8.625%, due 04/30/30[2]		525,000	542,693
Yinson Boronia Production BV
8.947%, due 07/31/42[2]		300,000	317,370
			2,009,949
Packaging & containers: 2.1%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,8]	EUR	175,000	36,986
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,8]		400,000	84,500
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000%, due 09/01/28[3]	EUR	300,000	297,413
6.000%, due 06/15/27[2]		200,000	199,434
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	100,000	91,942
5.250%, due 08/15/27[2]		200,000	120,000

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Ball Corp.
3.125%, due 09/15/31		125,000	$108,028
6.875%, due 03/15/28		125,000	128,488
Berry Global, Inc.
4.500%, due 02/15/26[2]		50,000	49,329
5.625%, due 07/15/27[2]		75,000	74,874
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	25,118
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26		50,000	49,633
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		100,000	103,842
Crown European Holdings SACA
4.500%, due 01/15/30[2]	EUR	100,000	111,554
4.500%, due 01/15/30[3]		200,000	223,108
Fiber Bidco SpA
6.125%, due 06/15/31[2]		200,000	217,550
Graphic Packaging International LLC
2.625%, due 02/01/29[3]		225,000	231,194
4.750%, due 07/15/27[2]		25,000	24,508
6.375%, due 07/15/32[2]		25,000	25,223
Guala Closures SpA
3.250%, due 06/15/28[3]	EUR	250,000	255,956
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[3]		125,000	105,805
LABL, Inc.
10.500%, due 07/15/27[2]		50,000	49,500

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/27[2]		75,000	$76,700
OI European Group BV
4.750%, due 02/15/30[2]		225,000	203,839
5.250%, due 06/01/29[2]	EUR	100,000	109,395
5.250%, due 06/01/29[3]		100,000	109,395
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[2]		163,000	162,194
7.250%, due 05/15/31[2]		100,000	98,352
7.375%, due 06/01/32[2]		25,000	24,460
Sealed Air Corp.
4.000%, due 12/01/27[2]		51,000	48,813
5.000%, due 04/15/29[2]		75,000	72,448
6.500%, due 07/15/32[2]		50,000	50,751
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, due 02/01/28[2]		25,000	25,266
7.250%, due 02/15/31[2]		50,000	51,911
Trident TPI Holdings, Inc.
12.750%, due 12/31/28[2]		25,000	27,431
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	139,975
			3,814,915
Pharmaceuticals: 2.1%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		25,000	20,063
9.250%, due 04/01/26[2]		25,000	24,197

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]		75,000	$48,000
5.250%, due 01/30/30[2]		125,000	68,762
5.250%, due 02/15/31[2]		125,000	67,500
5.500%, due 11/01/25[2]		125,000	122,672
5.750%, due 08/15/27[2]		50,000	41,267
6.125%, due 02/01/27[2]		150,000	135,397
7.000%, due 01/15/28[2]		75,000	50,437
7.250%, due 05/30/29[2]		150,000	94,500
9.000%, due 12/15/25[2]		75,000	73,540
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		175,000	182,121
Endo Finance Holdings, Inc.
8.500%, due 04/15/31[2]		25,000	26,731
Endo Luxembourg Finance SARL
6.125%, due 04/01/29[2,4,5,7,11]		125,000	0
Grifols SA
1.625%, due 02/15/25[3]	EUR	132,978	143,015
7.500%, due 05/01/30[3]		225,000	255,757
Gruenenthal GmbH
6.750%, due 05/15/30[3]		100,000	115,964
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		62,000	61,757
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	17,135

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.750%, due 11/14/28[2]		24,504	$26,766
Neopharmed Gentili SpA
7.125%, due 04/08/30[3]	EUR	175,000	199,451
Nidda Healthcare Holding GmbH
7.500%, due 08/21/26[3]		165,149	185,416
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[2]		200,000	189,502
5.125%, due 04/30/31[2]		200,000	182,401
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		125,000	112,483
6.625%, due 04/01/30[2]		25,000	23,862
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]		31,000	31,155
9.000% Cash or 3.500% PIK,
12.000%, due 05/15/29[2,8]		98,982	99,617
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2,4,5,11]		198,000	0
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	22,285
5.125%, due 01/15/28[2]		100,000	97,918
Rossini SARL
6.750%, due 12/31/29[2]	EUR	100,000	114,343
6.750%, due 12/31/29[3]		100,000	114,343

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	200,000	$215,947
7.375%, due 09/15/29	150,000	183,762
7.875%, due 09/15/31	300,000	388,327
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46	200,000	140,136
		3,876,529
Pipelines: 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]	25,000	24,349
5.750%, due 03/01/27[2]	150,000	149,720
6.625%, due 02/01/32[2]	75,000	75,833
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]	75,000	76,940
7.250%, due 07/15/32[2]	25,000	25,825
Buckeye Partners LP
5.850%, due 11/15/43	50,000	43,219
6.875%, due 07/01/29[2]	100,000	101,644
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	250,000	237,899
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125%, due 06/01/28[2]	100,000	99,064
8.625%, due 03/15/29[2]	225,000	230,859

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
DT Midstream, Inc.
4.125%, due 06/15/29[2]	25,000	$23,476
4.375%, due 06/15/31[2]	75,000	68,994
Energy Transfer LP
(fixed, converts to FRN on 10/01/29),
7.125%, due 10/01/54[6]	75,000	75,797
(fixed, converts to FRN on 05/15/29),
8.000%, due 05/15/54[6]	25,000	26,490
EnLink Midstream Partners LP
5.050%, due 04/01/45	75,000	65,214
5.450%, due 06/01/47	125,000	114,079
5.600%, due 04/01/44	150,000	140,251
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	225,000	216,593
4.750%, due 01/15/31[2]	300,000	285,185
5.500%, due 07/15/28	100,000	99,253
6.500%, due 07/01/27[2]	25,000	25,572
6.500%, due 07/15/48	75,000	75,476
7.500%, due 06/01/27[2]	75,000	76,684
7.500%, due 06/01/30[2]	75,000	80,656
Galaxy Pipeline Assets Bidco Ltd.
1.750%, due 09/30/27[3]	96,476	91,411
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, due 02/01/28	25,000	25,252
7.875%, due 05/15/32	100,000	99,930
8.000%, due 01/15/27	50,000	50,888
8.875%, due 04/15/30	50,000	51,503

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	$202,319
7.500%, due 05/15/32[2]	75,000	76,791
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	225,000	220,176
5.500%, due 10/15/30[2]	50,000	48,854
6.500%, due 06/01/29[2]	50,000	50,830
Howard Midstream Energy Partners LLC
7.375%, due 07/15/32[2]	150,000	153,034
8.875%, due 07/15/28[2]	100,000	105,506
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	138,614
Kinetik Holdings LP
5.875%, due 06/15/30[2]	125,000	124,038
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	150,000	163,415
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	75,000	69,474
6.750%, due 09/15/25[2]	129,000	128,753
8.750%, due 03/15/29[2]	25,000	20,870
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[2]	225,000	226,453
8.375%, due 02/15/32[2]	125,000	125,980
Northriver Midstream Finance LP
6.750%, due 07/15/32[2]	125,000	128,280

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
NuStar Logistics LP
5.625%, due 04/28/27	25,000	$24,806
6.375%, due 10/01/30	125,000	126,411
Plains All American Pipeline LP
Series B,
3 mo. USD Term SOFR + 4.372%,
9.490%, due 12/01/24[6,9]	150,000	149,010
Prairie Acquiror LP
9.000%, due 08/01/29[2]	75,000	76,038
Rockies Express Pipeline LLC
3.600%, due 05/15/25[2]	25,000	24,656
4.800%, due 05/15/30[2]	50,000	46,241
4.950%, due 07/15/29[2]	25,000	23,484
6.875%, due 04/15/40[2]	100,000	94,813
7.500%, due 07/15/38[2]	25,000	25,377
South Bow Canadian Infrastructure Holdings Ltd.
(fixed, converts to FRN on 03/01/35),
7.500%, due 03/01/55[2,6]	50,000	51,927
(fixed, converts to FRN on 03/01/30),
7.625%, due 03/01/55[2,6]	75,000	77,227
Summit Midstream Holdings LLC
8.625%, due 10/31/29[2]	50,000	51,658
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]	125,000	117,314
6.000%, due 09/01/31[2]	100,000	92,761
7.375%, due 02/15/29[2]	75,000	75,247

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[2]		150,000	$130,322
4.125%, due 08/15/31[2]		25,000	22,786
6.250%, due 01/15/30[2]		100,000	102,216
Venture Global LNG, Inc.
8.125%, due 06/01/28[2]		300,000	311,335
8.375%, due 06/01/31[2]		150,000	155,803
(fixed, converts to FRN on 09/30/29),
9.000%, due 09/30/29[2,6,9]		100,000	99,993
9.500%, due 02/01/29[2]		200,000	221,061
9.875%, due 02/01/32[2]		250,000	272,882
Western Midstream Operating LP
5.300%, due 03/01/48		75,000	65,181
			7,179,992
Real estate: 2.7%
Alpha Star Holding VIII Ltd.
8.375%, due 04/12/27[3]		200,000	206,750
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, due 04/15/30[2]		194,400	170,351
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]		50,000	38,132
5.750%, due 01/15/29[2]		75,000	61,781
CPI Property Group SA
Steps Up to 4.000% on 01/22/2025,
2.750%, due 01/22/28[3]	GBP	100,000	116,489
7.000%, due 05/07/29[3]	EUR	250,000	289,580

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
FEC Finance Ltd.
(fixed, converts to FRN on 10/18/29),
12.764%, due 12/18/24[3,6,9]		300,000	$300,410
Greystar Real Estate Partners LLC
7.750%, due 09/01/30[2]		75,000	78,584
Heimstaden Bostad AB
(fixed, converts to FRN on 05/01/27),
2.625%, due 02/01/27[3,6,9]	EUR	300,000	288,112
Heimstaden Bostad Treasury BV
1.625%, due 10/13/31[3]		500,000	457,543
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	115,113
5.375%, due 08/01/28[2]		250,000	243,045
Kennedy-Wilson, Inc.
4.750%, due 02/01/30		50,000	44,724
MAF Global Securities Ltd.
(fixed, converts to FRN on 03/20/26),
6.375%, due 03/20/26[3,6,9]		200,000	199,125
NEINOR HOMES SLU
5.875%, due 02/15/30[7]	EUR	100,000	108,449
Newmark Group, Inc.
7.500%, due 01/12/29		25,000	26,468
NWD Finance BVI Ltd.
6.250%, due 03/07/25[3,9]		300,000	164,779
Pakuwon Jati Tbk. PT
4.875%, due 04/29/28[3]		200,000	194,000

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Peach Property Finance GmbH
4.375%, due 11/15/25[3]	EUR	300,000	$300,284
PHM Group Holding OY
4.750%, due 06/18/26[3]		250,000	269,808
Pingan Real Estate Capital Ltd.
3.450%, due 07/29/26[3]		200,000	181,385
Ronshine China Holdings Ltd.,[12]
8.100%, due 06/09/23[3]		50,000	500
Samhallsbyggnadsbolaget i Norden AB
2.375%, due 09/04/26[3]	EUR	200,000	187,909
(fixed, converts to FRN on 03/14/26),
2.625%, due 12/14/25[3,6,9]		200,000	91,480
SBB Treasury OYJ
1.125%, due 11/26/29[3]		150,000	116,049
Signa Development Finance SCS
5.500%, due 07/23/26[3]		100,000	16,860
5.500%, due 07/23/26[2,12]		200,000	33,720
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, due 11/09/27[3]		200,000	130,500
Vivion Investments SARL
8.000%, due 02/28/29[3,8]	EUR	200,000	213,708
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]		400,000	376,876
			5,022,514
Real estate investment trusts: 2.3%
Alexandrite Monnet U.K. Holdco PLC
10.500%, due 05/15/29[3]	EUR	100,000	117,869

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]	225,000	$210,404
Diversified Healthcare Trust
9.750%, due 06/15/25	88,000	87,898
Emirates REIT Sukuk II Ltd.
11.000%, due 12/12/25[3]	131,090	131,300
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]	325,000	306,310
Iron Mountain, Inc.
4.500%, due 02/15/31[2]	200,000	185,707
4.875%, due 09/15/27[2]	125,000	122,855
4.875%, due 09/15/29[2]	75,000	72,229
5.000%, due 07/15/28[2]	50,000	48,724
5.250%, due 07/15/30[2]	250,000	241,716
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]	25,000	24,206
4.750%, due 06/15/29[2]	50,000	47,636
7.000%, due 07/15/31[2]	25,000	25,929

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
MPT Operating Partnership LP/MPT Finance Corp.
0.993%, due 10/15/26	EUR	100,000	$92,176
3.375%, due 04/24/30	GBP	100,000	88,005
3.500%, due 03/15/31		250,000	177,037
4.625%, due 08/01/29		50,000	38,886
5.000%, due 10/15/27		175,000	154,444
5.250%, due 08/01/26		100,000	94,587
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	119,062
5.875%, due 10/01/28[2]		50,000	49,479
7.000%, due 02/01/30[2]		50,000	51,219
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[2]		50,000	49,934
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	95,744
6.500%, due 04/01/32[2]		100,000	101,187
7.250%, due 07/15/28[2]		50,000	51,861
Rithm Capital Corp.
8.000%, due 04/01/29[2]		75,000	74,838
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]		100,000	96,854
4.000%, due 09/15/29[2]		200,000	180,255
SBA Communications Corp.
3.875%, due 02/15/27		25,000	24,196

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Service Properties Trust
4.375%, due 02/15/30	50,000	$37,842
4.750%, due 10/01/26	125,000	118,128
4.950%, due 02/15/27	25,000	23,286
4.950%, due 10/01/29	75,000	59,944
5.250%, due 02/15/26	150,000	145,485
Starwood Property Trust, Inc.
6.000%, due 04/15/30[2]	125,000	122,528
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	75,000	68,943
6.500%, due 02/15/29[2]	125,000	107,614
10.500%, due 02/15/28[2]	250,000	266,292
XHR LP
4.875%, due 06/01/29[2]	75,000	70,399
6.375%, due 08/15/25[2]	125,000	124,950
		4,307,958
Retail: 3.8%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]	25,000	23,829
4.000%, due 10/15/30[2]	500,000	451,575
4.375%, due 01/15/28[2]	50,000	48,088
6.125%, due 06/15/29[2]	75,000	76,309
Arko Corp.
5.125%, due 11/15/29[2]	50,000	46,059

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Asbury Automotive Group, Inc.
4.500%, due 03/01/28		15,000	$14,479
4.625%, due 11/15/29[2]		50,000	46,816
4.750%, due 03/01/30		25,000	23,526
5.000%, due 02/15/32[2]		25,000	23,030
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]		100,000	100,129
6.750%, due 07/01/36		275,000	276,482
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,8]		100,000	97,428
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2]		125,000	116,220
4.500%, due 11/15/26[2]		175,000	171,514
6.500%, due 08/01/30[2]		100,000	101,647
Bertrand Franchise Finance SAS
6.500%, due 07/18/30[3]	EUR	200,000	225,991
Brinker International, Inc.
8.250%, due 07/15/30[2]		25,000	26,612
Carvana Co.
13.000% PIK,
13.000%, due 06/01/30[2,8]		53,250	58,056
14.000% PIK,
14.000%, due 06/01/31[2,8]		133,750	159,461
CEC Entertainment LLC
6.750%, due 05/01/26[2]		50,000	49,706
Ceconomy AG
6.250%, due 07/15/29[2]	EUR	125,000	139,029

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Retail—(continued)
Dufry One BV
3.375%, due 04/15/28	250,000	$267,907
4.750%, due 04/18/31[3]	100,000	111,720
Eroski S Coop
10.625%, due 04/30/29[2]	150,000	175,706
Evergreen Acqco 1 LP/TVI, Inc.
9.750%, due 04/26/28[2]	40,000	42,088
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]	175,000	173,775
5.875%, due 04/01/29[2]	175,000	163,336
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]	200,000	181,896
FirstCash, Inc.
4.625%, due 09/01/28[2]	125,000	118,398
5.625%, due 01/01/30[2]	75,000	72,812
6.875%, due 03/01/32[2]	100,000	101,140
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]	100,000	88,353
Gap, Inc.
3.625%, due 10/01/29[2]	25,000	22,436
3.875%, due 10/01/31[2]	25,000	21,483
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, due 01/15/32[2]	200,000	181,784
Group 1 Automotive, Inc.
6.375%, due 01/15/30[2]	25,000	25,112

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	$72,725
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	138,337
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		200,000	188,987
8.250%, due 08/01/31[2]		75,000	78,330
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		200,000	183,541
4.625%, due 12/15/27[2]		150,000	145,548
Macy's Retail Holdings LLC
4.500%, due 12/15/34		50,000	41,760
5.125%, due 01/15/42		150,000	115,407
5.875%, due 04/01/29[2]		41,000	40,062
5.875%, due 03/15/30[2]		25,000	24,179
6.375%, due 03/15/37		75,000	65,739
Michaels Cos., Inc.
7.875%, due 05/01/29[2]		50,000	26,368
Murphy Oil USA, Inc.
3.750%, due 02/15/31[2]		25,000	22,215
4.750%, due 09/15/29		50,000	47,786
Nordstrom, Inc.
4.375%, due 04/01/30		50,000	45,322
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		100,000	94,585
Punch Finance PLC
6.125%, due 06/30/26[2]	GBP	125,000	159,755
6.125%, due 06/30/26[3]		100,000	127,804

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Retail—(continued)
QVC, Inc.
4.450%, due 02/15/25	100,000	$99,187
5.450%, due 08/15/34	125,000	82,111
Raising Cane's Restaurants LLC
9.375%, due 05/01/29[2]	50,000	53,744
Rite Aid Corp.
8.000%, due 11/15/26[2,4,5,12]	103,000	27,738
12.324%, due 11/15/26	5,282	5,057
Sally Holdings LLC/Sally Capital, Inc.
6.750%, due 03/01/32	50,000	50,623
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]	200,000	200,229
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]	75,000	68,871
4.875%, due 11/15/31[2]	75,000	67,436
Staples, Inc.
10.750%, due 09/01/29[2]	100,000	96,698
12.750%, due 01/15/30[2]	219,659	174,569
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]	75,000	68,787
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]	125,000	115,335

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Victra Holdings LLC/Victra Finance Corp.
7.750%, due 02/15/26[2]		13,000	$13,094
8.750%, due 09/15/29[2]		25,000	26,098
Yum! Brands, Inc.
4.750%, due 01/15/30[2]		25,000	24,190
5.375%, due 04/01/32		225,000	218,995
			7,035,144
Savings & loans: 0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/49[4,12,13]		500,000	6,063

Semiconductors: 0.3%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		50,000	50,153
ams-OSRAM AG
10.500%, due 03/30/29[3]	EUR	100,000	110,243
BE Semiconductor Industries NV
4.500%, due 07/15/31[2]		125,000	139,550
Entegris, Inc.
5.950%, due 06/15/30[2]		25,000	24,973
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		175,000	164,097
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	114,667
			603,683
Software: 1.7%
Alteryx, Inc.
8.750%, due 03/15/28[2]		50,000	51,109
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		350,000	331,019

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		225,000	$101,250
Cloud Software Group, Inc.
6.500%, due 03/31/29[2]		375,000	366,211
9.000%, due 09/30/29[2]		600,000	599,945
Dun & Bradstreet Corp.
5.000%, due 12/15/29[2]		50,000	48,991
Dye & Durham Ltd.
8.625%, due 04/15/29[2]		25,000	26,501
Elastic NV
4.125%, due 07/15/29[2]		75,000	69,403
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
7.875%, due 05/01/29[2]	EUR	125,000	137,566
Open Text Corp.
3.875%, due 02/15/28[2]		25,000	23,515
3.875%, due 12/01/29[2]		150,000	136,846
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		125,000	114,756
4.125%, due 12/01/31[2]		275,000	246,979
Playtika Holding Corp.
4.250%, due 03/15/29[2]		125,000	112,767
ROBLOX Corp.
3.875%, due 05/01/30[2]		50,000	45,252
Rocket Software, Inc.
6.500%, due 02/15/29[2]		25,000	23,247
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		275,000	273,907
6.500%, due 06/01/32[2]		50,000	50,897

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Twilio, Inc.
3.875%, due 03/15/31		100,000	$90,205
UKG, Inc.
6.875%, due 02/01/31[2]		175,000	179,289
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]		100,000	95,172
			3,124,827
Telecommunications: 5.8%
Africell Holding Ltd.
10.500%, due 10/23/29[2]		250,000	249,560
Altice France Holding SA
4.000%, due 02/15/28[3]	EUR	200,000	51,940
6.000%, due 02/15/28[2]		400,000	108,411
8.000%, due 05/15/27[3]	EUR	175,000	52,660
10.500%, due 05/15/27[2]		400,000	121,611
Altice France SA
3.375%, due 01/15/28[3]	EUR	400,000	332,308
5.125%, due 07/15/29[2]		375,000	280,482
5.500%, due 10/15/29[2]		200,000	149,748
Axian Telecom
7.375%, due 02/16/27[3]		200,000	200,938
C&W Senior Finance Ltd.
6.875%, due 09/15/27[3]		120,000	118,787
Ciena Corp.
4.000%, due 01/31/30[2]		50,000	46,139

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Telecommunications—(continued)
CommScope LLC
4.750%, due 09/01/29[2]	50,000	$42,750
6.000%, due 03/01/26[2]	50,000	48,810
7.125%, due 07/01/28[2]	25,000	21,744
8.250%, due 03/01/27[2]	25,000	23,673
CommScope Technologies LLC
6.000%, due 06/15/25[2]	61,000	59,780
CT Trust
5.125%, due 02/03/32[3]	350,000	317,187
Digicel Group Holdings Ltd.
Series 1B,
0.000%, due 12/31/30[2,4,13]	60,603	1,818
Series 3A,
0.000%, due 12/31/30[2,4,5,13]	376	188
Series 3B,
0.000%, due 12/31/30[2,4,13]	46,129	461
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
9.000% Cash and 1.500% PIK,
12.000%, due 05/25/27[8]	401,766	404,277
Embarq Corp.
7.995%, due 06/01/36	100,000	42,819

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		150,000	$147,458
5.875%, due 10/15/27[2]		75,000	74,839
5.875%, due 11/01/29		17,911	17,500
6.000%, due 01/15/30[2]		100,000	97,861
6.750%, due 05/01/29[2]		275,000	273,552
8.625%, due 03/15/31[2]		150,000	160,772
8.750%, due 05/15/30[2]		100,000	105,863
GoTo Group, Inc.
5.500%, due 05/01/28[2]		48,510	37,399
5.500%, due 05/01/28[2]		66,990	21,068
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		125,000	108,138
Iliad Holding SASU
6.875%, due 04/15/31[2]	EUR	125,000	144,647
Intelsat Jackson Holdings SA
6.500%, due 03/15/30[2]		50,000	46,979

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		25,000	$18,746
3.875%, due 10/15/30[2]		75,000	56,999
4.000%, due 04/15/31[2]		25,000	18,875
4.250%, due 07/01/28[2]		100,000	83,125
4.500%, due 04/01/30[2]		100,000	79,994
4.625%, due 09/15/27[2]		100,000	90,750
4.875%, due 06/15/29[2]		100,000	85,500
10.000%, due 10/15/32[2]		50,000	49,542
10.500%, due 04/15/29[2]		50,000	55,668
10.500%, due 05/15/30[2]		96,000	105,000
10.750%, due 12/15/30[2]		50,000	55,868
11.000%, due 11/15/29[2]		25,000	28,210
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]		200,000	215,664
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	244,395
Lumen Technologies, Inc.
4.000%, due 02/15/27[2]		25,000	22,500
4.125%, due 04/15/29[2]		21,160	18,515
4.125%, due 04/15/30[2]		21,162	17,935
4.500%, due 01/15/29[2]		25,000	19,500
10.000%, due 10/15/32[2]		125,000	124,531
Nokia of America Corp.
6.450%, due 03/15/29		175,000	175,930

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Odido Holding BV
3.750%, due 01/15/29[3]	EUR	175,000	$185,671
Optics Bidco SpA
1.625%, due 01/18/29		284,000	285,072
3.625%, due 05/25/26[3]		50,000	54,520
5.250%, due 03/17/55		100,000	107,862
Series 2034,
6.000%, due 09/30/34[2]		200,000	194,958
7.875%, due 07/31/28[3]	EUR	200,000	245,641
SoftBank Group Corp.
3.125%, due 09/19/25[3]		375,000	403,542
3.875%, due 07/06/32[3]		300,000	300,219
TalkTalk Telecom Group Ltd.
3.875%, due 02/20/25[3]	GBP	100,000	79,946
Telecom Italia Capital SA
6.375%, due 11/15/33		75,000	75,795
7.200%, due 07/18/36		50,000	50,701
Telecom Italia SpA
1.625%, due 01/18/29[3]	EUR	141,000	142,408
7.875%, due 07/31/28[3]		100,000	122,753
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	401,776
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	21,789
5.625%, due 12/06/26[2]		125,000	55,343
6.500%, due 10/15/27[2]		75,000	23,190
Turkcell Iletisim Hizmetleri AS
5.800%, due 04/11/28[3]		400,000	388,625

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Viasat, Inc.
6.500%, due 07/15/28[2]		25,000	$18,855
7.500%, due 05/30/31[2]		50,000	32,803
Vmed O2 U.K. Financing I PLC
4.250%, due 01/31/31[2]		200,000	172,534
4.750%, due 07/15/31[2]		200,000	173,206
5.625%, due 04/15/32[2]	EUR	125,000	135,975
5.625%, due 04/15/32[3]		100,000	108,780
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[3,6]		225,000	240,650
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[3,6]		100,000	101,052
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[3,6]		125,000	137,561
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[6]		175,000	183,297
Windstream Services LLC/Windstream Escrow Finance Corp.
7.750%, due 08/15/28[2]		125,000	125,692
8.250%, due 10/01/31[2]		50,000	50,625
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]		200,000	178,002
6.125%, due 03/01/28[2]		75,000	64,382
Zegona Finance PLC
6.750%, due 07/15/29[3]	EUR	200,000	228,699
			10,571,338

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Toys/Games/Hobbies: 0.1%
Mattel, Inc.
5.450%, due 11/01/41		25,000	$22,895
5.875%, due 12/15/27[2]		100,000	101,014
			123,909
Transportation: 0.6%
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		25,000	23,852
Edge Finco PLC
8.125%, due 08/15/31[2]	GBP	200,000	260,534
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		25,000	23,014
Genesee & Wyoming, Inc.
6.250%, due 04/15/32[2]		100,000	100,874
Rand Parent LLC
8.500%, due 02/15/30[2]		100,000	99,780
Seaspan Corp.
5.500%, due 08/01/29[2]		175,000	164,937
Transnet SOC Ltd.
8.250%, due 02/06/28[3]		200,000	203,687
Watco Cos. LLC/Watco Finance Corp.
7.125%, due 08/01/32[2]		100,000	103,104
XPO, Inc.
6.250%, due 06/01/28[2]		50,000	50,756
7.125%, due 06/01/31[2]		50,000	51,752
7.125%, due 02/01/32[2]		50,000	51,942
			1,134,232

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Trucking & leasing: 0.3%
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[2]		75,000	$73,527
5.875%, due 04/15/33[2]		100,000	97,496
7.000%, due 05/01/31[2]		75,000	77,131
7.000%, due 06/15/32[2]		225,000	230,851
7.875%, due 12/01/30[2]		25,000	26,337
			505,342
Water: 0.2%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]		175,000	175,933
Thames Water Utilities Finance PLC
2.375%, due 04/22/40[3]	GBP	100,000	97,005
7.750%, due 04/30/44[3]		100,000	105,255
			378,193
Total corporate bonds
(cost—$186,380,713)			176,153,125

Loan assignments—1.0%
Advertising: 0.1%
Clear Channel International BV
6 mo. USD Term SOFR + 7.500%,
7.500%, due 04/01/27[6]		175,000	171,500

Commercial services: 0.0%†
Vortex Opco LLC
3 mo. USD Term SOFR + 6.250%,
11.003%, due 04/30/30[6]		18,000	18,551

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]		Value
Loan assignments—(continued)
Computers: 0.2%
Amentum Government Services Holdings LLC
1 mo. USD Term SOFR + 2.250%,
6.935%, due 09/29/31[6]		125,000	$124,906
Diebold Nixdorf, Inc.
2023 Exit Term Loan,
1 mo. USD Term SOFR + 7.500%,
12.304%, due 08/11/28[6]		162,746	165,221
Vericast Corp.
3 mo. USD Term SOFR + 7.750%,
12.354%, due 06/15/30[6]		133,225	126,897
			417,024
Diversified financial services: 0.1%
Mulhacen Pte. Ltd.
EUR 1st Lien Term Loan,
6 mo. EURIBOR + 10.000%,
10.000%, due 08/01/26[6]	EUR	123,745	53,841
EUR 2nd Lien Term Loan,
6 mo. EURIBOR + 8.000%,
8.000%, due 12/01/26[6]		259,267	32,785
			86,626
Electric: 0.0%†
Lightning Power LLC
3 mo. USD Term SOFR + 3.250%,
8.346%, due 08/18/31[6]		50,000	50,090
NRG Energy, Inc.
0.000%, due 04/16/31[6,14]		25,000	25,009
			75,099

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Entertainment: 0.2%
Allen Media LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 5.500%,
10.254%, due 02/10/27[6]	70,749	$45,943
Great Canadian Gaming Corp.
2021 Term Loan,
3 mo. USD Term SOFR + 4.000%,
9.015%, due 11/01/26[6]	97,750	97,554
Scientific Games Holdings LP
3 mo. USD Term SOFR + 3.000%,
7.590%, due 04/04/29[6]	147,750	147,082
		290,579
Food: 0.1%
Northeast Grocery, Inc.
Term Loan B,
3 mo. USD Term SOFR + 7.500%,
12.596%, due 12/13/28[6]	167,518	168,216

Forest Products, Paper: 0.0%†
Glatfelter Corp.
0.000%, due 11/04/31[6,14]	75,000	74,204

Healthcare-services: 0.0%†
LifePoint Health, Inc.
3 mo. USD Term SOFR + 4.000%,
8.632%, due 05/17/31[6]	24,938	24,957

Internet: 0.0%†
Endure Digital, Inc.
Term Loan,
1 mo. USD Term SOFR + 3.500%,
8.471%, due 02/10/28[6]	72,562	65,778

Leisure time: 0.0%†
Life Time Fitness, Inc.
0.000%, due 10/22/31[6,14]	50,000	49,938

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Machinery-diversified: 0.0%†
Titan Acquisition Ltd.
2024 Term Loan B,
6 mo. USD Term SOFR + 5.000%,
10.326%, due 02/15/29[6]	24,937	$24,947

Pharmaceuticals: 0.0%†
Mallinckrodt International Finance SA
2023 First Out Term Loan,
1 mo. USD Term SOFR + 7.500%,
12.245%, due 11/14/28[6]	9,357	9,924

Retail: 0.0%†
MI Windows & Doors LLC
2024 Term Loan B2,
1 mo. USD Term SOFR + 3.000%,
7.685%, due 03/28/31[6]	49,875	49,994

Software: 0.1%
Athenahealth Group, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR + 3.250%,
7.935%, due 02/15/29[6]	87,143	86,798

Telecommunications: 0.2%
Altice France SA
2023 USD Term Loan B14,
3 mo. USD Term SOFR + 5.500%,
10.147%, due 08/15/28[6]	160,445	128,069
Consolidated Communications, Inc.
2021 Term Loan B,
1 mo. USD Term SOFR + 3.500%,
8.300%, due 10/02/27[6]	150,000	147,432

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Telecommunications—(continued)
Windstream Services LLC
3 mo. USD Term SOFR + 4.750%,
9.707%, due 10/01/31[6]	25,000	$25,094
		300,595
Total loan assignments
(cost—$2,251,941)		1,914,730

Non-U.S. government agency obligations: 0.1%
Argentina: 0.1%
Bonos Para La Reconstruccion De Una Argentina Libre
3.000%, due 05/31/26	250,000	221,713

Ukraine: 0.0%†
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[3]	25,750	24,279

Total non-U.S. government agency obligations
(cost $241,445)		245,992

	Number of shares
Preferred stocks: 0.0%†
Machinery: 0.0%†
Selecta Group BV*,4Class A1	21,852	6,893
Selecta Group BV*,4Class A2	43,703	13,786
		20,679
Total preferred stocks (cost—$19,205)		20,679

	Face amount
Warrants: 0.0%†
Air Methods Corp.*,4,5	389	0
Air Methods Corp.*,4,5	184	0
Chaparral Energy, Inc. expires 10/01/25*,4,5	9	0
Curo Group Holdings LLC expires 08/01/28*,4,5	1,440	0

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Face amount[1]		Value
Warrants—(continued)
Intelsat SA expires 02/17/27*,4		1	$2
Linx Synthetic expires 12/31/49*,4,5	EUR	2	29,587
Total warrants (cost—$166,198)			29,589

	Number of shares
Common stocks: 0.6%
Aerospace & defense: 0.0%†
Evander Gold Mines Ltd.*,4,5	2,750	0

Chemicals: 0.0%†
Cornerstone CS*,4,5	1,205	4,217

Consumer finance: 0.0%†
Curo Group Holdings LLC*,4	824	4,120

Energy equipment & services: 0.0%†
Nine Energy Service, Inc.*,10	750	720
Parker Drilling Co.*	921	18,420
		19,140
Financial services: 0.1%
SPN*,2,4	1,482	89,661

Gas utilities: 0.0%†
Ferrellgas Partners LP, Class B	324	52,974

Health care providers & services: 0.0%†
Air Methods Corp.*,4	70	2,012

IT services: 0.2%
Carnelian Point Holdings LP4,5	140	1,875
Carnelian Point Holdings LP*,4,5	9,478	126,910
Carnelian Point Holdings LP*,4,5	14,851	198,855
		327,640
		327,640

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares		Value
Common stocks—(continued)
Leisure products: 0.0%†
Codere New Topco SA*,4,5	EUR	4,367	$0
Teide 10 S.L.*,4		5,444,137	44,414
			44,414
Media: 0.0%†
iHeartMedia, Inc., Class A*		1,347	2,667

Metals & mining: 0.0%†
Aleris International, Inc.*,4,5		795	15,900
Cloud Peak Energy, Inc.*,4,5		66	0
Petra Diamonds Ltd.*	GBP	54,100	24,974
			40,874
Oil, gas & consumable fuels: 0.0%†
California Resources Corp.		64	3,326

Paper & forest products: 0.0%†
Hardwood Holdings LLC*,4		936	29,952

Pharmaceuticals: 0.1%
Endo, Inc.*		3,821	97,474
Mallinckrodt PLC*,4		459	34,425
			131,899

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Technology hardware, storage & peripherals: 0.1%
Diebold Nixdorf, Inc.*	2,093	$96,864

Wireless telecommunication services: 0.1%
Intelsat SA*,4	5,083	153,761
Total common stocks (cost—$1,637,245)		1,003,521

Investment companies: 0.0%†
Endo GUC Trust[5]
(cost—$0)	$25,821	0

Short-term investments—0.8%
Investment companies: 0.8%
State Street Institutional U.S. Government Money Market Fund, 4.824%[15] (cost $1,429,337)	1,429,337	1,429,337

Investment of cash collateral from securities loaned—0.1%
Money market funds: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[15] (cost—$123,167)	123,167	123,167
Total investments (cost—$192,249,251)[16]—98.5%		180,920,140
Other assets in excess of liabilities—1.5%		2,749,184
Net assets—100.0%		$183,669,324

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	32,355,030	USD	35,822,195	11/08/24	$621,998
SSB	GBP	3,548,851	USD	4,710,681	11/08/24	134,637
SSB	USD	136,000	EUR	125,478	11/08/24	511
SSB	USD	196,000	EUR	178,607	11/08/24	(1,687)
SSB	USD	109,000	GBP	83,491	11/08/24	(1,342)
Net unrealized appreciation (depreciation)						$754,117

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$297,419	$358,345	$347,757	$1,003,521
Preferred stocks	—	20,679	—	20,679
Investment companies	—	—	—	—
Warrants	—	2	29,587	29,589
Corporate bonds	—	176,112,994	40,131	176,153,125
Loan assignments	—	1,914,730	—	1,914,730
Non-U.S. government agency obligations	—	245,992	—	245,992
Short-term investments	—	1,429,337	—	1,429,337
Investment of cash collateral from securities loaned	—	123,167	—	123,167
Forward foreign currency contracts	—	757,146	—	757,146
Total	$297,419	$180,962,392	$417,475	$181,677,286

Liabilities
Forward foreign currency contracts	$—	$(3,029)	$—	$(3,029)
Total	$—	$(3,029)	$—	$(3,029)

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $109,655,294, represented 59.7% of the Portfolios net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
7	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
8	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Perpetual investment. Date shown reflects the next call date.

PACE High Yield Investments

Portfolio of investments – October 31, 2024 (unaudited)

10	Security, or portion thereof, was on loan at the period end.
11	This security is considered restricted. At period end, the value of restricted security was $28,105, represented 0.0% of the Fund’s net assets.

The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/24	Value as a percentage of net assets
Aleris International, Inc.	01/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	08/23/18	650,000	0.3	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	09/02/20	550,000	0.3	5,500	0.0
Codere New Holdco SA	12/01/21	141,227	0.1	205	0.0
Endo Luxembourg Finance SARL	04/24/24	—	0.0	0	0.0
Par Pharmaceutical, Inc.	04/24/24	—	0.0	0	0.0

12	Bond interest in default.
13	Zero coupon bond.
14	Position is unsettled. Contract rate was not determined at October 31, 2024 and does not take effect until settlement.
15	Rates shown reflect yield at October 31, 2024.
16	Includes $120,509 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $123,167 and non-cash collateral of $0.

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 96.7%
Aerospace & defense: 1.8%
Boeing Co.*	10,397	$1,552,376
General Dynamics Corp.	35,500	10,352,155
RTX Corp.	18,321	2,216,658
		14,121,189
Air freight & logistics: 0.4%
FedEx Corp.	12,210	3,343,708

Automobile components: 0.7%
Adient PLC*	16,044	313,339
Aptiv PLC*	21,975	1,248,839
BorgWarner, Inc.	23,513	790,742
Magna International, Inc.[1]	72,729	2,870,614
		5,223,534
Automobiles: 1.2%
General Motors Co.	95,140	4,829,307
Harley-Davidson, Inc.	142,432	4,550,702
		9,380,009
Banks: 7.3%
Bank of America Corp.	30,789	1,287,596
Citigroup, Inc.	259,761	16,668,863
Citizens Financial Group, Inc.	55,529	2,338,881
First Citizens BancShares, Inc., Class A	389	753,629
JPMorgan Chase & Co.	67,505	14,980,710
Regions Financial Corp.	497,125	11,866,374
Truist Financial Corp.	26,800	1,153,740
U.S. Bancorp	59,372	2,868,261
Wells Fargo & Co.	78,840	5,118,293
		57,036,347
Beverages: 1.2%
Anheuser-Busch InBev SA, ADR	18,800	1,116,156
Keurig Dr. Pepper, Inc.	259,102	8,537,411
		9,653,567
Biotechnology: 2.1%
Gilead Sciences, Inc.	187,944	16,693,186

Broadline retail: 1.2%
Alibaba Group Holding Ltd., ADR	98,294	9,630,845

Building products: 1.1%
Johnson Controls International PLC	111,613	8,432,362

Capital markets: 7.5%
ARES Management Corp., Class A	66,741	11,191,131
Bank of New York Mellon Corp.	215,902	16,270,374
Charles Schwab Corp.	216,848	15,359,344
Goldman Sachs Group, Inc.	1,624	840,891
Raymond James Financial, Inc.	84,117	12,467,822
State Street Corp.	34,005	3,155,664
		59,285,226
Chemicals: 2.9%
Axalta Coating Systems Ltd.*	339,670	12,880,286

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Chemicals—(continued)
Celanese Corp.[1]	64,972	$8,184,523
Olin Corp.	44,351	1,819,722
		22,884,531
Communications equipment: 2.9%
Cisco Systems, Inc.	202,510	11,091,473
F5, Inc.*	26,600	6,221,208
Telefonaktiebolaget LM Ericsson, ADR[1]	654,061	5,481,031
		22,793,712
Construction & engineering: 0.1%
Fluor Corp.*	13,127	686,280

Construction materials: 1.9%
Heidelberg Materials AG	134,938	14,854,014

Consumer finance: 2.1%
American Express Co.	52,312	14,128,425
Capital One Financial Corp.	5,747	935,554
Discover Financial Services	7,438	1,104,022
		16,168,001
Electric utilities: 2.0%
PPL Corp.	486,640	15,844,998

Electrical equipment: 1.0%
Emerson Electric Co.	73,455	7,952,973

Electronic equipment, instruments & components: 1.2%
Corning, Inc.	103,587	4,929,705
TE Connectivity PLC	29,530	4,353,313
		9,283,018
Energy equipment & services: 0.9%
Baker Hughes Co.	65,317	2,487,271
Halliburton Co.	20,621	572,027
NOV, Inc.	191,604	2,971,778
Schlumberger NV	17,497	701,105
		6,732,181
Entertainment: 0.1%
Warner Bros Discovery, Inc.*	122,210	993,567

Financial services: 2.5%
Berkshire Hathaway, Inc., Class B*	33,449	15,082,823
Corebridge Financial, Inc.	55,263	1,755,706
Fidelity National Information Services, Inc.	34,677	3,111,567
		19,950,096
Food products: 2.1%
Conagra Brands, Inc.	37,800	1,093,932
Danone SA	181,230	12,951,632
Kraft Heinz Co.	75,500	2,526,230
		16,571,794
Ground transportation: 0.2%
Norfolk Southern Corp.	5,000	1,252,150

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies: 1.1%
GE HealthCare Technologies, Inc.	35,963	$3,141,368
Medtronic PLC	39,837	3,555,452
Solventum Corp.*	11,500	834,670
Zimmer Biomet Holdings, Inc.	10,238	1,094,647
		8,626,137
Health care providers & services: 7.6%
Centene Corp.*	29,219	1,819,175
Cigna Group	4,697	1,478,663
CVS Health Corp.	61,714	3,484,372
Elevance Health, Inc.	56,452	22,905,964
HCA Healthcare, Inc.	2,947	1,057,207
Henry Schein, Inc.*,1	191,660	13,460,282
Humana, Inc.	7,321	1,887,573
Labcorp Holdings, Inc.	3,306	754,661
UnitedHealth Group, Inc.	23,387	13,201,961
		60,049,858
Hotels, restaurants & leisure: 1.9%
Aramark	376,034	14,225,366
Booking Holdings, Inc.	221	1,033,451
		15,258,817
Insurance: 7.5%
American International Group, Inc.	214,698	16,291,284
Aon PLC, Class A	14,080	5,165,530
Everest Group Ltd.	11,523	4,097,694
Hartford Financial Services Group, Inc.	20,865	2,304,331
Marsh & McLennan Cos., Inc.	42,595	9,295,933
MetLife, Inc.	123,788	9,707,455
Progressive Corp.	50,210	12,192,494
		59,054,721
Interactive media & services: 3.9%
Alphabet, Inc., Class A	99,924	17,097,996
Meta Platforms, Inc., Class A	23,420	13,292,723
		30,390,719
IT services: 0.1%
Cognizant Technology Solutions Corp., Class A	9,852	734,861

Machinery: 3.8%
CNH Industrial NV	148,845	1,671,529
Cummins, Inc.	7,593	2,497,945
Deere & Co.	1,900	768,911
PACCAR, Inc.	156,621	16,332,438
Snap-on, Inc.	23,390	7,721,741
Timken Co.	9,137	758,371
		29,750,935
Media: 0.9%
Comcast Corp., Class A	92,999	4,061,266
Omnicom Group, Inc.	8,300	838,300

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media—(continued)
Paramount Global, Class B	39,342	$430,402
WPP PLC, ADR	33,300	1,747,917
		7,077,885
Metals & mining: 1.4%
Rio Tinto PLC, ADR	174,062	11,294,883

Multi-utilities: 2.0%
Dominion Energy, Inc.	51,800	3,083,654
Sempra	154,543	12,884,250
		15,967,904
Oil, gas & consumable fuels: 5.7%
APA Corp.[1]	119,012	2,808,683
Cenovus Energy, Inc.	50,303	808,369
ConocoPhillips	123,179	13,493,028
Coterra Energy, Inc.	297,610	7,118,831
EQT Corp.	319,445	11,672,520
Marathon Oil Corp.	54,603	1,512,503
Murphy Oil Corp.	41,859	1,317,722
Ovintiv, Inc.	73,920	2,897,664
Shell PLC, ADR	48,762	3,293,873
		44,923,193
Passenger airlines: 0.6%
Southwest Airlines Co.[1]	164,179	5,020,594

Personal care products: 2.5%
Kenvue, Inc.	363,313	8,330,767
Unilever PLC, ADR[1]	182,783	11,133,313
		19,464,080
Pharmaceuticals: 3.8%
GSK PLC, ADR[1]	17,964	660,357
Merck & Co., Inc.	144,308	14,765,595
Pfizer, Inc.	484,037	13,698,247
Sanofi SA, ADR	14,814	783,364
		29,907,563
Semiconductors & semiconductor equipment: 2.2%
Lam Research Corp.	87,180	6,481,833
Micron Technology, Inc.	12,799	1,275,420
NXP Semiconductors NV	40,983	9,610,514
		17,367,767
Software: 0.6%
Workday, Inc., Class A*	20,200	4,723,770

Specialized REITs: 3.1%
Crown Castle, Inc.	109,187	11,736,511
Gaming & Leisure Properties, Inc.	249,748	12,534,852
		24,271,363
Specialty retail: 1.0%
Tractor Supply Co.	30,336	8,054,511

Technology hardware, storage & peripherals: 1.3%
Samsung Electronics Co. Ltd.	243,985	10,466,603

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Tobacco: 1.3%
Philip Morris International, Inc.	75,667	$10,041,011
Total common stocks (cost—$652,637,898)		761,214,463

Short term investments: 3.5%
Investment companies: 3.5%
State Street Institutional U.S. Government Money Market Fund, 4.824%[2] (cost—$27,973,541)	27,973,541	27,973,541

Investment of cash collateral from securities loaned: 0.9%
Money market funds: 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[2] (cost $7,312,418)	7,312,418	7,312,418
Total Investments (cost—$687,923,857)[3]—101.1%		796,500,422
Liabilities in excess of other assets—(1.1)%		(8,917,570)
Net Assets—100.0%		$787,582,852

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$761,214,463	$—	$—	$761,214,463
Short-term investments	—	27,973,541	—	27,973,541
Investment of cash collateral from securities loaned	—	7,312,418	—	7,312,418
Total	$761,214,463	$35,285,959	$—	$796,500,422

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2024.
3	Includes $30,974,069 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,312,418 and non-cash collateral of $24,772,651.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 96.7%
Aerospace & defense: 0.8%
TransDigm Group, Inc.	4,647	$6,051,788

Automobiles: 0.7%
Tesla, Inc.*	23,113	5,774,783

Beverages: 1.2%
Celsius Holdings, Inc.*	29,278	880,682
Coca-Cola Co.	123,958	8,095,697
Monster Beverage Corp.*	11,472	604,345
		9,580,724
Biotechnology: 0.7%
Regeneron Pharmaceuticals, Inc.*	6,171	5,172,532

Broadline retail: 8.8%
Alibaba Group Holding Ltd., ADR	13,492	1,321,946
Amazon.com, Inc.*	345,301	64,364,107
MercadoLibre, Inc.*	2,267	4,618,287
		70,304,340
Building products: 0.6%
Trane Technologies PLC	13,682	5,064,529

Capital markets: 3.2%
Blackstone, Inc.	30,909	5,184,985
Goldman Sachs Group, Inc.	8,954	4,636,292
Intercontinental Exchange, Inc.	6,473	1,008,946
KKR & Co., Inc.	42,308	5,848,658
MSCI, Inc.	15,455	8,827,896
State Street Corp.	2,634	244,435
		25,751,212
Communications equipment: 0.6%
Arista Networks, Inc.*	13,033	5,036,473

Construction & engineering: 0.5%
Quanta Services, Inc.	12,898	3,890,424

Consumer staples distribution & retail: 0.3%
Walmart, Inc.	27,508	2,254,281

Diversified telecommunication services: 0.6%
AT&T, Inc.	159,220	3,588,819
Verizon Communications, Inc.	37,563	1,582,529
		5,171,348
Electric utilities: 0.9%
American Electric Power Co., Inc.	22,929	2,264,239
Duke Energy Corp.	14,554	1,677,640
NextEra Energy, Inc.	19,498	1,545,216
Southern Co.	19,401	1,766,073
		7,253,168
Electrical equipment: 1.0%
Eaton Corp. PLC	15,271	5,063,558
Vertiv Holdings Co., Class A	26,458	2,891,595
		7,955,153
Electronic equipment, instruments & components: 0.4%
Amphenol Corp., Class A	45,342	3,038,821

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Entertainment: 4.2%
Netflix, Inc.*	37,103	$28,050,981
Spotify Technology SA*	13,228	5,094,103
		33,145,084
Financial services: 6.4%
Berkshire Hathaway, Inc., Class B*	10,427	4,701,743
Block, Inc.*	7,508	542,979
Mastercard, Inc., Class A	53,128	26,542,217
PayPal Holdings, Inc.*	37,259	2,954,639
Visa, Inc., Class A	56,886	16,488,407
		51,229,985
Ground transportation: 0.6%
Uber Technologies, Inc.*	62,923	4,533,602

Health care equipment & supplies: 3.1%
Abbott Laboratories	112,616	12,767,276
Edwards Lifesciences Corp.*	12,555	841,311
Intuitive Surgical, Inc.*	21,772	10,969,604
		24,578,191
Health care providers & services: 1.9%
Cigna Group	7,442	2,342,816
McKesson Corp.	7,160	3,584,224
UnitedHealth Group, Inc.	15,605	8,809,023
		14,736,063
Hotels, restaurants & leisure: 3.1%
Airbnb, Inc., Class A*	64,057	8,634,243
Booking Holdings, Inc.	598	2,796,398
Chipotle Mexican Grill, Inc.*	23,338	1,301,560
DoorDash, Inc., Class A*	30,235	4,737,824
McDonald's Corp.	14,799	4,322,936
Starbucks Corp.	29,834	2,914,782
		24,707,743
Household durables: 1.2%
DR Horton, Inc.	54,560	9,220,640

Household products: 0.2%
Procter & Gamble Co.	8,983	1,483,812

Industrial conglomerates: 0.5%
3M Co.	32,130	4,127,741

Insurance: 0.5%
Allstate Corp.	10,244	1,910,711
Progressive Corp.	8,958	2,175,271
		4,085,982
Interactive media & services: 8.9%
Alphabet, Inc., Class C	212,146	36,635,493
Meta Platforms, Inc., Class A	60,013	34,062,178
		70,697,671
IT services: 3.1%
Accenture PLC, Class A	25,183	8,683,602
International Business Machines Corp.	21,918	4,530,889
MongoDB, Inc.*	2,364	639,226

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
IT services—(continued)
Shopify, Inc., Class A*	135,379	$10,587,991
		24,441,708
Life sciences tools & services: 1.4%
Thermo Fisher Scientific, Inc.	20,837	11,383,670

Media: 0.3%
Trade Desk, Inc., Class A*	17,259	2,074,704

Metals & mining: 0.1%
Freeport-McMoRan, Inc.	20,338	915,617

Multi-utilities: 0.2%
CMS Energy Corp.	22,427	1,561,143

Oil, gas & consumable fuels: 0.6%
Cheniere Energy, Inc.	3,949	755,760
ConocoPhillips	17,684	1,937,105
Exxon Mobil Corp.	13,703	1,600,236
Targa Resources Corp.	5,007	835,969
		5,129,070
Pharmaceuticals: 6.3%
Eli Lilly & Co.	39,504	32,778,049
Johnson & Johnson	9,649	1,542,489
Novo Nordisk AS, ADR	72,852	8,155,781
Zoetis, Inc.	41,960	7,501,609
		49,977,928
Real estate management & development: 0.3%
CoStar Group, Inc.*	34,349	2,500,264

Semiconductors & semiconductor equipment: 9.0%
Advanced Micro Devices, Inc.*	4,270	615,179
ASML Holding NV, Registered Shares	758	509,793
Broadcom, Inc.	70,764	12,013,604
Lam Research Corp.	24,636	1,831,687
NVIDIA Corp.	394,891	52,425,729
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,911	4,365,462
		71,761,454
Software: 18.4%
Adobe, Inc.*	22,695	10,850,025
AppLovin Corp., Class A*	15,633	2,648,074
Fair Isaac Corp.*	1,670	3,328,494

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
HubSpot, Inc.*	3,967	$2,200,852
Intuit, Inc.	6,760	4,125,628
Microsoft Corp.	161,677	65,697,449
Oracle Corp.	122,246	20,517,769
Palo Alto Networks, Inc.*	7,270	2,619,599
Salesforce, Inc.	2,418	704,533
ServiceNow, Inc.*	25,859	24,126,188
Synopsys, Inc.*	4,560	2,342,062
Workday, Inc., Class A*	29,691	6,943,240
		146,103,913
Specialty retail: 0.7%
AutoZone, Inc.*	1,122	3,376,098
Home Depot, Inc.	5,877	2,314,069
		5,690,167
Technology hardware, storage & peripherals: 4.1%
Apple, Inc.	146,084	33,001,836

Tobacco: 0.9%
British American Tobacco PLC	46,327	1,620,518
Philip Morris International, Inc.	41,450	5,500,415
		7,120,933
Trading companies & distributors: 0.4%
WW Grainger, Inc.	2,974	3,298,850
Total common stocks (cost—$552,897,501)		769,807,347

Short term investments: 3.3%
Investment companies: 3.3%
State Street Institutional U.S. Government Money Market Fund, 4.824%[1]
(cost—$26,354,902)	26,354,902	26,354,902
Total Investments (cost—$579,252,403)—100.0%		796,162,249
Liabilities in excess of other assets—(0.0) %†		(366,257)
Net Assets—100.0%		$795,795,992

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$769,807,347	$—	$—	$769,807,347
Short-term investments	—	26,354,902	—	26,354,902
Total	$769,807,347	$26,354,902	$—	$796,162,249

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Rates shown reflect yield at October 31, 2024.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Aerospace & defense: 0.5%
Textron, Inc.	18,870	$1,517,525

Automobile components: 2.7%
Gentex Corp.	62,540	1,895,587
Goodyear Tire & Rubber Co.*,1	111,522	893,291
LCI Industries	20,348	2,264,326
Lear Corp.	16,724	1,601,490
Visteon Corp.*	13,155	1,187,239
		7,841,933
Automobiles: 1.1%
Thor Industries, Inc.[1]	29,885	3,110,431

Banks: 6.8%
Atlantic Union Bankshares Corp.	35,200	1,330,560
Bank of Hawaii Corp.	21,236	1,533,876
Bank OZK	33,438	1,462,913
Columbia Banking System, Inc.	77,632	2,213,288
First Horizon Corp.	112,350	1,947,025
Flagstar Financial, Inc.[1]	94,370	955,024
Glacier Bancorp, Inc.	40,800	2,127,720
Independent Bank Corp.	25,630	1,612,127
Prosperity Bancshares, Inc.	23,320	1,707,024
SouthState Corp.	19,550	1,906,712
Valley National Bancorp	152,250	1,441,808
Veritex Holdings, Inc.	53,500	1,444,500
		19,682,577
Beverages: 0.5%
National Beverage Corp.	34,083	1,540,211

Biotechnology: 0.6%
United Therapeutics Corp.*	4,635	1,733,351

Building products: 3.9%
Armstrong World Industries, Inc.	13,892	1,938,629
Builders FirstSource, Inc.*	7,631	1,307,953
Lennox International, Inc.	5,323	3,207,480
Owens Corning	7,400	1,308,246
Resideo Technologies, Inc.*	91,426	1,798,350
Zurn Elkay Water Solutions Corp.[1]	47,544	1,716,338
		11,276,996
Capital markets: 2.7%
Artisan Partners Asset Management, Inc., Class A	25,650	1,131,165
Houlihan Lokey, Inc.	10,679	1,845,011
Invesco Ltd.	97,526	1,691,101
Janus Henderson Group PLC	19,998	826,117
LPL Financial Holdings, Inc.	8,102	2,286,222
		7,779,616
Chemicals: 3.9%
Axalta Coating Systems Ltd.*	33,749	1,279,762
Chemours Co.	126,712	2,301,090
HB Fuller Co.	25,411	1,859,577

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Chemicals—(continued)
Huntsman Corp.	64,213	$1,412,686
Ingevity Corp.*	30,300	1,266,237
Olin Corp.	40,638	1,667,377
Scotts Miracle-Gro Co.	17,729	1,542,069
		11,328,798
Commercial services & supplies: 1.0%
Brink's Co.	13,000	1,336,270
Clean Harbors, Inc.*	6,435	1,488,158
		2,824,428
Communications equipment: 0.7%
Ciena Corp.*	20,623	1,309,767
Juniper Networks, Inc.	14,962	582,022
		1,891,789
Construction & engineering: 0.4%
Fluor Corp.*	23,600	1,233,808

Construction materials: 0.5%
Summit Materials, Inc., Class A*	32,603	1,545,708

Consumer finance: 0.5%
Navient Corp.	48,972	696,871
SLM Corp.	33,592	740,032
		1,436,903
Consumer staples distribution & retail: 2.0%
BJ's Wholesale Club Holdings, Inc.*	34,552	2,927,591
Casey's General Stores, Inc.	3,348	1,319,179
Performance Food Group Co.*	20,428	1,659,775
		5,906,545
Containers & packaging: 0.5%
Berry Global Group, Inc.	21,519	1,516,014

Diversified REITs: 0.5%
WP Carey, Inc.	27,272	1,519,596

Diversified telecommunication services: 1.0%
Iridium Communications, Inc.	53,250	1,561,823
Liberty Global Ltd., Class A*	71,489	1,416,197
		2,978,020
Electric utilities: 1.1%
Evergy, Inc.	25,900	1,565,396
Pinnacle West Capital Corp.	17,900	1,571,799
		3,137,195
Electrical equipment: 0.5%
Sensata Technologies Holding PLC	39,949	1,371,849

Electronic equipment, instruments & components: 3.6%
Arrow Electronics, Inc.*	11,364	1,348,566
Belden, Inc.	8,720	992,946
Flex Ltd.*	32,332	1,120,950
IPG Photonics Corp.*	17,361	1,405,547
Jabil, Inc.	12,000	1,477,080
TD SYNNEX Corp.	13,199	1,522,505

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
Zebra Technologies Corp., Class A*	6,704	$2,560,727
		10,428,321
Energy equipment & services: 2.1%
Cactus, Inc., Class A	22,650	1,342,918
Helmerich & Payne, Inc.[1]	71,736	2,410,329
Noble Corp. PLC	17,115	547,338
Patterson-UTI Energy, Inc.	227,604	1,745,723
		6,046,308
Entertainment: 1.2%
Cinemark Holdings, Inc.*	43,970	1,308,108
Liberty Media Corp.-Liberty Formula One, Class C*	18,550	1,481,032
Lions Gate Entertainment Corp., Class B*	104,603	737,451
		3,526,591
Financial services: 2.0%
Jack Henry & Associates, Inc.	12,070	2,195,895
MGIC Investment Corp.	75,225	1,883,634
Voya Financial, Inc.	16,330	1,311,299
Walker & Dunlop, Inc.	4,736	517,976
		5,908,804
Food products: 0.4%
Post Holdings, Inc.*	10,810	1,180,560

Gas utilities: 1.8%
National Fuel Gas Co.	28,830	1,745,080
UGI Corp.	140,354	3,355,864
		5,100,944
Ground transportation: 2.3%
Knight-Swift Transportation Holdings, Inc.	30,975	1,613,178
Landstar System, Inc.	11,073	1,946,301
Ryder System, Inc.	9,653	1,412,041
Saia, Inc.*	3,528	1,723,816
		6,695,336
Health care equipment & supplies: 1.0%
Globus Medical, Inc., Class A*	18,025	1,325,559
LivaNova PLC*	27,515	1,420,324
		2,745,883
Health care providers & services: 2.0%
CorVel Corp.*	5,699	1,697,276
Encompass Health Corp.	14,300	1,422,278
Select Medical Holdings Corp.	35,000	1,122,800
Tenet Healthcare Corp.*	9,970	1,545,550
		5,787,904
Hotel & resort REITs: 0.4%
Host Hotels & Resorts, Inc.	71,416	1,231,212

Hotels, restaurants & leisure: 3.8%
Bloomin' Brands, Inc.	61,500	1,020,285

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Caesars Entertainment, Inc.*	81,646	$3,269,922
Churchill Downs, Inc.	8,350	1,169,835
Marriott Vacations Worldwide Corp.	18,950	1,459,719
Norwegian Cruise Line Holdings Ltd.*	88,650	2,246,391
Wynn Resorts Ltd.	17,850	1,713,957
		10,880,109
Household durables: 2.2%
Mohawk Industries, Inc.*	20,669	2,775,227
Newell Brands, Inc.	315,435	2,775,828
TopBuild Corp.*	2,437	861,187
		6,412,242
Household products: 0.9%
Reynolds Consumer Products, Inc.	24,135	650,438
WD-40 Co.[1]	7,615	1,995,663
		2,646,101
Industrial REITs: 0.7%
First Industrial Realty Trust, Inc.	39,000	2,047,110

Insurance: 4.0%
American Financial Group, Inc.	8,600	1,108,798
Assurant, Inc.	6,190	1,186,623
Brighthouse Financial, Inc.*	25,960	1,227,908
First American Financial Corp.	54,591	3,502,012
Lincoln National Corp.	34,480	1,198,180
Unum Group	21,000	1,347,780
W.R. Berkley Corp.	36,564	2,090,364
		11,661,665
IT services: 1.2%
Amdocs Ltd.	37,818	3,318,340

Leisure products: 1.1%
Brunswick Corp.[1]	14,000	1,116,360
Polaris, Inc.	29,682	2,075,069
		3,191,429
Machinery: 6.1%
AGCO Corp.	15,594	1,556,905
Chart Industries, Inc.*	9,942	1,200,198
Graco, Inc.	24,292	1,978,583
ITT, Inc.	13,250	1,856,590
John Bean Technologies Corp.[1]	9,863	1,098,936
Kadant, Inc.[1]	5,766	1,920,424
Oshkosh Corp.	12,809	1,309,592
Pentair PLC	17,080	1,692,970
RBC Bearings, Inc.*	8,587	2,407,365
Terex Corp.[1]	21,563	1,115,023
Toro Co.	17,900	1,440,592
		17,577,178
Marine transportation: 0.5%
Kirby Corp.*	12,640	1,450,566

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Metals & mining: 3.2%
Alcoa Corp.	80,637	$3,232,737
ATI, Inc.*	25,225	1,329,610
Cleveland-Cliffs, Inc.*	115,150	1,494,647
Commercial Metals Co.	29,900	1,608,620
Reliance, Inc.	5,400	1,546,236
		9,211,850
Mortgage real estate investment: 1.0%
AGNC Investment Corp.[1]	136,300	1,268,953
Annaly Capital Management, Inc.	84,000	1,596,840
		2,865,793
Office REITs: 1.1%
Highwoods Properties, Inc.	49,550	1,661,907
Kilroy Realty Corp.	36,500	1,468,030
		3,129,937
Oil, gas & consumable fuels: 2.7%
Antero Resources Corp.*	34,100	882,508
California Resources Corp.	44,118	2,292,813
Chord Energy Corp.	6,570	821,907
Civitas Resources, Inc.	19,900	970,921
Ovintiv, Inc.	22,100	866,320
PBF Energy, Inc., Class A	28,145	802,695
Permian Resources Corp.	74,700	1,018,161
		7,655,325
Passenger airlines: 1.4%
Alaska Air Group, Inc.*	53,941	2,584,313
SkyWest, Inc.*	15,379	1,464,081
		4,048,394
Personal care products: 0.4%
Coty, Inc., Class A*	138,149	1,027,829

Pharmaceuticals: 1.7%
Jazz Pharmaceuticals PLC*	23,745	2,612,662
Perrigo Co. PLC	41,000	1,050,830
Prestige Consumer Healthcare, Inc.*	17,700	1,305,375
		4,968,867
Professional services: 7.6%
Alight, Inc., Class A*	255,199	1,768,529
Amentum Holdings, Inc.*	7,700	228,998
Broadridge Financial Solutions, Inc.	11,853	2,499,323
CACI International, Inc., Class A*	5,225	2,887,126
Genpact Ltd.	37,833	1,444,086
Jacobs Solutions, Inc.	7,700	1,082,466
Kelly Services, Inc., Class A	63,445	1,268,265
Korn Ferry	42,171	2,979,381
ManpowerGroup, Inc.	50,216	3,156,076
Robert Half, Inc.	20,234	1,378,138
TransUnion	31,293	3,169,981
		21,862,369

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Real estate management & development: 0.6%
Cushman & Wakefield PLC*	123,000	$1,666,650

Residential REITs: 0.6%
Camden Property Trust	15,400	1,783,166

Retail REITs: 0.6%
Federal Realty Investment Trust	15,025	1,665,371

Semiconductors & semiconductor equipment: 2.4%
Diodes, Inc.*,1	18,550	1,084,804
Ichor Holdings Ltd.*	38,671	1,054,171
Kulicke & Soffa Industries, Inc.[1]	25,000	1,121,500
MKS Instruments, Inc.	11,000	1,092,630
Synaptics, Inc.*	16,477	1,131,476
Teradyne, Inc.	14,791	1,570,952
		7,055,533
Software: 0.6%
Dolby Laboratories, Inc., Class A	22,436	1,635,584

Specialized REITs: 1.2%
Gaming & Leisure Properties, Inc.	43,750	2,195,812
Lamar Advertising Co., Class A	10,206	1,347,192
		3,543,004
Specialty retail: 2.0%
American Eagle Outfitters, Inc.[1]	55,625	1,089,694
Sally Beauty Holdings, Inc.*,1	100,500	1,306,500
Victoria's Secret & Co.*	112,367	3,400,225
		5,796,419
Textiles, apparel & luxury goods: 2.1%
Capri Holdings Ltd.*	164,781	3,252,777
Carter's, Inc.	10,956	599,293
PVH Corp.	14,815	1,458,685
Steven Madden Ltd.	19,400	872,418
		6,183,173
Trading companies & distributors: 0.9%
WESCO International, Inc.	13,235	2,540,723
Total common stocks (cost—$255,700,849)		285,649,883

Short term investments: 1.3%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.824%[2] (cost—$3,734,659)	3,734,659	3,734,659

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

Investment of cash collateral from securities loaned: 4.1%
Money market funds: 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[2] (cost $11,801,349)	11,801,349	$11,801,349
Total Investments (cost—$271,236,857)[3]—104.2%		301,185,891
Liabilities in excess of other assets—(4.2)%		(12,254,494)
Net Assets—100.0%		$288,931,397

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$285,649,883	$—	$—	$285,649,883
Short-term investments	—	3,734,659	—	3,734,659
Investment of cash collateral from securities loaned	—	11,801,349	—	11,801,349
Total	$285,649,883	$15,536,008	$—	$301,185,891

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2024.
3	Includes $13,241,792 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $11,801,349 and non-cash collateral of $2,042,524.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 99.5%
Aerospace & defense: 0.9%
Axon Enterprise, Inc.*	3,290	$1,393,315
Embraer SA, ADR*	3,968	133,007
Loar Holdings, Inc.*,1	3,747	322,917
Moog, Inc., Class A	3,046	574,476
Standardaero, Inc.*	79	2,279
		2,425,994
Automobile components: 0.3%
Modine Manufacturing Co.*	6,850	806,725

Banks: 0.2%
Live Oak Bancshares, Inc.	3,860	153,280
Popular, Inc.	3,594	320,693
		473,973
Beverages: 0.2%
Boston Beer Co., Inc., Class A*	2,262	658,400

Biotechnology: 7.4%
ACADIA Pharmaceuticals, Inc.*	21,676	316,253
ADMA Biologics, Inc.*	105,877	1,726,854
Aduro Biotech, Inc.*,2,3	9,389	0
Akebia Therapeutics, Inc.*,1	36,441	60,492
Aldeyra Therapeutics, Inc.*	14,572	76,649
Alector, Inc.*	42,113	207,196
AnaptysBio, Inc.*	2,606	56,368
Applied Therapeutics, Inc.*	36,735	324,737
Arcellx, Inc.*	5,474	461,294
Arcturus Therapeutics Holdings, Inc.*,1	3,095	54,874
Arcus Biosciences, Inc.*	1,000	15,300
Arcutis Biotherapeutics, Inc.*	5,849	48,605
ARS Pharmaceuticals, Inc.*,1	24,882	366,263
Avid Bioservices, Inc.*,1	51,948	517,402
BioCryst Pharmaceuticals, Inc.*	44,856	359,297
Biomea Fusion, Inc.*,1	6,379	59,771
Blueprint Medicines Corp.*	15,641	1,368,744
CareDx, Inc.*	29,378	650,135
Catalyst Pharmaceuticals, Inc.*	47,629	1,038,312
Crinetics Pharmaceuticals, Inc.*	11,036	617,575
CytomX Therapeutics, Inc.*	45,356	45,161
Exelixis, Inc.*	67,984	2,257,069
Foghorn Therapeutics, Inc.*	2,543	19,378
Gossamer Bio, Inc.*	75,773	66,529
Insmed, Inc.*	7,566	509,040
Ionis Pharmaceuticals, Inc.*	7,280	279,479
Ironwood Pharmaceuticals, Inc.*	39,500	156,025
MacroGenics, Inc.*,1	7,754	28,380
MannKind Corp.*,1	143,911	1,017,451
Mersana Therapeutics, Inc.*,1	23,900	43,259
Natera, Inc.*	4,505	544,925
Neurocrine Biosciences, Inc.*	11,677	1,404,393
PTC Therapeutics, Inc.*	21,807	870,535

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Rigel Pharmaceuticals, Inc.*	11,967	$163,110
Sarepta Therapeutics, Inc.*	13,516	1,703,016
Summit Therapeutics, Inc.*,1	9,976	185,454
TScan Therapeutics, Inc.*	2,900	13,166
Ultragenyx Pharmaceutical, Inc.*	17,997	917,667
Vaxcyte, Inc.*	5,701	606,301
Viking Therapeutics, Inc.*	5,315	385,550
		19,542,009
Broadline retail: 0.0%†
Etsy, Inc.*	583	29,989
Groupon, Inc.*,1	5,434	55,753
		85,742
Building products: 2.5%
Apogee Enterprises, Inc.	12,355	924,648
AZEK Co., Inc.*	32,478	1,429,032
CSW Industrials, Inc.	3,768	1,330,481
Insteel Industries, Inc.	2,540	68,504
Lennox International, Inc.	916	551,954
Tecnoglass, Inc.[1]	7,647	524,049
Trex Co., Inc.*	25,957	1,839,053
		6,667,721
Capital markets: 1.5%
Marex Group PLC	6,372	167,838
Perella Weinberg Partners	24,099	487,523
Piper Sandler Cos.	4,113	1,166,611
StoneX Group, Inc.*	11,290	1,016,552
TPG, Inc.	15,720	1,063,930
		3,902,454
Chemicals: 0.1%
Orion SA	24,857	372,606

Commercial services & supplies: 2.6%
ACV Auctions, Inc., Class A*	99,210	1,715,341
CECO Environmental Corp.*	21,998	523,552
RB Global, Inc.	49,332	4,180,394
VSE Corp.[1]	3,899	400,115
		6,819,402
Communications equipment: 0.4%
Calix, Inc.*	13,285	470,023
Extreme Networks, Inc.*	24,360	363,695
Lumentum Holdings, Inc.*	3,947	252,095
		1,085,813
Construction & engineering: 3.6%
Argan, Inc.	5,523	729,257
Comfort Systems USA, Inc.	89	34,803
Construction Partners, Inc., Class A*	5,088	400,578
Dycom Industries, Inc.*	3,320	578,776
Fluor Corp.*	31,496	1,646,611
Limbach Holdings, Inc.*,1	13,094	994,751

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction & engineering—(continued)
MYR Group, Inc.*	8,543	$1,119,133
Primoris Services Corp.	4,812	301,327
Sterling Infrastructure, Inc.*	11,790	1,820,965
WillScot Holdings Corp.*	53,755	1,781,441
		9,407,642
Construction materials: 0.4%
Eagle Materials, Inc.	2,858	815,845
Knife River Corp.*	2,039	198,435
		1,014,280
Consumer finance: 1.3%
Ally Financial, Inc.	32,309	1,132,430
LendingTree, Inc.*	16,151	921,091
Moneylion, Inc.*	9,514	408,817
NerdWallet, Inc., Class A*	18,995	279,037
PROG Holdings, Inc.	13,690	597,842
Regional Management Corp.	940	26,997
		3,366,214
Consumer staples distribution & retail: 0.1%
Guardian Pharmacy Services, Inc., Class A*	9,241	165,506
Sprouts Farmers Market, Inc.*	1,229	157,841
		323,347
Containers & packaging: 0.1%
Ardagh Metal Packaging SA	101,080	371,974

Diversified consumer services: 3.0%
Adtalem Global Education, Inc.*	3,661	296,248
Carriage Services, Inc.	6,117	228,714
Coursera, Inc.*	4,741	32,950
Duolingo, Inc.*	5,211	1,526,667
Grand Canyon Education, Inc.*	29,692	4,071,070
Lincoln Educational Services Corp.*	29,956	397,816
Stride, Inc.*,1	11,337	1,057,515
Udemy, Inc.*,1	23,820	186,749
		7,797,729
Diversified telecommunication services: 0.2%
Bandwidth, Inc., Class A*	21,224	413,868

Electric utilities: 0.7%
NRG Energy, Inc.	20,413	1,845,335

Electrical equipment: 0.0%†
Allient, Inc.	2,523	43,623

Electronic equipment, instruments & components: 1.6%
Celestica, Inc.*	2,453	167,785
Climb Global Solutions, Inc.	870	89,079
Cognex Corp.	40,421	1,626,137
Coherent Corp.*	5,180	478,839
Fabrinet*	2,213	533,267
Napco Security Technologies, Inc.	16,408	631,380
PAR Technology Corp.*	1,808	106,654

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
Powerfleet, Inc. NJ*,1	143,976	$724,199
		4,357,340
Energy equipment & services: 0.5%
Helix Energy Solutions Group, Inc.*	13,337	123,367
Kodiak Gas Services, Inc.	19,242	613,435
Newpark Resources, Inc.*	24,104	160,533
Weatherford International PLC	4,802	379,358
		1,276,693
Entertainment: 0.4%
Eventbrite, Inc., Class A*	84,979	271,933
Madison Square Garden Entertainment Corp.*	13,813	576,140
Roku, Inc.*	3,415	218,833
		1,066,906
Financial services: 1.6%
AvidXchange Holdings, Inc.*	128,811	1,061,403
International Money Express, Inc.*	10,012	176,111
NCR Atleos Corp.*,1	20,046	524,804
Payoneer Global, Inc.*	142,400	1,227,488
PennyMac Financial Services, Inc.	7,846	782,089
Sezzle, Inc.*	2,348	504,022
		4,275,917
Food products: 3.1%
Calavo Growers, Inc.	11,367	302,135
Freshpet, Inc.*	36,484	4,835,589
Mama's Creations, Inc.*	134,830	1,004,484
Pilgrim's Pride Corp.*	15,626	756,923
Vital Farms, Inc.*	17,586	609,883
WK Kellogg Co.	42,208	701,919
		8,210,933
Ground transportation: 2.2%
ArcBest Corp.	5,935	618,308
Lyft, Inc., Class A*	94,937	1,231,333
RXO, Inc.*	11,382	320,859
Saia, Inc.*	3,501	1,710,624
U-Haul Holding Co.*,1	4,717	345,898
XPO, Inc.*	11,650	1,520,674
		5,747,696
Health care equipment & supplies: 4.1%
Accuray, Inc.*	28,056	48,537
Artivion, Inc.*	10,894	286,839
AtriCure, Inc.*,1	28,449	943,938
Axogen, Inc.*	23,070	322,980
Bioventus, Inc., Class A*	6,400	86,848
Ceribell, Inc.*	40	1,052
Embecta Corp.	5,883	82,833
Glaukos Corp.*	16,323	2,158,717
Inspire Medical Systems, Inc.*	12,150	2,369,736

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
iRadimed Corp.	6,739	$332,031
Masimo Corp.*	3,112	448,159
Neogen Corp.*,1	44,651	637,616
OrthoPediatrics Corp.*	21,377	567,132
Penumbra, Inc.*	2,066	472,845
Pulmonx Corp.*	10,400	65,000
RxSight, Inc.*	9,946	503,864
Semler Scientific, Inc.*	4,069	119,547
Sight Sciences, Inc.*	4,954	24,770
Tandem Diabetes Care, Inc.*	17,492	548,724
UFP Technologies, Inc.*	3,343	892,581
		10,913,749
Health care providers & services: 6.9%
Astrana Health, Inc.*	8,360	449,601
Aveanna Healthcare Holdings, Inc.*	14,133	65,718
Castle Biosciences, Inc.*	18,307	634,704
Chemed Corp.	4,069	2,198,236
DaVita, Inc.*	7,560	1,056,964
Ensign Group, Inc.	25,977	4,026,175
GeneDx Holdings Corp.*	18,919	1,545,493
Option Care Health, Inc.*	50,104	1,154,396
Pennant Group, Inc.*	53,112	1,697,991
Privia Health Group, Inc.*	134,494	2,469,310
RadNet, Inc.*	26,672	1,734,747
U.S. Physical Therapy, Inc.	15,634	1,253,534
		18,286,869
Health care technology: 1.5%
Certara, Inc.*	62,537	637,877
Doximity, Inc., Class A*	61,878	2,582,788
GoodRx Holdings, Inc., Class A*,1	8,354	51,126
Phreesia, Inc.*	36,271	663,397
		3,935,188
Hotel & resort REITs: 0.1%
Ryman Hospitality Properties, Inc.	1,704	182,413

Hotels, restaurants & leisure: 2.4%
Brinker International, Inc.*	11,752	1,207,048
Cava Group, Inc.*	1,550	207,018
Despegar.com Corp.*	11,968	172,818
Genius Sports Ltd.*,1	55,204	378,147
Kura Sushi USA, Inc., Class A*	2,909	290,376
Lindblad Expeditions Holdings, Inc.*	14,921	141,004
Rush Street Interactive, Inc.*	103,732	1,122,380
Sweetgreen, Inc., Class A*,1	18,015	650,342
Wingstop, Inc.	4,944	1,422,339
Wynn Resorts Ltd.	6,586	632,388
		6,223,860
Household durables: 1.8%
Cavco Industries, Inc.*	3,700	1,516,242

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables—(continued)
Champion Homes, Inc.*	16,037	$1,414,945
Green Brick Partners, Inc.*	5,776	398,602
SharkNinja, Inc.	6,588	607,479
Sonos, Inc.*	71,780	899,403
		4,836,671
Insurance: 4.0%
Bowhead Specialty Holdings, Inc.*	5,433	158,155
Everest Group Ltd.	1,535	545,861
Goosehead Insurance, Inc., Class A*,1	15,876	1,728,896
Kinsale Capital Group, Inc.	10,088	4,318,774
Oscar Health, Inc., Class A*	32,783	550,754
Palomar Holdings, Inc.*	3,112	279,364
RLI Corp.	3,612	563,364
Ryan Specialty Holdings, Inc.	15,709	1,034,752
Skyward Specialty Insurance Group, Inc.*	27,311	1,207,419
Universal Insurance Holdings, Inc.	9,600	191,424
		10,578,763
Interactive media & services: 0.4%
EverQuote, Inc., Class A*	10,714	192,638
TripAdvisor, Inc.*	8,950	143,558
Yelp, Inc.*	12,273	419,000
ZipRecruiter, Inc., Class A*	41,549	385,159
		1,140,355
IT services: 3.0%
BigCommerce Holdings, Inc.*,1	20,641	108,159
Core Scientific, Inc.*	11,509	152,955
Couchbase, Inc.*	15,575	250,290
DigitalOcean Holdings, Inc.*,1	26,149	1,034,977
EPAM Systems, Inc.*	609	114,888
Globant SA*	21,055	4,419,234
Grid Dynamics Holdings, Inc.*	78,541	1,250,373
Twilio, Inc., Class A*	1,416	114,200
Wix.com Ltd.*	2,816	470,610
		7,915,686
Life sciences tools & services: 3.0%
BioLife Solutions, Inc.*	33,552	785,117
Codexis, Inc.*	66,004	207,253
Fortrea Holdings, Inc.*,1	14,470	243,385
Medpace Holdings, Inc.*	11,211	3,522,720
Repligen Corp.*	16,728	2,246,068
Stevanato Group SpA[1]	55,556	1,056,120
		8,060,663
Machinery: 3.3%
Atmus Filtration Technologies, Inc.	19,882	774,205
Blue Bird Corp.*	3,244	136,605
Helios Technologies, Inc.	6,252	288,405
Hillman Solutions Corp.*	166,541	1,765,335

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Hyster-Yale, Inc.	5,487	$348,260
Kadant, Inc.[1]	9,374	3,122,104
Kornit Digital Ltd.*	61,713	1,412,611
Mayville Engineering Co., Inc.*	3,660	74,920
REV Group, Inc.	16,819	445,703
Shyft Group, Inc.	21,417	276,708
		8,644,856
Media: 0.4%
Cardlytics, Inc.*,1	8,473	36,518
Integral Ad Science Holding Corp.*	38,004	449,967
Magnite, Inc.*	10,966	136,856
PubMatic, Inc., Class A*	30,296	445,503
		1,068,844
Metals & mining: 0.2%
Carpenter Technology Corp.	1,901	284,199
Century Aluminum Co.*	16,346	288,507
		572,706
Mortgage real estate investment: 0.0%†
Angel Oak Mortgage REIT, Inc.	1,500	13,530

Oil, gas & consumable fuels: 0.6%
CVR Energy, Inc.[1]	21,623	343,806
Magnolia Oil & Gas Corp., Class A	36,580	924,743
World Kinect Corp.	13,676	357,627
		1,626,176
Paper & forest products: 0.9%
Louisiana-Pacific Corp.	10,724	1,060,604
Sylvamo Corp.	15,014	1,276,490
		2,337,094
Personal care products: 0.2%
Beauty Health Co.*,1	89,142	143,964
Herbalife Ltd.*,1	15,776	119,109
Honest Co., Inc.*	36,432	135,527
		398,600
Pharmaceuticals: 1.5%
Biote Corp., Class A*	5,500	28,050
Corcept Therapeutics, Inc.*	46,982	2,300,709
Harrow, Inc.*	8,490	382,559
Intra-Cellular Therapies, Inc.*	3,016	255,606
Ligand Pharmaceuticals, Inc.*	6,557	693,075
Marinus Pharmaceuticals, Inc.*	2,350	712
Phibro Animal Health Corp., Class A	10,100	233,512
		3,894,223
Professional services: 4.8%
Barrett Business Services, Inc.	8,708	315,142
CRA International, Inc.	2,291	417,283
Exponent, Inc.	18,436	1,739,990
Insperity, Inc.	12,053	949,415
KBR, Inc.	20,773	1,391,999

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Professional services—(continued)
Kforce, Inc.	7,491	$432,905
Legalzoom.com, Inc.*	51,308	368,391
Parsons Corp.*,1	1,285	138,986
Paycom Software, Inc.	928	193,980
Paycor HCM, Inc.*	119,445	1,802,425
Paylocity Holding Corp.*	17,918	3,307,125
TriNet Group, Inc.	13,032	1,106,286
Willdan Group, Inc.*	11,989	567,200
		12,731,127
Real estate management & development: 0.9%
Compass, Inc., Class A*	137,274	871,690
Cushman & Wakefield PLC*	47,815	647,893
eXp World Holdings, Inc.[1]	16,541	220,326
Real Brokerage, Inc.*	57,397	313,388
Redfin Corp.*,1	38,156	395,678
		2,448,975
Semiconductors & semiconductor equipment: 2.1%
ACM Research, Inc., Class A*	45,354	852,428
Ambarella, Inc.*	9,875	554,876
Credo Technology Group Holding Ltd.*	12,788	482,108
MaxLinear, Inc.*	11,466	148,714
Onto Innovation, Inc.*	781	154,896
Power Integrations, Inc.	27,022	1,632,939
Semtech Corp.*	14,013	619,235
Silicon Laboratories, Inc.*	8,112	842,512
SiTime Corp.*	1,597	269,909
		5,557,617
Software: 18.0%
A10 Networks, Inc.	37,133	543,998
Alarm.com Holdings, Inc.*	34,920	1,862,284
Alkami Technology, Inc.*	69,640	2,549,520
Amplitude, Inc., Class A*,1	17,443	156,813
Appfolio, Inc., Class A*	1,013	210,572
Arteris, Inc.*	8,290	56,455
AvePoint, Inc.*	75,900	921,426
BlackLine, Inc.*	38,716	2,143,705
Blend Labs, Inc., Class A*	152,364	553,081
Box, Inc., Class A*	52,074	1,653,870
CCC Intelligent Solutions Holdings, Inc.*	203,552	2,118,976
Cellebrite DI Ltd.*	23,952	434,729
Confluent, Inc., Class A*	51,823	1,356,208
CyberArk Software Ltd.*	2,401	663,925
Descartes Systems Group, Inc.*	37,231	3,869,418
Domo, Inc., Class B*	29,478	234,350
DoubleVerify Holdings, Inc.*	81,598	1,391,246
Dropbox, Inc., Class A*	52,854	1,366,276
Elastic NV*	1,327	106,465

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Gitlab, Inc., Class A*	17,972	$965,995
Guidewire Software, Inc.*	17,644	3,286,371
Jamf Holding Corp.*	79,185	1,317,638
Kaltura, Inc.*	5,354	6,800
Manhattan Associates, Inc.*	8,819	2,322,572
Meridianlink, Inc.*	15,958	350,438
Nutanix, Inc., Class A*	31,104	1,931,558
Ooma, Inc.*	32,664	390,661
Pegasystems, Inc.	5,799	460,673
Procore Technologies, Inc.*	24,750	1,624,838
PROS Holdings, Inc.*	45,331	897,554
Red Violet, Inc.*	6,603	198,618
SEMrush Holdings, Inc., Class A*	16,009	209,878
SentinelOne, Inc., Class A*	40,307	1,039,518
SimilarWeb Ltd.*	40,549	353,182
SPS Commerce, Inc.*	23,837	3,933,105
Teradata Corp.*	21,491	692,655
Varonis Systems, Inc.*	9,474	477,205
Weave Communications, Inc.*	21,114	296,018
Workiva, Inc.*	38,838	3,097,719
Yext, Inc.*	54,505	394,616
Zeta Global Holdings Corp., Class A*	41,769	1,156,166
		47,597,095
Specialty retail: 2.4%
Boot Barn Holdings, Inc.*	2,618	326,072
Dick's Sporting Goods, Inc.	2,469	483,307
Five Below, Inc.*	29,065	2,755,071
Floor & Decor Holdings, Inc., Class A*,1	19,961	2,056,981
ThredUp, Inc., Class A*	7,200	4,439
Upbound Group, Inc.	7,862	229,885
Warby Parker, Inc., Class A*	21,529	364,486
		6,220,241
Technology hardware, storage & peripherals: 0.3%
CompoSecure, Inc., Class A	31,145	470,601

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Technology hardware, storage & peripherals—(continued)
CPI Card Group, Inc.*	200	$4,300
Pure Storage, Inc., Class A*	7,367	368,718
		843,619
Textiles, apparel & luxury goods: 0.2%
Superior Group of Cos., Inc.	6,712	99,002
Wolverine World Wide, Inc.	22,216	341,904
		440,906
Trading companies & distributors: 1.6%
FTAI Aviation Ltd.	11,487	1,544,312
Herc Holdings, Inc.	6,935	1,450,386
Karat Packaging, Inc.	3,408	90,994
Transcat, Inc.*	13,270	1,268,214
		4,353,906
Total common stocks (cost—$235,306,302)		263,184,068

Short term investments: 0.6%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 4.824%[4] (cost—$1,471,618)	1,471,618	1,471,618

Investment of cash collateral from securities loaned: 3.0%
Money market funds: 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[4] (cost $8,048,037)	8,048,037	8,048,037
Total Investments (cost—$244,825,957)[5]—103.1%		272,703,723
Liabilities in excess of other assets—(3.1)%		(8,304,406)
Net Assets—100.0%		$264,399,317

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$263,184,068	$—	$0	$263,184,068
Short-term investments	—	1,471,618	—	1,471,618
Investment of cash collateral from securities loaned	—	8,048,037	—	8,048,037
Total	$263,184,068	$9,519,655	$0	$272,703,723

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rates shown reflect yield at October 31, 2024.
5	Includes $15,070,817 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $8,048,037 and non-cash collateral of $7,541,128.

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—111.7%
Australia—4.0%
Aurizon Holdings Ltd.	1,391,333	$3,094,850
BHP Group Ltd.	90,157	2,529,930
CAR Group Ltd.	62,697	1,558,837
Cochlear Ltd.	1,863	347,239
Computershare Ltd.	230,754	4,006,046
Glencore PLC*	147,674	773,670
Goodman Group	47,297	1,140,462
GPT Group	140,706	438,917
Northern Star Resources Ltd.	295,305	3,445,652
Qantas Airways Ltd.*	136,301	724,773
REA Group Ltd.[1]	4,233	632,139
Rio Tinto PLC	47,705	3,085,505
Transurban Group	30,558	255,601
Wesfarmers Ltd.	32,438	1,436,256
WiseTech Global Ltd.	34,839	2,711,870
Woolworths Group Ltd.	96,434	1,901,358
		28,083,105
Austria—0.8%
ANDRITZ AG	57,385	3,454,976
Erste Group Bank AG	28,197	1,586,932
voestalpine AG	31,806	659,073
		5,700,981
Belgium—0.1%
Warehouses De Pauw CVA [1]	21,011	498,690

Brazil—0.1%
Yara International ASA	11,780	354,250

Canada—1.7%
Constellation Software, Inc.	2,387	7,198,699
Fairfax Financial Holdings Ltd.	3,936	4,891,201
		12,089,900
China—3.2%
Alibaba Group Holding Ltd., ADR	23,614	2,313,700
BeiGene Ltd., ADR*	21,512	4,359,192
BOC Hong Kong Holdings Ltd.	592,000	1,934,217
KE Holdings, Inc., ADR	203,638	4,465,781
Prosus NV	146,461	6,172,580
SITC International Holdings Co. Ltd.	501,000	1,417,785
Wuxi Biologics Cayman, Inc.*,2	753,793	1,584,360
		22,247,615
Denmark—4.9%
AP Moller - Maersk AS, Class B	452	711,837
Carlsberg AS, Class B	11,827	1,302,087
Coloplast AS, Class B	38,867	4,846,934
Danske Bank AS	9,456	278,809
Demant AS*	6,685	245,262
Genmab AS*	33,145	7,416,573
Novo Nordisk AS, ADR	49,915	5,587,984
Novo Nordisk AS, Class B	95,471	10,623,589

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Denmark—(continued)
Rockwool AS, Class B	2,241	$965,319
Tryg AS	35,115	826,958
Vestas Wind Systems AS*	72,710	1,368,796
		34,174,148
Finland—1.4%
Nordea Bank Abp	452,946	5,303,829
Orion OYJ, Class B	25,365	1,231,928
Wartsila OYJ Abp[1]	179,469	3,418,256
		9,954,013
France—7.0%
Aeroports de Paris SA	3,534	418,239
Air Liquide SA	5,072	908,440
AXA SA	18,299	687,111
Bouygues SA	179,547	5,747,745
Bureau Veritas SA1	33,122	1,046,266
Capgemini SE	2,813	487,127
Cie de Saint-Gobain SA	3,571	322,324
Covivio SA1	21,477	1,221,812
Credit Agricole SA	156,052	2,390,866
Dassault Systemes SE	67,576	2,312,492
Eiffage SA	11,537	1,072,469
Hermes International SCA	1,018	2,296,601
Kering SA1	14,247	3,546,528
Klepierre SA	23,054	736,260
Legrand SA	790	89,026
L'Oreal SA	9,607	3,597,417
LVMH Moet Hennessy Louis Vuitton SE	997	661,320
Pernod Ricard SA1	18,382	2,284,431
Publicis Groupe SA	8,586	912,648
Safran SA	22,747	5,141,605
SEB SA	4,131	433,173
Teleperformance SE1	11,156	1,175,875
Thales SA	18,879	3,042,354
TotalEnergies SE	12,497	780,273
Vinci SA	64,128	7,163,861
		48,476,263
Germany—7.4%
Allianz SE, Registered Shares	25,650	8,074,487
BASF SE	16,774	814,589
Carl Zeiss Meditec AG	2,063	129,256
Commerzbank AG	28,253	501,857
Continental AG	85,627	5,333,240
CTS Eventim AG & Co. KGaA	2,347	246,232
Deutsche Post AG	151,579	6,089,020
E.ON SE	15,421	208,252
Evonik Industries AG	383,105	8,430,294
Fresenius Medical Care AG	29,982	1,171,130

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Fresenius SE & Co. KGaA*	10,814	$394,293
GEA Group AG	14,454	711,907
Hannover Rueck SE	5,590	1,468,446
Heidelberg Materials AG	30,160	3,320,021
Knorr-Bremse AG	4,279	351,879
LEG Immobilien SE	23,397	2,209,576
Nemetschek SE	15,809	1,710,166
Puma SE	12,890	585,801
Rational AG	1,647	1,612,372
Rheinmetall AG	311	160,079
SAP SE	14,920	3,486,038
Talanx AG	23,175	1,788,550
Vonovia SE	92,810	3,044,775
		51,842,260
Hong Kong—2.8%
AIA Group Ltd.	779,400	6,160,730
Hong Kong & China Gas Co. Ltd.	2,057,000	1,595,517
Hong Kong Exchanges & Clearing Ltd.	96,331	3,851,208
Jardine Matheson Holdings Ltd.	92,900	3,576,650
WH Group Ltd.[2]	5,208,689	4,060,233
		19,244,338
India—1.4%
HDFC Bank Ltd., ADR	78,082	4,921,508
Tata Consultancy Services Ltd.	102,673	4,845,652
		9,767,160
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	12,818,445	3,920,264

Ireland—0.1%
Kingspan Group PLC	10,477	919,116

Israel—1.5%
Bank Hapoalim BM	342,483	3,581,198
Bank Leumi Le-Israel BM	386,918	3,945,363
Israel Discount Bank Ltd., Class A	481,425	2,839,228
		10,365,789
Italy—5.8%
Amplifon SpA[1]	5,141	143,718
Banco BPM SpA	161,519	1,088,589
Coca-Cola HBC AG1	90,945	3,177,993
Enel SpA	1,044,266	7,917,224
Eni SpA	139,200	2,121,624
FinecoBank Banca Fineco SpA[1]	209,813	3,351,470
Intesa Sanpaolo SpA	1,384,784	5,930,298
Moncler SpA[1]	39,114	2,167,306
Prysmian SpA	841	59,297
Recordati Industria Chimica e Farmaceutica SpA[1]	25,228	1,429,715

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Italy—(continued)
Ryanair Holdings PLC[1]	52,547	$2,325,730
Snam SpA[1]	1,423,501	6,840,889
UniCredit SpA	79,738	3,528,380
		40,082,233
Japan—25.6%
Asics Corp.	66,800	1,193,203
Astellas Pharma, Inc.[1]	113,800	1,344,793
Brother Industries Ltd.	64,900	1,286,125
Canon, Inc.	87,100	2,868,556
Capcom Co. Ltd.	17,000	342,596
Daifuku Co. Ltd.	28,000	540,134
Dai-ichi Life Holdings, Inc.	47,600	1,210,520
Daiichi Sankyo Co. Ltd.	44,900	1,471,942
Daito Trust Construction Co. Ltd.	15,600	1,733,105
Dentsu Group, Inc.[1]	21,300	663,645
Disco Corp.	2,300	673,167
FANUC Corp.[1]	177,656	4,813,806
Fast Retailing Co. Ltd.	13,100	4,269,527
Fuji Electric Co. Ltd.	17,400	910,425
FUJIFILM Holdings Corp.	294,900	7,140,563
Fujitsu Ltd.	388,400	7,574,235
Hitachi Ltd.	265,300	6,851,634
Honda Motor Co. Ltd.	371,500	3,808,156
Hoya Corp.	11,900	1,623,190
Ibiden Co. Ltd.	44,700	1,461,855
Inpex Corp.	88,800	1,176,772
Isuzu Motors Ltd.[1]	162,200	2,131,317
ITOCHU Corp.	11,800	594,349
Japan Post Bank Co. Ltd.[1]	10,000	90,299
Japan Tobacco, Inc.	47,000	1,324,253
Kao Corp.	140,600	6,273,977
Kawasaki Kisen Kaisha Ltd.	145,400	2,034,011
KDDI Corp.	211,700	6,657,250
Keyence Corp.	14,836	6,813,585
Komatsu Ltd.	8,700	229,668
Konami Group Corp.	18,500	1,715,579
Kyocera Corp.	232,400	2,405,984
Kyowa Kirin Co. Ltd.[1]	38,100	632,660
Lasertec Corp.[1]	9,600	1,483,217
Makita Corp.	62,900	2,091,837
Marubeni Corp.	82,100	1,255,221
Mazda Motor Corp.	41,100	299,580
Minebea Mitsumi, Inc.[1]	192,700	3,490,262
Mitsubishi Electric Corp.[1]	177,500	2,789,136
Mitsubishi Heavy Industries Ltd.	48,200	695,686
Mitsubishi UFJ Financial Group, Inc.	215,100	2,305,452
MonotaRO Co. Ltd.[1]	22,800	347,762
MS&AD Insurance Group Holdings, Inc.	64,000	1,448,572

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Murata Manufacturing Co. Ltd.	114,100	$2,032,833
NEC Corp.	11,500	1,001,728
Nexon Co. Ltd.[1]	97,600	1,721,200
NIDEC Corp.[1]	43,800	886,724
Nintendo Co. Ltd.	21,500	1,152,544
Nippon Telegraph & Telephone Corp.	3,752,200	3,647,492
Nippon Yusen KK	55,000	1,859,879
Nitto Denko Corp.	135,000	2,273,249
Nomura Real Estate Holdings, Inc.	16,900	423,334
Obayashi Corp.[1]	22,100	274,977
Ono Pharmaceutical Co. Ltd.[1]	99,800	1,256,203
ORIX Corp.	10,000	215,217
Osaka Gas Co. Ltd.	54,900	1,185,875
Otsuka Corp.	66,500	1,503,844
Pan Pacific International Holdings Corp.	69,200	1,743,436
Panasonic Holdings Corp.	371,800	3,029,409
Recruit Holdings Co. Ltd.	82,957	5,204,877
SCSK Corp.	56,400	1,064,228
Secom Co. Ltd.[1]	149,600	5,376,896
Sekisui House Ltd.	24,600	601,643
Shimadzu Corp.[1]	13,700	410,441
Shimano, Inc.	3,700	554,367
Shin-Etsu Chemical Co. Ltd.	15,200	575,727
Shionogi & Co. Ltd.	106,200	1,530,024
SoftBank Corp.	12,000	15,227
Sompo Holdings, Inc.	15,600	341,282
Sony Group Corp.	407,500	7,304,372
Sumitomo Corp.	61,500	1,313,463
Sumitomo Metal Mining Co. Ltd.[1]	100,400	2,835,438
Sumitomo Mitsui Financial Group, Inc.	160,500	3,457,394
Sumitomo Mitsui Trust Group, Inc.	10,000	222,325
Suzuki Motor Corp.	452,303	4,591,795
TDK Corp.	29,000	351,668
Tokio Marine Holdings, Inc.	92,700	3,397,088
Tokyo Electron Ltd.	16,600	2,556,535
Toray Industries, Inc.	212,400	1,168,941
Toyota Industries Corp.[1]	54,800	3,889,812
Trend Micro, Inc.	33,700	1,790,132
Unicharm Corp.[1]	70,200	2,269,002
Yokogawa Electric Corp.	86,300	1,951,605
ZOZO, Inc.[1]	32,600	1,066,570
		178,116,402
Jordan—0.1%
Hikma Pharmaceuticals PLC	39,870	953,663

Luxembourg—0.1%
Eurofins Scientific SE [1]	9,202	452,228

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Macau—0.2%
Galaxy Entertainment Group Ltd.	203,000	$902,182
Sands China Ltd.*	301,600	768,926
		1,671,108
Netherlands—4.0%
Adyen NV*,1,2	4,537	6,940,754
ASM International NV	4,636	2,582,927
ASML Holding NV	4,761	3,217,056
ASML Holding NV, Registered Shares	6,351	4,271,365
BE Semiconductor Industries NV1	6,447	686,826
Koninklijke Ahold Delhaize NV1	109,630	3,614,468
Koninklijke Philips NV*	245,079	6,430,022
NN Group NV	6,789	333,716
		28,077,134
New Zealand—0.2%
Xero Ltd.*	16,103	1,584,309

Norway—1.6%
Aker BP ASA	26,713	569,705
DNB Bank ASA	238,282	4,921,517
Equinor ASA	3,473	83,366
Gjensidige Forsikring ASA	12,293	221,829
Kongsberg Gruppen ASA	12,624	1,314,020
Norsk Hydro ASA	262,473	1,615,372
Telenor ASA	213,419	2,621,126
		11,346,935
Poland—0.1%
InPost SA*	42,653	831,877

Singapore—5.6%
DBS Group Holdings Ltd.	367,871	10,770,082
Grab Holdings Ltd., Class A*	19,753	80,592
Oversea-Chinese Banking Corp. Ltd.	231,000	2,657,243
Sea Ltd., ADR*	66,216	6,227,615
Singapore Exchange Ltd.	314,700	2,704,919
Singapore Technologies Engineering Ltd.	546,700	1,879,605
Singapore Telecommunications Ltd.	1,998,700	4,737,547
United Overseas Bank Ltd.	409,898	9,982,824
		39,040,427
South Africa—0.2%
Anglo American PLC	37,168	1,150,231

Spain—2.9%
ACS Actividades de Construccion y Servicios SA	28,607	1,369,159
Amadeus IT Group SA	23,288	1,687,079
Banco Bilbao Vizcaya Argentaria SA	109,471	1,089,555
Banco Santander SA1	1,605,393	7,844,227
CaixaBank SA1	92,132	560,211
Endesa SA	92,760	1,998,318

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Spain—(continued)
Industria de Diseno Textil SA1	103,200	$5,870,978
		20,419,527
Sweden—2.5%
AddTech AB, Class B	6,448	178,772
Alfa Laval AB	40,723	1,796,016
Assa Abloy AB, Class B	156,024	4,874,949
Atlas Copco AB, Class A	190,588	3,137,546
Epiroc AB, Class A1	2,118	41,229
Sagax AB, Class B1	60,070	1,436,554
Skandinaviska Enskilda Banken AB, Class A	173,408	2,448,647
Volvo AB, Class B	134,721	3,498,721
		17,412,434
Switzerland—5.1%
ABB Ltd., Registered Shares	93,017	5,159,532
Lonza Group AG, Registered Shares	950	585,919
Novartis AG, Registered Shares	111,062	12,063,709
Partners Group Holding AG	305	421,359
Sandoz Group AG	63,932	2,913,235
Schindler Holding AG	1,173	341,488
SGS SA, Registered Shares	16,939	1,794,822
Sika AG, Registered Shares	7,132	1,986,273
Swiss Prime Site AG, Registered Shares[1]	26,840	2,910,736
Temenos AG, Registered Shares[1]	44,565	3,083,503
Zurich Insurance Group AG	6,975	4,125,795
		35,386,371
Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,136	6,694,814

United Kingdom—11.5%
Associated British Foods PLC	133,643	3,827,362
AstraZeneca PLC	40,994	5,836,773
BAE Systems PLC	233,013	3,755,735
British American Tobacco PLC	86,182	2,994,885
CK Hutchison Holdings Ltd.	935,500	4,921,721
Compass Group PLC	91,115	2,954,831
DCC PLC	20,063	1,268,677
Halma PLC	4,220	134,677
HSBC Holdings PLC	440,429	4,041,826
Imperial Brands PLC	262,035	7,896,284
Informa PLC	3,531	36,816
InterContinental Hotels Group PLC	12,869	1,420,773
JD Sports Fashion PLC	341,384	545,845
Kingfisher PLC[1]	931,787	3,514,368
Land Securities Group PLC	202,318	1,569,188
Lloyds Banking Group PLC	11,801,361	8,126,024
Next PLC	4,201	530,323
Persimmon PLC	80,449	1,521,793

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
RELX PLC	46,979	$2,156,545
Rolls-Royce Holdings PLC*	164,376	1,134,806
Smiths Group PLC	29,146	574,634
SSE PLC[1]	325,237	7,385,230
Tesco PLC	204,581	902,714
Unilever PLC	4,896	298,612
United Utilities Group PLC	148,767	1,961,438
Vodafone Group PLC	5,139,249	4,772,627
Whitbread PLC	7,218	280,428
WPP PLC[1]	581,830	6,105,462
		80,470,397
United States—8.2%
Atlassian Corp., Class A*	27,948	5,269,316
BP PLC	801,713	3,893,693
Brookfield Renewable Corp., Class A1	147,121	4,498,960
Experian PLC	30,440	1,482,506
GSK PLC	409,111	7,345,834
James Hardie Industries PLC, CDI*	29,491	948,276
Nestle SA, Registered Shares	42,031	3,970,690
Roche Holding AG	20,126	6,243,710
Sanofi SA	61,902	6,538,794
Shell PLC	270,932	9,008,079
Swiss Re AG	5,232	670,396
Waste Connections, Inc.	40,058	7,080,251
		56,950,505
Total common stocks (cost—$661,266,316)		778,278,487

Warrant: 0.0%†
Canada: 0.0%†
Constellation Software, Inc. expires 03/31/40*,1,3,4 (cost—$0)	2,948	0

Short-term investments: 0.8%
Investment companies: 0.8%
State Street Institutional U.S. Government Money Market Fund, 4.824%[5]
(cost $5,870,406)	5,870,406	5,870,406

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—10.6%
Money market funds—10.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[5] (cost $73,835,255)	73,835,255	$73,835,255
Total investments before investments sold short (Cost—$740,971,977)—123.1		857,984,148

Investments sold short: (13.3)%
Common stocks—(13.1)%
Australia—(1.3)%
ANZ Group Holdings Ltd.	(27,811)	(570,120)
APA Group	(366,358)	(1,680,468)
BlueScope Steel Ltd.	(164,526)	(2,199,056)
Mineral Resources Ltd.	(3,510)	(91,011)
Mirvac Group	(190,260)	(267,950)
SEEK Ltd.	(12,476)	(204,769)
Suncorp Group Ltd.	(41,666)	(491,374)
Treasury Wine Estates Ltd.	(73,011)	(544,390)
Washington H Soul Pattinson & Co. Ltd.	(85,845)	(1,890,874)
Woodside Energy Group Ltd.	(91,754)	(1,435,915)
		(9,375,927)
Belgium—(0.5)%
D'ieteren Group	(3,757)	(811,205)
Sofina SA	(2,382)	(581,943)
Syensqo SA	(11,212)	(866,271)
UCB SA	(4,843)	(931,378)
		(3,190,797)
China—(0.1)%
Wharf Holdings Ltd.	(27,000)	(76,408)
Wilmar International Ltd.	(346,900)	(840,651)
		(917,059)
Denmark—(1.0)%
Coloplast AS, Class B	(3,327)	(414,896)
DSV AS	(16,147)	(3,509,475)
Zealand Pharma AS	(23,889)	(2,753,710)
		(6,678,081)
France—(0.3)%
Kering SA	(2,040)	(507,820)
Sartorius Stedim Biotech	(6,520)	(1,299,987)
Sodexo SA	(457)	(39,669)
		(1,847,476)

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Germany—(0.0)%†
Merck KGaA	(635)	$(104,990)

Hong Kong—(0.8)%
CK Asset Holdings Ltd.	(225,000)	(921,811)
Henderson Land Development Co. Ltd.	(24,000)	(77,334)
HKT Trust & HKT Ltd.	(333,000)	(413,782)
Hongkong Land Holdings Ltd.	(409,400)	(1,764,514)
Prudential PLC	(32,516)	(270,266)
Sino Land Co. Ltd.	(1,492,055)	(1,493,187)
Swire Pacific Ltd., Class A	(85,500)	(718,723)
		(5,659,617)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(946,621)

Italy—(0.7)%
Eni SpA	(244,885)	(3,732,427)
Telecom Italia SpA	(3,625,221)	(917,614)
		(4,650,041)
Japan—(3.7)%
Aeon Co. Ltd.	(47,700)	(1,174,135)
AGC, Inc.	(2,300)	(71,177)
Bandai Namco Holdings, Inc.	(5,700)	(120,873)
Central Japan Railway Co.	(3,200)	(67,142)
Daikin Industries Ltd.	(1,000)	(122,746)
East Japan Railway Co.	(10,000)	(202,053)
FUJIFILM Holdings Corp.	(94,300)	(2,283,334)
Hamamatsu Photonics KK	(55,800)	(748,272)
Hankyu Hanshin Holdings, Inc.	(5,300)	(145,040)
Hikari Tsushin, Inc.	(6,600)	(1,350,928)
Hitachi Construction Machinery Co. Ltd.	(39,100)	(863,370)
Idemitsu Kosan Co. Ltd.	(158,200)	(1,090,137)
Japan Exchange Group, Inc.	(59,400)	(709,563)
JFE Holdings, Inc.	(6,200)	(75,490)
Keisei Electric Railway Co. Ltd.	(53,700)	(1,410,889)
MatsukiyoCocokara & Co.	(16,400)	(225,589)
McDonald's Holdings Co. Japan Ltd.	(14,700)	(624,997)
MEIJI Holdings Co. Ltd.	(30,300)	(707,944)
Mitsui Chemicals, Inc.	(1,300)	(30,126)
Nippon Prologis REIT, Inc.	(392)	(632,092)
Nissan Motor Co. Ltd.	(372,600)	(1,008,379)
Nissin Foods Holdings Co. Ltd.	(1,200)	(32,539)
NTT Data Group Corp.	(46,100)	(741,532)
Olympus Corp.	(30,600)	(545,882)
Omron Corp.	(12,400)	(497,828)
Renesas Electronics Corp.	(34,500)	(479,104)
Resona Holdings, Inc.	(61,300)	(411,518)
Ricoh Co. Ltd.	(32,900)	(362,151)
Rohm Co. Ltd.	(61,400)	(693,649)

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
SoftBank Group Corp.	(9,400)	$(587,608)
SUMCO Corp.	(15,600)	(153,289)
Sumitomo Metal Mining Co. Ltd.	(49,000)	(1,383,829)
Taisei Corp.	(32,500)	(1,382,223)
Tokyo Gas Co. Ltd.	(56,900)	(1,411,453)
Tokyu Corp.	(62,600)	(777,453)
TOPPAN Holdings, Inc.	(24,800)	(736,786)
Yaskawa Electric Corp.	(24,800)	(727,155)
Zensho Holdings Co. Ltd.	(29,400)	(1,487,995)
		(26,076,270)
Netherlands—(0.3)%
Heineken NV	(15,573)	(1,278,934)
OCI NV	(41,752)	(507,067)
		(1,786,001)
New Zealand—(0.2)%
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(680,529)
Mercury NZ Ltd.	(193,447)	(764,270)
		(1,444,799)
Norway—(0.0)%†
Salmar ASA	(3,839)	(194,739)

Portugal—(0.4)%
Galp Energia SGPS SA	(150,487)	(2,565,057)

Singapore—(0.3)%
Keppel Ltd.	(374,000)	(1,812,647)
Singapore Airlines Ltd.	(48,100)	(235,309)
		(2,047,956)
Spain—(0.2)%
Redeia Corp. SA	(79,816)	(1,475,937)

Sweden—(1.3)%
EQT AB	(66,508)	(1,928,845)
Fastighets AB Balder, Class B	(12,732)	(98,491)
H & M Hennes & Mauritz AB, Class B	(25,590)	(380,083)
Investor AB, Class B	(123,426)	(3,492,101)
Securitas AB, Class B	(66,212)	(776,804)
Skanska AB, Class B	(36,308)	(736,755)
Svenska Cellulosa AB SCA, Class B	(144,604)	(1,911,622)
		(9,324,701)

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Switzerland—(0.6)%
Clariant AG, Registered Shares	(80,071)	$(1,111,749)
Kuehne & Nagel International AG, Registered Shares	(2,689)	(671,355)
Swatch Group AG	(2,271)	(464,299)
Swiss Life Holding AG, Registered Shares	(2,096)	(1,709,713)
		(3,957,116)
United Kingdom—(0.7)%
Croda International PLC	(14,183)	(677,581)
Diageo PLC	(933)	(28,861)
Entain PLC	(101,311)	(973,235)
Melrose Industries PLC	(48,895)	(299,476)
National Grid PLC	(2,754)	(34,666)
Pearson PLC	(81,733)	(1,200,927)
Rentokil Initial PLC	(134,982)	(674,454)
WPP PLC	(99,092)	(1,039,827)
		(4,929,027)
United States—(0.6)%
Haleon PLC	(272,140)	(1,306,793)
Qiagen NV	(9,477)	(402,551)
Stellantis NV	(176,817)	(2,422,622)
Tenaris SA	(5,685)	(93,655)
		(4,225,621)
Total common stocks (cost—$(92,452,496))		(91,397,833)

Preferred stocks: (0.2)%
Sartorius AG (cost—$(1,389,255))	(4,252)	(1,099,389)
Total investments sold short (proceeds—$(93,841,751))		(92,497,222)
Total investments (cost $647,130,226)[6]—109.8%		765,486,926
Liabilities in excess of other assets—(9.8)%		(68,500,456)
Net assets—100.0%		$696,986,470

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$778,278,487	$—	$—	$778,278,487
Warrant	—	—	0	—
Short-term investments	—	5,870,406	—	5,870,406
Investment of cash collateral from securities loaned	—	73,835,255	—	73,835,255
Total	$778,278,487	$79,705,661	$0	$857,984,148

Liabilities
Investments sold short
Common stocks	$(91,397,833)	$—	$—	$(91,397,833)
Preferred stocks	(1,099,389)	—	—	(1,099,389)
Total	$(92,497,222)	$—	$—	$(92,497,222)

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,585,347, represented 1.8% of the Portfolios net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Rates shown reflect yield at October 31, 2024.
6	Includes $73,514,310 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $73,835,255 and non-cash collateral of $3,769,681.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—98.7%
Argentina—0.5%
Grupo Financiero Galicia SA, ADR*	15,918	$839,197
YPF SA, ADR*	45,542	1,116,234
		1,955,431
Brazil—8.9%
Ambev SA	214,000	467,913
Atacadao SA*	702,800	910,580
Banco Bradesco SA, ADR	1,145,785	2,830,089
Banco Bradesco SA	398,420	878,042
Banco BTG Pactual SA	468,900	2,637,760
Banco do Brasil SA	481,400	2,192,611
Cyrela Brazil Realty SA Empreendimentos e Participacoes	153,000	575,381
Itau Unibanco Holding SA, ADR	456,218	2,760,119
Lojas Renner SA	351,400	1,128,803
MercadoLibre, Inc.*	2,979	6,068,759
Petroleo Brasileiro SA, ADR	311,521	4,189,957
Raia Drogasil SA	793,344	3,340,309
Rede D'Or Sao Luiz SA1	185,200	940,593
Sendas Distribuidora SA*	717,900	930,144
TOTVS SA	173,900	897,642
Vale SA	108,800	1,168,006
WEG SA	402,600	3,768,391
		35,685,099
Canada—0.9%
Ivanhoe Mines Ltd., Class A*	273,341	3,614,183

China—30.2%
Airtac International Group	39,000	1,088,202
Alibaba Group Holding Ltd.	526,939	6,408,727
Alibaba Group Holding Ltd., ADR	16,452	1,611,967
ANTA Sports Products Ltd.	179,600	1,916,340
Beijing New Building Materials PLC, Class A	628,400	2,749,164
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,004,550	2,059,739
Budweiser Brewing Co. APAC Ltd.[1]	1,080,800	1,127,499
BYD Co. Ltd., Class A	49,400	2,035,455
China Hongqiao Group Ltd.	871,000	1,404,965
China International Capital Corp. Ltd., Class H1,2	990,183	1,798,457
China Jushi Co. Ltd., Class A	1,379,156	2,190,167
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	567,301	900,104
China Overseas Land & Investment Ltd.	2,225,887	4,254,728
China Resources Land Ltd.	580,549	1,930,409
Contemporary Amperex Technology Co. Ltd., Class A	125,620	4,342,542
Country Garden Services Holdings Co. Ltd.	1,371,152	1,035,318

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(continued)
Foxconn Industrial Internet Co. Ltd., Class A	318,200	$1,084,419
Fuyao Glass Industry Group Co. Ltd., Class A	312,400	2,502,923
Gree Electric Appliances, Inc. of Zhuhai, Class A	938,200	5,735,484
Hengli Petrochemical Co. Ltd., Class A	1,206,030	2,328,790
Huaming Power Equipment Co. Ltd., Class A	627,867	1,510,626
Kanzhun Ltd., ADR	67,395	980,597
Kuaishou Technology*,1	547,407	3,232,012
Li Auto, Inc., ADR*,2	71,957	1,799,645
Li Auto, Inc., Class A*	136,551	1,886,466
Li Ning Co. Ltd.	874,500	1,784,074
Longfor Group Holdings Ltd.[1]	2,157,500	3,502,354
Meituan, Class B*,1	215,300	5,054,251
Midea Group Co. Ltd., Class A	87,897	882,225
NARI Technology Co. Ltd., Class A	475,000	1,732,941
PDD Holdings, Inc., ADR*	11,890	1,433,815
PICC Property & Casualty Co. Ltd., Class H	1,010,000	1,535,638
Ping An Insurance Group Co. of China Ltd., Class H	626,000	3,877,220
Ping An Insurance Group Co. of China Ltd., Class A	582,000	4,573,783
Proya Cosmetics Co. Ltd., Class A	74,200	998,454
SITC International Holdings Co. Ltd.	508,132	1,437,968
Sunny Optical Technology Group Co. Ltd.	303,766	1,979,103
Tencent Holdings Ltd.	336,711	17,523,993
Tencent Music Entertainment Group	123,198	1,371,194
Tongwei Co. Ltd., Class A	628,699	2,716,898
Trip.com Group Ltd., ADR*	63,692	4,101,765
Trip.com Group Ltd.*	94,250	6,073,918
Zijin Mining Group Co. Ltd., Class H	1,042,000	2,222,297
ZTO Express Cayman, Inc.	34,126	788,652
ZTO Express Cayman, Inc.	2,850	65,878
		121,571,166
Ghana—0.1%
Kosmos Energy Ltd.*	106,270	399,575

Greece—0.6%
National Bank of Greece SA	151,080	1,179,941
Piraeus Financial Holdings SA	319,989	1,196,658
		2,376,599
Hong Kong—2.3%
AIA Group Ltd.	361,400	2,856,669
Futu Holdings Ltd., ADR*	1,844	175,162

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(continued)
Melco Resorts & Entertainment Ltd., ADR*	255,546	$1,717,269
Sino Biopharmaceutical Ltd.	2,556,144	1,160,673
WH Group Ltd.[1]	4,491,683	3,501,318
		9,411,091
Hungary—0.6%
OTP Bank Nyrt	46,394	2,309,377

India—11.4%
360 ONE WAM Ltd.	25,706	333,377
Axis Bank Ltd.	133,034	1,834,540
Bharat Forge Ltd.	49,645	832,561
Britannia Industries Ltd.	25,864	1,761,531
DLF Ltd.	52,054	507,532
GMR Airports Infrastructure Ltd.*	501,734	473,294
HDFC Bank Ltd.	211,883	4,373,668
HDFC Bank Ltd., ADR	43,979	2,771,996
Hindalco Industries Ltd.	156,978	1,280,765
ICICI Bank Ltd.	315,780	4,852,954
Infosys Ltd.	86,096	1,799,250
InterGlobe Aviation Ltd.*	76,589	3,691,173
Kotak Mahindra Bank Ltd.	196,807	4,051,704
Macrotech Developers Ltd.[1]	120,114	1,723,082
Mahindra & Mahindra Ltd.	55,353	1,796,173
MakeMyTrip Ltd.*	13,523	1,372,449
Manappuram Finance Ltd.	352,778	658,892
Nestle India Ltd.	48,954	1,317,462
Pidilite Industries Ltd.	54,977	2,056,810
Polycab India Ltd.	28,757	2,216,259
Reliance Industries Ltd.	88,048	1,394,810
Reliance Industries Ltd.*	88,048	1,394,810
Tata Consultancy Services Ltd.	66,915	3,158,053
		45,653,145
Indonesia—2.2%
Bank Central Asia Tbk. PT	6,021,700	3,932,617
Bank Mandiri Persero Tbk. PT	6,822,192	2,912,309
Bank Rakyat Indonesia Persero Tbk. PT	6,945,314	2,124,084
		8,969,010
Luxembourg—0.6%
Zabka Group SA*	433,987	2,325,656

Macau—1.2%
Galaxy Entertainment Group Ltd.	491,000	2,182,124
Sands China Ltd.*,2	1,065,600	2,716,738
		4,898,862
Mexico—1.8%
Cemex SAB de CV, ADR	239,859	1,252,064
Grupo Aeroportuario del Pacifico SAB de CV, Class B2	55,183	956,860

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Mexico—(continued)
Grupo Financiero Banorte SAB de CV, Class O	301,900	$2,102,188
Wal-Mart de Mexico SAB de CV	1,046,300	2,877,005
		7,188,117
Peru—1.3%
Credicorp Ltd.	28,819	5,306,442

Russia—0.0%†
Alrosa PJSC[3,4]	215,380	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		0
Saudi Arabia—0.7%
Saudi Arabian Oil Co.[1]	405,695	2,916,571

Singapore—0.5%
Sea Ltd., ADR*	22,341	2,101,171

South Africa—5.3%
Absa Group Ltd.	212,579	2,033,307
Capitec Bank Holdings Ltd.	19,662	3,536,227
Clicks Group Ltd.	84,832	1,810,872
FirstRand Ltd.[2]	436,067	1,907,020
Gold Fields Ltd., ADR[2]	151,429	2,495,550
Impala Platinum Holdings Ltd.*	107,025	700,307
MTN Group Ltd.	1,075,677	5,340,556
Naspers Ltd., Class N	14,229	3,344,719
Standard Bank Group Ltd.	17,066	233,832
		21,402,390
South Korea—8.4%
Amorepacific Corp.	12,326	1,041,458
DB Insurance Co. Ltd.	16,781	1,329,104
Hana Financial Group, Inc.	56,754	2,463,453
Hyundai Mobis Co. Ltd.	10,738	1,941,399
Hyundai Motor Co.	1,101	171,533
KB Financial Group, Inc.	81,479	5,331,561
Kia Corp.	18,314	1,219,606
LG Energy Solution Ltd.*	3,085	910,969
Samsung Electronics Co. Ltd.	237,433	10,185,531
Shinhan Financial Group Co. Ltd.	23,131	859,870
SK Hynix, Inc.	54,632	7,375,320
WONIK IPS Co. Ltd.*	46,203	932,430
		33,762,234
Taiwan—14.9%
Accton Technology Corp.	107,000	1,843,446
Advantech Co. Ltd.	134,000	1,338,327
Alchip Technologies Ltd.	23,000	1,464,419
ASPEED Technology, Inc.	13,000	1,704,120
Chailease Holding Co. Ltd.	418,445	1,978,602
Chroma ATE, Inc.	178,000	2,308,333
Delta Electronics, Inc.	226,000	2,849,688
Lotes Co. Ltd.	33,000	1,725,187

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Taiwan—(continued)
MediaTek, Inc.	155,469	$6,259,520
Sinbon Electronics Co. Ltd.	129,000	1,066,947
Taiwan Semiconductor Manufacturing Co. Ltd.	509,475	16,378,254
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,503	11,147,162
Unimicron Technology Corp.	484,000	2,439,638
Voltronic Power Technology Corp.	32,000	2,127,341
Yageo Corp.	227,753	3,966,485
Zhen Ding Technology Holding Ltd.	312,000	1,095,506
		59,692,975
Thailand—2.6%
Bangkok Dusit Medical Services PCL, Class F	2,194,200	1,788,132
Central Pattana PCL	623,000	1,158,490
CP ALL PCL	1,283,200	2,405,168
Kasikornbank PCL	598,300	2,597,450
SCB X PCL	733,100	2,465,753
		10,414,993
Turkey—0.9%
Akbank TAS	642,735	949,143
BIM Birlesik Magazalar AS	129,416	1,761,931
Haci Omer Sabanci Holding AS	410,012	996,162
		3,707,236
United Arab Emirates—0.4%
Aldar Properties PJSC	771,187	1,599,882

United Kingdom—0.3%
Anglogold Ashanti PLC	40,531	1,126,762

United States—1.0%
Globant SA*	6,884	1,444,883
Las Vegas Sands Corp.	50,108	2,598,100
		4,042,983

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Vietnam—0.6%
Hoa Phat Group JSC*	1,524,388	$1,622,074
Masan Group Corp.*	165,300	500,870
Vincom Retail JSC*	580,120	409,618
		2,532,562
Zambia—0.5%
First Quantum Minerals Ltd.*	139,534	1,802,863
Total common stocks (cost—$360,562,247)		396,766,375

Preferred stocks—0.3%
Brazil—0.3%
Itau Unibanco Holding SA (cost $1,123,327)	170,800	1,034,686

Short-term investments: 1.2%
Investment companies: 1.2%
State Street Institutional U.S. Government Money Market Fund, 4.824%[5] (cost $4,793,394)	4,793,394	4,793,394

Investment of cash collateral from securities loaned—1.7%
Money market funds—1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[5] (cost $6,858,857)	6,858,857	6,858,857
Total investments (cost $373,337,825)[6]—101.9%		409,453,312
Liabilities in excess of other assets—(1.9)%		(7,476,602)
Net assets—100.0%		$401,976,710

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$396,766,375	$—	$0	$396,766,375
Preferred stocks	1,034,686	—	—	1,034,686
Short-term investments	—	4,793,394	—	4,793,394
Investment of cash collateral from securities loaned	—	6,858,857	—	6,858,857
Total	$397,801,061	$11,652,251	$0	$409,453,312

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $27,487,310, represented 6.8% of the Portfolios net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Rates shown reflect yield at October 31, 2024.
6	Includes $8,223,687 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,858,857 and non-cash collateral of $2,081,563.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—98.2%
Australia—6.6%
Charter Hall Group	29,759	$295,920
Goodman Group	113,739	2,742,564
National Storage REIT[1]	530,206	875,811
Rural Funds Group[1]	93,204	114,701
		4,028,996
Belgium—1.7%
Shurgard Self Storage Ltd.	23,667	1,006,581

Canada—1.6%
Canadian Apartment Properties REIT	29,363	978,310

Germany—2.1%
Vonovia SE	39,765	1,304,552

Hong Kong—0.9%
Sino Land Co. Ltd.	548,000	548,416

Japan—4.9%
Japan Metropolitan Fund Invest	961	590,742
KDX Realty Investment Corp.	314	299,864
Mitsui Fudosan Co. Ltd.	172,700	1,507,175
Star Asia Investment Corp.	826	276,711
Tokyo Tatemono Co. Ltd.	17,800	295,398
		2,969,890
Singapore—3.0%
Capitaland India Trust	451,261	372,491
CapitaLand Investment Ltd.[1]	516,500	1,099,103
Parkway Life Real Estate Investment Trust	118,800	340,071
		1,811,665
Spain—1.6%
Cellnex Telecom SA*,1,2	26,708	979,040

United Kingdom—6.4%
Big Yellow Group PLC	62,076	966,931
Derwent London PLC	20,814	587,766
Grainger PLC	270,670	792,265
Segro PLC	94,064	952,376
Shaftesbury Capital PLC	340,338	595,518
		3,894,856
United Republic Of Tanzania—1.3%
Helios Towers PLC*,1	567,876	779,112

United States—68.1%
Alexandria Real Estate Equities, Inc.	11,357	1,266,873
American Homes 4 Rent, Class A	37,498	1,321,430
American Tower Corp.	5,069	1,082,434
BXP, Inc.	17,205	1,386,035
Cousins Properties, Inc.	11,039	338,125
Digital Realty Trust, Inc.	13,210	2,354,418
DigitalBridge Group, Inc.[1]	11,233	176,246

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(continued)
Douglas Emmett, Inc.	48,705	$866,462
Encompass Health Corp.	6,578	654,248
Equinix, Inc.	3,518	3,194,626
Equity LifeStyle Properties, Inc.	30,835	2,162,150
Essex Property Trust, Inc.	5,380	1,527,167
Extra Space Storage, Inc.	11,748	1,918,448
Farmland Partners, Inc.[1]	27,749	324,941
Federal Realty Investment Trust	15,340	1,700,286
Highwoods Properties, Inc.	9,918	332,650
Kimco Realty Corp.	69,331	1,644,531
Lamar Advertising Co., Class A	7,002	924,264
Mid-America Apartment Communities, Inc.	15,712	2,377,854
NNN REIT, Inc.	28,019	1,217,145
Prologis, Inc.	42,030	4,746,868
Rayonier, Inc.	34,554	1,079,121
Rexford Industrial Realty, Inc.	33,147	1,421,675
Ryman Hospitality Properties, Inc.	7,561	809,405
SBA Communications Corp.	4,494	1,031,238
Sun Communities, Inc.	13,290	1,763,317
Universal Health Services, Inc., Class B	1,677	342,628
Ventas, Inc.	33,825	2,215,199
Weyerhaeuser Co.	39,160	1,220,226
		41,400,010
Total common stocks (cost—$59,064,498)		59,701,428

Short-term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 4.824%[3] (cost—$1,138,363)	1,138,363	1,138,363

Investment of cash collateral from securities loaned—2.0%
Money market funds—2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.817%[3] (cost—$1,228,528)	1,228,528	1,228,528
Total investments (cost—$61,431,389)[4]—102.1%		62,068,319
Liabilities in excess of other assets—(2.1)%		(1,298,076)
Net assets—100.0%		$60,770,243

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$59,701,428	$—	$—	$59,701,428
Short-term investments	—	1,138,363	—	1,138,363
Investment of cash collateral from securities loaned	—	1,228,528	—	1,228,528
Total	$59,701,428	$2,366,891	$—	$62,068,319

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $979,040, represented 1.6% of the Portfolios net assets at period end.
3	Rates shown reflect yield at October 31, 2024.
4	Includes $2,853,689 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,228,528 and non-cash collateral of $1,780,112.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—44.5%
Australia—0.3%
BHP Group Ltd.	32	$898
Cochlear Ltd.	103	19,198
Commonwealth Bank of Australia	175	16,440
Glencore PLC*	5,015	26,274
Macquarie Group Ltd.	14	2,133
REA Group Ltd.	9	1,344
Rio Tinto Ltd.	12,980	1,019,162
Rio Tinto PLC	721	46,634
		1,132,083
Austria—0.0%†
ANDRITZ AG	577	34,740
OMV AG	494	20,473
Raiffeisen Bank International AG	2,091	37,506
Verbund AG	228	18,650
		111,369
Belgium—0.0%†
Ackermans & van Haaren NV	30	6,092
Groupe Bruxelles Lambert NV	15	1,080
KBC Group NV	18	1,306
		8,478
Bermuda—0.0%†
Hamilton Insurance Group Ltd., Class B*,1	4,052	70,586
Teekay Corp. Ltd.*	1,030	8,621
		79,207
Brazil—0.0%†
Yara International ASA	226	6,796

Canada—7.1%
ADENTRA, Inc.[1]	10,720	295,573
Advantage Energy Ltd.*,1	56,720	354,818
Ag Growth International, Inc.[1]	3,720	131,877
Alamos Gold, Inc., Class A1	9,460	190,903
Aritzia, Inc.*,1	3,670	118,164
AtkinsRealis Group, Inc.[1]	12,590	605,832
Barrick Gold Corp.	21,000	405,868
Black Diamond Group Ltd.	145,400	945,071
Boardwalk Real Estate Investment Trust[1]	3,770	195,763
Boralex, Inc., Class A	533	12,812
Brookfield Business Partners LP1	71,938	1,601,340
Brookfield Corp.[1]	19,570	1,037,210
Brookfield Infrastructure Partners LP1	56,995	1,951,509
Canadian Imperial Bank of Commerce	6,900	431,687
Canadian Pacific Kansas City Ltd.[1]	5,490	423,608
CCL Industries, Inc., Class B1	8,200	478,331
Celestica, Inc.*	700	47,902
Cenovus Energy, Inc.	17,000	273,372

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Canada—(continued)
Centerra Gold, Inc.	27,400	$193,641
Chartwell Retirement Residences[1]	240,948	2,708,253
Colliers International Group, Inc.[1]	6,210	947,894
Computer Modelling Group Ltd.[1]	13,300	109,277
Coveo Solutions, Inc.*	50,780	191,471
Denison Mines Corp.*	13,442	28,287
Descartes Systems Group, Inc.*,1	2,570	267,100
DREAM Unlimited Corp., Class A1	18,650	383,756
Dundee Precious Metals, Inc.[1]	25,300	257,297
Element Fleet Management Corp.[1]	26,470	541,624
Enerflex Ltd.[1]	78,530	518,890
European Residential Real Estate Investment Trust[1]	270,820	595,187
Fairfax Financial Holdings Ltd.[1]	361	448,609
FirstService Corp.[1]	940	174,060
Gildan Activewear, Inc.	36	1,762
Hammond Power Solutions, Inc.[1]	1,730	149,933
Headwater Exploration, Inc.[1]	72,730	358,335
Hydro One Ltd.[2]	98	3,155
Kelt Exploration Ltd.*,1	60,910	285,663
Killam Apartment Real Estate Investment Trust[1]	10,960	147,199
Kinross Gold Corp.[1]	12,690	127,915
Kinross Gold Corp.	84,500	852,677
Open Text Corp.	9,400	281,929
Pan American Silver Corp.	69	1,615
Parkit Enterprise, Inc.*	271,038	130,424
Parkland Corp.	1,059	24,643
Pason Systems, Inc.[1]	74,460	720,348
Power Corp. of Canada	18,200	575,273
RB Global, Inc.[1]	15,730	1,332,960
Rogers Communications, Inc., Class B1	17,530	636,690
Royal Bank of Canada	208	25,155
Shopify, Inc., Class A*	121	9,466
Suncor Energy, Inc.[1]	14,870	561,640
TECSYS, Inc.	10,370	298,658
Teekay Tankers Ltd., Class A	160	7,629
TELUS Corp.	70	1,107
TerraVest Industries, Inc.[1]	2,695	193,035
Toronto-Dominion Bank	121	6,689
West Fraser Timber Co. Ltd.	313	28,269
West Fraser Timber Co. Ltd.[1]	1,880	169,952
		23,799,107
Cayman Islands—0.0%†
Patria Investments Ltd., Class A	818	9,522

China—0.3%
BOC Hong Kong Holdings Ltd.	87,000	284,252

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(continued)
NXP Semiconductors NV1	3,345	$784,402
		1,068,654
Denmark—0.3%
AP Moller - Maersk AS, Class B	198	311,822
Bavarian Nordic AS*	1,112	34,814
DSV AS	155	33,689
ISS AS	624	11,984
Jyske Bank AS, Registered Shares	128	8,926
Netcompany Group AS*,2	348	16,543
NKT AS*	375	34,997
Novo Nordisk AS, Class B	646	71,884
Rockwool AS, Class B	754	324,788
Sydbank AS	101	4,801
		854,248
Faeroe Islands—0.0%†
Bakkafrost P	225	13,510

Finland—0.1%
Cargotec OYJ, Class B	691	41,776
Fortum OYJ	2,536	37,323
Kemira OYJ	1,159	24,609
Konecranes OYJ	410	28,253
Neste OYJ	48	766
Nokia OYJ	8,425	39,635
Nordea Bank Abp	119	1,393
Valmet OYJ	116	2,966
Wartsila OYJ Abp	3,737	71,177
		247,898
France—0.8%
Amundi SA2	165	11,935
Arkema SA	10	874
AXA SA	80	3,004
Carrefour SA	52,720	833,527
Cie de Saint-Gobain SA	136	12,276
Cie Generale des Etablissements Michelin SCA	821	27,729
Coface SA	88	1,419
Dassault Aviation SA	6	1,209
Dassault Systemes SE	45	1,540
Engie SA	52,143	874,316
Hermes International SCA	11	24,816
Ipsen SA	268	32,621
La Francaise des Jeux SAEM[2]	311	13,248
LVMH Moet Hennessy Louis Vuitton SE	27	17,909
Nexans SA	64	8,876
Rexel SA	443	12,134
Rubis SCA	16,502	403,517
SCOR SE	40	859

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
France—(continued)
Sodexo SA	246	$21,353
TotalEnergies SE	400	24,975
Vallourec SACA*	1,322	21,642
Veolia Environnement SA	794	25,193
Vivendi SE	13,216	140,796
Wendel SE	268	26,586
		2,542,354
Germany—0.6%
adidas AG	6	1,432
Bayer AG, Registered Shares	38	1,025
Bayerische Motoren Werke AG	2,732	214,916
Deutsche Bank AG, Registered Shares	50,473	857,789
Deutsche Boerse AG	43	9,995
Deutsche Lufthansa AG, Registered Shares	436	3,017
Deutsche Telekom AG, Registered Shares	406	12,286
E.ON SE	69	932
Evonik Industries AG	17,054	375,276
Freenet AG	1,106	32,843
Fresenius SE & Co. KGaA*	726	26,471
GEA Group AG	534	26,301
Hannover Rueck SE	22	5,779
Heidelberg Materials AG	362	39,849
HOCHTIEF AG	99	12,104
Mercedes-Benz Group AG	425	25,750
Rheinmetall AG	80	41,178
RWE AG	111	3,594
SAP SE	103	24,066
Siemens AG, Registered Shares	818	158,737
TAG Immobilien AG*	1,571	26,094
Talanx AG	412	31,797
Zalando SE*,2	850	25,537
		1,956,768
Hong Kong—0.4%
Swire Pacific Ltd., Class A	67,000	563,210
WH Group Ltd.[2]	881,000	686,750
Yue Yuen Industrial Holdings Ltd.	27,000	56,819
		1,306,779
Ireland—0.2%
Accenture PLC, Class A	67	23,103
AerCap Holdings NV	5,120	478,976
AIB Group PLC	4,219	22,460
Ardmore Shipping Corp.	798	11,260
Bank of Ireland Group PLC	1,549	14,258
Glanbia PLC	1,459	24,202
Kingspan Group PLC	317	27,809
		602,068

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Israel—0.3%
Check Point Software Technologies Ltd.*,1	5,149	$891,858
Sapiens International Corp. NV	252	9,294
		901,152
Italy—0.2%
A2A SpA	5,299	12,104
Azimut Holding SpA	941	23,297
Banca Monte dei Paschi di Siena SpA	4,680	25,616
BPER Banca SpA	2,562	15,606
Brunello Cucinelli SpA	143	14,124
Buzzi SpA	930	36,398
Enel SpA	44,149	334,721
Eni SpA	12,803	195,138
Generali	942	26,180
Hera SpA	9,952	38,105
Intesa Sanpaolo SpA	1,030	4,411
Unipol Gruppo SpA	500	6,216
		731,916
Japan—1.6%
Capcom Co. Ltd.	73	1,471
Central Japan Railway Co.	3,200	67,142
Chubu Electric Power Co., Inc.	6,600	76,234
Daikin Industries Ltd.	259	31,791
Daiseki Co. Ltd.	564	14,532
ENEOS Holdings, Inc.	59,000	301,485
Hitachi Ltd.	19,972	515,797
Hoya Corp.	335	45,695
Idemitsu Kosan Co. Ltd.	118,000	813,124
ITOCHU Corp.	304	15,312
Itochu Enex Co. Ltd.	3,240	34,225
Konami Group Corp.	47	4,358
Mitsubishi Electric Corp.	9,460	148,649
Mitsubishi UFJ Financial Group, Inc.	2,696	28,896
Mitsui & Co. Ltd.	667	13,881
Modec, Inc.	6,000	133,474
MS&AD Insurance Group Holdings, Inc.	35,680	807,579
Nintendo Co. Ltd.	144	7,719
Niterra Co. Ltd.	346	9,997
Osaka Gas Co. Ltd.	51,700	1,116,753
Panasonic Holdings Corp.	166	1,353
Recruit Holdings Co. Ltd.	634	39,778
Sony Group Corp.	1,275	22,854
Square Enix Holdings Co. Ltd.	33	1,297
Subaru Corp.	8,300	151,945
Sumitomo Corp.	26,200	559,556
Sumitomo Electric Industries Ltd.	11,400	178,758
Tokio Marine Holdings, Inc.	261	9,565
Toyota Tsusho Corp.	680	11,829

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Unicharm Corp.	1,094	$35,360
		5,200,409
Jordan—0.0%†
Hikma Pharmaceuticals PLC	1,072	25,641

Luxembourg—0.0%†
ArcelorMittal SA	39	962

Malta—0.0%†
Gambling.com Group Ltd.*	315	3,033

Monaco—0.0%†
Scorpio Tankers, Inc.	173	10,081

Netherlands—0.0%†
ABN AMRO Bank NV2	1,585	26,189
Adyen NV*,2	1	1,530
BE Semiconductor Industries NV	81	8,629
EXOR NV	248	26,221
Koninklijke Ahold Delhaize NV	769	25,353
Koninklijke KPN NV	3,021	11,807
Wolters Kluwer NV	43	7,236
		106,965
Norway—0.6%
Aker Solutions ASA	2,811	13,352
Mowi ASA	1,538	26,432
Norsk Hydro ASA	142	874
Salmar ASA	41	2,080
Schibsted ASA, Class A	41	1,380
Seadrill Ltd.*	50,643	1,992,802
Telenor ASA	987	12,122
TOMRA Systems ASA	97	1,383
Var Energi ASA	3,754	11,791
Wallenius Wilhelmsen ASA	7,400	72,788
		2,135,004
Singapore—0.2%
STMicroelectronics NV	18,772	509,472

Spain—0.3%
ACS Actividades de Construccion y Servicios SA	65	3,111
Aena SME SA2	4,080	900,918
Amadeus IT Group SA	477	34,556
Banco Santander SA	10,352	50,582
CaixaBank SA	283	1,721
Cellnex Telecom SA*,2	1,006	36,877
EDP Renovaveis SA	146	1,966
Iberdrola SA	2,733	40,564
Telefonica SA	4,368	20,497
		1,090,792
Sweden—0.7%
Assa Abloy AB, Class B	242	7,561
Atlas Copco AB, Class A	505	8,314

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Sweden—(continued)
Atlas Copco AB, Class B	96	$1,392
Avanza Bank Holding AB	1,352	28,120
Billerud Aktiebolag	1,371	12,141
Boliden AB	291	9,035
Castellum AB*	1,248	15,561
EQT AB	474	13,747
Essity AB, Class B	8,192	231,277
H & M Hennes & Mauritz AB, Class B	1,427	21,195
Nibe Industrier AB, Class B	164	792
Saab AB, Class B	1,761	36,213
Securitas AB, Class B	37,609	441,232
SKF AB, Class B	331	6,254
Telefonaktiebolaget LM Ericsson, Class B	3,206	26,774
Telia Co. AB	91,304	265,311
Volvo AB, Class B	35,065	910,642
Volvo AB, Class A	6,785	177,672
		2,213,233
Switzerland—0.2%
Adecco Group AG, Registered Shares	16,298	510,710
DKSH Holding AG	361	25,793
Kuehne & Nagel International AG, Registered Shares	3	749
Logitech International SA, Registered Shares	314	25,730
Novartis AG, Registered Shares	235	25,526
Schindler Holding AG	367	106,843
Swiss Life Holding AG, Registered Shares	10	8,157
Swisscom AG, Registered Shares	10	6,091
Zurich Insurance Group AG	26	15,379
		724,978
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	182	34,678

Thailand—0.0%†
Fabrinet*	38	9,157

United Kingdom—0.5%
Ashtead Group PLC	17	1,269
AstraZeneca PLC	253	36,022
Auto Trader Group PLC[2]	128	1,385
Balfour Beatty PLC	4,663	26,744
Barclays PLC	115,301	353,103
Big Yellow Group PLC	135	2,103
BT Group PLC	6,531	11,643
Compass Group PLC	67	2,173
Computacenter PLC	890	25,133
Drax Group PLC	4,681	37,604

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
easyJet PLC	1,843	$12,139
Future PLC	1,171	13,250
Grafton Group PLC	1,990	25,701
Hiscox Ltd.	1,116	15,570
HSBC Holdings PLC	2,751	25,246
IG Group Holdings PLC	3,266	37,692
Inchcape PLC	3,313	30,587
Intermediate Capital Group PLC	55	1,462
Intertek Group PLC	22	1,319
ITV PLC	32,799	31,254
J Sainsbury PLC	36,649	125,798
JD Sports Fashion PLC	19,706	31,508
Johnson Matthey PLC	338	6,485
Kingfisher PLC	9,593	36,181
Legal & General Group PLC	9,134	25,570
London Stock Exchange Group PLC	95	12,881
M&G PLC	10,918	27,305
Marks & Spencer Group PLC	7,462	36,159
National Grid PLC	1,740	21,902
Pets at Home Group PLC	288	1,100
Phoenix Group Holdings PLC	4,902	31,048
QinetiQ Group PLC	1,827	10,813
Reckitt Benckiser Group PLC	92	5,557
RELX PLC	267	12,256
Rightmove PLC	160	1,215
Safestore Holdings PLC	91	949
Segro PLC	1,633	16,534
Serco Group PLC	11,313	25,543
Smiths Group PLC	952	18,769
Softcat PLC	68	1,486
SSE PLC	1,615	36,672
St. James's Place PLC	591	6,196
Standard Chartered PLC	25,488	295,921
Tate & Lyle PLC	2,344	22,669
Tesco PLC	13,248	58,457
UNITE Group PLC	89	1,005
Vodafone Group PLC	225,799	209,691
		1,771,069
United States—29.8%
3M Co.	5,971	767,094
A.O. Smith Corp.	111	8,336
A10 Networks, Inc.	650	9,523
AAON, Inc.	85	9,709
AbbVie, Inc.	172	35,066
Abercrombie & Fitch Co., Class A*	63	8,303
ABIOMED, Inc.*,3	42	74
Acuity Brands, Inc.	31	9,321
ADMA Biologics, Inc.*,1	2,079	33,908
Adobe, Inc.*	48	22,948

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
AECOM	82	$8,758
AeroVironment, Inc.*	9	1,935
AES Corp.	5,985	98,693
Agilysys, Inc.*	84	8,403
Airbnb, Inc., Class A*	155	20,892
Akamai Technologies, Inc.*,1	4,321	436,767
Align Technology, Inc.*	39	7,996
Alkermes PLC*	331	8,507
Alliant Energy Corp.	199	11,940
Allstate Corp.[1]	6,288	1,172,838
Alphabet, Inc., Class C1	6,056	1,045,811
Alphabet, Inc., Class A1	6,487	1,109,991
Amazon.com, Inc.*,1	2,634	490,978
AMC Networks, Inc., Class A*,1	11,866	96,115
Amdocs Ltd.	13	1,141
Amentum Holdings, Inc.*	141	4,193
Ameren Corp.	65	5,662
American Electric Power Co., Inc.	470	46,412
American Tower Corp.[1]	5,307	1,133,257
American Water Works Co., Inc.	250	34,527
AMETEK, Inc.	263	48,218
Amgen, Inc.	78	24,972
Amphenol Corp., Class A	53	3,552
ANSYS, Inc.*	64	20,506
Anterix, Inc.*	5,890	191,307
Aon PLC, Class A	13	4,769
APA Corp.	42,798	1,010,033
Apogee Enterprises, Inc.	124	9,280
Apollo Global Management, Inc.	406	58,164
Appfolio, Inc., Class A*	42	8,731
Apple, Inc.[1]	6,462	1,459,830
Applied Industrial Technologies, Inc.	27	6,253
Applied Materials, Inc.[1]	2,496	453,224
AptarGroup, Inc.	256	42,985
Aptiv PLC*	1,154	65,582
Arch Capital Group Ltd.*	119	11,729
Arcosa, Inc.	101	9,458
Argan, Inc.	84	11,091
Array Technologies, Inc.*	10,159	66,338
Arthur J Gallagher & Co.	126	35,431
Artisan Partners Asset Management, Inc., Class A	212	9,349
AT&T, Inc.[1]	85,291	1,922,459
Atkore, Inc.	106	9,091
Autodesk, Inc.*	26	7,379
Automatic Data Processing, Inc.	38	10,991
AvalonBay Communities, Inc.	28	6,205
Axcelis Technologies, Inc.*	95	8,104
Badger Meter, Inc.	43	8,602

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Baker Hughes Co.	1,224	$46,610
Bank of America Corp.[1]	6,998	292,656
Bank of New York Mellon Corp.[1]	16,504	1,243,741
Bel Fuse, Inc., Class B	114	8,598
Bel Fuse, Inc., Class A	31	3,142
BellRing Brands, Inc.*	462	30,413
Berkshire Hathaway, Inc., Class B*	160	72,147
Blackrock, Inc.	35	34,336
Blue Bird Corp.*	200	8,422
Boeing Co.*	3,379	504,518
Boise Cascade Co.	66	8,780
Booking Holdings, Inc.[1]	57	266,546
Booz Allen Hamilton Holding Corp.	9	1,635
Boston Scientific Corp.*	352	29,575
Box, Inc., Class A*	287	9,115
Bristol-Myers Squibb Co.	307	17,121
Broadcom, Inc.	596	101,183
Broadridge Financial Solutions, Inc.	123	25,936
Buckle, Inc.	213	9,065
Build-A-Bear Workshop, Inc.	265	10,094
Builders FirstSource, Inc.*,1	890	152,546
Burlington Stores, Inc.*,1	510	126,363
Cable One, Inc.	2,433	831,015
Cabot Corp.	55	5,931
Cactus, Inc., Class A	148	8,775
Cadence Design Systems, Inc.*	88	24,299
Cal-Maine Foods, Inc.	110	9,656
Cardinal Health, Inc.	846	91,808
Carlisle Cos., Inc.[1]	1,789	755,369
Carrier Global Corp.	4,327	314,659
Carvana Co.*,1	6,320	1,562,999
Catalyst Pharmaceuticals, Inc.*	452	9,854
Cavco Industries, Inc.*	21	8,606
Cboe Global Markets, Inc.	44	9,397
Celsius Holdings, Inc.*	584	17,567
Cencora, Inc.[1]	3,385	772,051
Centene Corp.*,1	1,572	97,873
Central Garden & Pet Co.*,1	4,597	157,677
CH Robinson Worldwide, Inc.[1]	3,150	324,576
Champion Homes, Inc.*	99	8,735
Chemed Corp.	15	8,104
Chipotle Mexican Grill, Inc.*,1	3,451	192,462
Chubb Ltd.	155	43,778
Church & Dwight Co., Inc.	433	43,261
Cigna Group	176	55,407
Cirrus Logic, Inc.*,1	3,183	349,557
Citigroup, Inc.[1]	12,437	798,082
CME Group, Inc.	61	13,747
CNX Resources Corp.*	881	29,980

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Cognizant Technology Solutions Corp., Class A	121	$9,025
Cohen & Steers, Inc.	94	9,284
Colgate-Palmolive Co.	50	4,686
Columbia Sportswear Co.	114	9,174
Comcast Corp., Class A1	21,912	956,897
Comfort Systems USA, Inc.	59	23,071
CommVault Systems, Inc.*	62	9,684
Consolidated Edison, Inc.	93	9,456
Consolidated Water Co. Ltd.	364	8,649
Constellation Energy Corp.	4,720	1,241,171
Construction Partners, Inc., Class A*	142	11,180
Corcept Therapeutics, Inc.*	203	9,941
Corebridge Financial, Inc.[1]	28,679	911,132
Corpay, Inc.*	40	13,189
CorVel Corp.*	30	8,935
Costco Wholesale Corp.	68	59,444
Crane Co.	224	35,231
CRH PLC[1]	27,890	2,661,543
Cricut, Inc., Class A	939	6,179
Crocs, Inc.*	65	7,008
CSL Ltd.	199	37,580
CSW Industrials, Inc.	25	8,828
CVS Health Corp.	265	14,962
Dave, Inc.*	218	8,406
DaVita, Inc.*,1	905	126,528
Deckers Outdoor Corp.*,1	460	74,009
Devon Energy Corp.	149	5,763
Diamond Hill Investment Group, Inc.	59	8,904
Dillard's, Inc., Class A	24	8,916
DNOW, Inc.*	732	8,660
DocuSign, Inc.*	144	9,991
Dolby Laboratories, Inc., Class A	124	9,040
Dollar Tree, Inc.*	40,289	2,604,281
Dominion Energy, Inc.[1]	7,850	467,310
Domino's Pizza, Inc.[1]	506	209,347
Donaldson Co., Inc.	126	9,218
Donnelley Financial Solutions, Inc.*	47	2,742
Dorian LPG Ltd.[1]	3,282	94,686
Dow, Inc.	67	3,308
Doximity, Inc., Class A*	218	9,099
DR Horton, Inc.	253	42,757
Dropbox, Inc., Class A*	361	9,332
Duke Energy Corp.	134	15,446
Eagle Materials, Inc.	21	5,995
Eastman Chemical Co.[1]	5,914	621,502
Eaton Corp. PLC	16	5,305
eBay, Inc.[1]	7,136	410,391
Edison International	6,109	503,382

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Edwards Lifesciences Corp.*	297	$19,902
Elevance Health, Inc.	144	58,429
Eli Lilly & Co.	137	113,674
EMCOR Group, Inc.[1]	1,962	875,189
Emerson Electric Co.	34	3,681
Energy Fuels, Inc.*	3,783	22,850
Energy Recovery, Inc.*	517	9,234
Ennis, Inc.	273	5,558
Enovix Corp.*	29,121	262,235
Enphase Energy, Inc.*	2,812	233,508
Entergy Corp.	3,158	488,795
EPAM Systems, Inc.*	47	8,867
ePlus, Inc.*	94	8,361
Equifax, Inc.[1]	272	72,085
Equinix, Inc.	51	46,312
Essent Group Ltd.	146	8,761
Estee Lauder Cos., Inc., Class A	14	965
Evercore, Inc., Class A	23	6,076
Evergy, Inc.	156	9,429
Eversource Energy	95	6,256
Exelixis, Inc.*	340	11,288
Expeditors International of Washington, Inc.[1]	5,164	614,516
Experian PLC	88	4,286
Exponent, Inc.	83	7,834
Expro Group Holdings NV*	535	6,821
F5, Inc.*	42	9,823
FactSet Research Systems, Inc.	2	908
Fair Isaac Corp.*	8	15,945
Fastenal Co.	126	9,851
Federal Signal Corp.	102	8,320
FedEx Corp.[1]	1,770	484,714
FirstEnergy Corp.	574	24,010
Fiserv, Inc.*	230	45,517
Flagstar Financial, Inc.	47,704	482,764
Fluence Energy, Inc.*	7,610	165,517
Fluor Corp.*	239	12,495
FormFactor, Inc.*	206	7,824
Franklin Covey Co.*	75	2,986
Franklin Electric Co., Inc.	89	8,518
Frontdoor, Inc.*	124	6,162
FTI Consulting, Inc.*	42	8,193
FutureFuel Corp.	558	3,370
Garmin Ltd.	55	10,909
GE Vernova, Inc.*	4,658	1,405,132
Generac Holdings, Inc.*,1	1,570	259,913
General Electric Co.[1]	2,460	422,579
Gentex Corp.	312	9,457
GFL Environmental, Inc.[1]	7,230	302,214

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Gibraltar Industries, Inc.*	133	$8,976
Gilead Sciences, Inc.[1]	1,141	101,344
Global Industrial Co.	92	2,441
Graco, Inc.	108	8,797
GRAIL, Inc.*	1	14
Grand Canyon Education, Inc.*	66	9,049
Granite Construction, Inc.	135	11,347
GSK PLC	8,184	146,949
Hackett Group, Inc.	118	2,870
Hamilton Beach Brands Holding Co., Class A	108	2,986
Hamilton Lane, Inc., Class A	35	6,287
Harmony Biosciences Holdings, Inc.*	258	8,290
Hartford Financial Services Group, Inc.	355	39,206
Hawkins, Inc.	49	5,238
Healthcare Realty Trust, Inc.	67,010	1,151,232
Hecla Mining Co.	232	1,506
Herc Holdings, Inc.	2,033	425,182
Hims & Hers Health, Inc.*	625	11,769
Holcim AG	770	75,863
Home Depot, Inc.	150	59,062
Houlihan Lokey, Inc.	56	9,675
Hubbell, Inc.	9	3,843
HubSpot, Inc.*	7	3,884
Hudson Technologies, Inc.*	1,156	8,867
Humana, Inc.	50	12,891
Huntington Ingalls Industries, Inc.[1]	2,110	390,266
IDEXX Laboratories, Inc.*	19	7,731
IDT Corp., Class B	226	10,606
IES Holdings, Inc.*	43	9,403
Illumina, Inc.*	8	1,153
Incyte Corp.*,1	3,881	287,660
Ingersoll Rand, Inc.	377	36,192
Inmode Ltd.*	561	9,582
Innospec, Inc.	83	8,946
Insulet Corp.*	70	16,207
Interactive Brokers Group, Inc., Class A	220	33,568
InterDigital, Inc.	63	9,478
International Business Machines Corp.[1]	701	144,911
Intuit, Inc.	37	22,581
Investors Title Co.	41	9,482
iRadimed Corp.	63	3,104
ITT, Inc.	41	5,745
Jack Henry & Associates, Inc.	52	9,460
Jackson Financial, Inc., Class A1	113	11,294
Jacobs Solutions, Inc.	65	9,138

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Janus Henderson Group PLC	155	$6,403
John B Sanfilippo & Son, Inc.	99	8,168
Johnson & Johnson	271	43,322
Johnson Controls International PLC	4,463	337,180
JPMorgan Chase & Co.	507	112,513
Karat Packaging, Inc.	120	3,204
KB Home	419	32,891
KBR, Inc.	146	9,783
Kelly Services, Inc., Class A1	4,636	92,674
Kforce, Inc.	161	9,304
Kimco Realty Corp.	75,166	1,782,938
Kinsale Capital Group, Inc.	21	8,990
KLA Corp.[1]	334	222,521
Kontoor Brands, Inc.	116	9,933
Kraft Heinz Co.[1]	29,769	996,071
Kroger Co.	213	11,879
Kronos Worldwide, Inc.[1]	8,561	98,794
Lam Research Corp.	380	28,253
Lancaster Colony Corp.	52	9,027
Landstar System, Inc.	51	8,964
Lantheus Holdings, Inc.*	84	9,227
Las Vegas Sands Corp.	35,144	1,822,216
Lattice Semiconductor Corp.*	177	8,967
Leidos Holdings, Inc.[1]	1,601	293,239
LeMaitre Vascular, Inc.	103	9,104
Lennar Corp., Class A1	1,483	252,555
Lennar Corp., Class B	54	8,657
Lennox International, Inc.	10	6,026
LGI Homes, Inc.*	71	7,211
Lifeway Foods, Inc.*	375	9,979
Lincoln Electric Holdings, Inc.	47	9,050
Lincoln National Corp.[1]	16,211	563,332
Logility Supply Chain Solutions, Inc.	283	2,986
Louisiana-Pacific Corp.	87	8,604
Lowe's Cos., Inc.	122	31,943
Lululemon Athletica, Inc.*	68	20,257
Magnolia Oil & Gas Corp., Class A	350	8,848
Manhattan Associates, Inc.*	32	8,428
MarketAxess Holdings, Inc.	34	9,840
Marqeta, Inc., Class A*	146,935	831,652
Marsh & McLennan Cos., Inc.	48	10,476
Masco Corp.[1]	3,195	255,312
MasTec, Inc.*	7,365	905,085
Mastercard, Inc., Class A	122	60,950
Match Group, Inc.*	36,322	1,308,682
McDonald's Corp.	70	20,448
McKesson Corp.	243	121,643
MDA Space Ltd.*,1	25,230	385,965
Medifast, Inc.*	501	9,208

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Medpace Holdings, Inc.*	27	$8,484
Merck & Co., Inc.[1]	12,329	1,261,503
Meritage Homes Corp.	42	7,610
Meta Platforms, Inc., Class A1	2,200	1,248,676
Mettler-Toledo International, Inc.*	16	20,668
MGIC Investment Corp.	363	9,090
Microchip Technology, Inc.	88	6,457
Micron Technology, Inc.	334	33,283
Microsoft Corp.[1]	3,473	1,411,254
Miller Industries, Inc.[1]	2,313	151,825
MiMedx Group, Inc.*	1,587	10,871
MKS Instruments, Inc.[1]	561	55,724
Molina Healthcare, Inc.*	85	27,304
Molson Coors Beverage Co., Class B1	8,297	451,938
Monolithic Power Systems, Inc.	9	6,834
Monster Beverage Corp.*	24	1,264
Morgan Stanley	81	9,416
MSCI, Inc.	17	9,710
Mueller Industries, Inc.	128	10,492
Murphy USA, Inc.	21	10,257
Napco Security Technologies, Inc.	228	8,773
National CineMedia, Inc.*	1,365	9,814
National Research Corp.	140	2,538
Nestle SA, Registered Shares	635	59,989
Netflix, Inc.*	55	41,582
Neurocrine Biosciences, Inc.*,1	3,806	457,748
New York Times Co., Class A	168	9,381
Newmont Corp.	509	23,129
NextEra Energy, Inc.	6,903	547,063
NEXTracker, Inc., Class A*	263	10,473
NIKE, Inc., Class B	80	6,170
NMI Holdings, Inc.*	228	8,819
Northern Trust Corp.[1]	7,260	729,775
Novanta, Inc.*	7	1,192
NRG Energy, Inc.[1]	6,465	584,436
NVE Corp.	39	2,939
nVent Electric PLC	101	7,532
NVIDIA Corp.[1]	13,493	1,791,331
NVR, Inc.*	4	36,611
Okta, Inc.*	13	935
Old Dominion Freight Line, Inc.	48	9,663
Omega Flex, Inc.	61	3,118
Omnicom Group, Inc.	13	1,313
ON Semiconductor Corp.*	21,804	1,536,964
Onto Innovation, Inc.*	45	8,925
Oracle Corp.	299	50,184
OraSure Technologies, Inc.*	1,496	6,081
Outfront Media, Inc.[1]	14,425	256,188
Owens Corning[1]	2,578	455,765

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
PACCAR, Inc.[1]	11,538	$1,203,183
Palantir Technologies, Inc., Class A*	232	9,642
Palo Alto Networks, Inc.*	31	11,170
Park Hotels & Resorts, Inc.[1]	1,351	18,765
Parker-Hannifin Corp.[1]	830	526,278
Paychex, Inc.	94	13,097
Paycom Software, Inc.	55	11,497
PayPal Holdings, Inc.*	105	8,327
PC Connection, Inc.	125	7,956
Pegasystems, Inc.[1]	3,962	314,741
Penn Entertainment, Inc.*	98,260	1,940,635
Perdoceo Education Corp.	432	9,655
PG&E Corp.	27,392	553,866
Photronics, Inc.*,1	11,154	254,311
Pinnacle West Capital Corp.	219	19,230
Piper Sandler Cos.	32	9,076
PJT Partners, Inc., Class A	43	5,975
Powell Industries, Inc.	37	9,434
PPL Corp.	14,477	471,371
Primoris Services Corp.	96	6,012
Procter & Gamble Co.	494	81,599
Progressive Corp.	57	13,841
Progyny, Inc.*	558	8,398
Prologis, Inc.	250	28,235
PTC, Inc.*	7	1,297
Public Service Enterprise Group, Inc.	146	13,054
Public Storage	21	6,910
PulteGroup, Inc.[1]	2,389	309,447
QUALCOMM, Inc.[1]	4,806	782,273
Qualys, Inc.*	74	8,824
Quanta Services, Inc.	2,048	617,738
Rambus, Inc.*	228	10,903
Red Violet, Inc.*	107	3,219
Reliance, Inc.	32	9,163
ReposiTrak, Inc.	158	3,042
Republic Services, Inc.	107	21,186
ResMed, Inc.	39	9,456
REX American Resources Corp.*	202	9,035
RH*	7,933	2,523,091
Rhythm Pharmaceuticals, Inc.*	179	8,544
RLI Corp.	39	6,083
Robert Half, Inc.	138	9,399
Roche Holding AG	64	19,855
Roche Holding AG	514	174,518
Rollins, Inc.	186	8,768
Roper Technologies, Inc.	27	14,519
Royal Gold, Inc.	123	17,965
Royalty Pharma PLC, Class A1	1,075	29,025
RPC, Inc.	1,369	7,776

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
S&P Global, Inc.	70	$33,625
Salesforce, Inc.	132	38,461
Sanofi SA	109	11,514
SBA Communications Corp.[1]	2,637	605,112
Schlumberger NV	826	33,098
Schneider Electric SE	240	61,923
SEI Investments Co.	131	9,794
Sempra	348	29,013
ServiceNow, Inc.*	53	49,448
Shake Shack, Inc., Class A*	14,668	1,784,656
Sherwin-Williams Co.	132	47,358
Shutterstock, Inc.[1]	8,465	271,642
SIGA Technologies, Inc.[1]	4,581	33,075
Simply Good Foods Co.*	35	1,178
Skyworks Solutions, Inc.[1]	1,108	97,039
Snap-on, Inc.	31	10,234
Southern Co.	105	9,558
Southwest Airlines Co.	16,278	497,781
Spotify Technology SA*	16	6,162
Sprouts Farmers Market, Inc.*	298	38,272
SPS Commerce, Inc.*	48	7,920
Starbucks Corp.	351	34,293
Sterling Infrastructure, Inc.*	155	23,940
Steven Madden Ltd.	194	8,724
Structure Therapeutics, Inc., ADR*	305	12,551
Sunnova Energy International, Inc.*	18,739	113,746
Super Micro Computer, Inc.*	50	1,456
Swiss Re AG	23	2,947
T. Rowe Price Group, Inc.	85	9,338
Tactile Systems Technology, Inc.*	648	9,402
Take-Two Interactive Software, Inc.*	174	28,139
Target Hospitality Corp.*	1,138	8,489
Taylor Devices, Inc.*	51	2,398
Taylor Morrison Home Corp.*	270	18,495
Tecnoglass, Inc.	131	8,977
Teledyne Technologies, Inc.*	7	3,187
Teradyne, Inc.	72	7,647
Tesla, Inc.*	223	55,717
Tetra Tech, Inc.	257	12,562
Texas Pacific Land Corp.	9	10,494
TG Therapeutics, Inc.*	402	10,074
TJX Cos., Inc.	358	40,465
TKO Group Holdings, Inc.*	17,881	2,087,964
T-Mobile U.S., Inc.	34	7,587
Toll Brothers, Inc.	131	19,184
Tradeweb Markets, Inc., Class A	72	9,144
Trane Technologies PLC	164	60,706
TransUnion[1]	1,410	142,833
Travelers Cos., Inc.	160	39,350

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Trex Co., Inc.*	140	$9,919
Tri Pointe Homes, Inc.*	352	14,231
Tyler Technologies, Inc.*	3	1,817
Tyson Foods, Inc., Class A1	6,149	360,270
U.S. Lime & Minerals, Inc.	94	10,601
Uber Technologies, Inc.*,1	9,711	699,678
Ubiquiti, Inc.	40	10,628
UFP Industries, Inc.	71	8,686
UFP Technologies, Inc.*	30	8,010
Ulta Beauty, Inc.*	24	8,856
Ultra Clean Holdings, Inc.*,1	3,219	107,676
United Airlines Holdings, Inc.*	3,106	243,076
United Parcel Service, Inc., Class B	22,876	3,066,757
United Rentals, Inc.[1]	1,530	1,243,584
United Therapeutics Corp.*	26	9,723
UnitedHealth Group, Inc.	182	102,739
Universal Display Corp.	45	8,114
Universal Health Services, Inc., Class B1	3,215	656,857
USANA Health Sciences, Inc.*	255	9,420
Utah Medical Products, Inc.	47	2,979
VAALCO Energy, Inc.	999	5,335
Veeva Systems, Inc., Class A*	44	9,189
VeriSign, Inc.*	50	8,842
Verisk Analytics, Inc.	13	3,571
Verizon Communications, Inc.[1]	66,189	2,788,543
Vertiv Holdings Co., Class A	1,324	144,700
VF Corp.	92,947	1,924,932
Viatris, Inc.[1]	90,418	1,048,849
Viking Therapeutics, Inc.*	208	15,088
Virco Mfg. Corp.	655	9,190
Visa, Inc., Class A	227	65,796
Visteon Corp.*	101	9,115
Vita Coco Co., Inc.*	320	9,475
Vital Farms, Inc.*	877	30,414
Voya Financial, Inc.	280	22,484
Walmart, Inc.	2,168	177,668
Warrior Met Coal, Inc.	153	9,659
Waste Connections, Inc.	191	33,764
Waste Management, Inc.	119	25,686
Watsco, Inc.	18	8,514
Watts Water Technologies, Inc., Class A	45	8,577
WD-40 Co.	36	9,435
WEC Energy Group, Inc.	105	10,031
West Pharmaceutical Services, Inc.	32	9,854
WEX, Inc.*	85	14,671
Williams-Sonoma, Inc.	3,914	524,985
Winmark Corp.	24	8,949

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Workday, Inc., Class A*	60	$14,031
WW Grainger, Inc.	9	9,983
Wynn Resorts Ltd.	10,551	1,013,107
Xcel Energy, Inc.	4,855	324,363
Xerox Holdings Corp.[1]	11,312	92,419
XPEL, Inc.*,2	222	8,563
XPO, Inc.*,1	3,550	463,381
Yelp, Inc.*	269	9,184
YETI Holdings, Inc.*	235	8,274
Ziff Davis, Inc.*,1	5,747	265,914
Zions Bancorp NA	9,625	501,077
Zoom Video Communications, Inc., Class A*,1	29,903	2,234,950
		100,175,205
Total common stocks (cost—$140,901,430)		149,382,588

Preferred stocks—0.1%
Germany—0.1%
Bayerische Motoren Werke AG	1,137	83,544
FUCHS SE	588	27,387
Henkel AG & Co. KGaA	1,745	151,053
Total preferred stocks (cost—$265,768)		261,984

Exchange traded funds: 1.1%
iShares GSCI Commodity Dynamic Roll Strategy ETF	89,503	2,352,139
SPDR Gold Shares	4,875	1,235,861
Xtrackers Harvest CSI 300 China A-Shares ETF	5,765	158,192
Total exchange traded funds (cost—$3,674,213)		3,746,192

Investment companies—9.5%
AQR Style Premia Alternative Fund, Class R6	593,919	4,721,653
Carillon Reams Unconstrained Bond Fund, Class I	1,278,154	15,887,455
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	1,315,999	11,330,753
Total investment companies (cost—$33,599,334)		31,939,861

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of warrants	Value
Warrant: 0.0%†
Canada—0.0%
Constellation Software, Inc. expires 03/31/40*,3,4
(cost—$0)	100	$0

	Face amount	Value
Corporate bonds—6.7%
Israel—0.7%
Nice Ltd.
0.000%, due 09/15/25[6]	$2,500,000	2,368,450

United States—6.0%
Amyris, Inc.
0.000%, due 11/15/26[7]	525,000	5,906
Dropbox, Inc.
0.000%, due 03/01/26[6]	1,500,000	1,448,627
Pagaya Technologies Ltd.
6.125%, due 10/01/29[2]	500,000	560,425
Palo Alto Networks, Inc.
0.375%, due 06/01/25	4,000,000	14,445,680
Tandem Diabetes Care, Inc.
1.500%, due 05/01/25	1,000,000	967,677
Transocean, Inc.
4.625%, due 09/30/29	1,800,000	2,676,600
		20,104,915
Total corporate bonds
(cost—$19,870,831)		22,473,365

Number of shares
Short term investments—34.4%
Investment companies—34.4%
State Street Institutional U.S. Government Money Market Fund, 4.824%[8]
(cost—$115,395,358)	115,395,358	115,395,358

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Options Purchased: 0.4%
Call options: 0.3%
2 Year USD SOFR Interest Rate Swap,strike @3.746, expires 12/20/24 (Counterparty: MSCI)	75,540,000	$283,275,000	$105,446
Eurex 10 Year Euro BUND Futures,strike @135.500, expires 11/22/24 (Counterparty: MSCI)	29,000	3,929,500	3,470
Eurex Dow Jones EURO STOXX 50 Dividend Futures,strike @130.000, expires 12/20/24 (Counterparty: JPMCB)	23,300	3,029,000	774,784
HKG Hang Seng China Enterprises Index Futures,strike @9,000.000, expires 12/20/24 (Counterparty: JPMCB)	4,700	42,300,000	23,578
HKG Hang Seng Index Futures,strike @23,000.000, expires 11/15/24 (Counterparty: MSCI)	50	1,150,000	431
Three-Month SOFR Futures,strike @96.000, expires 12/13/24 (Counterparty: MSCI)	87,500	8,400,000	1,312
Total			909,021
Put options: 0.1%
E-mini S&P 500 European Style Week 3 Option,strike @5,400.000, expires 12/20/24 (Counterparty: MSCI)	1,700	9,180,000	90,100

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Options Purchased—(continued)
EUR/USD vs. Deutsche Boerse AG German Stock Index DAX,strike @18,714.000, expires 12/20/24 (Counterparty: GSI)	75,000	$1,403,550,000	$5,304
EUR/USD vs. Deutsche Boerse AG German Stock Index DAX,strike @18,714.000, expires 03/21/25 (Counterparty: GSI)	75,000	1,403,550,000	6,442
EUR/USD vs. S&P 500,strike @6,000.000, expires 01/17/25 (Counterparty: MSCI)	31,000	186,000,000	956
EUR/USD vs. USD/JPY,strike @110.000, expires 12/02/24 (Counterparty: CITI)	44,000	4,840,000	138
FVSA index - Mini-Futures on VSTOXX,strike @17.000, expires 12/18/24 (Counterparty: MSCI)	6,400	108,800	10,268
GBP/USD vs. USD/CHF,strike @13,093.000, expires 12/02/24 (Counterparty: MSCI)	22,000	288,046,000	497
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 01/06/25 (Counterparty: CITI)	209,000	428,032,000	9,395
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 01/15/25 (Counterparty: CITI)	209,000	428,032,000	9,819

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Options Purchased—(continued)
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 01/29/25 (Counterparty: CITI)	209,000	$428,032,000	$10,882
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 02/12/25 (Counterparty: CITI)	209,000	428,032,000	11,864
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 02/21/25 (Counterparty: CITI)	209,000	428,032,000	12,059
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @21,260.000, expires 03/21/25 (Counterparty: MSCI)	526,000	11,182,760,000	37,128
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @21,260.000, expires 04/04/25 (Counterparty: MSCI)	526,000	11,182,760,000	36,470
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 05/27/25 (Counterparty: CITI)	209,000	43,472,000	13,771
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 06/10/25 (Counterparty: CITI)	209,000	43,472,000	13,292

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Options Purchased—(continued)
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 06/24/25 (Counterparty: CITI)	209,000	$43,472,000	$13,440
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 07/08/25 (Counterparty: CITI)	209,000	43,472,000	13,566
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @21,030.000, expires 09/11/25 (Counterparty: MSCI)	522,000	10,977,660,000	34,463
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @21,030.000, expires 09/25/25 (Counterparty: MSCI)	522,000	10,977,660,000	33,330
Lyxor MSCI USA ESG Broad CTB DR UCITS ETF vs. EUR/USD,strike @208.000, expires 07/22/25 (Counterparty: CITI)	209,000	43,472,000	13,179
USD vs. CNY,strike @72,325.000, expires 02/14/25 (Counterparty: MSCI)	52,000	3,760,900,000	1,331
USD/CNY vs. SOFR,strike @74,008.000, expires 09/03/25 (Counterparty: GSI)	176,203	13,040,431,624	9,053
USD/CNY vs. SOFR,strike @74,008.000, expires 10/03/25 (Counterparty: GSI)	176,203	13,040,431,624	9,480

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Options Purchased—(continued)
USD/CNY vs. SOFR,strike @74,008.000, expires 11/03/25 (Counterparty: GSI)	176,203	$13,040,431,624	$9,975
USD/CNY vs. USD/JPY,strike @705.000, expires 12/16/24 (Counterparty: MSCI)	29,000	20,445,000	342
USD/MXN vs. S&P 500,strike @566,402.000, expires 12/20/24 (Counterparty: MSCI)	62,000	4,116,924,000	5,245
Total			411,789
Total Options Purchased (cost—$836,671)			1,320,810

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—0.7%
Call options—0.2%
Call EURO STOXX 50 Index,strike @5,000.000, expires 12/17/27 (Counterparty: JPMCB)	510	2,550,000	238,155
Call USD vs. Put CNY,strike @7.450, expires 07/17/25 (Counterparty: BOA)	3,130,000	23,318,500	16,407
Call USD vs. Put JPY,strike @171.000, expires 02/14/25 (Counterparty: JPMCB)	168,000	28,728,000	4,001
Call USD vs. Put JPY,strike @175.000, expires 02/24/25 (Counterparty: JPMCB)	5,908,000	1,033,900,000	2,310
Call USD vs. Put TWD,strike @33.500, expires 03/28/25 (Counterparty: JPMCB)	2,353,000	78,825,500	8,287

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CNY,strike @7.625, expires 12/17/24 (Counterparty: JPMCB)	638,000	$4,867,940	$7,338
Call USD vs. Put CNY,strike @7.450, expires 11/27/24 (Counterparty: JPMCB)	2,894,000	21,560,300	1,068
Call USD vs. Put JPY,strike @182.500, expires 06/27/25 (Counterparty: JPMCB)	64,000	11,680,000	1,097
Call AUD vs. Put JPY,strike @115.000, expires 01/02/25 (Counterparty: JPMCB)	50,000	5,750,000	68
Call USD vs. Put JPY,strike @164.000, expires 12/20/24 (Counterparty: JPMCB)	13,000	2,132,000	501
Call EURO STOXX 50 Index,strike @5,250.000, expires 12/20/24 (Counterparty: JPMCB)	680	3,570,000	3,920
Call S&P 500 Index,strike @5,900.000, expires 12/20/24 (Counterparty: JPMCB)	600	3,540,000	38,520
Call S&P 500 Index,strike @6,100.000, expires 12/20/24 (Counterparty: JPMCB)	900	5,490,000	14,760
Call S&P 500 Index,strike @6,300.000, expires 12/20/24 (Counterparty: JPMCB)	1,300	8,190,000	4,420
Call EURO STOXX 50 Index,strike @5,075.000, expires 12/20/24 (Counterparty: JPMCB)	450	2,283,750	12,874

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(continued)
Call EURO STOXX 50 Index,strike @5,375.000, expires 12/20/24 (Counterparty: JPMCB)	900	$4,837,500	$1,371
Call USD vs. Put CNY,strike @7.700, expires 02/04/25 (Counterparty: JPMCB)	4,474,000	34,449,800	1,700
Call EUR vs. Put USD,strike @1.170, expires 12/20/24 (Counterparty: JPMCB)	88,000	102,960	485
Call USD vs. Put MXN,strike @21.900, expires 12/06/24 (Counterparty: JPMCB)	45,000	985,500	6,115
Call USD vs. Put BRL,strike @6.000, expires 11/07/24 (Counterparty: JPMCB)	717,000	4,302,000	1,877
Call AUD vs. Put USD,strike @0.730, expires 12/23/24 (Counterparty: JPMCB)	103,000	75,190	291
Call AUD vs. Put NZD,strike @1.200, expires 10/06/25 (Counterparty: JPMCB)	325,000	390,000	9,282
Call USD vs. Put CNY,strike @7.150, expires 11/18/24 (Counterparty: JPMCB)	2,275,000	16,266,250	16,976
Call USD vs. Put CNY,strike @7.350, expires 01/27/25 (Counterparty: JPMCB)	2,137,000	15,706,950	6,285
Call NOK vs. Put SEK,strike @1.008, expires 11/13/24 (Counterparty: JPMCB)	307,000	310,070	84
Call USD vs. Put CNY,strike @7.125, expires 11/22/24 (Counterparty: JPMCB)	2,301,000	16,406,130	21,086
Call USD vs. Put CAD,strike @1.388, expires 11/22/24 (Counterparty: JPMCB)	1,148,000	1,595,720	8,670

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CNY,strike @7.150, expires 12/12/24 (Counterparty: JPMCB)	1,611,000	$11,518,650	$13,434
Call USD vs. Put CNY,strike @7.250, expires 11/05/24 (Counterparty: JPMCB)	1,437,000	10,418,250	1
Call USD vs. Put CNY,strike @7.300, expires 07/16/25 (Counterparty: CITI)	781,000	5,701,300	156,172
Call USD vs. Put CAD,strike @1.500, expires 02/21/25 (Counterparty: JPMCB)	181,000	271,500	3,454
Call USD vs. Put SGD,strike @1.334, expires 12/17/24 (Counterparty: JPMCB)	1,158,000	1,540,140	6,245
Call USD vs. Put JPY,strike @159.000, expires 12/12/24 (Counterparty: JPMCB)	44,000	6,996,000	5,234
Call USD vs. Put JPY,strike @158.000, expires 11/06/24 (Counterparty: JPMCB)	1,058,000	167,164,000	180
Call USD vs. Put MXN,strike @21.500, expires 11/22/24 (Counterparty: JPMCB)	46,000	989,000	7,741
Call USD vs. Put CNY,strike @7.200, expires 11/27/24 (Counterparty: JPMCB)	651,000	4,687,200	3,191
Call USD vs. Put SGD,strike @1.385, expires 04/04/25 (Counterparty: JPMCB)	239,000	332,210	18,072
Call EUR vs. Put GBP,strike @0.860, expires 12/13/24 (Counterparty: JPMCB)	49,000	42,140	9,281
Total			650,953

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—0.5%
Put EURO STOXX 50 Index,strike @5,000.000, expires 12/19/25 (Counterparty: JPMCB)	330	$1,650,000	$146,921
Put EURO STOXX 50 Index,strike @4,400.000, expires 12/17/27 (Counterparty: JPMCB)	1,840	8,096,000	725,329
Call INR vs. Put CNY,strike @11.465, expires 06/20/25 (Counterparty: SCB)	46,202,000	529,936,940	24,634
Call JPY vs. Put USD,strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	11,845
Call JPY vs. Put USD,strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	1,906
Call TRY vs. Put USD,strike @32.000, expires 01/09/25 (Counterparty: JPMCB)	30,000	960,000	44
Call TRY vs. Put USD,strike @34.500, expires 02/21/25 (Counterparty: JPMCB)	648,000	22,356,000	1,292
Call TRY vs. Put USD,strike @35.000, expires 03/04/25 (Counterparty: JPMCB)	657,000	22,995,000	2,201
Call JPY vs. Put GBP,strike @190.000, expires 11/08/24 (Counterparty: JPMCB)	192,000	36,480,000	19,974
Put Pagaya Technologies Ltd.,strike @6.000, expires 05/16/25 (Counterparty: MSCI)	12,500	75,000	3,125

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—(continued)
Put Pagaya Technologies Ltd.,strike @5.000, expires 02/21/25 (Counterparty: MSCI)	12,500	$62,500	$1,250
Put SPDR S&P 500 ETF Trust,strike @578.000, expires 11/01/24 (Counterparty: WF)	800	462,400	6,864
Put SPDR S&P 500 ETF Trust,strike @569.000, expires 11/04/24 (Counterparty: GS)	1,400	796,600	4,676
Call USD vs. Put EUR,strike @1.080, expires 11/15/24 (Counterparty: JPMCB)	248,000	267,840	92,829
Call USD vs. Put EUR,strike @1.080, expires 11/29/24 (Counterparty: JPMCB)	991,000	1,070,280	367,673
Call USD vs. Put NZD,strike @0.578, expires 11/22/24 (Counterparty: JPMCB)	443,000	256,940	34,130
Call USD vs. Put NZD,strike @0.590, expires 11/29/24 (Counterparty: JPMCB)	597,000	352,230	111,885
Call USD vs. Put EUR,strike @1.050, expires 01/31/25 (Counterparty: JPMCB)	35,000	36,750	4,686
Call JPY vs. Put USD,strike @120.000, expires 09/03/25 (Counterparty: JPMCB)	44,000	5,280,000	1,255
Call JPY vs. Put USD,strike @130.000, expires 12/06/24 (Counterparty: JPMCB)	28,000	3,640,000	61
Call JPY vs. Put USD,strike @120.500, expires 09/09/25 (Counterparty: JPMCB)	176,000	21,208,000	5,448

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—(continued)
Call JPY vs. Put USD,strike @135.000, expires 12/13/24 (Counterparty: GSI)	15,000	$2,025,000	$205
Call USD vs. Put GBP,strike @1.280, expires 01/10/25 (Counterparty: JPMCB)	264,000	337,920	126,491
Call CHF vs. Put EUR,strike @0.910, expires 12/20/24 (Counterparty: JPMCB)	63,000	57,330	6,322
Call JPY vs. Put USD,strike @146.000, expires 11/05/24 (Counterparty: JPMCB)	1,148,000	167,608,000	21
Call CHF vs. Put GBP,strike @1.050, expires 02/14/25 (Counterparty: JPMCB)	55,000	57,750	7,867
Call USD vs. Put GBP,strike @1.220, expires 01/14/25 (Counterparty: JPMCB)	32,000	39,040	3,065
Call USD vs. Put GBP,strike @1.280, expires 11/14/24 (Counterparty: JPMCB)	966,000	1,236,480	7,075
Call USD vs. Put GBP,strike @1.291, expires 11/05/24 (Counterparty: JPMCB)	1,154,000	1,488,660	9,827
Call USD vs. Put EUR,strike @1.078, expires 11/01/24 (Counterparty: JPMCB)	1,008,000	1,088,640	113
Call USD vs. Put EUR,strike @1.080, expires 11/20/24 (Counterparty: JPMCB)	1,001,000	1,081,080	5,746
Call TRY vs. Put EUR,strike @37.000, expires 01/29/25 (Counterparty: JPMCB)	49,000	1,813,000	4,101

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—(continued)
Call CAD vs. Put USD,strike @1.363, expires 11/27/24 (Counterparty: JPMCB)	3,581,000	$4,870,160	$2,786
Call USD vs. Put EUR,strike @1.060, expires 11/27/24 (Counterparty: JPMCB)	716,000	758,960	1,296
Total			1,742,943
Total equity and foreign exchange options purchased (cost—$2,253,607)			2,393,896
Total Investments before Investments Sold Short (cost—$316,797,212)—97.4%			326,914,054

	Number of shares
Investments sold short—(22.6%)
Common stocks—(19.5%)
Australia—(0.3%)
De Grey Mining Ltd.	(419,698)	(421,210)
Liontown Resources Ltd.	(467,334)	(253,731)
Lynas Rare Earths Ltd.	(59,588)	(298,033)
Washington H Soul Pattinson & Co. Ltd.	(9,786)	(215,552)
		(1,188,526)
Canada—(3.0%)
ARC Resources Ltd.	(4,080)	(67,573)
ATS Corp.	(3,850)	(115,388)
Baytex Energy Corp.	(60,190)	(169,890)
BCE, Inc.	(6,300)	(203,115)
Boston Pizza Royalties Income Fund	(4,430)	(55,138)
CAE, Inc.	(12,860)	(226,287)
Cameco Corp.	(1,600)	(83,611)
Canadian National Railway Co.	(2,900)	(313,150)
Canadian Tire Corp. Ltd.	(2,000)	(212,834)
Cogeco Communications, Inc.	(12,860)	(647,918)
CT Real Estate Investment Trust	(30,230)	(330,666)
Emera, Inc.	(5,560)	(210,045)
Fortis, Inc.	(5,310)	(229,699)
Franco-Nevada Corp.	(1,380)	(183,071)
Granite Real Estate Investment Trust	(2,800)	(152,795)
H&R Real Estate Investment Trust	(37,710)	(286,275)
Hydro One Ltd.	(13,020)	(419,210)
IGM Financial, Inc.	(13,200)	(396,564)
Imperial Oil Ltd.	(8,180)	(610,408)
Intact Financial Corp.	(2,780)	(530,902)
Ivanhoe Mines Ltd.	(5,100)	(67,434)
Kinaxis, Inc.	(1,500)	(166,596)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
Lithium Americas Corp.	(88,401)	$(359,356)
Mattr Corp.	(6,480)	(56,546)
Metro, Inc.	(4,090)	(242,900)
Pet Valu Holdings Ltd.	(6,320)	(115,611)
PrairieSky Royalty Ltd.	(24,930)	(498,833)
Precision Drilling Corp.	(4,850)	(291,310)
RioCan Real Estate Investment Trust	(45,100)	(615,434)
StorageVault Canada, Inc.	(58,700)	(171,587)
TELUS Corp.	(25,020)	(395,511)
Toromont Industries Ltd.	(3,960)	(349,826)
Total Energy Services, Inc.	(13,050)	(90,165)
Trican Well Service Ltd.	(77,750)	(257,985)
Vermilion Energy, Inc.	(14,640)	(136,480)
Whitecap Resources, Inc.	(34,380)	(256,551)
WSP Global, Inc.	(3,400)	(607,719)
		(10,124,383)
Denmark—(0.0%)†
Zealand Pharma AS	(1,215)	(140,054)

Finland—(0.2%)
Neste OYJ	(34,339)	(548,331)

France—(0.3%)
Edenred SE	(5,412)	(173,958)
Sartorius Stedim Biotech	(3,465)	(690,867)
		(864,825)
Germany—(0.2%)
Mercedes-Benz Group AG	(3,727)	(225,810)
Thyssenkrupp Nucera AG & Co. KGaA	(34,019)	(350,800)
		(576,610)
Israel—(0.1%)
Mobileye Global, Inc.	(3,655)	(49,744)
Nice Ltd.	(800)	(138,960)
		(188,704)
Japan—(0.2%)
Astellas Pharma, Inc.	(27,800)	(328,517)
Eisai Co. Ltd.	(3,900)	(132,909)
M3, Inc.	(29,200)	(304,703)
Yakult Honsha Co. Ltd.	(3,100)	(67,697)
		(833,826)
Netherlands—(0.1%)
OCI NV	(22,137)	(268,848)

South Korea—(0.1%)
Delivery Hero SE	(6,871)	(290,811)

Spain—(0.2%)
Cellnex Telecom SA	(18,631)	(682,960)

Sweden—(0.3%)
EQT AB	(14,407)	(417,827)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Sweden—(continued)
Nibe Industrier AB	(99,597)	$(480,853)
		(898,680)
Switzerland—(0.0%)†
ABB Ltd.	(1,783)	(98,901)

United Kingdom—(0.2%)
Ashtead Group PLC	(8,252)	(615,875)
Oxford Nanopore Technologies PLC	(45,247)	(78,472)
		(694,347)
United States—(14.2%)
Advanced Drainage Systems, Inc.	(2,200)	(329,736)
AECOM	(1,210)	(129,228)
Albemarle Corp.	(4,037)	(382,425)
Alcoa Corp.	(12,794)	(512,911)
American Airlines Group, Inc.	(11,660)	(156,244)
American Eagle Outfitters, Inc.	(57,565)	(1,127,698)
American Water Works Co., Inc.	(1,585)	(218,904)
Apple, Inc.	(750)	(169,433)
Applied Digital Corp.	(6,636)	(44,859)
Archer Aviation, Inc.	(44,938)	(141,555)
Armstrong World Industries, Inc.	(127)	(17,723)
Arthur J Gallagher & Co.	(1,094)	(307,633)
Atlassian Corp.	(839)	(158,185)
Badger Meter, Inc.	(2,490)	(498,124)
Ball Corp.	(7,947)	(470,860)
Blackstone Mortgage Trust, Inc.	(2,288)	(41,664)
Boeing Co.	(4,173)	(623,071)
Booking Holdings, Inc.	(30)	(140,288)
Booz Allen Hamilton Holding Corp.	(1,556)	(282,663)
BorgWarner, Inc.	(1,466)	(49,302)
BRP, Inc.	(1,490)	(73,465)
Brunswick Corp.	(1,520)	(121,205)
Campbell Soup Co.	(8,010)	(373,667)
CarMax, Inc.	(3,590)	(259,844)
Caterpillar, Inc.	(683)	(256,945)
CBRE Group, Inc.	(990)	(129,660)
Celsius Holdings, Inc.	(5,635)	(169,501)
CH Robinson Worldwide, Inc.	(1,580)	(162,803)
ChargePoint Holdings, Inc.	(43,588)	(52,306)
Consolidated Edison, Inc.	(6,131)	(623,400)
Copart, Inc.	(8,040)	(413,819)
Corning, Inc.	(4,000)	(190,360)
CoStar Group, Inc.	(4,171)	(303,607)
Cracker Barrel Old Country Store, Inc.	(3,600)	(171,252)
Cushman & Wakefield PLC	(8,230)	(111,517)
Dayforce, Inc.	(4,594)	(325,944)
Deere & Co.	(1,749)	(707,803)
Delta Air Lines, Inc.	(1,220)	(69,808)
Dow, Inc.	(1,846)	(91,155)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
DraftKings, Inc.	(7,844)	$(277,050)
Dropbox, Inc.	(7,800)	(201,630)
DTE Energy Co.	(1,894)	(235,273)
Dycom Industries, Inc.	(1,937)	(337,677)
Energy Fuels, Inc.	(58,600)	(353,953)
Enovix Corp.	(16,605)	(149,528)
Enphase Energy, Inc.	(4,170)	(346,277)
Evercore, Inc.	(2,844)	(751,299)
Evolv Technologies Holdings, Inc.	(20,017)	(43,037)
Exact Sciences Corp.	(6,521)	(449,493)
Expeditors International of Washington, Inc.	(1,440)	(171,360)
EyePoint Pharmaceuticals, Inc.	(26,041)	(306,242)
General Electric Co.	(833)	(143,093)
General Mills, Inc.	(5,230)	(355,745)
Globalstar, Inc.	(77,028)	(80,879)
Goldman Sachs Group, Inc.	(1,465)	(758,562)
Graco, Inc.	(2,770)	(225,617)
Hershey Co.	(960)	(170,477)
Honeywell International, Inc.	(788)	(162,076)
Hub Group, Inc.	(6,470)	(280,733)
Illinois Tool Works, Inc.	(393)	(102,624)
IonQ, Inc.	(26,032)	(391,261)
Joby Aviation, Inc.	(14,490)	(69,552)
Kennametal, Inc.	(9,450)	(239,274)
Kinder Morgan, Inc.	(1,669)	(40,907)
Kohl's Corp.	(6,920)	(127,882)
Korn Ferry	(3,607)	(254,835)
Kraft Heinz Co.	(14,161)	(473,827)
Lennar Corp.	(728)	(123,978)
Lennox International, Inc.	(83)	(50,013)
Lightwave Logic, Inc.	(63,029)	(198,541)
Liquidia Corp.	(2,452)	(26,604)
Lithia Motors, Inc.	(620)	(206,069)
Lockheed Martin Corp.	(433)	(236,440)
Luminar Technologies, Inc.	(118,659)	(92,008)
Magnite, Inc.	(130)	(1,622)
Markel Group, Inc.	(90)	(138,781)
Martin Marietta Materials, Inc.	(1,390)	(823,353)
Masco Corp.	(3,012)	(240,689)
McDonald's Corp.	(630)	(184,029)
Moderna, Inc.	(9,408)	(511,419)
MongoDB, Inc.	(1,974)	(533,770)
MP Materials Corp.	(12,292)	(221,133)
NextDecade Corp.	(13,187)	(77,012)
NuScale Power Corp.	(271)	(5,187)
Oklo, Inc.	(262)	(5,885)
Old Dominion Freight Line, Inc.	(1,920)	(386,534)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
ONEOK, Inc.	(424)	$(41,077)
O'Reilly Automotive, Inc.	(330)	(380,536)
Oshkosh Corp.	(2,284)	(233,516)
Pagaya Technologies Ltd.	(26,800)	(308,736)
Palo Alto Networks, Inc.	(40,320)	(14,528,506)
PepsiCo, Inc.	(840)	(139,507)
Pliant Therapeutics, Inc.	(7,820)	(110,027)
Plug Power, Inc.	(70,186)	(137,565)
Polaris, Inc.	(1,640)	(114,652)
Post Holdings, Inc.	(4,373)	(477,575)
PPL Corp.	(19,767)	(643,614)
Public Service Enterprise Group, Inc.	(1,754)	(156,825)
PureCycle Technologies, Inc.	(12,945)	(168,544)
QuantumScape Corp.	(3,603)	(18,555)
Rivian Automotive, Inc.	(16,772)	(169,397)
RTX Corp.	(2,015)	(243,795)
Rumble, Inc.	(4,667)	(27,255)
Saia, Inc.	(420)	(205,216)
Samsara, Inc.	(4,125)	(197,134)
Schrodinger, Inc.	(5,865)	(103,195)
SEI Investments Co.	(2,450)	(183,162)
Snowflake, Inc.	(2,148)	(246,633)
SolarEdge Technologies, Inc.	(1,419)	(24,208)
Southern Co.	(1,157)	(105,322)
T. Rowe Price Group, Inc.	(1,470)	(161,494)
Talen Energy Corp.	(542)	(98,297)
Terex Corp.	(1,850)	(95,664)
Tesla, Inc.	(271)	(67,709)
Thor Industries, Inc.	(1,640)	(170,691)
Toast, Inc.	(18,314)	(549,969)
Toro Co.	(1,240)	(99,795)
Trane Technologies PLC	(139)	(51,452)
Transocean Ltd.	(392,487)	(1,703,394)
TransUnion	(449)	(45,484)
Ulta Beauty, Inc.	(3,124)	(1,152,694)
United Parcel Service, Inc.	(1,770)	(237,286)
Upstart Holdings, Inc.	(2,274)	(110,698)
Uranium Energy Corp.	(649)	(4,816)
Visa, Inc.	(810)	(234,779)
Vistra Corp.	(869)	(108,590)
Vulcan Materials Co.	(2,650)	(725,914)
Waste Connections, Inc.	(1,050)	(185,612)
WEC Energy Group, Inc.	(2,163)	(206,631)
Williams Cos., Inc.	(939)	(49,175)
Winnebago Industries, Inc.	(1,330)	(74,533)
WK Kellogg Co.	(16,920)	(281,380)
Zillow Group, Inc.	(5,286)	(317,636)
		(47,672,042)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Zambia—(0.1%)
First Quantum Minerals Ltd.	(30,600)	$(395,370)
Total common stocks (proceeds—$(60,675,890))		(65,467,218)

Preferred stocks—(0.1%)
Germany—(0.1%)
Sartorius AG	(394)	$(101,872)
Dr. Ing hc F Porsche AG	(1,841)	(129,445)
Volkswagen AG	(245)	(23,702)
		(255,019)
Total preferred stocks (proceeds—$(267,885))		(255,019)

Exchange traded funds: (3.0)%
BMO S&P 500 Index ETF	(9,200)	(573,468)
iShares MSCI USA Momentum Factor ETF	(2,310)	(467,567)
SPDR S&P 500 ETF Trust	(5,010)	(2,848,886)
Industrial Select Sector SPDR Fund	(13,551)	(1,813,530)
Invesco QQQ Trust	(330)	(159,670)
iShares Russell 2000 ETF	(1,610)	(350,594)
iShares Core S&P/TSX Capped Composite Index ETF	(87,700)	(2,426,891)
SPDR Dow Jones Industrial Average ETF Trust	(1,470)	(613,975)
iShares U.S. Real Estate ETF	(6,290)	(618,370)
iShares MSCI Brazil ETF	(3,190)	(88,618)
iShares S&P/TSX Capped Energy Index ETF	(16,070)	(201,286)
Total exchange traded funds (proceeds—$(9,169,653))		(10,162,855)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Total investments sold short (proceeds—$(70,113,428))		(75,885,092)
Other assets in excess of liabilities—25.2%		84,624,409
Net Assets—100.0%		$335,653,371

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	3,262,000	23,300	Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 140.000	BNP	12/20/24	$84,398	$(522,352)	$(437,954)
EUR	1,650,000	330	Call EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/19/25	131,158	(83,709)	47,449
GBP	528,783,500	151,081,000	Call 2 Year USD SOFR Interest Rate Swap, strike @ 3.496	MSCI	12/20/24	(1)	(109,470)	(109,471)
HKD	1,200,000	50	Call HKG Hang Seng China Enterprises Index Futures, strike @ 24,000.000	MSCI	11/15/24	747	(206)	541
HKD	47,000,000	4,700	Call HKG Hang Seng China Enterprises Index Futures, strike @ 10,000.000	JPMCB	12/20/24	47,823	(7,255)	40,568
Total						$264,125	$(722,992)	$(458,867)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2024 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	1,078,560	1,008,000	Call USD vs. Put EUR, strike @ 1.068	JPMCB	11/01/24	$786	$(1)	$785
EUR	751,800	716,000	Call USD vs. Put EUR, strike @ 1.045	JPMCB	11/27/24	1,085	(432)	653
EUR	655,500	6,900	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 95.000	JPMCB	12/20/24	31,094	(75)	31,019
EUR	3,120,000	31,200	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 100.000	JPMCB	12/20/24	106,368	(339)	106,029
EUR	2,563,000	23,300	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 110.000	BNP	12/20/24	103,602	(253)	103,349
EUR	108,800	6,400	Put FVSA index - Mini-Futures on VSTOXX, strike @ 17.000	MSCI	01/22/25	10,605	(9,746)	859
EUR	5,808,000	1,320	Put EURO STOXX 50 Index, strike @ 4,400.000	JPMCB	12/19/25	250,596	(270,941)	(20,345)
EUR	2,550,000	510	Put EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/17/27	293,104	(336,125)	(43,021)
GBP	1,217,160	966,000	Call USD vs. Put GBP, strike @ 1.255	JPMCB	11/14/24	1,066	(1,938)	(872)
USD	451,200	800	Put SPDR S&P 500 ETF Trust, strike @ 564.000	WF	11/01/24	696	(616)	80
Total						$799,002	$(620,466)	$178,536
Total options written						$1,063,127	$(1,343,458)	$(280,331)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
1	USD	CBOE Volatility Index Futures	November 2024	$18,700	$20,958	$2,258
1	USD	E-mini Dow Jones Industrial Average Index Futures	December 2024	210,280	209,735	(545)
3	EUR	EURO Schatz 2 Year Index Futures	December 2024	348,832	347,666	(1,166)
30	EUR	EURO STOXX 50 Index Futures	December 2024	1,606,998	1,577,455	(29,543)
8	EUR	EURO STOXX 50 Index Futures	December 2026	129,050	132,618	3,568
2	EUR	EURO STOXX 600 Index Futures	December 2024	56,399	55,073	(1,326)
4	EUR	Euronext CAC 40 Index Futures	November 2024	330,036	320,277	(9,759)
31	GBP	FTSE 100 Index Futures	December 2024	3,276,741	3,248,603	(28,138)
1	EUR	FTSE MIB Index Futures	December 2024	188,181	185,331	(2,850)
3	ZAR	FTSE/JSE Top 40 Index Futures	December 2024	132,333	132,694	361
7	EUR	FVSA index—Mini-Index Futures on VSTOXX	November 2024	14,364	15,000	636
5	HKD	Hang Seng China Enterprises Index Futures	December 2024	241,377	234,786	(6,591)
3	HKD	Hang Seng China Enterprises Index Futures	November 2024	143,014	140,486	(2,528)
9	HKD	Hang Seng China Enterprises Index Futures	November 2024	1,192,460	1,177,950	(14,510)
24	KRW	KOSPI 200 Index Futures	December 2024	1,519,033	1,482,609	(36,424)
2	EUR	MEFF Madrid IBEX 35 Index Futures	November 2024	258,368	253,409	(4,959)
5	EUR	Mini-DAX Index Futures	December 2024	520,935	520,815	(120)
12	SGD	MSCI Singapore Index Futures	November 2024	315,455	308,065	(7,390)
60	JPY	OSE Nikkei 225 Mini Index Futures	December 2024	1,506,464	1,542,451	35,987
1	USD	Russell 2000 Value Index Futures	December 2024	114,670	110,430	(4,240)
19	GBP	Russell U.K. Mid 150 Net Return Index Futures	December 2024	1,351,548	1,277,362	(74,186)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
20	USD	S&P 500 Index Futures	December 2024	$5,810,383	$5,738,500	$(71,883)
3	AUD	S&P ASX Share Price Index 200 Futures	December 2024	407,627	403,251	(4,376)
4	CAD	S&P/TSX 60 Index Futures	December 2024	829,607	831,572	1,965
68	USD	SGX FTSE China A50 Index Futures	November 2024	921,565	898,892	(22,673)
11	SEK	Stockholm OMXS30 Index Futures	November 2024	268,044	261,642	(6,402)
10	JPY	TSE TOPIX Index Futures	December 2024	1,747,696	1,773,397	25,701
Interest rate futures buy contracts:
83	USD	Australian Dollar Currency Futures	December 2024	$5,538,356	$5,459,325	$(79,031)
14	CAD	Canadian Bond 2 Year Futures	December 2024	1,053,767	1,053,305	(462)
19	EUR	Eurex Short-term Euro-BTP Futures	December 2024	2,221,882	2,208,709	(13,173)
9	EUR	EURO Bobl 5 Year Index Future	December 2024	1,159,302	1,156,659	(2,643)
34	USD	Euro Foreign Exchange Currency Futures	December 2024	4,621,841	4,628,250	6,409
4	EUR	Italian Government Bond Futures	December 2024	526,319	520,162	(6,157)
1	JPY	Japan Government Bond 10 Year Futures	December 2024	954,258	948,993	(5,265)
38	USD	Japanese Yen Currency Futures	December 2024	3,228,808	3,141,175	(87,633)
5	KRW	Korea Treasury Bond 10 Year Futures	December 2024	424,369	421,123	(3,246)
12	KRW	Korea Treasury Bond 3 Year Futures	December 2024	923,281	920,435	(2,846)
4	USD	New Zealand Dollar Currency Futures	December 2024	239,457	238,820	(637)
7	USD	Norwegian Krone Currency Futures	December 2024	1,282,046	1,272,250	(9,796)
21	USD	Swedish Krona Currency Futures	December 2024	3,969,010	3,944,850	(24,160)
59	GBP	United Kingdom Long Gilt Bond Futures	December 2024	7,320,352	7,154,337	(166,015)
U.S. Treasury futures buy contracts:
110	USD	U.S. Treasury Note 10 Year Futures	December 2024	$12,184,854	$12,151,562	$(33,292)
28	USD	U.S. Treasury Note 2 Year Futures	December 2024	5,789,406	5,766,469	(22,937)
4	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2024	463,406	455,000	(8,406)
Total				$75,360,874	$74,642,451	$(718,423)
Index futures sell contracts:
2	EUR	EURO STOXX 50 Index Futures	December 2024	$(106,467)	$(105,164)	$1,303
79	EUR	EURO STOXX 600 Index Futures	December 2024	(2,238,604)	(2,175,374)	63,230
303	EUR	EURO STOXX Banks Index Futures	December 2024	(2,378,482)	(2,379,627)	(1,145)
4	EUR	Euronext CAC 40 Index Futures	December 2024	(328,901)	(320,951)	7,950
5	JPY	MSCI Emerging Markets Index Futures	December 2024	(930,387)	(901,200)	29,187
2	GBP	Financial Times Stock Index Futures	December 2024	(108,536)	(105,405)	3,131
17	USD	Russell 2000 Value Index Futures	December 2024	(1,881,432)	(1,877,310)	4,122
16	USD	TSE Mini Topix Index Futures	December 2024	(84,531)	(88,670)	(4,139)
Interest rate futures sell contracts:
8	AUD	Australian Bond 10 Year Futures	December 2024	$(599,631)	$(588,839)	$10,792
9	AUD	Australian Bond 3 Year Futures	December 2024	(626,170)	(625,295)	875
1	CAD	Canadian Bond 10 Year Futures	December 2024	(87,615)	(87,615)	—
35	EUR	Euro Bund 10 Year Futures	December 2024	(5,051,646)	(5,017,790)	33,856
5	EUR	French Government Bond Futures	December 2024	(682,520)	(677,995)	4,525
2	EUR	German Euro Buxl 30 Year Futures	December 2024	(295,280)	(287,949)	7,331
U.S. Treasury futures sell contracts:
11	USD	British Pound Currency Futures	December 2024	$(891,267)	$(885,569)	$5,698
10	USD	Mexican Peso Currency Futures	December 2024	(248,205)	(247,950)	255
4	USD	Swiss Franc Currency Futures	December 2024	(585,699)	(581,350)	4,349
6	USD	U.S. Treasury Note 5 Year Futures	December 2024	(644,258)	(643,406)	852
7	USD	Ultra U.S. Treasury Bond Futures	December 2024	(894,031)	(879,375)	14,656
Total				$(18,663,662)	$(18,476,834)	$186,828
Net unrealized appreciation (depreciation)						$(531,595)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Implied credit spread as of October 31, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.EM.S42	N/A	USD	2,314	12/20/29	Quarterly	1.000%	$(69,725)	$67,197	$(2,528)
CDX.NA.HY.S43	N/A	USD	889	12/20/29	Quarterly	5.000	71,368	(66,144)	5,224
Total							$1,643	$1,053	$2,696

Centrally cleared credit default swap agreements on credit indices—sell protection11

Referenced obligations	Implied credit spread as of October 31, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S43	N/A	USD	889	12/20/29	Quarterly	5.000%	$(525)	$5,129	$4,604
CDX.NA.IG.S43	N/A	USD	2,200	12/20/29	Quarterly	1.000	(38,247)	49,215	10,968
Total							$(38,772)	$54,344	$15,572

* Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
AUD	1,649	07/31/26	Semi-annual	1 day GBP SONIA	4.146%	$(125)	$(3,432)
BRL	137,274	01/02/26	At Maturity	1 day BRL CDI	11.205	(299,268)	(187,588)
CHF	462	12/18/34	Annual	1 day CHF SARON	0.738	10,940	8,119
CNY	222,676	12/18/26	Quarterly	7 day CNY Repo Fixing	1.527	(65,595)	(65,595)
CNY	91,442	12/18/29	Quarterly	1.630%	7 day CNY RepoFixing	84,729	84,729
CNY	22,345	12/18/29	Quarterly	7 day CNY Repo Fixing	1.815	6,654	(844)
EUR	407	10/15/29	At Maturity	1.80	Eurostat Eurozone HICP ex-Tobacco NSA	640	(23)
GBP	48,585	09/18/26	Annual	1 day GBP SONIA	4.059	(322,763)	(350,699)
GBP	24,800	12/18/26	Annual	1 day GBP SONIA	3.550	(392,739)	(392,739)
GBP	3,566	12/18/26	Annual	1 day GBP SONIA	3.742	(40,345)	(28,381)
INR	27,000	12/18/29	Semi-annual	6 mo. INR MIBOR	6.024	(3,511)	(3,684)
JPY	1,579,658	06/19/26	Annual	0.426	1 day JPY TONA	2,676	65
JPY	3,434,100	06/19/26	Annual	0.447	1 day JPY TONA	(3,731)	(3,731)
JPY	2,307,086	09/18/26	Annual	0.534	1 day JPY TONA	(10,321)	(10,321)
JPY	2,307,085	09/18/26	Annual	0.490	1 day JPY TONA	3,107	3,107
JPY	4,219,450	12/18/26	Annual	0.485	1 day JPY TONA	39,909	34,111
JPY	1,086,000	12/18/26	Annual	0.541	1 day JPY TONA	2,301	2,301
JPY	720,864	12/18/26	Annual	0.509	1 day JPY TONA	3,431	3,246
JPY	1,399,955	12/20/28	Annual	0.580	1 day JPY TONA	(19,662)	(19,662)
JPY	120,000	03/21/29	Annual	0.584	1 day JPY TONA	(56)	(56)
JPY	290,000	06/19/29	Annual	0.550	1 day JPY TONA	6,634	3,935
JPY	300,000	06/19/29	Annual	0.656	1 day JPY TONA	(3,435)	(3,435)
JPY	1,892,000	09/18/29	Annual	0.559	1 day JPY TONA	60,366	60,366

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
KRW	28,800,000	12/18/27	Quarterly	3 mo. KRW COD Rate	2.725%	$(134,500)	$(134,500)
MXN	28,489	12/16/26	Monthly	28 day TIIE-Banxico	8.934	(20,778)	(17,353)
MXN	14,695	12/06/34	Monthly	8.751%	28 day TIIE-Banxico	38,353	10,516
NOK	17,213	12/18/26	Semi-annual	3.604	6 mo.NOK NIBOR	19,611	11,522
NOK	7,560	12/18/34	Semi-annual	3.373	6 mo.NOK NIBOR	33,210	6,539
NZD	8,717	12/18/26	Semi-annual	3 mo. NZD Bank Bill	3.497	(7,155)	(9,737)
NZD	503	12/18/29	Semi-annual	3 mo. NZD Bank Bill	3.551	(2,773)	(2,396)
NZD	1,086	12/18/34	Semi-annual	3 mo. NZD Bank Bill	3.884	(14,686)	(10,084)
PLN	—	12/18/26	Annual	6 mo. PLN WIBOR	4.706	—	—
PLN	590	12/18/34	Annual	6 mo. PLN WIBOR	4.467	(8,058)	(1,831)
SEK	31,519	12/18/26	Annual	3 mo. SEK STIBOR	1.872	(12,774)	(12,108)
SEK	10,591	12/18/29	Annual	3 mo. SEK STIBOR	2.292	3,027	(174)
ZAR	3,508	12/18/34	Quarterly	3 mo. ZAR JIBAR	8.651	(4,264)	(1,289)
Total						$(1,050,951)	$(1,031,106)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	(4)	01/13/25	Annual	Barclays Short Processed Food CFD	0.000%	$—	$18,667	$18,667
BB	EUR	(1)	05/02/25	Annual	0.000%	BCIIQLYL INDEX	—	3,507	3,507
BB	USD	(2)	07/18/25	Annual	BCIISTEL SWAP COMP	0.000	—	3,048	3,048
BB	EUR	1	08/12/25	Annual	0.000	BCIISHDF SWAP COMP	—	(1,543)	(1,543)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	2	08/19/25	Annual	0.000%	Barclays Private Equity Basket CFD	$—	$(3,394)	$(3,394)
BB	USD	(2)	09/04/25	Annual	0.000	BCIIPRFL INDEX	—	5,566	5,566
BB	USD	(2)	09/09/25	Annual	0.000	BCIISOXE INDEX	—	4,701	4,701
BB	USD	1	09/12/25	Annual	0.000	BCIITELC INDEX	—	(3,098)	(3,098)
BB	USD	—	09/15/25	Annual	0.000	BCFUCEME INDEX	—	658	658
BB	USD	(4)	09/19/25	Annual	0.000	BCIISOXD INDEX	—	11,844	11,844
BB	EUR	(2)	12/01/25	Annual	0.000	Forvia SE	—	87	87
BB	EUR	—	12/01/25	Annual	0.000	Volkswagen AG	—	(3)	(3)
BB	USD	(3)	07/21/26	Annual	BCIIACTM SWAP COMP	0.000%	—	6,958	6,958
BB	USD	—	07/21/26	Annual	BCIICAPG SWAP COMP	0.000	—	4,395	4,395
BB	USD	(1)	07/21/26	Annual	BCIICOPP SWAP COMP	0.000	—	3,505	3,505
BB	EUR	—	07/21/26	Annual	0.000	BCIEGRWL INDEX	—	1,311	1,311
BB	EUR	—	07/21/26	Annual	0.000	BCIEYLDS INDEX	—	1,598	1,598
BB	USD	(8)	08/20/26	Annual	US Discretionary Basket CFD	0.000	—	32,826	32,826
BB	USD	3	07/16/27	Annual	0.000	BCIIWMAH SWAP COMP	—	(17,858)	(17,858)
CITI	USD	2	09/25/25	Annual	0.000	CGFCAIEM INDEX	—	(2,894)	(2,894)
CITI	USD	(4)	10/14/25	Annual	CGFCBVRG SWAP COMP	0.000	—	26,939	26,939
CITI	USD	1	07/16/27	Annual	0.000	CGFCAWIN SWAP COMP	—	(6,479)	(6,479)
CITI	USD	(4)	07/16/27	Annual	CGFOOILP SWAP COMP	0.000	—	32,158	32,158
GS	USD	(5)	07/19/27	Annual	GS Retailers	0.000	—	13,913	13,913
GS	USD	1	07/19/27	Annual	0.000	GSMBEXC0 SWAP COMP	—	(2,548)	(2,548)
GS	USD	1	07/19/27	Annual	0.000	Oil Royalties SWAP COMP	—	5,178	5,178
GS	USD	(3)	07/19/27	Annual	GSMBWHEL SWAP COMP	0.000	—	10,729	10,729
GS	USD	—	07/19/27	Annual	GS AI At Risk SWAP COMP	0.000	—	342	342
GS	USD	(1)	07/21/27	Annual	World Utilities 08.08.23 SWAP COMP	0.000	—	2,969	2,969

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	JPY	257	07/23/27	Annual	0.000%	SMBJDC0BL TRS JPY R E GSMBJDC0 INDEX	$—	$8,240	$8,240
GS	USD	(4)	07/29/27	Annual	GSMBHLUX SWAP COMP	0.000%	—	16,816	16,816
GS	USD	2	08/24/27	Annual	0.000	Athleisure DM	—	(13,015)	(13,015)
GS	USD	—	08/31/27	Annual	0.000	GS TMT AI Basket SWAP COMP	—	(3,471)	(3,471)
GS	USD	(1)	09/01/27	Annual	GSMBLITH SWAP COMP	0.000	—	438	438
GS	EUR	1	09/09/27	Annual	0.000	GS EU GRANOLAS SWAP COMP	—	(4,106)	(4,106)
GS	EUR	2	09/30/27	Annual	0.000	GS Custom Luxury (EUR) SWAP COMP	—	(5,570)	(5,570)
GS	USD	1	10/13/27	At Maturity	0.000	Replimune Group, Inc.	—	(1,291)	(1,291)
GS	USD	(1)	10/13/27	At Maturity	0.000	GS24REPS INDEX	—	2,459	2,459
GS	USD	1	10/14/27	Annual	0.000	GSMBATOL INDEX	—	(1,532)	(1,532)
GS	USD	(1)	10/25/27	Annual	0.000	GSCBICLN INDEX	—	949	949
GS	EUR	—	10/28/27	Annual	0.000	Elia Group SA	—	(266)	(266)
GS	USD	1	10/29/27	Annual	0.000	GSXURANI INDEX	—	(2,358)	(2,358)
GS	USD	1	11/02/27	Annual	0.000	GS Power Up America SWAP COMP	—	(209)	(209)
JPMCB	USD	(165)	09/08/24	At Maturity	CoStar Group, Inc.	4.530	—	6,355	6,355
JPMCB	USD	(515)	09/08/24	At Maturity	International Paper Co.	4.530	—	(92,325)	(92,325)
JPMCB	USD	(1,965)	09/08/24	At Maturity	Capital One Financial Corp.	4.530	—	(142,233)	(142,233)
JPMCB	USD	(1,691)	09/08/24	At Maturity	Schlumberger NV	4.530	—	158,351	158,351
JPMCB	USD	(793)	09/08/24	At Maturity	Synopsys, Inc.	4.530	—	23,070	23,070
JPMCB	USD	1,691	09/08/24	At Maturity	5.130	ChampionX Corp.	—	(176,106)	(176,106)
JPMCB	USD	718	09/08/24	At Maturity	5.130	Matterport, Inc.	—	(28,708)	(28,708)
JPMCB	USD	1,506	09/08/24	At Maturity	5.130	Catalent, Inc.	—	(58,292)	(58,292)
JPMCB	USD	1,658	09/08/24	At Maturity	5.130	Albertsons Cos., Inc.	—	(30,568)	(30,568)
JPMCB	USD	—	09/08/24	At Maturity	5.660	GCI Liberty, Inc.	—	329	329
JPMCB	USD	—	09/08/24	At Maturity	5.610	Chinook Therapeutics, Inc.	—	11,268	11,268

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	—	09/08/24	At Maturity	0.000%	Mirati Therapeutics, Inc.	$—	$14,093	$14,093
JPMCB	USD	(1,778)	09/08/24	At Maturity	UMB Financial Corp.	4.530%	—	(80,281)	(80,281)
JPMCB	USD	1,789	09/08/24	At Maturity	5.130	HashiCorp, Inc.	—	(3,691)	(3,691)
JPMCB	CAD	(718)	09/08/24	At Maturity	National Bank of Canada	3.410	—	(20,761)	(20,761)
JPMCB	USD	(450)	09/08/24	At Maturity	Boeing Co.	4.530	—	181	181
JPMCB	USD	(507)	09/08/24	At Maturity	Nokia OYJ	4.518	—	(27,233)	(27,233)
JPMCB	USD	(1,483)	09/08/24	At Maturity	ConocoPhillips	4.530	—	19,116	19,116
JPMCB	USD	(529)	09/08/24	At Maturity	SouthState Corp.	4.530	—	(6,095)	(6,095)
JPMCB	USD	(97)	09/08/24	At Maturity	Cleveland-Cliffs, Inc.	4.530	—	(986)	(986)
JPMCB	CAD	(511)	09/08/24	At Maturity	Lundin Mining Corp.	3.410	—	22,051	22,051
JPMCB	USD	(647)	11/08/24	At Maturity	COEUR MINING, Inc.	4.530	—	25,900	25,900
JPMCB	USD	(555)	11/08/24	At Maturity	Atlantic Union Bankshares Corp.	4.530	—	(19,467)	(19,467)
JPMCB	USD	1,427	11/08/24	At Maturity	5.130	Frontier Communications Parentm Inc.	—	19,020	19,020
JPMCB	USD	653	11/08/24	At Maturity	5.130	SilverCrest Metals Inc	—	(27,496)	(27,496)
JPMCB	USD	1,146	05/08/25	At Maturity	5.130	Amedisys, Inc.	—	(25,004)	(25,004)
JPMCB	USD	(9)	08/19/25	Annual	Eva Airways Corp.	0.000	—	63	63
JPMCB	USD	(4)	08/20/25	Annual	Old Media CFD 1.000	0.000	—	(5,756)	(5,756)
JPMCB	USD	(2)	08/20/25	Annual	JPFUSOEC SWAP COMP	0.000	—	4,471	4,471
JPMCB	USD	(1)	08/20/25	Annual	Inflation Laggards	0.000	—	2,166	2,166
JPMCB	USD	—	08/20/25	Annual	Interest Rate Laggards Index	0.000	—	915	915
JPMCB	HKD	(8)	08/27/25	Annual	China Eastern Airlines Corp. Ltd.	0.000	—	(174)	(174)
JPMCB	USD	—	09/02/25	Annual	0.000	New Media CFD 1.000	—	3,652	3,652
JPMCB	USD	(1)	09/02/25	Annual	JPFUNOI1 SWAP COMP	0.000	—	4,089	4,089
JPMCB	USD	(1)	10/07/25	Annual	0.000	JPFUMEBK INDEX	—	389	389
JPMCB	EUR	—	10/27/25	Annual	0.000	Hensoldt AG	—	58	58
JPMCB	USD	—	11/04/25	Annual	0.000	U.S. Pure Beta Winners Index	—	1,831	1,831
JPMCB	EUR	(2)	11/05/25	Annual	0.000	Valeo SE	—	2,477	2,477
JPMCB	EUR	—	11/05/25	Annual	0.000	Rheinmetall AG	—	(1,272)	(1,272)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	—	11/05/25	Annual	0.000%	S&P 500 Equity Real Estate Investment Trusts	$—	$915	$915
JPMCB	DKK	—	11/05/25	Annual	0.000	Zealand Pharma AS	—	(707)	(707)
JPMCB	SEK	1	11/12/25	Annual	0.000	Saab AB	—	(90)	(90)
JPMCB	USD	(1)	11/13/25	Annual	0.000	JPFUITSV INDEX	—	9,172	9,172
JPMCB	USD	4	11/18/25	Annual	0.000	JPFJCRED INDEX	—	(8,714)	(8,714)
JPMCB	EUR	1	11/19/25	Annual	0.000	CaixaBank SA	—	141	141
JPMCB	NOK	1	11/26/25	Annual	0.000	Salmar ASA	—	(1,090)	(1,090)
JPMCB	USD	700	12/22/25	At Maturity	5.130	United States Steel Corp.	—	62,874	62,874
JPMCB	USD	2,235	01/12/26	At Maturity	5.130	Juniper Networks, Inc.	—	5,761	5,761
JPMCB	USD	1,991	01/12/26	At Maturity	5.130	Axonics, Inc.	—	(1,415)	(1,415)
JPMCB	USD	1,688	01/20/26	At Maturity	5.130	ANSYS, Inc.	—	(29,969)	(29,969)
JPMCB	USD	645	01/30/26	At Maturity	5.130	McGrath RentCorp	—	3,524	3,524
JPMCB	USD	1,943	02/23/26	At Maturity	5.130	Discover Financial Services	—	71,671	71,671
JPMCB	GBP	523	04/23/26	At Maturity	5.250	DS Smith PLC	—	96,417	96,417
JPMCB	USD	1,749	05/01/26	At Maturity	5.130	Heartland Financial USA, Inc.	—	83,473	83,473
JPMCB	USD	534	05/22/26	At Maturity	5.130	Independent Bank Group, Inc.	—	9,122	9,122
JPMCB	USD	1,511	05/29/26	At Maturity	5.130	Marathon Oil Corp.	—	(23,620)	(23,620)
JPMCB	USD	2,127	06/04/26	At Maturity	5.130	Stericycle, Inc.	—	20,257	20,257
JPMCB	CAD	742	06/15/26	At Maturity	4.210	Canadian Western Bank	—	33,523	33,523
JPMCB	USD	865	07/02/26	At Maturity	5.130	Spirit AeroSystems Holdings, Inc.	—	17,167	17,167
JPMCB	USD	1,506	07/02/26	At Maturity	5.130	Infinera Corp.	—	15,848	15,848
JPMCB	GBP	997	07/10/26	At Maturity	5.250	Britvic PLC	—	1,538	1,538
JPMCB	CAD	853	07/16/26	At Maturity	4.210	Stelco Holdings, Inc.	—	9,226	9,226
JPMCB	BRL	2	07/21/26	Annual	0.000	Optimized Brazil CFD 1.000	—	(9)	(9)
JPMCB	USD	—	07/21/26	Annual	0.000	S&P 500 Consumer Staples Index	—	(4,793)	(4,793)
JPMCB	CAD	1,627	07/31/26	At Maturity	4.210	Filo Corp.	—	(18,270)	(18,270)
JPMCB	USD	1,944	08/17/26	At Maturity	5.130	KELLANOVA	—	2,172	2,172
JPMCB	USD	(1)	08/26/26	Annual	JPFUSHP2 SWAP COMP	0.000%	—	726	726

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	EUR	810	10/05/26	At Maturity	3.465%	COVESTRO AG	$—	$(1,783)	$(1,783)
JPMCB	USD	872	10/13/26	At Maturity	5.130	Arcadium Lithium PLC	—	(24,863)	(24,863)
JPMCB	USD	958	10/15/26	At Maturity	5.130	Longboard Pharmaceuticals. Inc.	—	14,107	14,107
JPMCB	USD	559	10/22/26	At Maturity	5.130	SANDY SPRING BANCORP INC	—	26,362	26,362
JPMCB	USD	140	11/02/26	At Maturity	0.000	Altair Engineering Inc.	—	—	—
JPMCB	HKD	(17)	07/16/27	Annual	Air China Ltd.	0.000%	—	(1,254)	(1,254)
JPMCB	USD	—	07/16/27	Annual	0.000	U.S. Pure Size Winners	—	1,025	1,025
JPMCB	USD	(1)	07/16/27	Annual	0.000	JPUSX7 INDEX	—	1,586	1,586
MSCI	EUR	(200)	11/15/24	At Maturity	Iberdrola SA—Rights	3.250	—	6,027	6,027
MSCI	EUR	(286)	11/15/24	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	3.250	—	5,828	5,828
MSCI	EUR	(298)	11/15/24	At Maturity	STOXX Europe 600 Utilities Index	3.250	—	13,329	13,329
MSCI	USD	(469)	11/15/24	At Maturity	Utilities Select Sector SPDR Fund	4.830	—	4,070	4,070
MSCI	USD	(313)	11/15/24	At Maturity	Industrial Select Sector SPDR Fund	4.830	—	9,844	9,844
MSCI	USD	(16)	11/15/24	At Maturity	Ecopro Co. Ltd.	4.830	—	840	840
MSCI	USD	(20)	11/15/24	At Maturity	Ecopro BM Co. Ltd.	4.830	—	344	344
MSCI	USD	(41)	11/15/24	At Maturity	LG Energy Solution Ltd.	4.830	—	169	169
MSCI	EUR	(102)	11/15/24	At Maturity	TotalEnergies	3.250	—	3,578	3,578
MSCI	BRL	—	02/20/25	Annual	0.000	Sao Martinho SA	—	(43)	(43)
MSCI	EUR	973	02/24/25	At Maturity	3.991	Veolia Environnement SA	—	(21,339)	(21,339)
MSCI	EUR	387	02/24/25	At Maturity	3.991	Engie SA	—	(16,111)	(16,111)
MSCI	EUR	993	02/24/25	At Maturity	3.250	Siemens Energy AG	—	78,835	78,835
MSCI	GBP	335	03/06/25	At Maturity	4.950	Shell PLC	—	9,424	9,424
MSCI	GBP	194	03/06/25	At Maturity	4.950	National Grid PLC	—	(7,758)	(7,758)
MSCI	USD	1	07/18/25	Annual	0.000	Shihlin Electric & Engineering Corp.	—	(293)	(293)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	1	08/20/25	Annual	0.000%	Taiwan Semiconductor Manufacturing Co. Ltd.	$—	$(960)	$(960)
MSCI	USD	—	08/20/25	Annual	0.000	Elan Microelectronics Corp.	—	(10)	(10)
MSCI	USD	(5)	08/20/25	Annual	0.000	Thai Oil PCL	—	1,231	1,231
MSCI	USD	1	08/27/25	Annual	0.000	Asia Vital Components Co. Ltd.	—	(1,230)	(1,230)
MSCI	USD	—	09/04/25	Annual	0.000	Novatek Microelectronics Corp.	—	36	36
MSCI	USD	1	10/07/25	Annual	0.000	Delta Electronics, Inc.	—	240	240
MSCI	USD	1	10/20/25	Monthly	0.000	MSCI World Net Return Index	—	(683)	(683)
MSCI	USD	2	10/20/25	Monthly	0.000	Mini Middle East HSFO	—	172	172
MSCI	USD	1	07/17/26	Annual	0.000	Gigabyte Technology Co. Ltd.	—	(279)	(279)
MSCI	USD	262	07/20/26	At Maturity	0.000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	(2,808)	(2,808)
MSCI	USD	(1)	07/20/26	Annual	0.000	TXC Corp.	—	(64)	(64)
MSCI	USD	1	07/20/26	At Maturity	0.000	All Ring Tech Co. Ltd.	—	34	34
MSCI	USD	—	07/21/26	Annual	0.000	LS Electric Co. Ltd.	—	(2,596)	(2,596)
MSCI	USD	2	07/21/26	Annual	0.000	Samsung Heavy Industries Co. Ltd.	—	(1,360)	(1,360)
MSCI	USD	—	07/21/26	Annual	0.000	SK Hynix, Inc.	—	(1,332)	(1,332)
MSCI	USD	—	07/21/26	Annual	0.000	Hanwha Ocean Co. Ltd.	—	(393)	(393)
MSCI	USD	—	07/21/26	Annual	0.000	HD Hyundai Electric Co. Ltd.	—	1,383	1,383
MSCI	USD	—	07/21/26	Annual	0.000	HD Hyundai Heavy Industries Co. Ltd.	—	(566)	(566)
MSCI	BRL	(1)	07/21/26	Annual	JBS SA	0.000%	—	(509)	(509)
MSCI	USD	8	07/21/26	Annual	0.000	ADNOC Drilling Co. PJSC	—	550	550
MSCI	USD	4	07/21/26	Annual	0.000	Qatar Gas Transport Co. Ltd.	—	(133)	(133)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	—	07/21/26	Annual	0.000%	Banca Transilvania SA	$—	$27	$27
MSCI	USD	—	07/21/26	Annual	0.000	King Slide Works Co. Ltd.	—	1,789	1,789
MSCI	USD	1	07/21/26	Annual	0.000	Chroma ATE, Inc.	—	267	267
MSCI	USD	1	07/21/26	Annual	0.000	AURAS Technology Co. Ltd.	—	(1,431)	(1,431)
MSCI	USD	—	07/21/26	Annual	0.000	Alchip Technologies Ltd.	—	525	525
MSCI	USD	1	07/21/26	Annual	0.000	Gudeng Precision Industrial Co. Ltd.	—	(1,012)	(1,012)
MSCI	USD	—	07/21/26	Annual	0.000	ASPEED Technology, Inc.	—	(796)	(796)
MSCI	USD	(1)	07/21/26	Annual	0.000	FLEXium Interconnect, Inc.	—	8	8
MSCI	USD	(11)	07/21/26	Annual	0.000	Star Petroleum Refining PCL	—	67	67
MSCI	USD	250	07/16/27	Annual	0.000	MSFPACEAL TRS USD R E MSFPACE INDEX	—	(96,393)	(96,393)
MSCI	USD	—	07/16/27	Annual	0.000	Realtek Semiconductor Corp.	—	41	41
MSCI	USD	(2)	07/20/27	Annual	Acer, Inc.	0.000%	—	56	56
MSCI	USD	—	07/20/27	Annual	0.000	Asustek Computer, Inc.	—	83	83
MSCI	USD	—	07/26/27	Annual	0.000	Fortune Electric Co. Ltd.	—	(793)	(793)
MSCI	BRL	—	07/26/27	Annual	0.000	CPFL Energia SA	—	—	—
							$0	$73,498	$73,498

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	106,769	THB	3,596,000	01/03/25	$239
BB	USD	108,719	PEN	408,000	01/10/25	(661)
BB	CHF	159,800	USD	188,310	01/16/25	1,725
BB	CHF	9,300	USD	10,832	01/16/25	(26)
BB	USD	109,395	MYR	469,000	01/17/25	(1,879)
BB	JPY	16,550,000	USD	111,057	01/24/25	967
BB	THB	3,665,000	USD	109,003	01/31/25	(258)
BB	BRL	1,234,000	USD	223,272	11/01/24	9,810
BB	COP	893,502,000	USD	219,458	11/01/24	17,548
BB	PEN	410,000	USD	109,385	11/04/24	733
BB	USD	113,080	HUF	39,982,000	11/04/24	(6,538)
BB	BRL	1,228,000	USD	218,356	11/08/24	6,066
BB	CZK	2,484,000	USD	107,681	11/08/24	964
BB	USD	109,251	HUF	38,948,000	11/08/24	(5,479)
BB	HUF	39,182,000	USD	108,306	11/15/24	3,947
BB	MXN	2,069,000	USD	102,945	11/15/24	(256)
BB	USD	111,678	CHF	94,000	11/15/24	(2,694)
BB	USD	108,606	HUF	39,182,000	11/15/24	(4,248)
BB	USD	107,381	MXN	2,069,000	11/15/24	(4,180)
BB	BRL	1,196,000	USD	212,038	11/18/24	5,544

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	216,214	BRL	1,196,000	11/18/24	$(9,720)
BB	USD	216,048	BRL	1,188,000	11/22/24	(11,024)
BB	USD	218,734	COP	886,456,000	11/22/24	(18,902)
BB	HUF	38,778,000	USD	109,586	11/29/24	6,380
BB	JPY	15,925,000	USD	111,233	11/29/24	6,098
BB	USD	217,948	BRL	1,208,000	11/29/24	(9,630)
BB	USD	216,410	COP	884,272,000	11/29/24	(17,278)
BB	HUF	38,852,000	USD	108,892	12/05/24	5,521
BB	USD	217,704	BRL	1,228,000	12/05/24	(6,072)
BB	USD	110,760	CHF	93,000	12/05/24	(2,702)
BB	USD	111,501	CLP	100,344,000	12/05/24	(7,163)
BB	USD	110,637	JPY	15,935,000	12/05/24	(5,355)
BB	USD	108,883	PEN	412,000	12/05/24	256
BB	CHF	93,000	USD	110,815	12/12/24	2,668
BB	HUF	39,507,000	USD	109,408	12/12/24	4,334
BB	THB	3,707,000	USD	110,480	12/12/24	349
BB	USD	216,624	BRL	1,226,000	12/12/24	(5,486)
BB	USD	111,310	CLP	103,807,000	12/12/24	(3,372)
BB	JPY	15,588,000	USD	105,451	12/19/24	2,254
BNP	TWD	3,516,000	USD	111,753	01/03/25	1,410
BNP	USD	110,142	TWD	3,516,000	01/03/25	201
BNP	CNY	776,000	USD	111,318	01/09/25	1,693
BNP	SEK	6,700	USD	637	01/16/25	5
BNP	TWD	7,006,000	USD	220,024	01/17/25	(142)
BNP	EUR	101,000	USD	109,796	01/24/25	(455)
BNP	TWD	10,519,000	USD	331,527	01/24/25	736
BNP	USD	216,536	BRL	1,250,000	01/24/25	(2,404)
BNP	USD	108,370	CLP	100,977,000	10/01/25	(3,760)
BNP	AUD	168,000	USD	110,190	11/01/24	(371)
BNP	EUR	101,000	USD	109,882	11/01/24	19
BNP	USD	112,520	CNY	797,000	11/01/24	(513)
BNP	USD	115,213	CZK	2,577,000	11/01/24	(4,507)
BNP	USD	113,829	SGD	148,000	11/01/24	(1,750)
BNP	USD	114,154	TWD	3,610,000	11/01/24	(1,483)
BNP	ZAR	2,013,000	USD	112,678	11/01/24	(1,503)
BNP	TWD	3,506,000	USD	108,456	11/08/24	(1,010)
BNP	USD	111,466	AUD	165,000	11/08/24	(2,874)
BNP	USD	108,890	SGD	142,000	11/08/24	(1,336)
BNP	USD	109,994	TWD	3,506,000	11/08/24	(528)
BNP	ZAR	1,990,000	USD	110,719	11/08/24	(2,119)
BNP	COP	891,384,000	USD	210,622	11/12/24	9,378
BNP	COP	883,034,000	USD	203,696	11/15/24	4,426
BNP	EUR	100,000	USD	109,630	11/15/24	805
BNP	NOK	1,173,000	USD	108,895	11/15/24	2,252
BNP	USD	110,837	TWD	3,536,000	11/15/24	(361)
BNP	JPY	16,086,000	USD	115,460	11/22/24	9,358
BNP	USD	111,519	TWD	3,513,000	11/22/24	(1,686)
BNP	ZAR	1,954,000	USD	110,294	11/22/24	(371)
BNP	BRL	1,208,000	USD	218,602	11/29/24	10,284

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	CNY	783,000	USD	110,819	11/29/24	$568
BNP	CZK	4,922,000	USD	220,208	11/29/24	8,664
BNP	SEK	1,120,000	USD	110,356	11/29/24	5,107
BNP	TWD	3,508,000	USD	111,333	11/29/24	1,581
BNP	USD	109,188	HUF	38,778,000	11/29/24	(5,982)
BNP	USD	110,761	SEK	1,120,000	11/29/24	(5,513)
BNP	USD	110,307	TWD	3,508,000	11/29/24	(555)
BNP	USD	109,021	ZAR	1,952,000	11/29/24	1,465
BNP	CNY	778,000	USD	110,241	12/05/24	643
BNP	TWD	3,507,000	USD	110,369	12/05/24	584
BNP	USD	109,475	AUD	162,000	12/05/24	(2,828)
BNP	USD	111,306	CNY	778,000	12/05/24	(1,709)
BNP	USD	107,242	COP	455,443,000	12/05/24	(4,771)
BNP	USD	111,035	TWD	3,507,000	12/05/24	(1,250)
BNP	USD	108,468	ZAR	1,954,000	12/05/24	2,074
BNP	TWD	3,537,000	USD	111,191	12/12/24	400
BNP	USD	107,240	COP	466,603,000	12/12/24	(2,342)
BNP	USD	110,218	NOK	1,187,000	12/12/24	(2,289)
BNP	TWD	7,072,000	USD	225,286	12/19/24	3,632
BNP	USD	112,271	JPY	15,588,000	12/19/24	(9,074)
BNP	USD	220,856	TWD	7,072,000	12/19/24	798
BNP	USD	110,210	ZAR	1,957,000	12/19/24	368
BNP	CNY	787,000	USD	111,845	12/20/24	846
BNP	INR	9,289,000	USD	110,150	12/20/24	(118)
BNP	BRL	1,222,000	USD	212,412	12/26/24	2,264
BNP	TWD	7,054,000	USD	222,544	12/26/24	1,322
BNP	USD	220,308	BRL	1,222,000	12/26/24	(10,160)
BNP	USD	221,362	TWD	7,054,000	12/26/24	(138)
BNP	USD	214,946	EUR	198,000	12/27/24	920
BNP	HUF	39,122,000	USD	110,027	12/30/24	6,080
BOA	USD	104,995	AUD	160,000	01/03/25	360
BOA	ZAR	3,821,000	USD	214,116	01/03/25	(1,506)
BOA	CNY	769,000	USD	109,756	01/10/25	1,111
BOA	CZK	2,514,000	USD	109,397	01/10/25	1,182
BOA	AUD	165,000	USD	108,291	01/31/25	(367)
BOA	KRW	150,651,000	USD	108,924	01/31/25	(730)
BOA	USD	107,557	ZAR	1,924,000	01/31/25	744
BOA	USD	111,984	CNY	783,000	11/29/24	(1,732)
BOA	USD	111,507	CNY	783,000	12/12/24	(1,143)
BOA	USD	108,415	CZK	2,495,000	12/12/24	(1,137)
BOA	CNY	777,000	USD	111,392	12/27/24	1,741
CITI	HUF	39,844,000	USD	108,835	01/10/25	3,034
CITI	USD	108,563	INR	9,156,000	01/10/25	21
CITI	EUR	1,211,589	USD	1,330,109	01/16/25	8,006
CITI	EUR	28,600	USD	31,018	01/16/25	(191)
CITI	GBP	43,300	USD	56,232	01/16/25	413
CITI	USD	1,853	DKK	12,700	01/16/25	6
CITI	USD	7,057	EUR	6,500	01/16/25	35
CITI	USD	3,049,748	EUR	2,778,000	01/16/25	(18,358)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	SGD	148,000	USD	110,597	11/01/24	$(1,482)
CITI	USD	109,366	GBP	85,000	11/01/24	238
CITI	USD	108,920	ZAR	2,013,000	11/01/24	5,261
CITI	CLP	102,306,000	USD	107,543	11/08/24	1,134
CITI	EUR	98,000	USD	107,547	11/08/24	929
CITI	USD	110,107	AUD	165,000	11/15/24	(1,507)
CITI	INR	9,226,000	USD	109,568	12/12/24	8
CITI	USD	107,996	HUF	39,507,000	12/12/24	(2,922)
DB	BRL	1,204,000	USD	209,228	01/03/25	2,342
DB	USD	218,964	BRL	1,204,000	01/03/25	(12,078)
DB	AUD	324,000	USD	217,656	01/17/25	4,302
DB	USD	106,797	MXN	2,111,000	01/17/25	(2,602)
DB	USD	215,105	BRL	1,243,000	01/31/25	(2,404)
DB	INR	9,218,000	USD	109,875	11/29/24	350
DB	MXN	2,128,000	USD	108,685	11/29/24	2,798
DB	BRL	1,228,000	USD	224,072	12/05/24	12,440
DB	USD	108,854	PHP	6,195,000	12/11/24	(2,295)
DB	USD	109,841	INR	9,228,000	12/26/24	(326)
DB	USD	110,184	PLN	423,000	12/27/24	(4,699)
GS	USD	108,825	MXN	2,173,000	01/03/25	(1,326)
GS	THB	3,656,000	USD	109,658	01/10/25	813
GS	GBP	2,400	USD	3,119	01/16/25	24
GS	USD	12,734	GBP	9,800	01/16/25	(101)
GS	HUF	39,926,000	USD	108,328	01/17/25	2,350
GS	THB	3,674,000	USD	110,218	01/27/25	717
GS	CNY	797,000	USD	110,474	11/01/24	(1,533)
GS	CZK	2,577,000	USD	110,139	11/01/24	(566)
GS	NOK	1,207,000	USD	114,775	11/01/24	5,050
GS	USD	110,444	CLP	105,020,000	11/04/24	1,210
GS	AUD	165,000	USD	107,435	11/08/24	(1,157)
GS	HUF	38,948,000	USD	106,845	11/08/24	3,073
GS	NOK	1,178,000	USD	110,899	11/08/24	3,807
GS	AUD	165,000	USD	109,063	11/15/24	463
GS	USD	221,144	CZK	5,016,000	11/15/24	(5,620)
GS	CZK	2,495,000	USD	110,148	11/22/24	2,929
GS	USD	108,143	MXN	2,057,000	11/22/24	(5,664)
GS	NOK	1,156,000	USD	110,840	11/29/24	5,734
GS	THB	3,742,000	USD	110,501	11/29/24	(568)
GS	USD	218,534	CZK	4,922,000	11/29/24	(6,990)
GS	USD	107,814	MXN	2,128,000	11/29/24	(1,927)
GS	USD	109,962	NOK	1,156,000	11/29/24	(4,856)
GS	USD	109,422	NOK	1,162,000	12/05/24	(3,768)
GS	CZK	2,495,000	USD	110,072	12/12/24	2,793
GS	NOK	1,187,000	USD	111,576	12/12/24	3,647
GS	USD	110,991	THB	3,707,000	12/12/24	(861)
GS	GBP	84,000	USD	109,800	12/19/24	1,495
GS	USD	106,651	HUF	39,274,000	12/19/24	(2,237)
GS	USD	108,679	THB	3,630,000	12/26/24	(724)
GS	CZK	2,489,000	USD	110,570	12/27/24	3,485

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	COP	464,431,000	USD	105,648	01/03/25	$1,500
GSI	IDR	3,356,084,000	USD	212,156	01/03/25	(1,308)
GSI	PEN	409,000	USD	108,414	01/03/25	87
GSI	USD	108,661	COP	464,431,000	01/03/25	(4,513)
GSI	USD	109,900	PEN	409,000	01/03/25	(1,574)
GSI	USD	106,579	COP	458,188,000	01/17/25	(4,017)
GSI	USD	109,671	PHP	6,346,000	01/23/25	(551)
GSI	INR	9,221,000	USD	109,189	01/24/25	(86)
GSI	USD	108,799	COP	469,004,000	01/24/25	(3,915)
GSI	USD	218,370	IDR	3,413,132,000	01/24/25	(1,456)
GSI	USD	106,691	COP	470,695,000	01/31/25	(1,529)
GSI	USD	215,996	IDR	3,421,370,000	01/31/25	1,380
GSI	USD	214,598	BRL	1,198,000	10/01/25	(18,490)
GSI	USD	107,566	COP	459,674,000	10/01/25	(7,865)
GSI	IDR	3,581,992,000	USD	230,250	11/01/24	2,024
GSI	TWD	3,610,000	USD	110,506	11/01/24	(2,166)
GSI	USD	215,226	COP	893,502,000	11/01/24	(13,316)
GSI	CLP	105,020,000	USD	109,598	11/04/24	364
GSI	INR	9,200,000	USD	109,358	11/04/24	(53)
GSI	PEN	410,000	USD	108,627	11/04/24	(26)
GSI	USD	115,535	CLP	105,020,000	11/04/24	(6,301)
GSI	USD	109,413	INR	9,200,000	11/04/24	(2)
GSI	USD	109,567	PEN	410,000	11/04/24	(915)
GSI	PHP	6,201,000	USD	109,535	11/07/24	2,830
GSI	USD	107,141	PHP	6,201,000	11/07/24	(436)
GSI	IDR	3,467,421,000	USD	222,456	11/08/24	1,553
GSI	INR	9,001,000	USD	106,985	11/08/24	(49)
GSI	MYR	480,000	USD	110,210	11/08/24	572
GSI	USD	213,936	BRL	1,228,000	11/08/24	(1,648)
GSI	USD	110,479	CLP	102,306,000	11/08/24	(4,070)
GSI	USD	213,801	IDR	3,467,421,000	11/08/24	7,102
GSI	USD	108,257	MYR	480,000	11/08/24	1,380
GSI	USD	212,288	COP	891,384,000	11/12/24	(11,042)
GSI	IDR	3,447,626,000	USD	222,600	11/15/24	3,000
GSI	MYR	484,000	USD	111,777	11/15/24	1,185
GSI	USD	215,406	COP	883,034,000	11/15/24	(16,136)
GSI	USD	216,804	IDR	3,447,626,000	11/15/24	2,794
GSI	USD	109,532	MYR	484,000	11/15/24	1,061
GSI	CLP	101,632,000	USD	108,888	11/18/24	3,191
GSI	USD	107,027	CLP	101,632,000	11/18/24	(1,329)
GSI	USD	108,519	INR	9,142,000	11/18/24	150
GSI	BRL	1,188,000	USD	214,508	11/22/24	9,484
GSI	CLP	101,490,000	USD	110,344	11/22/24	4,799
GSI	COP	886,456,000	USD	206,574	11/22/24	6,742
GSI	INR	9,211,000	USD	109,737	11/22/24	265
GSI	TWD	3,513,000	USD	111,804	11/22/24	1,971
GSI	USD	218,460	IDR	3,392,678,000	11/22/24	(2,406)
GSI	USD	109,577	INR	9,211,000	11/22/24	(104)
GSI	CLP	99,514,000	USD	109,443	11/29/24	5,961

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	COP	884,272,000	USD	212,314	11/29/24	$13,182
GSI	IDR	3,407,061,000	USD	224,001	11/29/24	7,077
GSI	USD	218,766	IDR	3,407,061,000	11/29/24	(1,841)
GSI	USD	109,454	INR	9,218,000	11/29/24	71
GSI	CLP	100,344,000	USD	108,322	12/05/24	3,984
GSI	COP	455,443,000	USD	106,915	12/05/24	4,445
GSI	PEN	412,000	USD	110,716	12/05/24	1,577
GSI	USD	217,574	IDR	3,394,814,000	12/05/24	(1,468)
GSI	USD	108,991	INR	9,180,000	12/05/24	56
GSI	PHP	6,195,000	USD	109,698	12/11/24	3,139
GSI	BRL	1,226,000	USD	220,288	12/12/24	9,150
GSI	CLP	103,807,000	USD	109,286	12/12/24	1,347
GSI	COP	466,603,000	USD	109,591	12/12/24	4,693
GSI	MYR	477,000	USD	111,431	12/12/24	2,285
GSI	USD	218,949	IDR	3,394,587,000	12/12/24	(2,900)
GSI	USD	110,336	MYR	477,000	12/12/24	(1,190)
GSI	COP	470,389,000	USD	109,793	12/19/24	4,128
GSI	USD	219,762	BRL	1,222,000	12/19/24	(9,464)
GSI	USD	109,217	COP	470,389,000	12/19/24	(3,552)
GSI	USD	110,986	PEN	420,000	12/19/24	263
GSI	USD	110,516	INR	9,289,000	12/20/24	(248)
GSI	COP	458,597,000	USD	106,768	12/26/24	3,834
GSI	USD	109,726	COP	458,597,000	12/26/24	(6,792)
GSI	IDR	3,349,994,000	USD	214,592	12/27/24	1,474
GSI	USD	220,018	IDR	3,349,994,000	12/27/24	(6,900)
HSBC	CAD	149,000	USD	110,354	01/02/25	3,108
HSBC	USD	107,447	CAD	149,000	01/02/25	(201)
HSBC	USD	107,056	CZK	2,511,000	01/03/25	1,006
HSBC	USD	104,997	HUF	39,497,000	01/03/25	(77)
HSBC	USD	219,848	IDR	3,356,084,000	01/03/25	(6,386)
HSBC	JPY	15,866,000	USD	111,744	01/06/25	6,433
HSBC	CHF	93,000	USD	109,963	01/10/25	1,447
HSBC	USD	217,016	IDR	3,412,428,000	01/10/25	(24)
HSBC	KRW	147,087,000	USD	109,670	01/13/25	2,707
HSBC	TWD	7,032,000	USD	220,496	01/13/25	(398)
HSBC	DKK	2,300	USD	336	01/16/25	0
HSBC	NOK	341,600	USD	31,556	01/16/25	494
HSBC	USD	146	DKK	1,000	01/16/25	0
HSBC	USD	108,938	PHP	6,296,000	01/16/25	(671)
HSBC	CNY	776,000	USD	109,612	01/17/25	(86)
HSBC	THB	3,629,000	USD	109,179	01/17/25	1,089
HSBC	USD	214,408	BRL	1,218,000	01/17/25	(5,534)
HSBC	USD	217,024	IDR	3,391,710,000	01/17/25	(1,410)
HSBC	AUD	164,000	USD	109,692	01/24/25	1,695
HSBC	HUF	40,555,000	USD	109,168	01/27/25	1,580
HSBC	CZK	2,550,000	USD	108,787	01/31/25	(1,034)
HSBC	HUF	40,713,000	USD	108,081	01/31/25	98
HSBC	USD	114,007	AUD	168,000	11/01/24	(3,446)
HSBC	USD	216,434	BRL	1,234,000	11/01/24	(2,972)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	113,163	EUR	101,000	11/01/24	$(3,300)
HSBC	USD	218,804	IDR	3,581,992,000	11/01/24	9,422
HSBC	INR	9,200,000	USD	109,413	11/04/24	2
HSBC	USD	115,382	CHF	97,000	11/04/24	(3,055)
HSBC	USD	109,530	INR	9,200,000	11/04/24	(118)
HSBC	CHF	92,000	USD	108,860	11/08/24	2,276
HSBC	USD	108,707	CHF	92,000	11/08/24	(2,123)
HSBC	USD	108,606	EUR	98,000	11/08/24	(1,988)
HSBC	USD	106,869	INR	9,001,000	11/08/24	165
HSBC	CHF	94,000	USD	109,548	11/15/24	564
HSBC	USD	110,664	EUR	100,000	11/15/24	(1,839)
HSBC	USD	108,812	NOK	1,173,000	11/15/24	(2,169)
HSBC	USD	107,935	ZAR	1,980,000	11/15/24	4,270
HSBC	INR	9,142,000	USD	108,591	11/18/24	(79)
HSBC	CHF	94,000	USD	110,492	11/22/24	1,426
HSBC	EUR	99,000	USD	110,152	11/22/24	2,385
HSBC	IDR	3,392,678,000	USD	220,912	11/22/24	4,858
HSBC	USD	112,271	CHF	94,000	11/22/24	(3,206)
HSBC	USD	110,625	CZK	2,495,000	11/22/24	(3,406)
HSBC	USD	110,057	NOK	1,161,000	11/22/24	(4,500)
HSBC	AUD	162,000	USD	109,981	11/29/24	3,340
HSBC	CHF	93,000	USD	110,934	11/29/24	2,947
HSBC	EUR	196,000	USD	219,864	11/29/24	6,446
HSBC	USD	110,793	AUD	162,000	11/29/24	(4,152)
HSBC	USD	114,243	THB	3,742,000	11/29/24	(3,174)
HSBC	CHF	93,000	USD	110,217	12/05/24	2,159
HSBC	EUR	198,000	USD	219,662	12/05/24	4,016
HSBC	IDR	3,394,814,000	USD	222,624	12/05/24	6,518
HSBC	JPY	15,935,000	USD	111,744	12/05/24	6,462
HSBC	USD	111,548	KRW	146,480,000	12/05/24	(5,273)
HSBC	EUR	200,000	USD	221,558	12/12/24	3,660
HSBC	IDR	3,394,587,000	USD	216,145	12/12/24	96
HSBC	USD	109,593	CHF	93,000	12/12/24	(1,445)
HSBC	USD	109,466	INR	9,226,000	12/12/24	93
HSBC	USD	109,618	KRW	147,309,000	12/12/24	(2,696)
HSBC	USD	110,250	TWD	3,537,000	12/12/24	541
HSBC	BRL	1,222,000	USD	215,766	12/19/24	5,468
HSBC	CHF	94,000	USD	112,603	12/19/24	3,202
HSBC	CZK	2,507,000	USD	111,226	12/19/24	3,401
HSBC	IDR	3,401,455,000	USD	217,901	12/19/24	1,460
HSBC	USD	221,249	IDR	3,401,455,000	12/19/24	(4,807)
HSBC	USD	110,794	THB	3,689,000	12/19/24	(1,141)
HSBC	USD	110,951	CNY	787,000	12/20/24	49
HSBC	USD	107,653	KRW	146,126,000	12/20/24	(1,537)
HSBC	THB	3,630,000	USD	111,004	12/26/24	3,049
HSBC	USD	107,937	CAD	149,000	12/27/24	(717)
HSBC	USD	105,411	HUF	39,122,000	12/30/24	(1,464)
JPMCB	THB	3,596,000	USD	111,015	01/03/25	4,007
JPMCB	USD	104,130	JPY	15,866,000	01/06/25	1,181

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	108,926	CNY	776,000	01/09/25	$698
JPMCB	USD	216,600	ZAR	3,820,000	01/10/25	(1,169)
JPMCB	DKK	751,800	USD	110,686	01/16/25	622
JPMCB	DKK	42,200	USD	6,169	01/16/25	(9)
JPMCB	EUR	6,300	USD	6,864	01/16/25	(10)
JPMCB	SEK	27,200	USD	2,604	01/16/25	41
JPMCB	SEK	31,000	USD	2,914	01/16/25	(7)
JPMCB	USD	1,746	CHF	1,500	01/16/25	6
JPMCB	USD	3,834	DKK	26,400	01/16/25	31
JPMCB	USD	16,569	EUR	15,200	01/16/25	17
JPMCB	USD	6,520	SEK	67,700	01/16/25	(140)
JPMCB	CHF	94,000	USD	110,283	01/17/25	516
JPMCB	CZK	2,519,000	USD	109,245	01/17/25	796
JPMCB	USD	217,342	ZAR	3,855,000	01/24/25	(210)
JPMCB	CHF	94,000	USD	109,381	01/31/25	(555)
JPMCB	JPY	16,684,000	USD	109,834	01/31/25	(1,241)
JPMCB	NZD	182,000	USD	108,631	01/31/25	(254)
JPMCB	GBP	63,730	USD	82,020	02/28/25	(124)
JPMCB	USD	110,078	NOK	1,207,000	11/01/24	(353)
JPMCB	USD	774	JPY	117,937	11/05/24	2
JPMCB	USD	110,284	JPY	16,084,000	11/15/24	(4,290)
JPMCB	AUD	1,337	USD	884	11/29/24	3
JPMCB	CNH	4,688,395	USD	658,181	11/29/24	(1,260)
JPMCB	EUR	3,232	USD	3,500	11/29/24	(18)
JPMCB	GBP	2,166	USD	2,812	11/29/24	19
JPMCB	HUF	82,212,485	USD	219,325	11/29/24	519
JPMCB	HUF	30,175,472	USD	80,000	11/29/24	(311)
JPMCB	MXN	2,391,972	USD	118,752	11/29/24	(270)
JPMCB	NOK	329,396	USD	30,000	11/29/24	51
JPMCB	NOK	2,543,384	USD	230,837	11/29/24	(411)
JPMCB	PLN	120,089	USD	30,000	11/29/24	21
JPMCB	PLN	281,904	USD	70,000	11/29/24	(376)
JPMCB	SEK	105,935	USD	10,000	11/29/24	45
JPMCB	SEK	1,280,785	USD	120,000	11/29/24	(357)
JPMCB	SGD	39,680	USD	30,030	11/29/24	(53)
JPMCB	USD	111,231	JPY	15,925,000	11/29/24	(6,097)
JPMCB	USD	140,290	PLN	564,406	11/29/24	611
JPMCB	USD	159,487	SEK	1,689,580	11/29/24	(714)
JPMCB	USD	848,857	SGD	1,120,851	11/29/24	908
JPMCB	USD	1,673,940	ZAR	29,652,551	11/29/24	4,432
JPMCB	USD	133,000	ZAR	2,339,935	11/29/24	(557)
JPMCB	ZAR	3,897,542	USD	219,559	11/29/24	(1,048)
JPMCB	THB	3,741,000	USD	109,902	12/06/24	(1,190)
JPMCB	USD	115,283	THB	3,741,000	12/06/24	(4,192)
JPMCB	CNY	783,000	USD	110,871	12/12/24	507
JPMCB	JPY	15,729,000	USD	107,301	12/12/24	3,275
JPMCB	ZAR	3,938,000	USD	223,861	12/12/24	1,214
JPMCB	BRL	15,729,447	USD	2,820,794	12/18/24	113,584
JPMCB	BRL	174,540	USD	30,000	12/18/24	(40)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	CLP	382,358,770	USD	408,915	12/18/24	$11,338
JPMCB	CLP	9,631,600	USD	10,000	12/18/24	(15)
JPMCB	COP	1,505,624,210	USD	349,764	12/18/24	11,514
JPMCB	IDR	20,016,006,075	USD	1,292,448	12/18/24	18,751
JPMCB	IDR	185,314,294	USD	11,770	12/18/24	(22)
JPMCB	INR	4,453,325	USD	53,000	12/18/24	131
JPMCB	INR	13,189,066	USD	156,423	12/18/24	(157)
JPMCB	KRW	2,276,685,132	USD	1,710,365	12/18/24	57,255
JPMCB	KRW	235,263,590	USD	170,000	12/18/24	(826)
JPMCB	PHP	13,771,910	USD	239,485	12/18/24	2,608
JPMCB	PHP	3,497,460	USD	60,000	12/18/24	(156)
JPMCB	THB	113,165,741	USD	3,409,201	12/18/24	45,678
JPMCB	THB	6,373,110	USD	189,000	12/18/24	(422)
JPMCB	TWD	28,801,366	USD	911,632	12/18/24	9,004
JPMCB	TWD	13,626,036	USD	426,398	12/18/24	(637)
JPMCB	USD	3,659,358	BRL	20,729,469	12/18/24	(91,585)
JPMCB	USD	754,743	CLP	700,247,081	12/18/24	(26,623)
JPMCB	USD	207,161	COP	888,917,290	12/18/24	(7,459)
JPMCB	USD	34,647	IDR	545,340,992	12/18/24	55
JPMCB	USD	2,161,343	IDR	33,466,547,621	12/18/24	(31,730)
JPMCB	USD	209,769	INR	17,681,339	12/18/24	141
JPMCB	USD	210,000	INR	17,634,856	12/18/24	(641)
JPMCB	USD	70,000	KRW	96,657,182	12/18/24	183
JPMCB	USD	1,670,953	KRW	2,221,461,024	12/18/24	(57,941)
JPMCB	USD	243,524	PHP	13,708,716	12/18/24	(7,734)
JPMCB	USD	367,522	THB	12,401,214	12/18/24	1,068
JPMCB	USD	1,812,792	THB	60,068,623	12/18/24	(27,425)
JPMCB	USD	311,006	TWD	9,956,941	12/18/24	1,042
JPMCB	USD	1,050,554	TWD	33,115,799	12/18/24	(12,714)
JPMCB	THB	3,689,000	USD	111,551	12/19/24	1,898
JPMCB	USD	109,901	CHF	94,000	12/19/24	(501)
JPMCB	USD	108,577	CZK	2,507,000	12/19/24	(752)
JPMCB	USD	111,109	GBP	84,000	12/19/24	(2,805)
JPMCB	ZAR	3,809,000	USD	215,263	12/27/24	188
JPMCB	GBP	58,473	USD	77,265	12/31/24	1,876
JPMCB	GBP	44,087	USD	55,812	12/31/24	(1,029)
MSCI	AUD	160,000	USD	110,711	01/03/25	5,357
MSCI	CZK	2,511,000	USD	110,679	01/03/25	2,617
MSCI	HUF	39,497,000	USD	110,135	01/03/25	5,214
MSCI	MXN	2,173,000	USD	107,147	01/03/25	(352)
MSCI	USD	219,744	ZAR	3,821,000	01/03/25	(4,123)
MSCI	INR	9,254,000	USD	109,771	01/06/25	1
MSCI	AUD	162,000	USD	109,126	01/10/25	2,450
MSCI	USD	215,910	ZAR	3,838,000	01/17/25	402
MSCI	CZK	2,559,000	USD	109,959	01/24/25	(231)
MSCI	KRW	151,266,000	USD	110,320	01/24/25	257
MSCI	USD	107,837	MXN	2,182,000	01/24/25	(259)
MSCI	INR	9,126,000	USD	108,107	01/31/25	(2)
MSCI	USD	106,859	MXN	2,177,000	01/31/25	352

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	216,080	CLP	205,097,000	02/04/25	$(2,843)
MSCI	GBP	85,000	USD	112,409	11/01/24	2,805
MSCI	CHF	97,000	USD	110,672	11/04/24	(1,655)
MSCI	HUF	39,982,000	USD	109,565	11/04/24	3,023
MSCI	MXN	2,078,000	USD	103,642	11/08/24	(136)
MSCI	SGD	142,000	USD	107,599	11/08/24	45
MSCI	USD	109,687	CZK	2,484,000	11/08/24	(2,969)
MSCI	USD	107,205	NOK	1,178,000	11/08/24	(112)
MSCI	USD	106,683	ZAR	1,990,000	11/08/24	6,155
MSCI	CNY	1,850,386	USD	260,685	11/15/24	414
MSCI	CZK	5,016,000	USD	217,827	11/15/24	2,303
MSCI	SGD	144,000	USD	109,290	11/15/24	187
MSCI	USD	101,283	CNY	714,812	11/15/24	(740)
MSCI	ZAR	1,980,000	USD	110,072	11/15/24	(2,133)
MSCI	KRW	68,471,958	USD	51,582	11/20/24	1,936
MSCI	USD	134,526	KRW	181,649,890	11/20/24	(2,819)
MSCI	MXN	2,057,000	USD	105,182	11/22/24	2,704
MSCI	NOK	1,161,000	USD	109,895	11/22/24	4,339
MSCI	USD	109,578	CLP	101,490,000	11/22/24	(4,033)
MSCI	USD	110,578	EUR	99,000	11/22/24	(2,811)
MSCI	USD	110,187	HUF	39,087,000	11/22/24	(6,119)
MSCI	USD	111,313	JPY	16,086,000	11/22/24	(5,211)
MSCI	USD	108,953	ZAR	1,954,000	11/22/24	1,712
MSCI	MYR	478,000	USD	115,236	11/29/24	5,936
MSCI	USD	108,967	CLP	99,514,000	11/29/24	(5,485)
MSCI	USD	218,920	EUR	196,000	11/29/24	(5,502)
MSCI	USD	110,553	MYR	478,000	11/29/24	(1,253)
MSCI	ZAR	1,952,000	USD	112,336	11/29/24	1,850
MSCI	AUD	162,000	USD	112,081	12/05/24	5,434
MSCI	CZK	4,957,000	USD	219,029	12/05/24	5,951
MSCI	KRW	146,480,000	USD	109,811	12/05/24	3,536
MSCI	NOK	1,162,000	USD	109,529	12/05/24	3,875
MSCI	USD	218,208	CZK	4,957,000	12/05/24	(5,131)
MSCI	USD	108,408	HUF	38,852,000	12/05/24	(5,037)
MSCI	ZAR	1,954,000	USD	112,658	12/05/24	2,116
MSCI	KRW	147,309,000	USD	110,362	12/12/24	3,440
MSCI	USD	218,442	ZAR	3,938,000	12/12/24	4,204
MSCI	EUR	200,000	USD	223,606	12/19/24	5,638
MSCI	HUF	39,274,000	USD	110,612	12/19/24	6,198
MSCI	ZAR	1,957,000	USD	110,370	12/19/24	(208)
MSCI	KRW	146,126,000	USD	111,442	12/20/24	5,326
MSCI	CAD	149,000	USD	110,525	12/27/24	3,304
MSCI	EUR	198,000	USD	221,364	12/27/24	5,498
MSCI	PLN	423,000	USD	105,936	12/27/24	451
MSCI	USD	109,419	CNY	777,000	12/27/24	231
MSCI	USD	106,812	CZK	2,489,000	12/27/24	273
MSCI	USD	218,677	ZAR	3,809,000	12/27/24	(3,603)
SCB	USD	109,899	INR	9,254,000	01/06/25	(129)
SCB	EUR	198,000	USD	218,526	01/10/25	2,522

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	CHF	2,700	USD	3,163	01/16/25	$10
SCB	EUR	2,778,000	USD	3,016,589	01/16/25	(14,802)
SCB	GBP	528,008	USD	689,308	01/16/25	8,600
SCB	SEK	6,000	USD	570	01/16/25	4
SCB	USD	2,927	EUR	2,700	01/16/25	18
SCB	USD	15,832	GBP	12,200	01/16/25	(105)
SCB	USD	6,941	SEK	73,100	01/16/25	(52)
SCB	EUR	200,000	USD	219,062	01/17/25	810
SCB	USD	220,470	CLP	208,896,000	01/24/25	(3,274)
SCB	USD	108,391	PHP	6,325,000	01/30/25	361
SCB	INR	9,180,000	USD	109,209	12/05/24	161
SCB	USD	220,428	EUR	200,000	12/12/24	(2,532)
SCB	PEN	420,000	USD	111,341	12/19/24	92
SCB	USD	218,752	EUR	200,000	12/19/24	(786)
SCB	PEN	417,000	USD	110,763	12/26/24	313
SCB	USD	110,686	PEN	417,000	12/26/24	(236)
SG	EUR	198,000	USD	220,794	01/03/25	4,858
SG	USD	214,370	EUR	198,000	01/03/25	1,566
SG	USD	108,827	PLN	429,000	01/10/25	(1,906)
SG	EUR	11,900	USD	13,000	01/16/25	15
SG	SEK	1,324,215	USD	128,086	01/16/25	3,302
SG	USD	6,336	EUR	5,800	01/16/25	(7)
SG	USD	108,425	PLN	428,000	01/17/25	(1,779)
SG	CHF	95,000	USD	110,936	01/24/25	(85)
SG	EUR	101,000	USD	109,489	01/31/25	(795)
SG	USD	105,740	MXN	2,078,000	11/08/24	(1,963)
SG	JPY	16,084,000	USD	113,356	11/15/24	7,362
SG	TWD	3,536,000	USD	110,402	11/15/24	(74)
SG	USD	110,744	SGD	144,000	11/15/24	(1,641)
SG	HUF	39,087,000	USD	109,522	11/22/24	5,455
SG	USD	110,449	CHF	93,000	11/29/24	(2,462)
SG	USD	220,520	EUR	198,000	12/05/24	(4,872)
SG	USD	111,243	JPY	15,729,000	12/12/24	(7,217)
SG	INR	9,228,000	USD	109,442	12/26/24	(73)
SG	CHF	93,000	USD	110,775	12/27/24	2,436
SG	USD	108,238	CHF	93,000	12/27/24	102
SSB	USD	5,270	EUR	4,851	11/01/24	7
SSB	AUD	5,038	USD	3,304	11/04/24	(11)
SSB	EUR	2,767	USD	3,004	11/04/24	(6)
SSB	GBP	7,039	USD	9,067	11/04/24	(10)
SSB	JPY	117,937	USD	774	11/04/24	(2)
SSB	MXN	30,049	USD	1,498	11/04/24	(3)
SSB	NOK	185,777	USD	16,862	11/04/24	(27)
SSB	NZD	7,889	USD	4,699	11/04/24	(16)
SSB	PLN	33,662	USD	8,395	11/04/24	(15)
SSB	SEK	78,398	USD	7,335	11/04/24	(24)
SSB	USD	3,004	EUR	2,767	11/04/24	6
SSB	USD	9,067	GBP	7,039	11/04/24	10
SSB	USD	1,498	MXN	30,049	11/04/24	3

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	USD	16,862	NOK	185,777	11/04/24	$27
SSB	USD	4,699	NZD	7,889	11/04/24	16
SSB	USD	8,395	PLN	33,662	11/04/24	16
SSB	USD	7,335	SEK	78,398	11/04/24	24
SSB	USD	242	ZAR	4,273	11/04/24	2
SSB	ZAR	4,273	USD	242	11/04/24	(1)
Net unrealized appreciation (depreciation)						$(13,559)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$149,382,514	$74	$—	$149,382,588
Preferred stocks	261,984	—	—	261,984
Exchange traded funds	3,746,192	—	—	3,746,192
Investment companies	31,939,861	—	—	31,939,861
Warrant	—	—	—	—
Corporate bonds	—	22,473,365	—	22,473,365
Short-term investments
Investment companies	—	115,395,358	—	115,395,358
Options purchased	903,943	416,867	—	1,320,810
Equity and foreign exchange options purchased	1,202,185	1,191,711	—	2,393,896
Futures contracts	268,997	—	—	268,997
Swap agreements	—	1,576,818	25,361	1,602,179
Forward foreign currency contracts	—	894,831	—	894,831
Total	$187,705,676	$141,949,024	$25,361	$329,680,061

Liabilities
Investments sold short
Common stocks	$(65,467,218)	$—	$—	$(65,467,218)
Preferred stocks	(255,019)	—	—	(255,019)
Exchange traded funds	(10,162,855)	—	—	(10,162,855)
Equity options written	(1,231,617)	(111,841)	—	(1,343,458)
Futures contracts	(800,592)	—	—	(800,592)
Swap agreements	—	(2,524,235)	—	(2,524,235)
Forward foreign currency contracts	—	(908,390)	—	(908,390)
Total	$(77,917,301)	$(3,544,466)	$—	$(81,461,767)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2024 (unaudited)

At October 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,293,055, represented 0.7% of the Portfolios net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	In U.S. dollars unless otherwise indicated.
6	Zero coupon bond.
7	Bond interest in default.
8	Rates shown reflect yield at October 31, 2024.
9	Payments made or received are based on the notional amount.
10

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced or underlying securities comprising the referenced obligation.

11	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
October 31, 2024 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CDO  Collateralized Debt Obligation

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PO  Principal Only

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

WF   Wells Fargo Investment LLC

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2024.